    As Filed with the Securities and Exchange Commission on April 15, 2013
                                                           File Nos. 333-121693
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 9

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Post-Effective Amendment No. 129

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                               ANGELA K. FONTANA
                                Vice President,
                         General Counsel and Secretary
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                 ALLEN R. REED
                                Senior Attorney
                        Allstate Life Insurance Company
                               3100 Sanders Road
                                   Suite J5B
                             Northbrook, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2013 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on __________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

================================================================================

AIM LIFETIME PLUS/SM/ II VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX NUMBER: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2013

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") issues the AIM Lifetime Plus/SM/ II Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

ALLSTATE LIFE IS NO LONGER OFFERING NEW CONTRACTS.

The Contract currently offers 16 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 13 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("FUNDS") of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (SERIES I SHARES):


 INVESCO V.I. EQUITY AND INCOME FUND -  INVESCO V.I. GOVERNMENT SECURITIES
   SERIES I (FORMERLY, INVESCO VAN        FUND - SERIES I
   KAMPEN V.I. EQUITY AND INCOME
   FUND - SERIES I)                     INVESCO V.I. HIGH YIELD FUND -
                                          SERIES I
 INVESCO V.I. VALUE OPPORTUNITIES FUND
   - SERIES I (FORMERLY, INVESCO VAN    INVESCO V.I. INTERNATIONAL GROWTH
   KAMPEN V.I. VALUE OPPORTUNITIES        FUND - SERIES I
   FUND - SERIES I)
                                        INVESCO V.I. AMERICAN FRANCHISE
 INVESCO V.I. MID CAP GROWTH FUND -       PORTFOLIO - SERIES I (FORMERLY,
   SERIES I (FORMERLY, INVESCO VAN        INVESCO VAN KAMPEN V.I. AMERICAN
   KAMPEN V.I. MID CAP GROWTH FUND -      FRANCHISE PORTFOLIO - SERIES I)
   SERIES I)
                                        INVESCO V.I. MID CAP CORE EQUITY FUND
 INVESCO V.I. CORE EQUITY FUND -          - SERIES I
   SERIES I
                                        INVESCO V.I. MONEY MARKET FUND -
 INVESCO V.I. DIVERSIFIED INCOME FUND     SERIES I
   - SERIES I
                                        INVESCO V.I. TECHNOLOGY FUND -
                                          SERIES I

                                        INVESCO V.I. UTILITIES FUND - SERIES I



WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2013, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 39 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------

IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
 NOTICES   DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY
           FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
           INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

           WE ARE NO LONGER OFFERING THE CONTRACTS FOR SALE.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            12
                   -----------------------------------------
                        The Variable Sub-Accounts        12
                   -----------------------------------------
                        The Fixed Account Options        13
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           18
                   -----------------------------------------
                      Other Expenses                     20
                   -----------------------------------------
                      Access to Your Money               20
                   -----------------------------------------

                                                                   PAGE
        ---------------------------------------------------------------
           Income Payments                                          21
        ---------------------------------------------------------------
           Death Benefits                                           23
        ---------------------------------------------------------------
        OTHER INFORMATION
        ---------------------------------------------------------------
           More Information:                                        27
        ---------------------------------------------------------------
             Allstate Life                                          27
        ---------------------------------------------------------------
             The Variable Account                                   28
        ---------------------------------------------------------------
             The Funds                                              28
        ---------------------------------------------------------------
             The Contract                                           29
        ---------------------------------------------------------------
             Non-Qualified Annuities Held Within a Qualified
             Plan                                                   29
        ---------------------------------------------------------------
             Legal Matters                                          30
        ---------------------------------------------------------------
           Taxes                                                    30
        ---------------------------------------------------------------
           Annual Reports and Other Documents                       38
        ---------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS       39
        ---------------------------------------------------------------
        APPENDIX A - ACCUMULATION UNIT VALUES AND NUMBER OF
         ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
         SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED             40
        ---------------------------------------------------------------
        APPENDIX B - MARKET VALUE ADJUSTMENT                        53
        ---------------------------------------------------------------


                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.

                                                                 PAGE
           ----------------------------------------------------------
           Accumulation Phase                                       6
           ----------------------------------------------------------
           Accumulation Unit                                        9
           ----------------------------------------------------------
           Accumulation Unit Value                                  9
           ----------------------------------------------------------
           Annuitant                                                9
           ----------------------------------------------------------
           Automatic Additions Program                             10
           ----------------------------------------------------------
           Automatic Fund Rebalancing Program                      17
           ----------------------------------------------------------
           Beneficiary                                              9
           ----------------------------------------------------------
           Cancellation Period                                      4
           ----------------------------------------------------------
           *Contract                                            1, 29
           ----------------------------------------------------------
           Contract Anniversary                                     5
           ----------------------------------------------------------
           Contract Owner ("You")                                   9
           ----------------------------------------------------------
           Contract Value                                       5, 11
           ----------------------------------------------------------
           Contract Year                                            5
           ----------------------------------------------------------
           Death Benefit Anniversary                               23
           ----------------------------------------------------------
           Dollar Cost Averaging Program                           17
           ----------------------------------------------------------
           Due Proof of Death                                      23
           ----------------------------------------------------------
           Enhanced Death Benefit Rider                            24
           ----------------------------------------------------------
           Enhanced Death and Income Benefit Combination Rider     24
           ----------------------------------------------------------
           Fixed Account Options                                   13
           ----------------------------------------------------------

                                                      PAGE
                      ------------------------------------
                      Free Withdrawal Amount            18
                      ------------------------------------
                      Funds                             28
                      ------------------------------------
                      Allstate Life ("We")           1, 27
                      ------------------------------------
                      Guarantee Periods                 13
                      ------------------------------------
                      Income Plan                       21
                      ------------------------------------
                      Investment Alternatives           12
                      ------------------------------------
                      Issue Date                         6
                      ------------------------------------
                      Market Value Adjustment           14
                      ------------------------------------
                      Payout Phase                       6
                      ------------------------------------
                      Payout Start Date              5, 21
                      ------------------------------------
                      Right to Cancel                   11
                      ------------------------------------
                      SEC                                1
                      ------------------------------------
                      Settlement Value                  23
                      ------------------------------------
                      Systematic Withdrawal Program     21
                      ------------------------------------
                      Tax Qualified Contract         5, 33
                      ------------------------------------
                      Treasury Rate                     14
                      ------------------------------------
                      Valuation Date                    11
                      ------------------------------------
                      Variable Account                  28
                      ------------------------------------
                      Variable Sub-Account              12
                      ------------------------------------

* If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. In certain states, the Contract is available only as a group Contract.

                               3     PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS        WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each payment must be at least $500 ($100 for automatic purchase payments to the variable investment options). You must maintain a minimum account size of $1,000.
---------------------------------------------------------------------------------------------------------
RIGHT TO CANCEL          You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("CANCELLATION PERIOD"). Upon cancellation we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                         Variable Account. The adjustment will reflect the deduction of mortality and expense risk charges and administrative expense charges. The amount you receive will be less applicable federal and state income tax withholding.
---------------------------------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:

                         Total Variable Account annual fees equal to 1.10% of average daily net assets
                         (1.30% if you select the ENHANCED DEATH BENEFIT RIDER; 1.50% if you select the
                         ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER (available with Contracts issued before July 27, 2000); and 1.60% if you select the ENHANCED DEATH AND
                         INCOME BENEFIT COMBINATION RIDER II (available with Contracts issued on or after July 27, 2000)).

                         .   Annual contract maintenance charge of $35 (with certain exceptions)

                         .   Withdrawal Charges ranging from 0% to 7% of payment withdrawn (with certain exceptions)

                         .   Transfer fee of $10 after 12/th/ transfer in any CONTRACT YEAR (fee currently waived)

                         .   State premium tax (if your state imposes one)

                         In addition, each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
---------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  The Contract offers 16 investment alternatives including:

                         .   3 Fixed Account Options (which credit interest at rates we guarantee)

                         .   13 Variable Sub-Accounts investing in Funds offering professional money management by Invesco Advisers, Inc..

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-457-7617.
---------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         .   AUTOMATIC FUND REBALANCING PROGRAM

                         .   AUTOMATIC ADDITIONS PROGRAM

                         .   DOLLAR COST AVERAGING PROGRAM

                         .   SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------------------------
INCOME PAYMENTS          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                         .   life income with guaranteed payments

                         .   a joint and survivor life income with guaranteed payments

                         .   guaranteed payments for a specified period (5 to 30 years)
---------------------------------------------------------------------------------------------------------


                               4     PROSPECTUS

-----------------------------------------------------------------------------------------------
DEATH BENEFITS  If you or the Annuitant (if the Contract is owned by a non-living person) die before the PAYOUT START DATE, we will pay the death benefit described in the
                Contract. We also offer an Enhanced Death Benefit Rider and an Enhanced
                Death and Income Benefit Combination Rider.
-----------------------------------------------------------------------------------------------
TRANSFERS       Before the Payout Start Date, you may transfer your Contract value
                ("CONTRACT VALUE") among the investment alternatives, with certain restrictions.

                We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12/th/ transfer in each "Contract
                Year," which we measure from the date we issue your contract or a Contract anniversary ("CONTRACT ANNIVERSARY").
-----------------------------------------------------------------------------------------------
WITHDRAWALS     You may withdraw some or all of your Contract Value at anytime during the
                Accumulation Phase. Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date.

                In general, you must withdraw at least $50 at a time ($1,000 for withdrawals made during the Payout Phase). Withdrawals in the Payout Phase are only available if the Payout Option is a Variable Income Payment using
                Guaranteed Payments for a Specified Period. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. In a
                Tax Qualified Contract, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and MARKET VALUE ADJUSTMENT also may apply.
-----------------------------------------------------------------------------------------------

                               5     PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways. First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 16 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 21. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any questions about how the Contract works.

                               6     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT FUND EXPENSES, PLEASE REFER TO THE ACCOMPANYING PROSPECTUS FOR THE FUNDS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn  0   1   2   3   4   5   6   7+
----------------------------------------------------------------------------------------------------------------
Applicable Charge                                                                7%  7%  6%  6%  5%  4%  3%   0%
----------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                       $35.00**
----------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                            $10.00***
----------------------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year without incurring a withdrawal charge or Market Value Adjustment.

** We will waive this charge in certain cases. See "Expenses."

*** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Basic Contract

      Mortality and Expense Risk Charge                            1.00%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.10%
      -------------------------------------------------------------------

With Enhanced Death Benefit Rider

      Mortality and Expense Risk Charge                            1.20%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.30%
      -------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider*

      Mortality and Expense Risk Charge                            1.40%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.50%
      -------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider II**

      Mortality and Expense Risk Charge                            1.50%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.60%
      -------------------------------------------------------------------

* For contracts issued before July 27, 2000.

** For contracts issued on or after July 27, 2000.

                               7     PROSPECTUS

FUND ANNUAL EXPENSES
(as a percentage of Fund average daily net assets)/(1)/

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Funds may have agreed to waive their fees and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for each Fund.

                             ANNUAL FUND EXPENSES


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Fund Operating Expenses/(1)/ (expenses that
  are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other
  expenses)                                                     0.63%   1.49%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2012.


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment, and

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and elected the Enhanced Death and Income Benefit Combination Rider II.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $907  $1,464  $2,044   $3,394
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $823  $1,212  $1,628   $2,578
---------------------------------------------------------------------------------


EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $312   $954   $1,619   $3,394
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $228   $702   $1,203   $2,578
---------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.50% (FOR CONTRACTS ISSUED ON OR AFTER JULY 27, 2000), AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10% AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF THE ENHANCED DEATH BENEFIT HAS NOT BEEN ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE ABOVE EXAMPLES ASSUME TOTAL ANNUAL FUND EXPENSES LISTED IN THE EXPENSE TABLE WILL CONTINUE THROUGHOUT THE PERIODS SHOWN.

                               8     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information.

The financial statements of Allstate Life and Allstate Financial Advisors Separate Account I also appear in the Statement of Additional Information. For a free copy of the Statement of Additional Information, please write or call us at 1-800- 457-7617.


THE CONTRACT
--------------------------------------------------------------------------------

CONTRACT OWNER
The AIM Lifetime Plus/SM/ II Variable Annuity is a contract between you (the Contract Owner) and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your Purchase Payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or Annuitant dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a Grantor Trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application to purchase the Contract.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under certain retirement plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application to purchase the Contract. The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application to purchase the Contract. If the Contract Owner is a living person, you may change the Annuitant prior to the Payout Start Date. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

..   the youngest Contract Owner if living, otherwise

..   the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. (See section titled "Death Benefits" for details.) If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may also name one or more contingent Beneficiaries who will receive any death

                               9     PROSPECTUS
benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract Owner. You may change or add Beneficiaries at any time by writing to us unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal amounts to the surviving Beneficiaries.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No Owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial Purchase Payment must be at least $5,000 ($2,000 for a Tax Qualified Contract). All subsequent Purchase Payments must be $500 or more. The maximum Purchase Payment is $2,000,000 without prior approval. We reserve the right to reduce the minimum Purchase Payment and to change the maximum Purchase Payment. You may make Purchase Payments of at least $500 at any time prior to the Payout Start Date. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

MINIMUM AND MAXIMUM ALLOWABLE AGE
You can purchase a Contract if, as of the date we receive the completed application you are between your state's age of majority and 90. If the Owner is a non-living person, then the Annuitant must be between the ages of 0 and 90, as of the date we receive the completed application.

AUTOMATIC ADDITIONS PROGRAM
You may make additional Purchase Payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring money from your bank account. Please consult with your sales representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your Purchase Payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the Investment Alternatives.

We will allocate your Purchase Payments to the Investment Alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent Purchase Payments according to the allocation for the previous Purchase Payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial Purchase Payment that accompanies your completed application to your Contract

                               10     PROSPECTUS
within 2 business days after we receive the payment at our service center. (Mailing address: P.O. Box 758566, Topeka, KS 66675-8566). If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial Purchase Payment to your Contract within that 5 business day period. If you do not, we will return your Purchase Payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent Purchase Payments to the Contract at the close of the business day on which we receive the Purchase Payment at our service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your Purchase Payment after 3 p.m. Central Time on any Valuation Date, we will credit your Purchase Payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

RIGHT TO CANCEL

You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your Purchase Payments allocated to the Fixed Account. We also will return your Purchase Payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss and applicable charges that occurred from the date of allocation through the date of cancellation. The amount you receive will be less applicable federal and state income tax withholding. Some states may require us to return a greater amount to you. If your Contract is an IRA qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, your Contract Value is equal to your initial Purchase Payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the Purchase Payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 Purchase Payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Fund in which the Variable Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider, and the Enhanced Death and Income Benefit Combination Rider II described on pages 24 and 25.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                               11     PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 13 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Account to which you allocate your Purchase payment. You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617. Invesco Advisers, Inc. serves as the investment advisor to each Fund.



SERIES I SHARES:                         EACH FUND SEEKS                                   INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund -    Capital appreciation and current income
 Series I (formerly, Invesco Van Kampen
 V.I. Equity and Income Fund - Series I)
-------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund -  Long-term growth of capital
 Series I/(1)/ (formerly, Invesco Van
 Kampen V.I. Value Opportunities Fund -
 Series I)
-------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Portfolio -  Long-term growth of capital
 Series I (formerly, Invesco Van Kampen
 V.I. Mid Cap Growth Portfolio - Series
 I)                                                                                        INVESCO ADVISERS, INC.*
-------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I Growth of capital
-------------------------------------------------------------------------------------------
Invesco V.I. Diversified Income Fund -   To achieve a high level of current income
 Series I
-------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund  High level of current income consistent with
 - Series I                               reasonable concern for safety of principal
-------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series I+ High level of current income
-------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund   Long-term growth of capital
 - Series I
-------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund -   Capital appreciation
 Series I (formerly, Invesco Van Kampen
 V.I. American Franchise Fund - Series
 I)
-------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series I
-------------------------------------------------------------------------------------------
Invesco V.I. Money Market Fund -         Provide as high a level of current income as is
 Series I                                 consistent with the preservation of capital and
                                          liquidity
-------------------------------------------------------------------------------------------
Invesco V.I. Technology Fund - Series I  Capital growth
-------------------------------------------------------------------------------------------
Invesco V.I. Utilities Fund - Series I   Capital growth and income
-------------------------------------------------------------------------------------------





(1)Effective August 19, 2011, the Invesco V.I. Value Opportunities - Series I Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.


* The investment objective(s) of each Sub-Account may be changed by the Fund's Board of Directors without shareholder approval.


+ Effective on or about April 30, 2013, the Invesco V.I. High Yield Fund -
  Series I acquired the Invesco V.I. High Yield Securities Portfolio - Series I.



Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

                               12     PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING OPTIONS
You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar
Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal monthly installments beginning within 30 days of allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option, and no more than 12 for the 12 Month Dollar Cost Averaging Option.

If we do not receive allocation instructions from you within one month of the date of the payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the Purchase Payment is made.

At the end of the applicable transfer period, any nominal amounts remaining in the Dollar Cost Averaging Option will be allocated to the Money Market Variable Sub-Account.

Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer funds from other Investment Alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state.

GUARANTEE PERIODS
Each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select a Guarantee Period for each purchase or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment, if available. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option. Each Purchase Payment or transfer allocated to a Guarantee Period must be at least $500.

The Guarantee Periods may not be available in your state.

INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your sales representative or Allstate Life at 1-800-457-7617. The interest rates we credit will never be less than the minimum guaranteed rate stated in the Contract.

HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to this Option would grow, given an assumed Guarantee Period and annual interest rate:

                         Purchase Payment      $ 10,000
                         Guarantee Period       5 years
                         Annual Interest Rate     4.50%

                               13     PROSPECTUS

                                                         END OF CONTRACT YEAR
                                          YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5
----------------------------------------------------------------------------------------------
Beginning Contract Value                $10,000.00
  X (1 + Annual Interest Rate)            X  1.045
                                        ----------
                                        $10,450.00
Contract Value at end of Contract Year             $10,450.00
  X (1 + Annual Interest Rate)                       X  1.045
                                                   ----------
                                                   $10,920.25
Contract Value at end of Contract Year                        $10,920.25
  X (1 + Annual Interest Rate)                                  X  1.045
                                                              ----------
                                                              $11,411.66
Contract Value at end of Contract Year                                   $11,411.66
  X (1 + Annual Interest Rate)                                             X  1.045
                                                                         ----------
                                                                         $11,925.19
Contract Value at end of Contract Year                                              $11,925.19
  X (1 + Annual Interest Rate)                                                        X  1.045
                                                                                    ----------
                                                                                    $12,461.82

TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict current or future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract, if any.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expired Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay income taxes, premium taxes, and be subject to withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the Free Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment may apply in the calculation of the Settlement Value described below in the "Death Benefit Amount" section below. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

..   within the Free Withdrawal Amount as described on page 18,

..   when exercising the confinement, unemployment, widow withdrawals or terminal illness waivers, or

..   to satisfy IRS minimum distribution rule for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15.

                               14     PROSPECTUS

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, income tax, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate, then the Market Value Adjustment will result in a higher amount payable to you, transferred, or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable current Treasury Rate, then the Market Value Adjustment will result in a lower amount payable to you, transferred, or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer your Contract Value among the investment alternatives. Transfers are not permitted into the 6 or 12 Month Dollar Cost Averaging Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any of your fixed income payments into variable income payments. You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privileges, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying

                               15     PROSPECTUS
information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable

                               16     PROSPECTUS

Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.

DOLLAR COST AVERAGING PROGRAM
You may make transfers automatically through dollar cost averaging prior to the Payout Start Date. There are three different ways to use the Dollar Cost Averaging Program:

1) You may allocate purchase payments to the Fixed Account Options for the specific purpose of dollar cost averaging.

2) You may dollar cost average out of any Variable Sub-Account into any other Variable Sub-Account(s).

3) You may transfer interest credited from a Guarantee Period(s) to any Variable Sub-Account without application of a Market Value Adjustment.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Variable Sub-Account may cause a shift in the percentage you allocated to each Variable Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Invesco V.I. Diversified Income Variable Sub-Account and 60% to be in the Invesco Van Kampen V.I. American Franchise Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Invesco V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Invesco V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the Invesco Van Kampen V.I. American Franchise Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               17     PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in processing purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

..   total purchase payments equal $50,000 or more, or

..   all money is allocated to the Fixed Account Options, as of the Contract
    Anniversary.

After the Payout Start Date, we will waive this charge if:

..   as of the Payout Start Date, the Contract Value is $50,000 or more, or

..   all income payments are fixed amount income payments.

If you surrender your Contract, we will deduct a full contract maintenance charge unless your Contract qualifies for a waiver.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts (1.20% if you select the Enhanced Death Benefit Rider, 1.40% if you select the Enhanced Death and Income Benefit Combination Rider (available with contracts issued before July 27, 2000), and 1.50% for Contracts with the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. We charge additional amounts for the Enhanced Death Benefit and Enhanced Death and Income Benefit Combination riders to compensate us for the additional risk that we accept by providing each rider. Neither the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider, or Enhanced Death and Income Benefit Combination Rider II are available under a Contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. No necessary relationship exists between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a Withdrawal Charge of up to 7% of the Purchase Payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the Purchase Payment being withdrawn. A schedule showing how the charge declines appears on page 7, above. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years. We will deduct Withdrawal Charges, if applicable, from the amount paid. For purposes of the Withdrawal Charge, we will treat withdrawals as coming from the oldest Purchase Payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

If you make a withdrawal before the Payout Start Date, we will apply the Withdrawal Charge percentage in effect on the date of the withdrawal, or the Withdrawal Charge percentage in effect on the following day, whichever is lower.

                               18     PROSPECTUS

We do not apply a Withdrawal Charge in the following situations:

..   on the Payout Start Date (a Withdrawal Charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract Owner or Annuitant (unless the settlement value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fees described above, to make up any difference. Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you, or the Annuitant if the Contract is owned by a non-living person, are first confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. we must receive your request for the withdrawal and due proof (as defined in the Contract) of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, or the Annuitant, or a member of your or the Annuitant's immediate family (as defined in the Contract), is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you (or the Annuitant if the Contract Owner is not a living person) are first diagnosed by a physician (we may require a second or a third opinion) with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

2.  you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1.  you or the Annuitant become unemployed at least one year after the Issue
Date;

2. you or the Annuitant have been granted unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to or at the time of the withdrawal request; and

3. you or the Annuitant exercise this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once during the life of your Contract. This waiver applies upon the unemployment of the Annuitant only if the Contract Owner is not a living person.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you are not required to pay our Withdrawal Charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may discontinue this practice sometime in the future and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state. At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

                               19     PROSPECTUS

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes Section.


OTHER EXPENSES
--------------------------------------------------------------------------------


Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see pages 7 and 8.


We receive compensation from Invesco Advisers, Inc., for administrative services we provide to the Funds. We collect this compensation under an agreement between us and Invesco Advisers, Inc., and is calculated based on percentages of the average assets allocated to each Fund.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 21.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You have the opportunity to name the Investment Alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Investment Alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.   An emergency exists as defined by the SEC; or

3.   The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

                               20     PROSPECTUS

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or Automatic Fund Rebalancing Programs.

Depending on fluctuations in the accumulation unit value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Systematic withdrawal payments are subject to any applicable withdrawal charges and market value adjustments. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional Purchase Payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets which support variable income payments even though we do not bear any mortality risk.

                               21     PROSPECTUS

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or a portion of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We also deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You may apply all or part of your Contract Value to an Income Plan. If you elected the Enhanced Death and Income Benefit Combination Rider, you may be able to apply an amount greater than your Contract Value. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investments rates available under this contract.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1) adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2) deducting any applicable premium tax; and

3) applying the resulting amount to the greater of (a) the appropriate value from the income payment

                               22     PROSPECTUS
   table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter times as state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
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We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies or,

2. the Annuitant dies, if the Contract is owned by a company or other non-living Owner.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner. A claim for a distribution on death must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate; or

..   a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

..   any other proof acceptable to us.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment alternatives are subject to investment risk.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1) the Contract Value as of the date we determine the death benefit, or

2) the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3) the sum of all Purchase Payments reduced by a withdrawal adjustment, as defined below, or

4) the greatest of the Contract Values on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by Purchase Payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment as defined below.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect deduction of any applicable Withdrawal Charges, contract maintenance charges, and premium taxes.

A Death Benefit Anniversary is every seventh Contract Anniversary during the Accumulation Phase. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.

The "withdrawal adjustment" is equal to (a) divided by (b), with the result multiplied by (c), where:

   (a) is the withdrawal amount;

   (b) is the Contract Value immediately prior to the withdrawal; and

   (c) is the value of the applicable death benefit alternative immediately prior to the withdrawal.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of;

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value.

                               23     PROSPECTUS

We reserve the right to extend, on a non-discriminatory basis, the 180 day period in which the death proceeds will equal the death benefit as described above. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.

A Market Value Adjustment, if any, made upon payment of a death benefit would be positive.

ENHANCED DEATH BENEFIT RIDER
If the oldest Contract Owner, or Annuitant if the Contract Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If you elect the rider, the death benefit will be the greater of the death benefit alternatives (1) through (4) listed above, or
(5) the enhanced death benefit.

If the Contract Owner is a living individual, the enhanced death benefit applies only for the death of the Contract Owner. If the Contract Owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. The enhanced death benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

The Enhanced Death Benefit Rider benefit is not available under a contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract, and any death benefit paid under a continued Contract will not include the enhanced death benefit.

ENHANCED DEATH BENEFIT A. The Enhanced Death Benefit A on the Issue Date is equal to the initial Purchase Payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional Purchase Payment or a partial withdrawal. Additional Purchase Payments will increase the Enhanced Death Benefit A dollar-for-dollar.

Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described above under "Death Benefit Amount."

In the absence of any withdrawals or Purchase Payments, the Enhanced Death Benefit A will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or, if the Contract owner is not a living person, the oldest Annuitant's, 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit A only for Purchase Payments and withdrawals. The Enhanced Death Benefit A will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B is equal to total Purchase Payments made reduced by a withdrawal adjustment computed in the manner described above under "Death Benefit Amount." Each Purchase Payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of the date

..   we determine the death benefit, or

..   the first day of the month following the oldest Contract Owner's or, if the
    Contract Owner is not a living person, the Annuitant's, 85th birthday.

The Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER (available with Contracts issued before July 27, 2000. For Contracts issued on or after July 27, 2000, see the next section titled "Enhanced Death and Income Benefit Combination Rider II")

If the oldest Contract Owner, or Annuitant if the Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date. In some states, the calculation of the enhanced income benefit will not include the value of the Enhanced Death Benefit B. Please consult with your sales representative for information.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary, and

..   is prior to the Annuitant's age 90.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income

                               24     PROSPECTUS
benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II (available with Contracts issued on or after July 27, 2000)

If the oldest Contract Owner is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider II is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider II is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit guarantees that the minimum amount of income payments you receive will not be less than those determined by applying the Income Base on Payout Start Date, to the minimum guaranteed Income Payment Tables shown in the Contract (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). In some states, the calculation of the enhanced income benefit will not include the value of Income Base B. Please consult with your sales representative for more information.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a Purchase Payment or withdrawal is made:

..   For Purchase Payments, Income Base A is equal to the most recently calculated Income Base plus the Purchase Payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

..   On each Contract Anniversary, Income Base A is equal to the greater of the
    Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or Purchase Payments, Income Base A will be the greatest of all the Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for Purchase Payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for Purchase Payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent Purchase Payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. After this date, Income Base B will be recalculated only for Purchase Payments and withdrawals.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

Please consult with your sales representative for information.

The income base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary,

..   is during the 30-day period following the Contract Anniversary.

..   is prior to the Annuitant's 90th birthday.

The enhanced income benefit will only apply if you elect to receive fixed amount income payments. These fixed income payments will be calculated using the appropriate Guaranteed Income Payment Tables provided in your Contract.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

IF YOU EXPECT TO APPLY YOUR CONTRACT VALUE TO VARIABLE INCOME PAYMENT OPTIONS OR TO CURRENT ANNUITY PAYMENT RATES THEN IN EFFECT, ELECTING THE ENHANCED INCOME BENEFIT MAY NOT BE APPROPRIATE.

                               25     PROSPECTUS

No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

Neither of the Enhanced Death and Income Benefit Combination Rider's benefits are available under a Contract that is continued by a surviving spouse.

After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract. Any death benefit paid under a continued Contract will not include the enhanced death benefit. Any calculation of amount to be applied to an Income Plan upon annuitization under a continued Contract will not include the enhanced income benefit.

We may discontinue offering these options at any time.

If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any Purchase Payments or the Contract Value.

DEATH BENEFIT PAYMENTS

IF THE NEW OWNER IS YOUR SPOUSE, THE NEW OWNER MAY:

1.  elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   The life of the new Owner; or

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If your spouse does not elect one of the above options, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

..   On the date the Contract is continued, the Contract Value will equal the amount of the Death Benefit as determined as of the Valuation Date on which we received the completed request for settlement of the death benefit (the next Valuation Date, if we receive the completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Variable Sub-Accounts as of the end of the Valuation Period during which we receive the completed request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   .   transfer all or a portion of the excess among the Variable Sub-Accounts;

   . transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   . transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge.

Only one spousal continuation is allowed under this Contract.

IF THE NEW OWNER IS NOT YOUR SPOUSE BUT IS A LIVING PERSON, THE NEW OWNER MAY:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   the life of the new Owner; or

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If the new Owner does not elect one of the above options then the new Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received a completed request for settlement of the death benefit (the next Valuation Date, if we receive a

                               26     PROSPECTUS
completed request for settlement of the death benefit after 3 p.m. Central
Time). Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights as set forth in the TRANSFERS section during this 5 year period.

No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the new Owner dies prior to receiving all of the Contract Value, then the new Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon Death of Owner.

IF THE NEW OWNER IS A CORPORATION, TRUST, OR OTHER NON-LIVING PERSON:

   (a) The new Owner may elect to receive the death benefit in a lump sum; or

   (b) If the new Owner does not elect the option above, then the new Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the Death Benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Owner, the excess, if any of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any new Owner is a non-living person, all new Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract Owner.

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-living person, the following apply:

   (a) The Contract Owner may elect to receive the death benefit in a lump sum;
or

   (b) If the new Owner does not elect the option above, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract Owner may then exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

MORE INFORMATION
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ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2005, Glenbrook Life and Annuity Company ("Glenbrook") issued the Contract. Effective January 1, 2005, Glenbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Glenbrook all of Glenbrook's assets and became directly liable for Glenbrook's liabilities and obligations with respect to all contracts issued by Glenbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate

                               27     PROSPECTUS

Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through the Glenbrook Life and Annuity Company Separate Account A. Effective January 1, 2005, Glenbrook Life Multi-Manager Variable Account and Glenbrook Life and Annuity Company Separate Account A combined with Allstate Financial Advisors Separate Account I and consolidated duplicative Variable Sub-Accounts that invest in the same Funds (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts, or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds . We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate

                               28     PROSPECTUS
accounts to invest in the same Fund. The board of trustees of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION.   Allstate Distributors, LLC ("ADLLC"), located at 3100 Sanders
Road, Northbrook, Illinois 60062-7154, serves as principal underwriter of the Contracts. ADLLC is a wholly owned subsidiary of Allstate Life.


ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the Financial Industry Regulatory Authority (FINRA).

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis).

Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. Sale of the Contracts may also count toward incentive program awards for the registered representative. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate Life does not pay ADLLC a commission for distribution of the Contracts. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for any liability to Contract owners arising out of services rendered or Contracts issued.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6/th/ Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2012, consisted of the following:
Keane BPO, LLC. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5/th/ Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44/th/ Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5/th/ Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals,

                               29     PROSPECTUS
waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS

All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.


TAXES
--------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE.   There are several exceptions to the
general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

                               30     PROSPECTUS

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION. Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining

                               31     PROSPECTUS
   portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

We administer certain spousal rights under the Contract, and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples, domestic partners or same-sex marriages. You should be aware, however, that federal tax law does not recognize civil union couples, domestic partners or marriage spouses of the same sex. Therefore, we cannot permit a same-sex civil union partner, domestic partner or spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first same-sex civil union partner, domestic partner or spouse. Civil union couples, domestic partners and spouses of the same sex should consider that limitation before selecting a spousal benefit under the Contract.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

MEDICARE TAX ON NET INVESTMENT INCOME. The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the

                               32     PROSPECTUS
old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.


If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax

                               33     PROSPECTUS
consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life

                               34     PROSPECTUS
   expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible

                               35     PROSPECTUS
to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The American Taxpayer Relief Act extended this provision until the end of 2013.

For distributions in tax years beginning after 2005 and before 2014, these rules provide for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 701/2. Special transition rules related to retroactive extension of this tax law provision permit different distribution treatment for Charitable IRA distributions made by January 31, 2013. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

                               36     PROSPECTUS

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In

                               37     PROSPECTUS
eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------



Allstate Life's annual report on Form 10-K for the year ended December 31, 2012, is incorporated herein by reference, which means that it is legally a part of this prospectus.


All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K electronically on the SEC's "EDGAR" system using the identifying number CIK
No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-202-551-8090.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758567, Topeka, KS 66675-8565 (telephone:
1-800-457-7617).

                               38     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

      ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
      -------------------------------------------------------------------
      THE CONTRACT
      -------------------------------------------------------------------
         Purchase of Contracts
      -------------------------------------------------------------------
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
      -------------------------------------------------------------------
      CALCULATION OF ACCUMULATION UNIT VALUES
      -------------------------------------------------------------------
      NET INVESTMENT FACTOR
      -------------------------------------------------------------------
      CALCULATION OF VARIABLE INCOME PAYMENTS
      -------------------------------------------------------------------
      CALCULATION OF ANNUITY UNIT VALUES
      -------------------------------------------------------------------

              GENERAL MATTERS
              ---------------------------------------------------
                 Incontestability
              ---------------------------------------------------
                 Settlements
              ---------------------------------------------------
                 Safekeeping of the Variable Account's Assets
              ---------------------------------------------------
                 Premium Taxes
              ---------------------------------------------------
                 Tax Reserves
              ---------------------------------------------------
              EXPERTS
              ---------------------------------------------------
              FINANCIAL STATEMENTS
              ---------------------------------------------------
              APPENDIX A - ACCUMULATION UNIT VALUES
              ---------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               39     PROSPECTUS

APPENDIX A ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


Appendix A presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Sub-Account since the Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.


All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the Invesco Van Kampen V.I. Value Opportunities Fund - Series I and Invesco V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the Invesco V.I. Technology Fund - Series I and the Invesco V.I. Utilities Fund - Series I, which were first offered on October 15, 2004 and the Invesco V.I. Large Cap Growth Fund - Series I, which was first offered on June 12, 2006, the Invesco Van Kampen V.I. American Franchise Fund - Series I and Invesco Van Kampen V.I. Equity and Income - Series I which were first offered on April 29, 2011 and the Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I which was first offered on April 27, 2012.

The names of the following Sub-Accounts changed since December 31, 2012. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2012:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2012 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)    SUB-ACCOUNT NAME AS OF MAY 1, 2013
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Equity and     Invesco V.I. Equity and Income Fund -
 Income Fund - Series I                 Series I
 Invesco Van Kampen V.I. Value          Invesco V.I. Value Opportunities Fund
 Opportunities Fund - Series I          - Series I
 Invesco Van Kampen V.I. Mid Cap        Invesco V.I. Mid Cap Growth Fund -
 Growth Fund - Series I                 Series I
 Invesco Van Kampen V.I. American       Invesco V.I. American Franchise
 Franchise Portfolio - Series I         Portfolio - Series I
 -----------------------------------------------------------------------------




               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0




                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC BALANCED FUND--SERIES I
                                                      2003        $9.074      $10.443     1,397,078
                                                      2004       $10.443      $11.106     1,284,761
                                                      2005       $11.106      $11.565     1,072,218
                                                      2006       $11.565      $12.646       882,310
                                                      2007       $12.646      $12.783       642,359
                                                      2008       $12.783       $7.798       419,104
                                                      2009        $7.798      $10.323       337,202
                                                      2010       $10.323      $11.033       234,270
                                                      2011       $11.033      $11.728             0
----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                      2003        $7.897      $10.117     1,380,870
                                                      2004       $10.117      $10.669     1,241,884
                                                      2005       $10.669      $11.485     1,084,264
                                                      2006       $11.485      $12.075     2,395,599
                                                      2007       $12.075      $13.377     1,648,376
                                                      2008       $13.377       $7.609     1,205,363
                                                      2009        $7.609       $9.112       979,716
                                                      2010        $9.112      $10.408       725,970
                                                      2011       $10.408       $9.480       611,641
                                                      2012        $9.480      $10.906             0


                               40     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0





                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                       2003        $9.672      $12.949       351,237
                                                       2004       $12.949      $14.793       358,244
                                                       2005       $14.793      $16.037       351,705
                                                       2006       $16.037      $18.482       239,739
                                                       2007       $18.482      $20.261       170,673
                                                       2008       $20.261      $10.615       109,986
                                                       2009       $10.615      $14.948        83,857
                                                       2010       $14.948      $17.561        69,147
                                                       2011       $17.561      $16.126        55,455
                                                       2012       $16.126      $18.314             0
-----------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                       2003        $8.355      $10.281     2,240,797
                                                       2004       $10.281      $11.081     1,988,707
                                                       2005       $11.081      $11.542     1,704,027
                                                       2006       $11.542      $13.323     2,636,111
                                                       2007       $13.323      $14.246     1,783,042
                                                       2008       $14.246       $9.843     1,246,840
                                                       2009        $9.843      $12.490     1,040,842
                                                       2010       $12.490      $13.534       774,244
                                                       2011       $13.534      $13.378       636,953
                                                       2012       $13.378      $15.068       528,523
-----------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                       2003        $9.888      $10.683       562,274
                                                       2004       $10.683      $11.098       555,636
                                                       2005       $11.098      $11.295       482,427
                                                       2006       $11.295      $11.673       356,109
                                                       2007       $11.673      $11.744       249,578
                                                       2008       $11.744       $9.788       117,899
                                                       2009        $9.788      $10.753       107,717
                                                       2010       $10.753      $11.704        87,964
                                                       2011       $11.704      $12.389        74,693
                                                       2012       $12.389      $13.566        71,769
-----------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                       2003       $12.628      $12.623       964,941
                                                       2004       $12.623      $12.805       845,252
                                                       2005       $12.805      $12.876       602,889
                                                       2006       $12.876      $13.188       448,274
                                                       2007       $13.188      $13.869       355,471
                                                       2008       $13.869      $15.406       235,349
                                                       2009       $15.406      $15.236       162,638
                                                       2010       $15.236      $15.883       108,452
                                                       2011       $15.883      $16.952        81,668
                                                       2012       $16.952      $17.181        91,313


                               41     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0




                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES I
                                                      2003        $6.972       $8.830      592,881
                                                      2004        $8.830       $9.716      499,973
                                                      2005        $9.716       $9.871      411,984
                                                      2006        $9.871      $10.811      304,403
                                                      2007       $10.811      $10.825      213,717
                                                      2008       $10.825       $7.956      153,141
                                                      2009        $7.956      $12.023      130,914
                                                      2010       $12.023      $13.505       86,926
                                                      2011       $13.505      $13.486       59,103
                                                      2012       $13.486      $15.629       58,765
----------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                      2003        $6.811       $8.695      681,112
                                                      2004        $8.695      $10.664      683,565
                                                      2005       $10.664      $12.439      729,280
                                                      2006       $12.439      $15.777      708,276
                                                      2007       $15.777      $17.900      461,067
                                                      2008       $17.900      $10.555      327,818
                                                      2009       $10.555      $14.119      234,493
                                                      2010       $14.119      $15.761      173,806
                                                      2011       $15.761      $14.538      144,978
                                                      2012       $14.538      $16.611      118,877
----------------------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
                                                      2006       $10.000      $11.106      385,691
                                                      2007       $11.106      $12.702      305,945
                                                      2008       $12.702       $7.753      194,973
                                                      2009        $7.753       $9.661      160,457
                                                      2010        $9.661      $11.204      109,491
                                                      2011       $11.204      $12.169            0
----------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                      2003        $9.994      $12.585      229,298
                                                      2004       $12.585      $14.167      292,391
                                                      2005       $14.167      $15.080      288,902
                                                      2006       $15.080      $16.592      219,087
                                                      2007       $16.592      $17.976      141,038
                                                      2008       $17.976      $12.709       83,473
                                                      2009       $12.709      $16.368       68,285
                                                      2010       $16.368      $18.473       49,519
                                                      2011       $18.473      $17.106       38,009
                                                      2012       $17.106      $18.772       31,691


                               42     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0




                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND--SERIES I
                                                                      2003       $11.364      $11.305      741,684
                                                                      2004       $11.305      $11.258      542,161
                                                                      2005       $11.258      $11.416      401,143
                                                                      2006       $11.416      $11.774      417,780
                                                                      2007       $11.774      $12.173      408,636
                                                                      2008       $12.173      $12.286      338,250
                                                                      2009       $12.286      $12.165      269,926
                                                                      2010       $12.165      $12.053      234,888
                                                                      2011       $12.053      $11.927      175,652
                                                                      2012       $11.927      $11.800      127,537
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
                                                                      2004       $10.000      $11.117      173,906
                                                                      2005       $11.117      $11.235      150,751
                                                                      2006       $11.235      $12.277      128,758
                                                                      2007       $12.277      $13.077       80,917
                                                                      2008       $13.077       $7.178       51,185
                                                                      2009        $7.178      $11.174       41,211
                                                                      2010       $11.174      $13.407       31,743
                                                                      2011       $13.407      $12.590       27,162
                                                                      2012       $12.590      $13.856       24,291
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
                                                                      2004       $10.000      $12.259      189,209
                                                                      2005       $12.259      $14.167      190,493
                                                                      2006       $14.167      $17.580      146,298
                                                                      2007       $17.580      $20.976       92,963
                                                                      2008       $20.976      $14.034       65,898
                                                                      2009       $14.034      $15.952       53,281
                                                                      2010       $15.952      $16.772       42,793
                                                                      2011       $16.772      $19.317       28,098
                                                                      2012       $19.317      $19.794       28,671
--------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
                                                                      2011       $10.000      $10.423       80,542
                                                                      2012       $10.423      $11.724      533,268
--------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                                                                      2011       $10.000      $10.718      160,618
                                                                      2012       $10.718      $11.934      141,548
--------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES I
                                                                      2012       $10.000      $17.864       34,892


                               43     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0




                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES I
 FORMERLY, INVESCO V.I. BASIC VALUE FUND--SERIES I
                                                                2003        $8.632      $11.408      392,258
                                                                2004       $11.408      $12.532      519,801
                                                                2005       $12.532      $13.107      456,851
                                                                2006       $13.107      $14.675      385,756
                                                                2007       $14.675      $14.738      271,318
                                                                2008       $14.738       $7.030      177,453
                                                                2009        $7.030      $10.291      120,929
                                                                2010       $10.291      $10.927       92,822
                                                                2011       $10.927      $10.478       75,835
                                                                2012       $10.478      $12.198       62,240



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.00% and an administrative expense charge of 0.10%.


                               44     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

       BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I
        RIDER (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC BALANCED FUND--SERIES I
                                                      2003        $8.909      $10.213       808,466
                                                      2004       $10.213      $10.817       810,346
                                                      2005       $10.817      $11.220       673,654
                                                      2006       $11.220      $12.220       498,575
                                                      2007       $12.220      $12.302       399,753
                                                      2008       $12.302       $7.475       364,067
                                                      2009        $7.475       $9.855       260,773
                                                      2010        $9.855      $10.492       209,959
                                                      2011       $10.492      $11.138             0
----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                      2003        $7.754       $9.893       862,957
                                                      2004        $9.893      $10.392       793,187
                                                      2005       $10.392      $11.142       703,768
                                                      2006       $11.142      $11.668     1,730,792
                                                      2007       $11.668      $12.874     1,436,819
                                                      2008       $12.874       $7.293     1,210,839
                                                      2009        $7.293       $8.699       939,352
                                                      2010        $8.699       $9.897       707,921
                                                      2011        $9.897       $8.979       608,054
                                                      2012        $8.979      $10.316             0
----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                      2003        $9.497      $12.663       242,117
                                                      2004       $12.663      $14.408       253,641
                                                      2005       $14.408      $15.558       255,869
                                                      2006       $15.558      $17.859       220,177
                                                      2007       $17.859      $19.499       170,744
                                                      2008       $19.499      $10.175       156,807
                                                      2009       $10.175      $14.271       105,585
                                                      2010       $14.271      $16.699        91,423
                                                      2011       $16.699      $15.273        82,457
                                                      2012       $15.273      $17.323             0
----------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                      2003        $8.203      $10.054     1,471,099
                                                      2004       $10.054      $10.793     1,311,302
                                                      2005       $10.793      $11.198     1,179,994
                                                      2006       $11.198      $12.874     2,072,171
                                                      2007       $12.874      $13.710     1,710,892
                                                      2008       $13.710       $9.435     1,466,301
                                                      2009        $9.435      $11.925     1,159,539
                                                      2010       $11.925      $12.870       884,198
                                                      2011       $12.870      $12.671       775,817
                                                      2012       $12.671      $14.214       706,446


                               45     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4


                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                       2003        $9.708      $10.447      264,387
                                                       2004       $10.447      $10.810      240,610
                                                       2005       $10.810      $10.958      263,336
                                                       2006       $10.958      $11.279      240,601
                                                       2007       $11.279      $11.302      231,003
                                                       2008       $11.302       $9.382      193,554
                                                       2009        $9.382      $10.267      166,253
                                                       2010       $10.267      $11.130      117,914
                                                       2011       $11.130      $11.735      130,627
                                                       2012       $11.735      $12.797      137,382
-----------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                       2003       $12.399      $12.345      395,131
                                                       2004       $12.345      $12.473      306,873
                                                       2005       $12.473      $12.491      282,669
                                                       2006       $12.491      $12.743      215,434
                                                       2007       $12.743      $13.348      195,175
                                                       2008       $13.348      $14.768      194,032
                                                       2009       $14.768      $14.546      153,129
                                                       2010       $14.546      $15.104      106,174
                                                       2011       $15.104      $16.056       97,270
                                                       2012       $16.056      $16.208       78,282
-----------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES I
                                                       2003        $6.846       $8.635      298,143
                                                       2004        $8.635       $9.463      235,453
                                                       2005        $9.463       $9.576      190,590
                                                       2006        $9.576      $10.447      139,194
                                                       2007       $10.447      $10.418      114,677
                                                       2008       $10.418       $7.626       96,571
                                                       2009        $7.626      $11.478       80,005
                                                       2010       $11.478      $12.842       63,993
                                                       2011       $12.842      $12.773       55,464
                                                       2012       $12.773      $14.744       61,623
-----------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                       2003        $6.688       $8.503      514,481
                                                       2004        $8.503      $10.387      494,074
                                                       2005       $10.387      $12.067      568,943
                                                       2006       $12.067      $15.245      555,339
                                                       2007       $15.245      $17.227      455,810
                                                       2008       $17.227      $10.118      386,904
                                                       2009       $10.118      $13.480      306,544
                                                       2010       $13.480      $14.987      250,558
                                                       2011       $14.987      $13.769      204,869
                                                       2012       $13.769      $15.670      193,468


                               46     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
                                                     2006       $10.000      $11.081      165,273
                                                     2007       $11.081      $12.623      139,664
                                                     2008       $12.623       $7.674      111,266
                                                     2009        $7.674       $9.524      100,613
                                                     2010        $9.524      $11.002       80,890
                                                     2011       $11.002      $11.933            0
---------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                     2003        $9.944      $12.472      194,957
                                                     2004       $12.472      $13.984      276,329
                                                     2005       $13.984      $14.826      280,970
                                                     2006       $14.826      $16.248      262,112
                                                     2007       $16.248      $17.533      197,833
                                                     2008       $17.533      $12.346      165,965
                                                     2009       $12.346      $15.836      119,257
                                                     2010       $15.836      $17.802       99,457
                                                     2011       $17.802      $16.419       81,550
                                                     2012       $16.419      $17.946       73,217
---------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND--SERIES I
                                                     2003       $11.158      $11.055      325,682
                                                     2004       $11.055      $10.966      220,394
                                                     2005       $10.966      $11.075      177,600
                                                     2006       $11.075      $11.377      234,745
                                                     2007       $11.377      $11.715      140,819
                                                     2008       $11.715      $11.777      267,223
                                                     2009       $11.777      $11.614      211,099
                                                     2010       $11.614      $11.461      181,261
                                                     2011       $11.461      $11.297      142,411
                                                     2012       $11.297      $11.131      141,640
---------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
                                                     2004       $10.000      $11.087       99,713
                                                     2005       $11.087      $11.160       92,930
                                                     2006       $11.160      $12.146       87,504
                                                     2007       $12.146      $12.886       74,922
                                                     2008       $12.886       $7.045       76,321
                                                     2009        $7.045      $10.923       69,059
                                                     2010       $10.923      $13.053       55,809
                                                     2011       $13.053      $12.209       45,681
                                                     2012       $12.209      $13.384       44,030


                               47     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
                                                                      2004       $10.000      $12.226      107,780
                                                                      2005       $12.226      $14.072      131,478
                                                                      2006       $14.072      $17.393      121,958
                                                                      2007       $17.393      $20.670      103,445
                                                                      2008       $20.670      $13.774       97,124
                                                                      2009       $13.774      $15.594       81,145
                                                                      2010       $15.594      $16.330       65,214
                                                                      2011       $16.330      $18.733       62,374
                                                                      2012       $18.733      $19.119       53,780
--------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
                                                                      2011       $10.000      $10.193       64,802
                                                                      2012       $10.193      $11.420      529,886
--------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                                                                      2011       $10.000      $10.152      184,412
                                                                      2012       $10.152      $11.258      173,135
--------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES I
                                                                      2012       $10.000      $16.852       77,294
--------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES I
 FORMERLY, INVESCO V.I. BASIC VALUE FUND--SERIES I
                                                                      2003        $8.589      $11.306      290,207
                                                                      2004       $11.306      $12.370      369,715
                                                                      2005       $12.370      $12.886      376,235
                                                                      2006       $12.886      $14.371      349,928
                                                                      2007       $14.371      $14.374      277,562
                                                                      2008       $14.374       $6.829      235,907
                                                                      2009        $6.829       $9.957      170,060
                                                                      2010        $9.957      $10.530      118,098
                                                                      2011       $10.530      $10.057       99,167
                                                                      2012       $10.057      $11.661       81,036



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.


                               48     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
       II (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
AIM V.I. DEMOGRAPHIC TRENDS--SERIES I
                                                      2003        $3.524       $4.767      185,086
                                                      2004        $4.767       $5.078      175,774
                                                      2005        $5.078       $5.308      144,730
----------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC BALANCED FUND--SERIES I
                                                      2003        $8.888      $10.178      496,420
                                                      2004       $10.178      $10.770      442,118
                                                      2005       $10.770      $11.160      424,593
                                                      2006       $11.160      $12.142      382,834
                                                      2007       $12.142      $12.211      307,472
                                                      2008       $12.211       $7.412      214,660
                                                      2009        $7.412       $9.763      192,840
                                                      2010        $9.763      $10.383      189,610
                                                      2011       $10.383      $11.019            0
----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                      2003        $7.735       $9.860      321,586
                                                      2004        $9.860      $10.346      316,063
                                                      2005       $10.346      $11.082      293,856
                                                      2006       $11.082      $11.594      669,380
                                                      2007       $11.594      $12.779      539,761
                                                      2008       $12.779       $7.232      353,594
                                                      2009        $7.232       $8.618      314,616
                                                      2010        $8.618       $9.794      268,635
                                                      2011        $9.794       $8.877      233,262
                                                      2012        $8.877      $10.195            0
----------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                      2003        $9.474      $12.620       70,110
                                                      2004       $12.620      $14.345       73,430
                                                      2005       $14.345      $15.474       76,828
                                                      2006       $15.474      $17.745       77,294
                                                      2007       $17.745      $19.356       73,178
                                                      2008       $19.356      $10.090       45,866
                                                      2009       $10.090      $14.138       39,911
                                                      2010       $14.138      $16.526       29,286
                                                      2011       $16.526      $15.100       28,388
                                                      2012       $15.100      $17.121            0
----------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                      2003        $8.183      $10.020      460,499
                                                      2004       $10.020      $10.746      436,060
                                                      2005       $10.746      $11.137      386,265
                                                      2006       $11.137      $12.792      636,605
                                                      2007       $12.792      $13.609      552,522
                                                      2008       $13.609       $9.356      353,103
                                                      2009        $9.356      $11.813      305,370
                                                      2010       $11.813      $12.737      260,106
                                                      2011       $12.737      $12.527      234,718
                                                      2012       $12.527      $14.039      205,213


                               49     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
       II (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5


                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                       2003        $9.685      $10.412      117,914
                                                       2004       $10.412      $10.763      105,612
                                                       2005       $10.763      $10.899      104,295
                                                       2006       $10.899      $11.207       86,956
                                                       2007       $11.207      $11.219       83,912
                                                       2008       $11.219       $9.304       53,838
                                                       2009        $9.304      $10.171       51,685
                                                       2010       $10.171      $11.015       51,626
                                                       2011       $11.015      $11.602       62,613
                                                       2012       $11.602      $12.640       58,053
-----------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                       2003       $12.369      $12.303      258,222
                                                       2004       $12.303      $12.418      219,643
                                                       2005       $12.418      $12.424      198,890
                                                       2006       $12.424      $12.662      168,011
                                                       2007       $12.662      $13.250      140,146
                                                       2008       $13.250      $14.644      221,935
                                                       2009       $14.644      $14.410       77,038
                                                       2010       $14.410      $14.948       59,334
                                                       2011       $14.948      $15.874       52,462
                                                       2012       $15.874      $16.008       46,228
-----------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES I
                                                       2003        $6.829       $8.606      155,233
                                                       2004        $8.606       $9.422      133,215
                                                       2005        $9.422       $9.524      108,796
                                                       2006        $9.524      $10.380       83,373
                                                       2007       $10.380      $10.342       67,932
                                                       2008       $10.342       $7.562       43,026
                                                       2009        $7.562      $11.371       42,742
                                                       2010       $11.371      $12.710       32,400
                                                       2011       $12.710      $12.629       25,228
                                                       2012       $12.629      $14.562       29,785
-----------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                       2003        $6.672       $8.474      129,179
                                                       2004        $8.474      $10.341      155,299
                                                       2005       $10.341      $12.003      172,420
                                                       2006       $12.003      $15.148      181,290
                                                       2007       $15.148      $17.100      180,308
                                                       2008       $17.100      $10.033       97,042
                                                       2009       $10.033      $13.353       86,531
                                                       2010       $13.353      $14.832       76,256
                                                       2011       $14.832      $13.613       77,338
                                                       2012       $13.613      $15.477       52,296


                               50     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
       II (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
                                                     2006       $10.000      $11.075      259,226
                                                     2007       $11.075      $12.603      239,109
                                                     2008       $12.603       $7.654      152,922
                                                     2009        $7.654       $9.491      123,936
                                                     2010        $9.491      $10.952      107,603
                                                     2011       $10.952      $11.875            0
---------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                     2003        $9.932      $12.444       76,512
                                                     2004       $12.444      $13.939       86,991
                                                     2005       $13.939      $14.763       88,365
                                                     2006       $14.763      $16.163       85,889
                                                     2007       $16.163      $17.424       75,900
                                                     2008       $17.424      $12.257       46,432
                                                     2009       $12.257      $15.706       38,963
                                                     2010       $15.706      $17.638       32,425
                                                     2011       $17.638      $16.252       30,631
                                                     2012       $16.252      $17.745       28,563
---------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND--SERIES I
                                                     2003       $11.131      $11.018       12,531
                                                     2004       $11.018      $10.918       90,282
                                                     2005       $10.918      $11.015       84,492
                                                     2006       $11.015      $11.304       99,903
                                                     2007       $11.304      $11.629      141,851
                                                     2008       $11.629      $11.679      135,380
                                                     2009       $11.679      $11.506       67,297
                                                     2010       $11.506      $11.343       80,818
                                                     2011       $11.343      $11.169       67,514
                                                     2012       $11.169      $10.994       57,472
---------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
                                                     2004       $10.000      $11.079       55,654
                                                     2005       $11.079      $11.142       45,313
                                                     2006       $11.142      $12.115       40,293
                                                     2007       $12.115      $12.840       33,313
                                                     2008       $12.840       $7.012       20,192
                                                     2009        $7.012      $10.862       39,055
                                                     2010       $10.862      $12.967       16,053
                                                     2011       $12.967      $12.117       20,991
                                                     2012       $12.117      $13.269       16,812


                               51     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
       II (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
                                                                      2004       $10.000      $12.217       40,488
                                                                      2005       $12.217      $14.048       60,635
                                                                      2006       $14.048      $17.346       45,037
                                                                      2007       $17.346      $20.593       45,971
                                                                      2008       $20.593      $13.709       25,791
                                                                      2009       $13.709      $15.505       20,580
                                                                      2010       $15.505      $16.220       16,369
                                                                      2011       $16.220      $18.589       16,715
                                                                      2012       $18.589      $18.953       19,529
--------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES I
 FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
                                                                      2011       $10.000      $10.137       99,480
                                                                      2012       $10.137      $11.345      241,688
--------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                                                                      2011       $10.000      $10.037      156,566
                                                                      2012       $10.037      $11.119      143,516
--------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES I
                                                                      2012       $10.000      $16.644       24,892
--------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES I
 FORMERLY, INVESCO V.I. BASIC VALUE FUND--SERIES I
                                                                      2003        $8.578      $11.280      238,751
                                                                      2004       $11.280      $12.330      238,240
                                                                      2005       $12.330      $12.831      254,469
                                                                      2006       $12.831      $14.296      234,826
                                                                      2007       $14.296      $14.285      213,774
                                                                      2008       $14.285       $6.780      135,804
                                                                      2009        $6.780       $9.875       91,192
                                                                      2010        $9.875      $10.433       83,844
                                                                      2011       $10.433       $9.955       90,281
                                                                      2012        $9.955      $11.531       64,541



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.


                               52     PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the applicable Guarantee
        Period for the week preceding the establishment of the Guarantee Period.

N   =   the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout
        Start Date, to the end of the Guarantee Period.

J   =   the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. "Treasury Rate" means the U.S. Treasury Note
        Constant Maturity Yield as reported in Federal Reserve Board
        Statistical Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                               .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                               53     PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------


     Purchase Payment:             $10,000 allocated to a Guarantee Period
     Guarantee Period:             5 years
     Guaranteed Interest Rate:     4.50%
     5 Year Treasury Rate (at the
     time the Guarantee Period
     was established):             4.50%
     Full Surrender:               End of Contract Year 3

      NOTE: These examples assume that premium taxes are not applicable.

                              EXAMPLE 1 (ASSUME DECLINING INTEREST RATES)
Step 1. Calculate Contract Value at End of
 Contract Year 3:                                  $10,000.00 X (1.045)/3 /= $11,411.66
Step 2. Calculate the Free Withdrawal Amount:      .15% X $10,000.00 X (1.045)/2/ = $1,638.04
Step 3. Calculate the Withdrawal Charge:           .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:     I       =       4.50%
                                                   J       =       4.20%
                                                                   730 DAYS
                                                   N       =       _________  = 2
                                                                   365 DAYS
                                                   Market Value Adjustment Factor: .9 X (I - J) X N
                                                   =       .9 X (.045 - .042) X (2) = .0054
                                                   Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                   Subject to Market Value Adjustment:
                                                   =       .0054 X ($11,411.66 - $1,638.04) = $52.78
Step 5. Calculate the amount received by a                 $11,411.66 - $501.72 + $52.78 = $10,962.72
    Contract Owner as a result  of full
    withdrawal at the end of Contract Year 3:

                               EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1. Calculate Contract Value at End of
 Contract Year 3:                                  $10,000.00 X (1.045)/3 /= $11,411.66
Step 2. Calculate the Free Withdrawal Amount:      15% X $10,000.00 X (1.045)/2/ = $1,638.04
Step 3. Calculate the Withdrawal Charge:           .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:     I       =       4.50%
                                                   J       =       4.80%
                                                                   730 DAYS
                                                   N       =       _________  = 2
                                                                   365 DAYS
                                                   Market Value Adjustment Factor: .9 X (I - J) X N
                                                   =       .9 X (.045 - .048) X (2) = -.0054
                                                   Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                   Subject to Market Value Adjustment:
                                                   =       -.0054 X ($11,411.66 - $1,638.04) = -$52.78
Step 5. Calculate the amount received by a                 $11,411.66 - $501.72 - $52.78 = $10,857.16
    Contract Owner as a result  of full
    withdrawal at the end of Contract Year 3:

                               54     PROSPECTUS

LIF2-PRO-2

[LOGO]

                     AIM Lifetime Plus II Variable Annuity
                      Statement of Additional Information

                               Dated May 1, 2013


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
Post Office Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617


This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(SM) II Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2013, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments..................   2
The Contract..........................................................   2
   Purchase of Contracts..............................................   2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers).......   3
Calculation of Accumulation Unit Values...............................   4
Net Investment Factor.................................................   4
Calculation of Variable Income Payments...............................   5
Calculation of Annuity Unit Values....................................   5
General Matters.......................................................   5
   Incontestability...................................................   5
   Settlements........................................................   5
   Safekeeping of the Variable Account's Assets.......................   6
   Premium Taxes......................................................   6
   Tax Reserves.......................................................   6
Experts...............................................................   6
Financial Statements..................................................   7
Appendix A Accumulation Unit Values................................... A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares of a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, amend the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We are no longer offering new Contracts for sale. Previously, we offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Distributors, LLC ("ADLLC"), distributes the Contracts. ADLLC is an affiliate of Allstate Life.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

   (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account minus any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current annuity unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is specified in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contract. The Contract includes tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2012 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.


All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the Invesco Van Kampen V.I. Value Opportunities Fund - Series I and Invesco V.I. Mid Cap Core Equity Fund - Series I, which commenced operations on October 1, 2001, and the Invesco V.I. Technology Fund - Series I and the Invesco V.I. Utilities Fund - Series I, which were first offered on October 15, 2004 and the Invesco V.I. Large Cap Growth Fund - Series I, which was first offered on June 12, 2006, the Invesco Van Kampen V.I. American Franchise Fund - Series I and Invesco Van Kampen V.I. Equity and Income - Series I which were first offered on April 29, 2011 and the Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I which was first offered on April 27, 2012.

The names of the following Sub-Accounts changed since December 31, 2012. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2012:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2012 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)    SUB-ACCOUNT NAME AS OF MAY 1, 2013
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Equity and     Invesco V.I. Equity and Income Fund -
 Income Fund - Series I                 Series I
 Invesco Van Kampen V.I. Value          Invesco V.I. Value Opportunities Fund
 Opportunities Fund - Series I          - Series I
 Invesco Van Kampen V.I. Mid Cap        Invesco V.I. Mid Cap Growth Fund -
 Growth Fund - Series I                 Series I
 Invesco Van Kampen V.I. American       Invesco V.I. American Franchise
 Franchise Portfolio - Series I         Portfolio - Series I
 -----------------------------------------------------------------------------

                  AIM LIFETIME PLUS II VARIABLE ANNUITY--SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                           MORTALITY & EXPENSE = 1.2



                                                                                                     NUMBER OF
                                                                          ACCUMULATION ACCUMULATION    UNITS
                                                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                                                ENDING    AT BEGINNING    AT END      AT END
Sub-Accounts                                                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC BALANCED FUND--SERIES I
                                                                 2003        $8.991      $10.327     1,705,684
                                                                 2004       $10.327      $10.960     1,613,524
                                                                 2005       $10.960      $11.391     1,450,240
                                                                 2006       $11.391      $12.431     1,228,502
                                                                 2007       $12.431      $12.540       996,896
                                                                 2008       $12.540       $7.635       748,018
                                                                 2009        $7.635      $10.086       659,714
                                                                 2010       $10.086      $10.759       572,806
                                                                 2011       $10.759      $11.429             0
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                                 2003        $7.825      $10.004     1,593,994
                                                                 2004       $10.004      $10.529     1,412,028
                                                                 2005       $10.529      $11.312     1,192,178
                                                                 2006       $11.312      $11.870     2,798,963
                                                                 2007       $11.870      $13.123     2,160,261
                                                                 2008       $13.123       $7.449     1,671,256
                                                                 2009        $7.449       $8.903     1,460,217
                                                                 2010        $8.903      $10.149     1,261,616
                                                                 2011       $10.149       $9.226     1,041,525
                                                                 2012        $9.226      $10.607             0
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                                 2003        $9.584      $12.805       385,619
                                                                 2004       $12.805      $14.599       419,991
                                                                 2005       $14.599      $15.795       442,897
                                                                 2006       $15.795      $18.168       418,309
                                                                 2007       $18.168      $19.876       324,970
                                                                 2008       $19.876      $10.393       245,892
                                                                 2009       $10.393      $14.606       234,517
                                                                 2010       $14.606      $17.124       215,313
                                                                 2011       $17.124      $15.693       160,727
                                                                 2012       $15.693      $17.811             0

                                                                                                     NUMBER OF
                                                                          ACCUMULATION ACCUMULATION    UNITS
                                                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                                                ENDING    AT BEGINNING    AT END      AT END
Sub-Accounts                                                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                                 2003        $8.279      $10.167     2,678,037
                                                                 2004       $10.167      $10.936     2,398,429
                                                                 2005       $10.936      $11.369     2,123,816
                                                                 2006       $11.369      $13.097     3,669,780
                                                                 2007       $13.097      $13.976     2,979,975
                                                                 2008       $13.976       $9.637     2,344,521
                                                                 2009        $9.637      $12.204     2,022,148
                                                                 2010       $12.204      $13.198     1,765,857
                                                                 2011       $13.198      $13.019     1,457,192
                                                                 2012       $13.019      $14.635     1,289,240
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                                 2003        $9.798      $10.565       577,339
                                                                 2004       $10.565      $10.953       562,324
                                                                 2005       $10.953      $11.126       547,691
                                                                 2006       $11.126      $11.474       493,461
                                                                 2007       $11.474      $11.521       365,212
                                                                 2008       $11.521       $9.583       284,247
                                                                 2009        $9.583      $10.507       261,252
                                                                 2010       $10.507      $11.413       205,139
                                                                 2011       $11.413      $12.057       182,724
                                                                 2012       $12.057      $13.176       176,801
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                                 2003       $12.513      $12.483     1,036,903
                                                                 2004       $12.483      $12.638       713,251
                                                                 2005       $12.638      $12.682       639,265
                                                                 2006       $12.682      $12.963       494,180
                                                                 2007       $12.963      $13.606       421,376
                                                                 2008       $13.606      $15.083       395,980
                                                                 2009       $15.083      $14.887       343,466
                                                                 2010       $14.887      $15.488       315,341
                                                                 2011       $15.488      $16.498       269,326
                                                                 2012       $16.498      $16.688       243,224
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES I
                                                                 2003        $6.909       $8.732       475,007
                                                                 2004        $8.732       $9.589       494,396
                                                                 2005        $9.589       $9.722       398,616
                                                                 2006        $9.722      $10.627       331,999
                                                                 2007       $10.627      $10.620       282,266
                                                                 2008       $10.620       $7.789       226,537
                                                                 2009        $7.789      $11.747       189,596
                                                                 2010       $11.747      $13.170       168,632
                                                                 2011       $13.170      $13.125       179,125
                                                                 2012       $13.125      $15.180       161,148

                                                                                                     NUMBER OF
                                                                          ACCUMULATION ACCUMULATION    UNITS
                                                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                                                ENDING    AT BEGINNING    AT END      AT END
Sub-Accounts                                                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                                 2003        $6.749       $8.598      657,958
                                                                 2004        $8.598      $10.525      690,016
                                                                 2005       $10.525      $12.252      775,603
                                                                 2006       $12.252      $15.508      756,621
                                                                 2007       $15.508      $17.560      671,172
                                                                 2008       $17.560      $10.334      518,261
                                                                 2009       $10.334      $13.795      459,490
                                                                 2010       $13.795      $15.369      413,510
                                                                 2011       $15.369      $14.148      376,254
                                                                 2012       $14.148      $16.134      332,841
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
                                                                 2006       $10.000      $11.093      429,010
                                                                 2007       $11.093      $12.662      347,636
                                                                 2008       $12.662       $7.713      256,730
                                                                 2009        $7.713       $9.593      237,330
                                                                 2010        $9.593      $11.103      205,728
                                                                 2011       $11.103      $12.050            0
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                 2003        $9.969      $12.528      324,494
                                                                 2004       $12.528      $14.075      407,678
                                                                 2005       $14.075      $14.952      412,927
                                                                 2006       $14.952      $16.419      346,221
                                                                 2007       $16.419      $17.753      276,079
                                                                 2008       $17.753      $12.526      219,833
                                                                 2009       $12.526      $16.100      193,458
                                                                 2010       $16.100      $18.135      176,880
                                                                 2011       $18.135      $16.759      148,780
                                                                 2012       $16.759      $18.354      136,209
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND--SERIES I
                                                                 2003       $11.260      $11.179      821,231
                                                                 2004       $11.179      $11.111      581,300
                                                                 2005       $11.111      $11.244      455,454
                                                                 2006       $11.244      $11.573      436,078
                                                                 2007       $11.573      $11.942      493,377
                                                                 2008       $11.942      $12.029      574,872
                                                                 2009       $12.029      $11.886      382,664
                                                                 2010       $11.886      $11.753      333,521
                                                                 2011       $11.753      $11.608      304,152
                                                                 2012       $11.608      $11.460      219,771
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
                                                                 2004       $10.000      $11.102      166,676
                                                                 2005       $11.102      $11.198      126,887
                                                                 2006       $11.198      $12.212       99,481
                                                                 2007       $12.212      $12.982      105,104
                                                                 2008       $12.982       $7.111       69,172
                                                                 2009        $7.111      $11.048       65,689
                                                                 2010       $11.048      $13.229       52,210
                                                                 2011       $13.229      $12.399       46,021
                                                                 2012       $12.399      $13.618       48,015

                                                                                                     NUMBER OF
                                                                          ACCUMULATION ACCUMULATION    UNITS
                                                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                                                ENDING    AT BEGINNING    AT END      AT END
Sub-Accounts                                                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
                                                                 2004       $10.000      $12.242      240,727
                                                                 2005       $12.242      $14.119      253,740
                                                                 2006       $14.119      $17.486      234,659
                                                                 2007       $17.486      $20.822      188,519
                                                                 2008       $20.822      $13.903      147,394
                                                                 2009       $13.903      $15.772      131,959
                                                                 2010       $15.772      $16.549      124,395
                                                                 2011       $16.549      $19.023      109,440
                                                                 2012       $19.023      $19.454       99,798
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND--SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
                                                                 2011       $10.000      $10.307      176,115
                                                                 2012       $10.307      $11.571      971,670
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                                                                 2011       $10.000      $10.431      443,000
                                                                 2012       $10.431      $11.591      400,135
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES I
                                                                 2012       $10.000      $17.351      143,323
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND--SERIES I
FORMERLY, INVESCO V.I. BASIC VALUE FUND--SERIES I
                                                                 2003        $8.610      $11.357      520,971
                                                                 2004       $11.357      $12.451      624,321
                                                                 2005       $12.451      $12.996      713,594
                                                                 2006       $12.996      $14.522      594,918
                                                                 2007       $14.522      $14.555      479,688
                                                                 2008       $14.555       $6.929      356,941
                                                                 2009        $6.929      $10.123      329,379
                                                                 2010       $10.123      $10.727      279,117
                                                                 2011       $10.727      $10.266      225,500
                                                                 2012       $10.266      $11.927      187,719



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.20% and an administrative expense charge of 0.10%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         Financial Statements as of December 31, 2012 and for the years ended December 31, 2012 and 2011 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, IL

April 1, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST
                             ACADEMIC                   AST         AST                     AST
                            STRATEGIES      AST      BALANCED    BLACKROCK      AST        BOND
                               ASSET     ADVANCED      ASSET      GLOBAL     BLACKROCK   PORTFOLIO
                            ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     VALUE       2018
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value. $6,651,435  $2,580,169  $9,092,177    $17,300     $22,028    $659,659
                            ----------  ----------  ----------    -------     -------    --------
    Total assets........... $6,651,435  $2,580,169  $9,092,177    $17,300     $22,028    $659,659
                            ==========  ==========  ==========    =======     =======    ========
NET ASSETS
Accumulation units......... $6,651,435  $2,580,169  $9,092,177    $17,300     $22,028    $659,659
Contracts in payout
 (annuitization) period....         --          --          --         --          --          --
                            ----------  ----------  ----------    -------     -------    --------
    Total net assets....... $6,651,435  $2,580,169  $9,092,177    $17,300     $22,028    $659,659
                            ==========  ==========  ==========    =======     =======    ========
FUND SHARE
 INFORMATION
Number of shares...........    581,928     213,590     775,122      1,676       2,311      53,155
                            ==========  ==========  ==========    =======     =======    ========
Cost of investments........ $5,908,673  $2,134,863  $7,647,442    $16,897     $24,439    $587,112
                            ==========  ==========  ==========    =======     =======    ========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     9.48  $    10.50  $    10.01    $  9.88     $  8.07    $  11.77
                            ==========  ==========  ==========    =======     =======    ========
    Highest................ $    14.16  $    15.17  $    14.19    $ 10.20     $ 15.29    $  14.41
                            ==========  ==========  ==========    =======     =======    ========

--------
(I)The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST         AST         AST         AST         AST     AST CAPITAL
                               BOND        BOND        BOND        BOND        BOND       GROWTH
                             PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET
                               2019        2020        2021        2022        2023     ALLOCATION
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.  $335,425     $    1     $336,727    $557,943    $191,561   $6,389,795
                             --------     ------     --------    --------    --------   ----------
    Total assets...........  $335,425     $    1     $336,727    $557,943    $191,561   $6,389,795
                             ========     ======     ========    ========    ========   ==========
NET ASSETS
Accumulation units.........  $335,425     $    1     $336,727    $557,943    $191,561   $6,389,795
Contracts in payout
 (annuitization) period....        --         --           --          --          --           --
                             --------     ------     --------    --------    --------   ----------
    Total net assets.......  $335,425     $    1     $336,727    $557,943    $191,561   $6,389,795
                             ========     ======     ========    ========    ========   ==========
FUND SHARE
 INFORMATION
Number of shares...........    32,408         --       24,052      43,151      18,089      559,527
                             ========     ======     ========    ========    ========   ==========
Cost of investments........  $355,748     $    1     $301,435    $513,505    $191,306   $5,605,062
                             ========     ======     ========    ========    ========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $  11.93     $11.49     $  13.20    $  12.22    $  10.29   $     9.34
                             ========     ======     ========    ========    ========   ==========
    Highest................  $  14.56     $12.20     $  13.77    $  12.58    $  10.43   $    14.63
                             ========     ======     ========    ========    ========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            --------------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED     ADVANCED
                              SERIES      SERIES      SERIES       SERIES       SERIES       SERIES
                               TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ------------- ----------- ------------
                                AST                                                           AST
                                CLS         AST         AST          AST          AST     FIRST TRUST
                             MODERATE     COHEN &    FEDERATED  FI PYRAMIS(R) FIRST TRUST   CAPITAL
                               ASSET      STEERS    AGGRESSIVE      ASSET      BALANCED   APPRECIATION
                            ALLOCATION    REALTY      GROWTH     ALLOCATION     TARGET       TARGET
                            ----------- ----------- ----------- ------------- ----------- ------------
ASSETS
Investments, at fair value. $1,740,944    $74,237     $19,878     $220,788    $2,554,969  $10,160,444
                            ----------    -------     -------     --------    ----------  -----------
    Total assets........... $1,740,944    $74,237     $19,878     $220,788    $2,554,969  $10,160,444
                            ==========    =======     =======     ========    ==========  ===========
NET ASSETS
Accumulation units......... $1,740,944    $74,237     $19,878     $220,788    $2,554,969  $10,160,444
Contracts in payout
 (annuitization) period....         --         --          --           --            --           --
                            ----------    -------     -------     --------    ----------  -----------
    Total net assets....... $1,740,944    $74,237     $19,878     $220,788    $2,554,969  $10,160,444
                            ==========    =======     =======     ========    ==========  ===========
FUND SHARE
 INFORMATION
Number of shares...........    170,514     10,114       2,064       20,908       249,753      994,173
                            ==========    =======     =======     ========    ==========  ===========
Cost of investments........ $1,387,282    $77,864     $19,705     $185,689    $2,309,254  $ 9,397,918
                            ==========    =======     =======     ========    ==========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     9.83    $ 11.10     $  9.15     $  10.23    $     9.21  $      8.69
                            ==========    =======     =======     ========    ==========  ===========
    Highest................ $    13.67    $ 21.69     $ 16.96     $  14.20    $    14.48  $     14.47
                            ==========    =======     =======     ========    ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            ---------------------------------------------------------------------------
                               ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                TRUST         TRUST       TRUST        TRUST       TRUST       TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            -------------- ----------- ------------ ----------- ----------- -----------
                                 AST                       AST          AST         AST         AST
                               FRANKLIN        AST       GOLDMAN      GOLDMAN     GOLDMAN     GOLDMAN
                              TEMPLETON      GLOBAL       SACHS        SACHS       SACHS       SACHS
                            FOUNDING FUNDS    REAL     CONCENTRATED  LARGE-CAP    MID-CAP    SMALL-CAP
                              ALLOCATION     ESTATE       GROWTH       VALUE      GROWTH       VALUE
                            -------------- ----------- ------------ ----------- ----------- -----------
ASSETS
Investments, at fair value.   $2,990,758     $2,759      $48,943      $8,128      $42,404     $5,738
                              ----------     ------      -------      ------      -------     ------
    Total assets...........   $2,990,758     $2,759      $48,943      $8,128      $42,404     $5,738
                              ==========     ======      =======      ======      =======     ======
NET ASSETS
Accumulation units.........   $2,990,758     $2,759      $48,943      $8,128      $42,404     $5,738
Contracts in payout
 (annuitization) period....           --         --           --          --           --         --
                              ----------     ------      -------      ------      -------     ------
    Total net assets.......   $2,990,758     $2,759      $48,943      $8,128      $42,404     $5,738
                              ==========     ======      =======      ======      =======     ======
FUND SHARE
 INFORMATION
Number of shares...........      275,139        293        1,562         461        8,077        474
                              ==========     ======      =======      ======      =======     ======
Cost of investments........   $2,954,452     $2,071      $35,424      $8,925      $41,027     $4,427
                              ==========     ======      =======      ======      =======     ======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    10.66     $10.72      $ 10.30      $ 8.05      $ 11.78     $12.91
                              ==========     ======      =======      ======      =======     ======
    Highest................   $    10.80     $19.05      $ 15.39      $14.71      $ 17.71     $17.91
                              ==========     ======      =======      ======      =======     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            ---------------------------------------------------------------------------
                             ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED
                              SERIES      SERIES       SERIES        SERIES       SERIES      SERIES
                               TRUST       TRUST        TRUST         TRUST        TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ------------- ------------- ----------- -----------
                                            AST
                                          HORIZON                                   AST         AST
                                         MODERATE        AST           AST      INVESTMENT   JPMORGAN
                                AST        ASSET    INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL
                            HIGH YIELD  ALLOCATION     GROWTH         VALUE        BOND      THEMATIC
                            ----------- ----------- ------------- ------------- ----------- -----------
ASSETS
Investments, at fair value.   $84,788    $543,200      $51,242       $62,177    $4,735,331   $118,676
                              -------    --------      -------       -------    ----------   --------
    Total assets...........   $84,788    $543,200      $51,242       $62,177    $4,735,331   $118,676
                              =======    ========      =======       =======    ==========   ========
NET ASSETS
Accumulation units.........   $84,788    $543,200      $51,242       $62,177    $4,735,331   $118,676
Contracts in payout
 (annuitization) period....        --          --           --            --            --         --
                              -------    --------      -------       -------    ----------   --------
    Total net assets.......   $84,788    $543,200      $51,242       $62,177    $4,735,331   $118,676
                              =======    ========      =======       =======    ==========   ========
FUND SHARE
 INFORMATION
Number of shares...........    11,069      51,294        4,321         4,048       717,474     10,978
                              =======    ========      =======       =======    ==========   ========
Cost of investments........   $80,317    $461,602      $50,679       $75,111    $4,545,812   $ 98,016
                              =======    ========      =======       =======    ==========   ========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $ 12.18    $  10.28      $  7.82       $  7.58    $    13.77   $  10.40
                              =======    ========      =======       =======    ==========   ========
    Highest................   $ 15.77    $  13.70      $ 15.04       $ 14.03    $    15.69   $  14.87
                              =======    ========      =======       =======    ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            ---------------------------------------------------------------------------
                              ADVANCED      ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                               SERIES        SERIES       SERIES      SERIES      SERIES      SERIES
                                TRUST         TRUST        TRUST       TRUST       TRUST       TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ------------- ------------- ----------- ----------- ----------- -----------
                                 AST           AST                      AST         AST
                              JPMORGAN      JPMORGAN        AST     LORD ABBETT   MARSICO       AST
                            INTERNATIONAL   STRATEGIC    LARGE-CAP  CORE FIXED    CAPITAL   MFS GLOBAL
                               EQUITY     OPPORTUNITIES    VALUE      INCOME      GROWTH      EQUITY
                            ------------- ------------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.    $49,056     $3,217,750     $5,999      $61,815     $97,506     $56,266
                               -------     ----------     ------      -------     -------     -------
    Total assets...........    $49,056     $3,217,750     $5,999      $61,815     $97,506     $56,266
                               =======     ==========     ======      =======     =======     =======
NET ASSETS
Accumulation units.........    $49,056     $3,217,750     $5,999      $61,815     $97,506     $56,266
Contracts in payout
 (annuitization) period....         --             --         --           --          --          --
                               -------     ----------     ------      -------     -------     -------
    Total net assets.......    $49,056     $3,217,750     $5,999      $61,815     $97,506     $56,266
                               =======     ==========     ======      =======     =======     =======
FUND SHARE
 INFORMATION
Number of shares...........      2,210        229,021        422        5,375       4,565       4,740
                               =======     ==========     ======      =======     =======     =======
Cost of investments........    $47,645     $2,759,992     $6,068      $56,046     $90,419     $53,610
                               =======     ==========     ======      =======     =======     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................    $  8.54     $    10.14     $ 7.40      $ 12.42     $  9.21     $ 10.57
                               =======     ==========     ======      =======     =======     =======
    Highest................    $ 15.24     $    13.13     $15.24      $ 15.11     $ 16.00     $ 16.87
                               =======     ==========     ======      =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                                                    AST         AST         AST
                                                                 NEUBERGER   NEUBERGER      NEW
                                AST         AST         AST      BERMAN /     BERMAN     DISCOVERY
                                MFS       MID-CAP      MONEY    LSV MID-CAP   MID-CAP      ASSET
                              GROWTH       VALUE      MARKET       VALUE      GROWTH    ALLOCATION
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $14,296     $31,333    $325,084     $25,274     $40,618     $5,504
                              -------     -------    --------     -------     -------     ------
    Total assets...........   $14,296     $31,333    $325,084     $25,274     $40,618     $5,504
                              =======     =======    ========     =======     =======     ======
NET ASSETS
Accumulation units.........   $14,296     $31,333    $325,084     $25,274     $40,618     $5,504
Contracts in payout
 (annuitization) period....        --          --          --          --          --         --
                              -------     -------    --------     -------     -------     ------
    Total net assets.......   $14,296     $31,333    $325,084     $25,274     $40,618     $5,504
                              =======     =======    ========     =======     =======     ======
FUND SHARE
 INFORMATION
Number of shares...........     1,280       2,335     325,084       1,491       1,664        534
                              =======     =======    ========     =======     =======     ======
Cost of investments........   $11,139     $20,972    $325,084     $22,678     $34,738     $5,331
                              =======     =======    ========     =======     =======     ======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  9.78     $ 10.34    $   9.00     $ 10.03     $  9.95     $10.24
                              =======     =======    ========     =======     =======     ======
    Highest................   $ 15.07     $ 17.66    $   9.94     $ 18.27     $ 17.17     $10.37
                              =======     =======    ========     =======     =======     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            -------------------------------------------------------------------------
                             ADVANCED    ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES       SERIES       SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ------------ ------------ ----------- -----------
                                AST         AST
                            PARAMETRIC     PIMCO        AST          AST          AST         AST
                             EMERGING     LIMITED      PIMCO     PRESERVATION   QMA US     SCHRODERS
                              MARKETS    MATURITY   TOTAL RETURN    ASSET       EQUITY      GLOBAL
                              EQUITY       BOND         BOND      ALLOCATION     ALPHA     TACTICAL
                            ----------- ----------- ------------ ------------ ----------- -----------
ASSETS
Investments, at fair value.   $16,507    $116,152     $440,485    $8,681,178    $47,039    $402,468
                              -------    --------     --------    ----------    -------    --------
    Total assets...........   $16,507    $116,152     $440,485    $8,681,178    $47,039    $402,468
                              =======    ========     ========    ==========    =======    ========
NET ASSETS
Accumulation units.........   $16,507    $116,152     $440,485    $8,681,178    $47,039    $402,468
Contracts in payout
 (annuitization) period....        --          --           --            --         --          --
                              -------    --------     --------    ----------    -------    --------
    Total net assets.......   $16,507    $116,152     $440,485    $8,681,178    $47,039    $402,468
                              =======    ========     ========    ==========    =======    ========
FUND SHARE
 INFORMATION
Number of shares...........     1,844      10,978       35,182       720,430      3,459      33,964
                              =======    ========     ========    ==========    =======    ========
Cost of investments........   $14,980    $121,414     $416,305    $7,448,098    $42,303    $324,159
                              =======    ========     ========    ==========    =======    ========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  9.57    $  10.63     $  12.24    $    10.92    $  8.99    $   9.83
                              =======    ========     ========    ==========    =======    ========
    Highest................   $ 16.07    $  12.24     $  14.00    $    13.51    $ 17.11    $  15.08
                              =======    ========     ========    ==========    =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -----------------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED     ADVANCED      ADVANCED      ADVANCED
                              SERIES      SERIES      SERIES       SERIES        SERIES        SERIES
                               TRUST       TRUST       TRUST        TRUST         TRUST         TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ----------- ----------- ----------- ------------- ------------- -------------
                                AST
                             SCHRODERS                               AST           AST           AST
                            MULTI-ASSET     AST         AST     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
                               WORLD     SMALL-CAP   SMALL-CAP      ASSET        EQUITY        GLOBAL
                            STRATEGIES    GROWTH       VALUE     ALLOCATION      INCOME         BOND
                            ----------- ----------- ----------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $820,850     $3,043      $22,633    $5,669,268      $63,287       $62,339
                             --------     ------      -------    ----------      -------       -------
    Total assets...........  $820,850     $3,043      $22,633    $5,669,268      $63,287       $62,339
                             ========     ======      =======    ==========      =======       =======
NET ASSETS
Accumulation units.........  $820,850     $3,043      $22,633    $5,669,268      $63,287       $62,339
Contracts in payout
 (annuitization) period....        --         --           --            --           --            --
                             --------     ------      -------    ----------      -------       -------
    Total net assets.......  $820,850     $3,043      $22,633    $5,669,268      $63,287       $62,339
                             ========     ======      =======    ==========      =======       =======
FUND SHARE
 INFORMATION
Number of shares...........    59,396        134        1,517       297,287        6,662         5,571
                             ========     ======      =======    ==========      =======       =======
Cost of investments........  $702,040     $1,808      $15,982    $4,681,776      $57,526       $62,320
                             ========     ======      =======    ==========      =======       =======
ACCUMULATION UNIT
 VALUE
    Lowest.................  $   9.72     $11.37      $ 10.32    $    10.58      $  7.79       $ 11.09
                             ========     ======      =======    ==========      =======       =======
    Highest................  $  14.05     $18.80      $ 17.11    $    14.81      $ 15.92       $ 12.83
                             ========     ======      =======    ==========      =======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                        ---------------------------------------------------------------------------------
                                                                                ALLIANCE      ALLIANCE
                                                                                BERNSTEIN     BERNSTEIN
                          ADVANCED      ADVANCED      ADVANCED     ADVANCED     VARIABLE      VARIABLE
                           SERIES        SERIES        SERIES       SERIES       PRODUCT       PRODUCT
                            TRUST         TRUST         TRUST        TRUST     SERIES FUND   SERIES FUND
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                        ------------- ------------- ------------- ----------- ------------- -------------
                             AST           AST           AST      AST WESTERN                 ALLIANCE
                        T. ROWE PRICE T. ROWE PRICE  WELLINGTON      ASSET      ALLIANCE    BERNSTEIN VPS
                          LARGE-CAP      NATURAL     MANAGEMENT    CORE PLUS  BERNSTEIN VPS   GROWTH &
                           GROWTH       RESOURCES   HEDGED EQUITY    BOND        GROWTH        INCOME
                        ------------- ------------- ------------- ----------- ------------- -------------
ASSETS
Investments, at fair
 value.................    $32,697      $117,212      $118,647      $13,402    $21,048,434   $59,851,746
                           -------      --------      --------      -------    -----------   -----------
    Total assets.......    $32,697      $117,212      $118,647      $13,402    $21,048,434   $59,851,746
                           =======      ========      ========      =======    ===========   ===========
NET ASSETS
Accumulation units.....    $32,697      $117,212      $118,647      $13,402    $20,998,822   $59,741,712
Contracts in payout
 (annuitization)
 period................         --            --            --           --         49,612       110,034
                           -------      --------      --------      -------    -----------   -----------
    Total net assets...    $32,697      $117,212      $118,647      $13,402    $21,048,434   $59,851,746
                           =======      ========      ========      =======    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.......      2,285         5,950        11,924        1,250        935,486     2,896,987
                           =======      ========      ========      =======    ===========   ===========
Cost of investments....    $23,434      $153,017      $117,193      $13,227    $16,376,429   $60,376,466
                           =======      ========      ========      =======    ===========   ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 10.74      $   6.89      $   8.24      $ 11.41    $      7.18   $     11.89
                           =======      ========      ========      =======    ===========   ===========
    Highest............    $ 16.64      $  13.80      $  14.81      $ 12.53    $     15.86   $     15.65
                           =======      ========      ========      =======    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                      -----------------------------------------------------------------------------------------
                        ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                        BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                        VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY
                         PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE
                       SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.
                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                      ------------- ------------- ------------- ------------- ---------------- ----------------
                        ALLIANCE      ALLIANCE      ALLIANCE
                      BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                      INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY
                          VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL
                      ------------- ------------- ------------- ------------- ---------------- ----------------
ASSETS
Investments, at fair
 value...............  $14,231,456   $17,489,451   $18,040,271   $1,352,328       $10,727           $5,049
                       -----------   -----------   -----------   ----------       -------           ------
    Total assets.....  $14,231,456   $17,489,451   $18,040,271   $1,352,328       $10,727           $5,049
                       ===========   ===========   ===========   ==========       =======           ======
NET ASSETS
Accumulation
 units...............  $14,231,456   $17,482,165   $18,040,271   $1,352,328       $10,727           $5,049
Contracts in payout
 (annuitization)
 period..............           --         7,286            --           --            --               --
                       -----------   -----------   -----------   ----------       -------           ------
    Total net
     assets..........  $14,231,456   $17,489,451   $18,040,271   $1,352,328       $10,727           $5,049
                       ===========   ===========   ===========   ==========       =======           ======
FUND SHARE
 INFORMATION
Number of shares.....    1,108,369       575,690     1,026,182      128,304         1,504              565
                       ===========   ===========   ===========   ==========       =======           ======
Cost of
 investments.........  $18,445,610   $13,788,079   $15,626,651   $1,501,585       $10,219           $4,224
                       ===========   ===========   ===========   ==========       =======           ======
ACCUMULATION
 UNIT VALUE
    Lowest...........  $      8.91   $      6.63   $     21.16   $     9.61       $ 17.70           $15.71
                       ===========   ===========   ===========   ==========       =======           ======
    Highest..........  $      9.34   $     14.64   $     22.44   $    10.08       $ 17.98           $15.96
                       ===========   ===========   ===========   ==========       =======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                        ---------------------------------------------------------------------------------
                          DREYFUS
                         SOCIALLY                      DREYFUS      DREYFUS          DWS         DWS
                        RESPONSIBLE                    VARIABLE     VARIABLE      VARIABLE     VARIABLE
                          GROWTH      DREYFUS STOCK   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                        FUND, INC.     INDEX FUND        FUND         FUND        SERIES I     SERIES I
                        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT
                        -----------   -------------  ------------ ------------   ----------- ------------
                          DREYFUS
                         SOCIALLY                                                                DWS
                        RESPONSIBLE   DREYFUS STOCK  VIF GROWTH &     VIF            DWS       CAPITAL
                        GROWTH FUND    INDEX FUND       INCOME    MONEY MARKET   BOND VIP A  GROWTH VIP A
                        -----------   -------------  ------------ ------------   ----------- ------------
ASSETS
Investments, at fair
 value.................   $15,446       $451,021       $75,208      $506,049      $365,214     $928,154
                          -------       --------       -------      --------      --------     --------
    Total assets.......   $15,446       $451,021       $75,208      $506,049      $365,214     $928,154
                          =======       ========       =======      ========      ========     ========
NET ASSETS
Accumulation units.....   $15,446       $451,021       $75,208      $506,049      $324,985     $900,953
Contracts in payout
 (annuitization)
 period................        --             --            --            --        40,229       27,201
                          -------       --------       -------      --------      --------     --------
    Total net assets...   $15,446       $451,021       $75,208      $506,049      $365,214     $928,154
                          =======       ========       =======      ========      ========     ========
FUND SHARE
 INFORMATION
Number of shares.......       465         14,156         3,408       506,049        62,006       43,412
                          =======       ========       =======      ========      ========     ========
Cost of investments....   $13,818       $409,392       $70,266      $506,050      $360,110     $746,824
                          =======       ========       =======      ========      ========     ========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $  8.13 (I)   $  10.73 (I)   $  9.86      $  10.37 (I)  $  15.37     $  13.36
                          =======       ========       =======      ========      ========     ========
    Highest............   $  8.13       $  10.73       $ 14.12      $  10.37      $  15.59     $  13.55
                          =======       ========       =======      ========      ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                        ------------------------------------------------------------------------------
                            DWS         DWS           DWS           DWS          DWS          DWS
                         VARIABLE     VARIABLE     VARIABLE      VARIABLE     VARIABLE     VARIABLE
                        INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT
                         SERIES I     SERIES I     SERIES I      SERIES II    SERIES II    SERIES II
                        SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                        ----------- ------------ ------------- ------------- ----------- -------------
                                        DWS                         DWS          DWS          DWS
                            DWS        GLOBAL         DWS      GLOBAL INCOME    MONEY    SMALL MID CAP
                        CORE EQUITY  SMALL CAP   INTERNATIONAL    BUILDER      MARKET       GROWTH
                           VIP A    GROWTH VIP A     VIP A       VIP A II     VIP A II     VIP A II
                        ----------- ------------ ------------- ------------- ----------- -------------
ASSETS
Investments, at fair
 value.................  $381,962    $1,001,339    $323,595     $1,263,303    $173,294     $281,653
                         --------    ----------    --------     ----------    --------     --------
    Total assets.......  $381,962    $1,001,339    $323,595     $1,263,303    $173,294     $281,653
                         ========    ==========    ========     ==========    ========     ========
NET ASSETS
Accumulation units.....  $378,033    $1,001,339    $317,913     $1,207,250    $173,294     $281,653
Contracts in payout
 (annuitization)
 period................     3,929            --       5,682         56,053          --           --
                         --------    ----------    --------     ----------    --------     --------
    Total net assets...  $381,962    $1,001,339    $323,595     $1,263,303    $173,294     $281,653
                         ========    ==========    ========     ==========    ========     ========
FUND SHARE
 INFORMATION
Number of shares.......    44,779        72,666      40,653         52,858     173,294       18,603
                         ========    ==========    ========     ==========    ========     ========
Cost of investments....  $360,375    $  954,210    $427,746     $1,133,311    $173,294     $246,062
                         ========    ==========    ========     ==========    ========     ========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $  11.87    $    26.08    $  11.16     $    12.91    $  10.37     $  12.38
                         ========    ==========    ========     ==========    ========     ========
    Highest............  $  12.04    $    26.45    $  11.32     $    13.01    $  10.44     $  12.47
                         ========    ==========    ========     ==========    ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            ----------------------------------------------------------------------------------------
                                             FIDELITY      FIDELITY       FIDELITY      FIDELITY       FIDELITY
                              FEDERATED      VARIABLE      VARIABLE       VARIABLE      VARIABLE       VARIABLE
                              INSURANCE     INSURANCE      INSURANCE      INSURANCE     INSURANCE      INSURANCE
                               SERIES     PRODUCTS FUND  PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND  PRODUCTS FUND
                             SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- -------------- -------------  ------------- -------------  -------------
                              FEDERATED
                                PRIME                         VIP                       VIP HIGH
                            MONEY FUND II VIP CONTRAFUND EQUITY-INCOME   VIP GROWTH      INCOME      VIP INDEX 500
                            ------------- -------------- -------------  ------------- -------------  -------------
ASSETS
Investments, at fair value.  $7,077,156     $4,535,286     $783,933      $2,865,325     $808,851      $3,820,615
                             ----------     ----------     --------      ----------     --------      ----------
    Total assets...........  $7,077,156     $4,535,286     $783,933      $2,865,325     $808,851      $3,820,615
                             ==========     ==========     ========      ==========     ========      ==========
NET ASSETS
Accumulation units.........  $7,003,460     $4,528,836     $783,618      $2,859,184     $806,600      $3,813,600
Contracts in payout
 (annuitization) period....      73,696          6,450          315           6,141        2,251           7,015
                             ----------     ----------     --------      ----------     --------      ----------
    Total net assets.......  $7,077,156     $4,535,286     $783,933      $2,865,325     $808,851      $3,820,615
                             ==========     ==========     ========      ==========     ========      ==========
FUND SHARE
 INFORMATION
Number of shares...........   7,077,156        171,531       39,315          68,141      139,217          26,364
                             ==========     ==========     ========      ==========     ========      ==========
Cost of investments........  $7,077,156     $4,098,916     $801,962      $2,546,834     $825,274      $3,347,309
                             ==========     ==========     ========      ==========     ========      ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     9.50     $    15.20     $  14.04 (I)  $     8.05     $  15.78 (I)  $    10.48 (I)
                             ==========     ==========     ========      ==========     ========      ==========
    Highest................  $    12.70     $    16.10     $  14.04      $     8.86     $  15.78      $    10.48
                             ==========     ==========     ========      ==========     ========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                        -----------------------------------------------------------------------------------------------------
                                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                          FIDELITY        FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                          VARIABLE        VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          INSURANCE       INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        PRODUCTS FUND   PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                         SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        -------------   ------------- ----------------- ----------------- ----------------- -----------------
                                                          VIP ASSET
                             VIP                           MANAGER             VIP               VIP           VIP FREEDOM
                         INVESTMENT                        GROWTH          CONTRAFUND       EQUITY-INCOME    2010 PORTFOLIO
                         GRADE BOND     VIP OVERSEAS  (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        -------------   ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................  $1,353,638      $  946,236        $56,047         $52,722,898        $662,316         $7,848,528
                         ----------      ----------        -------         -----------        --------         ----------
    Total assets.......  $1,353,638      $  946,236        $56,047         $52,722,898        $662,316         $7,848,528
                         ==========      ==========        =======         ===========        ========         ==========
NET ASSETS
Accumulation units.....  $1,350,820      $  945,330        $56,047         $52,529,998        $662,316         $7,848,528
Contracts in payout
 (annuitization)
 period................       2,818             906             --             192,900              --                 --
                         ----------      ----------        -------         -----------        --------         ----------
    Total net assets...  $1,353,638      $  946,236        $56,047         $52,722,898        $662,316         $7,848,528
                         ==========      ==========        =======         ===========        ========         ==========
FUND SHARE
 INFORMATION
Number of shares.......     103,648          58,809          3,744           2,027,804          33,757            707,075
                         ==========      ==========        =======         ===========        ========         ==========
Cost of investments....  $1,314,659      $1,020,853        $42,094         $54,299,013        $712,300         $7,384,405
                         ==========      ==========        =======         ===========        ========         ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $    18.03 (I)  $    10.48        $ 11.71         $     10.91        $  11.75         $    11.63
                         ==========      ==========        =======         ===========        ========         ==========
    Highest............  $    18.03      $    10.88        $ 13.67         $     14.58        $  15.23         $    12.19
                         ==========      ==========        =======         ===========        ========         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                      -----------------------------------------------------------------------------------------------------------
                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                          INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                      ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             VIP FREEDOM                             VIP
                         VIP FREEDOM       VIP FREEDOM         INCOME                             GROWTH &             VIP
                       2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO        VIP GROWTH          INCOME         GROWTH STOCK
                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                      ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value...............    $5,752,855        $2,447,912        $2,444,962         $117,016         $11,478,571       $1,128,055
                         ----------        ----------        ----------         --------         -----------       ----------
    Total assets.....    $5,752,855        $2,447,912        $2,444,962         $117,016         $11,478,571       $1,128,055
                         ==========        ==========        ==========         ========         ===========       ==========
NET ASSETS
Accumulation units...    $5,752,855        $2,447,912        $2,444,962         $117,016         $11,478,571       $1,128,055
Contracts in payout
 (annuitization)
 period..............            --                --                --               --                  --               --
                         ----------        ----------        ----------         --------         -----------       ----------
    Total net
     assets..........    $5,752,855        $2,447,912        $2,444,962         $117,016         $11,478,571       $1,128,055
                         ==========        ==========        ==========         ========         ===========       ==========
FUND SHARE
 INFORMATION
Number of shares.....       515,489           226,031           231,970            2,810             799,900           71,759
                         ==========        ==========        ==========         ========         ===========       ==========
Cost of investments..    $5,336,139        $2,331,857        $2,372,296         $ 87,981         $10,303,257       $  932,341
                         ==========        ==========        ==========         ========         ===========       ==========
ACCUMULATION
 UNIT VALUE
    Lowest...........    $    11.25        $    10.84        $    11.46         $   9.13         $     12.39       $    11.95
                         ==========        ==========        ==========         ========         ===========       ==========
    Highest..........    $    11.79        $    11.37        $    12.02         $  13.56         $     12.98       $    12.53
                         ==========        ==========        ==========         ========         ===========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                        ------------------------------------------------------------------------------------------
                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP                           VIP INVESTMENT                         VIP MONEY
                           HIGH INCOME      VIP INDEX 500      GRADE BOND        VIP MIDCAP          MARKET
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $5,700,730        $6,649,117          $1,544          $14,507,636       $13,577,542
                           ----------        ----------          ------          -----------       -----------
    Total assets.......    $5,700,730        $6,649,117          $1,544          $14,507,636       $13,577,542
                           ==========        ==========          ======          ===========       ===========
NET ASSETS
Accumulation units.....    $5,700,730        $6,635,424          $1,544          $14,335,193       $13,558,752
Contracts in payout
 (annuitization)
 period................            --            13,693              --              172,443            18,790
                           ----------        ----------          ------          -----------       -----------
    Total net assets...    $5,700,730        $6,649,117          $1,544          $14,507,636       $13,577,542
                           ==========        ==========          ======          ===========       ===========
FUND SHARE
 INFORMATION
Number of shares.......     1,007,196            46,287             121              483,910        13,577,542
                           ==========        ==========          ======          ===========       ===========
Cost of investments....    $5,641,024        $6,215,010          $1,544          $14,667,630       $13,577,542
                           ==========        ==========          ======          ===========       ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    15.03        $    10.78          $15.18 (I)      $     11.16       $      9.64
                           ==========        ==========          ======          ===========       ===========
    Highest............    $    15.75        $    11.31          $15.18          $     15.92       $     10.27
                           ==========        ==========          ======          ===========       ===========

                        -----------------
                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                          VIP OVERSEAS
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................      $32,868
                             -------
    Total assets.......      $32,868
                             =======
NET ASSETS
Accumulation units.....      $32,868
Contracts in payout
 (annuitization)
 period................           --
                             -------
    Total net assets...      $32,868
                             =======
FUND SHARE
 INFORMATION
Number of shares.......        2,061
                             =======
Cost of investments....      $36,949
                             =======
ACCUMULATION
 UNIT VALUE
    Lowest.............      $ 10.95
                             =======
    Highest............      $ 16.45
                             =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            -----------------------------------------------------------------------------------------
                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN                                     FRANKLIN       FRANKLIN
                               FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN      LARGE CAP      SMALL CAP
                                GROWTH         INCOME      HIGH INCOME       INCOME         GROWTH         VALUE
                              SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.   $2,621,147    $31,622,714    $11,252,280    $149,062,870   $35,615,523    $32,366,514
                              ----------    -----------    -----------    ------------   -----------    -----------
    Total assets...........   $2,621,147    $31,622,714    $11,252,280    $149,062,870   $35,615,523    $32,366,514
                              ==========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units.........   $2,621,147    $31,536,513    $11,247,593    $148,349,651   $35,546,961    $32,160,448
Contracts in payout
 (annuitization) period....           --         86,201          4,687         713,219        68,562        206,066
                              ----------    -----------    -----------    ------------   -----------    -----------
    Total net assets.......   $2,621,147    $31,622,714    $11,252,280    $149,062,870   $35,615,523    $32,366,514
                              ==========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........      198,421      2,537,939      1,649,894       9,891,365     2,198,489      1,775,453
                              ==========    ===========    ===========    ============   ===========    ===========
Cost of investments........   $2,145,387    $33,430,928    $10,213,083    $150,077,101   $33,156,796    $26,029,766
                              ==========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    12.18    $     11.20    $     15.91    $      13.70   $     11.15    $     14.17
                              ==========    ===========    ===========    ============   ===========    ===========
    Highest................   $    12.76    $     16.99    $     16.78    $      15.69   $     11.86    $     25.33
                              ==========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                         ------------------------------------------------------------------------------------------
                            FRANKLIN       FRANKLIN        FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                           TEMPLETON       TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                            VARIABLE       VARIABLE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                           INSURANCE       INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                         PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                         -------------- --------------- -------------- -------------- -------------- --------------
                            FRANKLIN                        MUTUAL                      TEMPLETON
                         SMALL-MID CAP     FRANKLIN         GLOBAL                      DEVELOPING     TEMPLETON
                             GROWTH     U.S. GOVERNMENT   DISCOVERY    MUTUAL SHARES     MARKETS        FOREIGN
                           SECURITIES     SECURITIES      SECURITIES     SECURITIES     SECURITIES     SECURITIES
                         -------------- --------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value..................   $1,558,948     $27,759,528    $16,187,851    $77,899,774    $18,472,833    $89,891,092
                           ----------     -----------    -----------    -----------    -----------    -----------
    Total assets........   $1,558,948     $27,759,528    $16,187,851    $77,899,774    $18,472,833    $89,891,092
                           ==========     ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units......   $1,558,948     $27,710,096    $16,049,685    $77,569,377    $18,357,564    $89,738,742
Contracts in payout
 (annuitization) period.           --          49,432        138,166        330,397        115,269        152,350
                           ----------     -----------    -----------    -----------    -----------    -----------
    Total net assets....   $1,558,948     $27,759,528    $16,187,851    $77,899,774    $18,472,833    $89,891,092
                           ==========     ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares........       74,094       2,085,614        802,173      4,523,796      1,759,317      6,255,469
                           ==========     ===========    ===========    ===========    ===========    ===========
Cost of investments.....   $1,170,645     $26,909,878    $16,335,545    $76,203,422    $17,846,974    $91,089,771
                           ==========     ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest..............   $     8.70     $     12.14    $     11.84    $     11.67    $     16.62    $     12.71
                           ==========     ===========    ===========    ===========    ===========    ===========
    Highest.............   $    23.80     $     13.22    $     15.57    $     17.26    $     36.19    $     20.86
                           ==========     ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -------------------------------------------------------------------------------------
                               FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                               VARIABLE       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                              INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            -------------- -------------- ------------- ------------- ------------- -------------
                                                                                                         VIT
                              TEMPLETON      TEMPLETON         VIT           VIT           VIT        STRATEGIC
                             GLOBAL BOND       GROWTH       LARGE CAP      MID CAP      STRATEGIC   INTERNATIONAL
                              SECURITIES     SECURITIES       VALUE         VALUE        GROWTH        EQUITY
                            -------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.   $1,970,811      $948,707     $4,085,608    $3,849,889      $16,216       $2,610
                              ----------      --------     ----------    ----------      -------       ------
    Total assets...........   $1,970,811      $948,707     $4,085,608    $3,849,889      $16,216       $2,610
                              ==========      ========     ==========    ==========      =======       ======
NET ASSETS
Accumulation units.........   $1,869,299      $909,215     $4,085,608    $3,849,889      $16,216       $2,610
Contracts in payout
 (annuitization) period....      101,512        39,492             --            --           --           --
                              ----------      --------     ----------    ----------      -------       ------
    Total net assets.......   $1,970,811      $948,707     $4,085,608    $3,849,889      $16,216       $2,610
                              ==========      ========     ==========    ==========      =======       ======
FUND SHARE
 INFORMATION
Number of shares...........      101,223        79,257        379,703       251,134        1,170          305
                              ==========      ========     ==========    ==========      =======       ======
Cost of investments........   $1,667,339      $979,320     $4,175,322    $3,804,454      $13,450       $2,360
                              ==========      ========     ==========    ==========      =======       ======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    22.87      $  12.23     $    10.91    $    13.84      $  8.60       $ 8.62
                              ==========      ========     ==========    ==========      =======       ======
    Highest................   $    34.47      $  18.13     $    11.43    $    14.50      $ 13.26       $12.32
                              ==========      ========     ==========    ==========      =======       ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -----------------------------------------------------------------------------------
                            GOLDMAN SACHS GOLDMAN SACHS
                              VARIABLE      VARIABLE      INVESCO      INVESCO      INVESCO        INVESCO
                              INSURANCE     INSURANCE    INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                                TRUST         TRUST       SERVICES     SERVICES     SERVICES       SERVICES
                             SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- ------------- ------------ ------------ ------------ ----------------
                                 VIT
                             STRUCTURED        VIT      INVESCO V.I. INVESCO V.I. INVESCO V.I.     INVESCO
                              SMALL CAP    STRUCTURED       CORE     DIVERSIFIED  DIVERSIFIED  V.I. GLOBAL CORE
                               EQUITY      U.S. EQUITY     EQUITY      DIVIDEND      INCOME         EQUITY
                            ------------- ------------- ------------ ------------ ------------ ----------------
ASSETS
Investments, at fair value.  $8,438,202    $6,183,321   $81,396,054  $141,410,814 $10,091,307    $36,933,762
                             ----------    ----------   -----------  ------------ -----------    -----------
    Total assets...........  $8,438,202    $6,183,321   $81,396,054  $141,410,814 $10,091,307    $36,933,762
                             ==========    ==========   ===========  ============ ===========    ===========
NET ASSETS
Accumulation units.........  $8,438,202    $6,170,868   $80,250,919  $139,687,799 $ 9,944,270    $36,577,544
Contracts in payout
 (annuitization) period....          --        12,453     1,145,135     1,723,015     147,037        356,218
                             ----------    ----------   -----------  ------------ -----------    -----------
    Total net assets.......  $8,438,202    $6,183,321   $81,396,054  $141,410,814 $10,091,307    $36,933,762
                             ==========    ==========   ===========  ============ ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........     663,903       509,334     2,700,599     8,654,273   1,543,013      4,898,377
                             ==========    ==========   ===========  ============ ===========    ===========
Cost of investments........  $8,457,841    $6,081,751   $66,021,259  $106,162,949 $11,444,150    $40,456,249
                             ==========    ==========   ===========  ============ ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    11.56    $    11.21   $      9.23  $      12.93 $     12.84    $     12.42
                             ==========    ==========   ===========  ============ ===========    ===========
    Highest................  $    12.12    $    11.75   $     22.40  $      42.86 $     15.75    $     22.65
                             ==========    ==========   ===========  ============ ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            ------------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO       INVESCO      INVESCO      INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES      SERVICES     SERVICES
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------ ------------ ------------ ------------- ------------ ------------
                            INVESCO V.I.              INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                             GOVERNMENT  INVESCO V.I.  HIGH YIELD  INTERNATIONAL   MID CAP       MONEY
                             SECURITIES   HIGH YIELD   SECURITIES     GROWTH     CORE EQUITY     MARKET
                            ------------ ------------ ------------ ------------- ------------ ------------
ASSETS
Investments, at fair value. $12,301,905   $6,534,771  $13,623,636   $22,031,468  $10,747,673  $10,399,526
                            -----------   ----------  -----------   -----------  -----------  -----------
    Total assets........... $12,301,905   $6,534,771  $13,623,636   $22,031,468  $10,747,673  $10,399,526
                            ===========   ==========  ===========   ===========  ===========  ===========
NET ASSETS
Accumulation units......... $12,090,206   $6,513,403  $13,488,728   $21,572,258  $10,717,512  $10,311,461
Contracts in payout
 (annuitization) period....     211,699       21,368      134,908       459,210       30,161       88,065
                            -----------   ----------  -----------   -----------  -----------  -----------
    Total net assets....... $12,301,905   $6,534,771  $13,623,636   $22,031,468  $10,747,673  $10,399,526
                            ===========   ==========  ===========   ===========  ===========  ===========
FUND SHARE
 INFORMATION
Number of shares...........     992,089    1,164,843   11,644,133       733,649      845,608   10,399,526
                            ===========   ==========  ===========   ===========  ===========  ===========
Cost of investments........ $12,083,323   $6,516,372  $16,169,493   $15,873,284  $ 9,695,986  $10,399,526
                            ===========   ==========  ===========   ===========  ===========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     13.63   $    14.95  $     19.91   $     12.16  $     13.92  $      9.72
                            ===========   ==========  ===========   ===========  ===========  ===========
    Highest................ $     18.08   $    19.79  $     26.74   $     23.45  $     18.77  $     12.23
                            ===========   ==========  ===========   ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            ----------------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO       INVESCO        INVESCO        INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT     INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES       SERVICES       SERVICES
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ------------ ------------ ------------ ------------- --------------- -------------
                                                                      INVESCO
                            INVESCO V.I.                            VAN KAMPEN       INVESCO        INVESCO
                              S&P 500    INVESCO V.I. INVESCO V.I. V.I. AMERICAN VAN KAMPEN V.I.  VAN KAMPEN
                               INDEX      TECHNOLOGY   UTILITIES     FRANCHISE   AMERICAN VALUE  V.I. COMSTOCK
                            ------------ ------------ ------------ ------------- --------------- -------------
ASSETS
Investments, at fair value. $29,850,514   $2,386,725   $6,001,922   $78,331,849    $45,486,572    $29,457,557
                            -----------   ----------   ----------   -----------    -----------    -----------
    Total assets........... $29,850,514   $2,386,725   $6,001,922   $78,331,849    $45,486,572    $29,457,557
                            ===========   ==========   ==========   ===========    ===========    ===========
NET ASSETS
Accumulation units......... $29,547,474   $2,353,849   $5,869,868   $77,679,810    $45,234,707    $29,311,501
Contracts in payout
 (annuitization) period....     303,040       32,876      132,054       652,039        251,865        146,056
                            -----------   ----------   ----------   -----------    -----------    -----------
    Total net assets....... $29,850,514   $2,386,725   $6,001,922   $78,331,849    $45,486,572    $29,457,557
                            ===========   ==========   ==========   ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........   2,315,788      141,477      370,489     2,159,092      3,050,743      2,219,861
                            ===========   ==========   ==========   ===========    ===========    ===========
Cost of investments........ $24,421,414   $1,722,001   $5,835,806   $78,367,173    $41,797,399    $26,389,059
                            ===========   ==========   ==========   ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     12.97   $    13.15   $    18.79   $      5.70    $     16.37    $     14.18
                            ===========   ==========   ==========   ===========    ===========    ===========
    Highest................ $     14.93   $    13.86   $    19.79   $     16.17    $     20.36    $     16.18
                            ===========   ==========   ==========   ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            -------------------------------------------------------------------------------
                                                                       INVESCO      INVESCO      INVESCO
                              INVESCO     INVESCO        INVESCO      INVESTMENT   INVESTMENT   INVESTMENT
                            INVESTMENT   INVESTMENT    INVESTMENT      SERVICES     SERVICES     SERVICES
                             SERVICES     SERVICES      SERVICES     (SERIES II)  (SERIES II)  (SERIES II)
                            SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ----------- ------------ --------------- ------------ ------------ ------------
                              INVESCO     INVESCO        INVESCO
                            VAN KAMPEN   VAN KAMPEN  VAN KAMPEN V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                            V.I. EQUITY V.I. MID CAP      VALUE          CORE     DIVERSIFIED  DIVERSIFIED
                            AND INCOME     GROWTH     OPPORTUNITIES   EQUITY II   DIVIDEND II   INCOME II
                            ----------- ------------ --------------- ------------ ------------ ------------
ASSETS
Investments, at fair value. $25,806,288  $6,892,176    $6,590,362     $1,911,765  $37,837,984    $274,958
                            -----------  ----------    ----------     ----------  -----------    --------
    Total assets........... $25,806,288  $6,892,176    $6,590,362     $1,911,765  $37,837,984    $274,958
                            ===========  ==========    ==========     ==========  ===========    ========
NET ASSETS
Accumulation units......... $25,665,173  $6,839,614    $6,528,012     $1,910,778  $37,757,835    $274,958
Contracts in payout
 (annuitization) period....     141,115      52,562        62,350            987       80,149          --
                            -----------  ----------    ----------     ----------  -----------    --------
    Total net assets....... $25,806,288  $6,892,176    $6,590,362     $1,911,765  $37,837,984    $274,958
                            ===========  ==========    ==========     ==========  ===========    ========
FUND SHARE
 INFORMATION
Number of shares...........   1,711,292   1,758,208       928,220         64,024    2,324,200      42,301
                            ===========  ==========    ==========     ==========  ===========    ========
Cost of investments........ $25,341,996  $6,994,244    $7,397,053     $1,570,231  $30,989,153    $307,094
                            ===========  ==========    ==========     ==========  ===========    ========
ACCUMULATION UNIT
 VALUE
    Lowest................. $      8.97  $    14.17    $    10.55     $    11.42  $     11.13    $  12.50
                            ===========  ==========    ==========     ==========  ===========    ========
    Highest................ $     21.23  $    15.72    $    12.20     $    14.34  $     14.70    $  13.14
                            ===========  ==========    ==========     ==========  ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            ---------------------------------------------------------------------------------
                              INVESCO       INVESCO       INVESCO       INVESCO       INVESCO      INVESCO
                             INVESTMENT   INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                              SERVICES     SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                            (SERIES II)   (SERIES II)   (SERIES II)   (SERIES II)   (SERIES II)  (SERIES II)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                            ------------ ------------- ------------- ------------- ------------- ------------
                            INVESCO V.I. INVESCO V.I.                INVESCO V.I.  INVESCO V.I.  INVESCO V.I.
                            GLOBAL CORE   GOVERNMENT   INVESCO V.I.   HIGH YIELD   INTERNATIONAL MID CAP CORE
                             EQUITY II   SECURITIES II HIGH YIELD II SECURITIES II   GROWTH II    EQUITY II
                            ------------ ------------- ------------- ------------- ------------- ------------
ASSETS
Investments, at fair value. $20,366,718    $459,659      $389,301     $10,907,563   $4,373,438    $2,270,134
                            -----------    --------      --------     -----------   ----------    ----------
    Total assets........... $20,366,718    $459,659      $389,301     $10,907,563   $4,373,438    $2,270,134
                            ===========    ========      ========     ===========   ==========    ==========
NET ASSETS
Accumulation units......... $20,318,545    $459,659      $389,301     $10,903,024   $4,373,438    $2,258,954
Contracts in payout
 (annuitization) period....      48,173          --            --           4,539           --        11,180
                            -----------    --------      --------     -----------   ----------    ----------
    Total net assets....... $20,366,718    $459,659      $389,301     $10,907,563   $4,373,438    $2,270,134
                            ===========    ========      ========     ===========   ==========    ==========
FUND SHARE
 INFORMATION
Number of shares...........   2,708,340      37,401        69,642       9,322,703      147,353       180,456
                            ===========    ========      ========     ===========   ==========    ==========
Cost of investments........ $21,968,175    $457,648      $372,145     $10,533,796   $4,169,481    $2,117,151
                            ===========    ========      ========     ===========   ==========    ==========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     11.52    $  13.34      $  19.02     $      9.40   $     9.04    $    13.12
                            ===========    ========      ========     ===========   ==========    ==========
    Highest................ $     14.05    $  14.02      $  19.98     $     18.71   $    19.34    $    15.74
                            ===========    ========      ========     ===========   ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            ------------------------------------------------------------------------------------
                              INVESCO      INVESCO       INVESCO      INVESCO        INVESCO         INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT    INVESTMENT      INVESTMENT
                              SERVICES     SERVICES     SERVICES      SERVICES      SERVICES        SERVICES
                            (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)    (SERIES II)     (SERIES II)
                            SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                            ------------ ------------ ------------- ------------ --------------- ---------------
                                                                                     INVESCO         INVESCO
                            INVESCO V.I. INVESCO V.I.                            VAN KAMPEN V.I. VAN KAMPEN V.I.
                               MONEY       S&P 500    INVESCO V.I.  INVESCO V.I.    AMERICAN        AMERICAN
                             MARKET II     INDEX II   TECHNOLOGY II UTILITIES II  FRANCHISE II      VALUE II
                            ------------ ------------ ------------- ------------ --------------- ---------------
ASSETS
Investments, at fair value.   $745,453   $59,511,629     $30,533      $196,927     $27,027,374     $33,463,404
                              --------   -----------     -------      --------     -----------     -----------
    Total assets...........   $745,453   $59,511,629     $30,533      $196,927     $27,027,374     $33,463,404
                              ========   ===========     =======      ========     ===========     ===========
NET ASSETS
Accumulation units.........   $745,453   $59,321,835     $30,533      $196,927     $26,960,113     $33,398,725
Contracts in payout
 (annuitization) period....         --       189,794          --            --          67,261          64,679
                              --------   -----------     -------      --------     -----------     -----------
    Total net assets.......   $745,453   $59,511,629     $30,533      $196,927     $27,027,374     $33,463,404
                              ========   ===========     =======      ========     ===========     ===========
FUND SHARE
 INFORMATION
Number of shares...........    745,453     4,638,475       1,850        12,239         760,264       2,259,514
                              ========   ===========     =======      ========     ===========     ===========
Cost of investments........   $745,453   $47,900,002     $24,616      $202,356     $20,147,450     $31,915,131
                              ========   ===========     =======      ========     ===========     ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $   9.49   $      9.94     $ 12.79      $  18.31     $      9.39     $     15.13
                              ========   ===========     =======      ========     ===========     ===========
    Highest................   $   9.98   $     15.96     $ 13.31      $  19.04     $     15.52     $     23.41
                              ========   ===========     =======      ========     ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                      ----------------------------------------------------------------------------------------------
                          INVESCO         INVESCO         INVESCO         INVESCO         INVESCO
                        INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT       INVESTMENT
                         SERVICES        SERVICES        SERVICES        SERVICES         SERVICES        JANUS
                        (SERIES II)     (SERIES II)     (SERIES II)     (SERIES II)     (SERIES II)    ASPEN SERIES
                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                      --------------- --------------- --------------- --------------- ---------------- ------------
                                          INVESCO         INVESCO         INVESCO         INVESCO
                          INVESCO     VAN KAMPEN V.I. VAN KAMPEN V.I. VAN KAMPEN V.I. VAN KAMPEN V.I.
                      VAN KAMPEN V.I.   EQUITY AND      GROWTH AND        MID CAP          VALUE          FORTY
                        COMSTOCK II      INCOME II       INCOME II       GROWTH II    OPPORTUNITIES II  PORTFOLIO
                      --------------- --------------- --------------- --------------- ---------------- ------------
ASSETS
Investments, at fair
 value...............  $112,847,590     $40,002,844     $61,202,055     $9,437,627       $5,849,219       $8,066
                       ------------     -----------     -----------     ----------       ----------       ------
    Total assets.....  $112,847,590     $40,002,844     $61,202,055     $9,437,627       $5,849,219       $8,066
                       ============     ===========     ===========     ==========       ==========       ======
NET ASSETS
Accumulation
 units...............  $112,664,080     $39,755,249     $60,988,173     $9,427,760       $5,848,414       $8,066
Contracts in payout
 (annuitization)
 period..............       183,510         247,595         213,882          9,867              805           --
                       ------------     -----------     -----------     ----------       ----------       ------
    Total net
     assets..........  $112,847,590     $40,002,844     $61,202,055     $9,437,627       $5,849,219       $8,066
                       ============     ===========     ===========     ==========       ==========       ======
FUND SHARE
 INFORMATION
Number of shares.....     8,536,126       2,657,996       3,055,519      2,413,715          827,329          197
                       ============     ===========     ===========     ==========       ==========       ======
Cost of
 investments.........  $100,214,485     $36,353,566     $54,217,737     $9,727,856       $6,413,686       $4,356
                       ============     ===========     ===========     ==========       ==========       ======
ACCUMULATION
 UNIT VALUE
    Lowest...........  $      11.49     $      9.94     $     11.91     $    13.02       $     9.86       $17.23 (I)
                       ============     ===========     ===========     ==========       ==========       ======
    Highest..........  $      17.15     $     16.96     $     18.78     $    19.30       $    13.28       $17.23
                       ============     ===========     ===========     ==========       ==========       ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                                     ------------------------------------------------------------------------------------
                                                    LEGG MASON      LEGG MASON
                                        LAZARD       PARTNERS        PARTNERS
                                      RETIREMENT     VARIABLE        VARIABLE       LORD ABBETT   LORD ABBETT LORD ABBETT
                                     SERIES, INC.  INCOME TRUST  PORTFOLIOS I, INC  SERIES FUND   SERIES FUND SERIES FUND
                                     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                     ------------  ------------- ----------------- -------------- ----------- -----------
                                                    LEGG MASON
                                                    CLEARBRIDGE     LEGG MASON
                                                     VARIABLE       CLEARBRIDGE
                                       EMERGING     FUNDAMENTAL   VARIABLE LARGE
                                       MARKETS     ALL CAP VALUE     CAP VALUE                    FUNDAMENTAL GROWTH AND
                                        EQUITY      PORTFOLIO I     PORTFOLIO I    BOND-DEBENTURE   EQUITY      INCOME
                                     ------------  ------------- ----------------- -------------- ----------- -----------
ASSETS
Investments, at fair value..........    $  637        $1,216          $1,407        $27,856,930   $6,793,287  $16,481,349
                                        ------        ------          ------        -----------   ----------  -----------
    Total assets....................    $  637        $1,216          $1,407        $27,856,930   $6,793,287  $16,481,349
                                        ======        ======          ======        ===========   ==========  ===========
NET ASSETS
Accumulation units..................    $  637        $1,216          $1,407        $27,753,594   $6,769,077  $16,414,383
Contracts in payout (annuitization)
 period.............................        --            --              --            103,336       24,210       66,966
                                        ------        ------          ------        -----------   ----------  -----------
    Total net assets................    $  637        $1,216          $1,407        $27,856,930   $6,793,287  $16,481,349
                                        ======        ======          ======        ===========   ==========  ===========
FUND SHARE INFORMATION
Number of shares....................        29            59              91          2,279,618      385,763      670,246
                                        ======        ======          ======        ===========   ==========  ===========
Cost of investments.................    $  424        $1,331          $1,188        $26,658,201   $5,927,723  $17,799,140
                                        ======        ======          ======        ===========   ==========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest..........................    $52.55 (I)    $ 9.09 (I)      $13.61 (I)    $     15.15   $    13.37  $     10.48
                                        ======        ======          ======        ===========   ==========  ===========
    Highest.........................    $52.55        $ 9.09          $13.61        $     16.17   $    14.55  $     11.50
                                        ======        ======          ======        ===========   ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                         -------------------------------------------------------------------------------------
                                                   MFS VARIABLE MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                          LORDABBETT   LORD ABBETT  INSURANCE    INSURANCE        INSURANCE      INSURANCE
                          SERIES FUND  SERIES FUND    TRUST        TRUST            TRUST          TRUST
                          SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                         ------------- ----------- ------------ ------------   --------------- ------------
                            GROWTH       MID-CAP                    MFS              MFS           MFSNEW
                         OPPORTUNITIES    STOCK     MFS GROWTH  HIGH INCOME    INVESTORS TRUST   DISCOVERY
                         ------------- ----------- ------------ ------------   --------------- ------------
ASSETS
Investments, at fair
 value..................  $ 9,823,208  $19,205,308   $622,406     $343,248        $960,380      $1,575,907
                          -----------  -----------   --------     --------        --------      ----------
    Total assets........  $ 9,823,208  $19,205,308   $622,406     $343,248        $960,380      $1,575,907
                          ===========  ===========   ========     ========        ========      ==========
NET ASSETS
Accumulation units......  $ 9,816,830  $19,055,799   $619,118     $343,248        $955,484      $1,575,907
Contracts in payout
 (annuitization) period.        6,378      149,509      3,288           --           4,896              --
                          -----------  -----------   --------     --------        --------      ----------
    Total net assets....  $ 9,823,208  $19,205,308   $622,406     $343,248        $960,380      $1,575,907
                          ===========  ===========   ========     ========        ========      ==========
FUND SHARE
 INFORMATION
Number of shares........      744,747    1,064,006     21,589       39,094          41,883         100,249
                          ===========  ===========   ========     ========        ========      ==========
Cost of investments.....  $10,474,747  $19,961,892   $544,237     $344,274        $743,149      $1,442,689
                          ===========  ===========   ========     ========        ========      ==========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $     14.23  $     11.68   $   7.13     $  17.50 (I)    $  11.13 (I)  $    12.69 (I)
                          ===========  ===========   ========     ========        ========      ==========
    Highest.............  $     15.61  $     12.98   $  18.43     $  17.50        $  11.13      $    12.69
                          ===========  ===========   ========     ========        ========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                                     -----------------------------------------------------------------------------------------
                                                                                MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                     MFS VARIABLE MFS VARIABLE   MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE
                                      INSURANCE    INSURANCE       INSURANCE        TRUST           TRUST           TRUST
                                        TRUST        TRUST           TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                     SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                     ------------ ------------   ------------- --------------- --------------- ---------------
                                                                                                MFS INVESTORS      MFS NEW
                                                  MFS RESEARCH                   MFS GROWTH         TRUST         DISCOVERY
                                     MFS RESEARCH     BOND       MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                     ------------ ------------   ------------- --------------- --------------- ---------------
ASSETS
Investments, at fair value..........   $547,535     $928,909       $239,779       $105,646        $119,647        $133,170
                                       --------     --------       --------       --------        --------        --------
    Total assets....................   $547,535     $928,909       $239,779       $105,646        $119,647        $133,170
                                       ========     ========       ========       ========        ========        ========
NET ASSETS
Accumulation units..................   $543,032     $926,135       $239,779       $105,646        $119,647        $133,170
Contracts in payout (annuitization)
 period.............................      4,503        2,774             --             --              --              --
                                       --------     --------       --------       --------        --------        --------
    Total net assets................   $547,535     $928,909       $239,779       $105,646        $119,647        $133,170
                                       ========     ========       ========       ========        ========        ========
FUND SHARE INFORMATION
Number of shares....................     25,059       68,859          8,678          3,740           5,252           8,872
                                       ========     ========       ========       ========        ========        ========
Cost of investments.................   $451,834     $815,654       $194,232       $ 65,793        $ 85,269        $118,815
                                       ========     ========       ========       ========        ========        ========
ACCUMULATION UNIT
 VALUE
    Lowest..........................   $   9.22     $  18.86 (I)   $  23.24       $  10.44        $  11.04        $  13.26
                                       ========     ========       ========       ========        ========        ========
    Highest.........................   $  12.35     $  18.86       $  24.60       $  16.93        $  14.96        $  18.82
                                       ========     ========       ========       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            -------------------------------------------------------------------------------------------
                             MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                               INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                 TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                            (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES
                              SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            --------------- --------------- -------------- -------------- -------------- --------------
                             MFS RESEARCH    MFS UTILITIES    AGGRESSIVE      EUROPEAN                      LIMITED
                            (SERVICE CLASS) (SERVICE CLASS)     EQUITY         EQUITY      INCOME PLUS      DURATION
                            --------------- --------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.     $62,864       $1,354,836     $10,405,700    $36,933,095    $79,590,575    $ 9,738,801
                                -------       ----------     -----------    -----------    -----------    -----------
    Total assets...........     $62,864       $1,354,836     $10,405,700    $36,933,095    $79,590,575    $ 9,738,801
                                =======       ==========     ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........     $62,864       $1,354,836     $10,355,981    $36,555,788    $78,565,010    $ 9,713,743
Contracts in payout
 (annuitization) period....          --               --          49,719        377,307      1,025,565         25,058
                                -------       ----------     -----------    -----------    -----------    -----------
    Total net assets.......     $62,864       $1,354,836     $10,405,700    $36,933,095    $79,590,575    $ 9,738,801
                                =======       ==========     ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........       2,897           49,646         561,257      2,263,057      6,649,171      1,263,139
                                =======       ==========     ===========    ===========    ===========    ===========
Cost of investments........     $38,897       $1,080,677     $ 7,773,313    $38,992,220    $70,491,994    $11,399,976
                                =======       ==========     ===========    ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................     $ 11.08       $    18.31     $     16.60    $     14.97    $     18.54    $     10.44
                                =======       ==========     ===========    ===========    ===========    ===========
    Highest................     $ 16.24       $    25.74     $     19.44    $     48.36    $     50.31    $     11.01
                                =======       ==========     ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                         ---------------------------------------------------------------------------------------------
                                                                                      MORGAN STANLEY   MORGAN STANLEY
                         MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE
                            VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT
                           INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES
                             SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES)
                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                         -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                        AGGRESSIVE        EUROPEAN
                                          MULTI CAP                                       EQUITY           EQUITY
                          MONEY MARKET      GROWTH       STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES)
                         -------------- -------------- -------------- -------------- ---------------- ----------------
ASSETS
Investments, at fair
 value..................  $39,126,822    $155,908,872   $ 80,533,106   $53,561,444     $14,430,809      $11,348,620
                          -----------    ------------   ------------   -----------     -----------      -----------
    Total assets........  $39,126,822    $155,908,872   $ 80,533,106   $53,561,444     $14,430,809      $11,348,620
                          ===========    ============   ============   ===========     ===========      ===========
NET ASSETS
Accumulation units......  $38,452,307    $154,515,438   $ 79,244,953   $52,807,161     $14,422,584      $11,261,593
Contracts in payout
 (annuitization) period.      674,515       1,393,434      1,288,153       754,283           8,225           87,027
                          -----------    ------------   ------------   -----------     -----------      -----------
    Total net assets....  $39,126,822    $155,908,872   $ 80,533,106   $53,561,444     $14,430,809      $11,348,620
                          ===========    ============   ============   ===========     ===========      ===========
FUND SHARE
 INFORMATION
Number of shares........   39,126,822       3,801,728      7,505,415     5,828,231         800,822          697,947
                          ===========    ============   ============   ===========     ===========      ===========
Cost of investments.....  $39,126,822    $119,879,547   $105,060,919   $66,984,883     $10,495,234      $11,942,400
                          ===========    ============   ============   ===========     ===========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $     10.84    $      18.18   $      14.93   $     21.89     $     10.37      $     10.97
                          ===========    ============   ============   ===========     ===========      ===========
    Highest.............  $     24.57    $     143.13   $      49.34   $     47.93     $     21.59      $     17.10
                          ===========    ============   ============   ===========     ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                        -----------------------------------------------------------------------------------------------------
                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                           INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                             SERIES           SERIES           SERIES           SERIES           SERIES           SERIES
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                             INCOME          LIMITED                          MULTI CAP
                              PLUS           DURATION       MONEY MARKET        GROWTH         STRATEGIST       UTILITIES
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................   $95,434,799      $37,442,533      $46,745,325      $43,808,446      $34,005,737      $14,219,957
                          -----------      -----------      -----------      -----------      -----------      -----------
    Total assets.......   $95,434,799      $37,442,533      $46,745,325      $43,808,446      $34,005,737      $14,219,957
                          ===========      ===========      ===========      ===========      ===========      ===========
NET ASSETS
Accumulation units.....   $95,263,047      $37,363,781      $46,292,310      $43,747,810      $33,878,281      $14,148,914
Contracts in payout
 (annuitization)
 period................       171,752           78,752          453,015           60,636          127,456           71,043
                          -----------      -----------      -----------      -----------      -----------      -----------
    Total net assets...   $95,434,799      $37,442,533      $46,745,325      $43,808,446      $34,005,737      $14,219,957
                          ===========      ===========      ===========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.......     7,999,564        4,868,990       46,745,325        1,080,090        3,178,106        1,552,397
                          ===========      ===========      ===========      ===========      ===========      ===========
Cost of investments....   $84,744,991      $44,592,694      $46,745,325      $27,907,249      $43,587,988      $17,320,501
                          ===========      ===========      ===========      ===========      ===========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $     15.07      $      8.91      $      9.60      $     10.13      $     11.45      $     12.21
                          ===========      ===========      ===========      ===========      ===========      ===========
    Highest............   $     18.97      $     10.16      $     10.29      $     20.32      $     14.97      $     23.49
                          ===========      ===========      ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            -----------------------------------------------------------------------------------------
                               NEUBERGER     NEUBERGER
                                BERMAN        BERMAN
                               ADVISORS      ADVISORS    OPPENHEIMER   OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                              MANAGEMENT    MANAGEMENT    VARIABLE      VARIABLE        VARIABLE        VARIABLE
                                 TRUST         TRUST    ACCOUNT FUNDS ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                              SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            --------------- ----------- ------------- -------------   -------------   -------------
                                                                       OPPENHEIMER                     OPPENHEIMER
                                  AMT       AMT MID-CAP  OPPENHEIMER     CAPITAL       OPPENHEIMER       GLOBAL
                            LARGE CAP VALUE   GROWTH      BALANCED    APPRECIATION      CORE BOND      SECURITIES
                            --------------- ----------- ------------- -------------   -------------   -------------
ASSETS
Investments, at fair value.     $18,936       $17,875    $1,689,111    $3,211,443      $1,079,147      $2,908,366
                                -------       -------    ----------    ----------      ----------      ----------
    Total assets...........     $18,936       $17,875    $1,689,111    $3,211,443      $1,079,147      $2,908,366
                                =======       =======    ==========    ==========      ==========      ==========
NET ASSETS
Accumulation units.........     $18,936       $17,875    $1,577,522    $3,205,206      $1,079,147      $2,902,998
Contracts in payout
 (annuitization) period....          --            --       111,589         6,237              --           5,368
                                -------       -------    ----------    ----------      ----------      ----------
    Total net assets.......     $18,936       $17,875    $1,689,111    $3,211,443      $1,079,147      $2,908,366
                                =======       =======    ==========    ==========      ==========      ==========
FUND SHARE
 INFORMATION
Number of shares...........       1,632           577       134,913        71,270         130,647          89,351
                                =======       =======    ==========    ==========      ==========      ==========
Cost of investments........     $24,322       $16,205    $1,797,209    $2,664,472      $1,273,561      $2,410,004
                                =======       =======    ==========    ==========      ==========      ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................     $ 13.59       $ 10.25    $    10.14    $     8.67 (I)  $    11.65 (I)  $    14.91 (I)
                                =======       =======    ==========    ==========      ==========      ==========
    Highest................     $ 14.47       $ 20.26    $    13.23    $     8.67      $    11.65      $    14.91
                                =======       =======    ==========    ==========      ==========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                      -----------------------------------------------------------------------------------------------------
                                                                                            OPPENHEIMER      OPPENHEIMER
                                                                                             VARIABLE         VARIABLE
                        OPPENHEIMER     OPPENHEIMER      OPPENHEIMER       OPPENHEIMER     ACCOUNT FUNDS    ACCOUNT FUNDS
                          VARIABLE       VARIABLE          VARIABLE          VARIABLE     (SERVICE SHARES  (SERVICE SHARES
                       ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS     ACCOUNT FUNDS       ("SS"))          ("SS"))
                        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                      ---------------- -------------   ----------------  ---------------- --------------- -----------------
                        OPPENHEIMER                      OPPENHEIMER       OPPENHEIMER                       OPPENHEIMER
                      GLOBAL STRATEGIC  OPPENHEIMER      MAIN STREET     SMALL- & MID-CAP   OPPENHEIMER        CAPITAL
                           INCOME       MAIN STREET    SMALL- & MID-CAP       GROWTH       BALANCED (SS)  APPRECIATION (SS)
                      ---------------- -------------   ----------------  ---------------- --------------- -----------------
ASSETS
Investments, at fair
 value...............    $2,493,236     $1,493,126        $1,122,882         $547,902       $12,768,665      $29,197,755
                         ----------     ----------        ----------         --------       -----------      -----------
    Total assets.....    $2,493,236     $1,493,126        $1,122,882         $547,902       $12,768,665      $29,197,755
                         ==========     ==========        ==========         ========       ===========      ===========
NET ASSETS
Accumulation
 units...............    $2,308,637     $1,475,125        $1,121,019         $547,902       $12,734,148      $29,068,784
Contracts in payout
 (annuitization)
 period..............       184,599         18,001             1,863               --            34,517          128,971
                         ----------     ----------        ----------         --------       -----------      -----------
    Total net
     assets..........    $2,493,236     $1,493,126        $1,122,882         $547,902       $12,768,665      $29,197,755
                         ==========     ==========        ==========         ========       ===========      ===========
FUND SHARE
 INFORMATION
Number of
 shares..............       439,724         62,291            55,754            9,998         1,032,228          653,779
                         ==========     ==========        ==========         ========       ===========      ===========
Cost of
 investments.........    $2,208,443     $1,224,182        $  787,030         $451,554       $14,856,080      $23,770,446
                         ==========     ==========        ==========         ========       ===========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest...........    $     4.21     $    11.01 (I)    $    16.48 (I)     $   7.33 (I)   $      9.04      $     11.10
                         ==========     ==========        ==========         ========       ===========      ===========
    Highest..........    $    20.85     $    11.01        $    16.48         $   7.33       $     13.31      $     14.42
                         ==========     ==========        ==========         ========       ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                        -------------------------------------------------------------------------------------------------------
                          OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER        OPPENHEIMER        OPPENHEIMER
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE           VARIABLE           VARIABLE
                         ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS      ACCOUNT FUNDS      ACCOUNT FUNDS
                        (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES    (SERVICE SHARES    (SERVICE SHARES
                            ("SS"))         ("SS"))         ("SS"))          ("SS"))            ("SS"))            ("SS"))
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- -------------------- ----------------
                                          OPPENHEIMER     OPPENHEIMER                         OPPENHEIMER        OPPENHEIMER
                          OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC   OPPENHEIMER    MAIN STREET SMALL- & SMALL- & MID-CAP
                        CORE BOND (SS)  SECURITIES (SS)   INCOME (SS)    MAIN STREET (SS)     MID-CAP (SS)       GROWTH (SS)
                        --------------- --------------- ---------------- ---------------- -------------------- ----------------
ASSETS
Investments, at fair
 value.................   $29,826,486     $14,797,609     $77,553,712      $48,809,906        $20,594,116         $8,181,368
                          -----------     -----------     -----------      -----------        -----------         ----------
    Total assets.......   $29,826,486     $14,797,609     $77,553,712      $48,809,906        $20,594,116         $8,181,368
                          ===========     ===========     ===========      ===========        ===========         ==========
NET ASSETS
Accumulation units.....   $29,803,380     $14,647,706     $76,890,353      $48,700,509        $20,475,346         $8,169,290
Contracts in payout
 (annuitization)
 period................        23,106         149,903         663,359          109,397            118,770             12,078
                          -----------     -----------     -----------      -----------        -----------         ----------
    Total net assets...   $29,826,486     $14,797,609     $77,553,712      $48,809,906        $20,594,116         $8,181,368
                          ===========     ===========     ===========      ===========        ===========         ==========
FUND SHARE
 INFORMATION
Number of shares.......     3,650,733         458,841      13,394,424        2,052,561          1,031,769            153,641
                          ===========     ===========     ===========      ===========        ===========         ==========
Cost of investments....   $32,422,920     $12,891,637     $70,674,001      $40,513,661        $15,499,206         $6,521,506
                          ===========     ===========     ===========      ===========        ===========         ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $      8.35     $     13.75     $     13.75      $     11.94        $     13.91         $    11.05
                          ===========     ===========     ===========      ===========        ===========         ==========
    Highest............   $      8.96     $     22.90     $     18.77      $     16.50        $     23.28         $    16.17
                          ===========     ===========     ===========      ===========        ===========         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                      -----------------------------------------------------------------------------------------------------
                            PIMCO             PIMCO           PIMCO           PIMCO            PIMCO            PIMCO
                           VARIABLE         VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE
                       INSURANCE TRUST   INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST
                         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                      ------------------ --------------- --------------- ---------------- ---------------- ----------------
                                                                            PIMCO VIT
                                                                            COMMODITY        PIMCO VIT
                                                                            REALRETURN        EMERGING        PIMCO VIT
                         FOREIGN BOND                      PIMCO TOTAL       STRATEGY       MARKETS BOND      REALRETURN
                      (US DOLLAR-HEDGED)  MONEY MARKET       RETURN      (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)
                      ------------------ --------------- --------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair
 value...............       $1,577           $20,571         $1,362         $4,285,652       $2,020,339       $7,958,815
                            ------           -------         ------         ----------       ----------       ----------
    Total assets.....       $1,577           $20,571         $1,362         $4,285,652       $2,020,339       $7,958,815
                            ======           =======         ======         ==========       ==========       ==========
NET ASSETS
Accumulation
 units...............       $1,577           $20,571         $1,362         $4,285,652       $2,020,339       $7,958,815
Contracts in payout
 (annuitization)
 period..............           --                --             --                 --               --               --
                            ------           -------         ------         ----------       ----------       ----------
    Total net
     assets..........       $1,577           $20,571         $1,362         $4,285,652       $2,020,339       $7,958,815
                            ======           =======         ======         ==========       ==========       ==========
FUND SHARE
 INFORMATION
Number of shares.....          146            20,571            118            594,404          131,876          558,513
                            ======           =======         ======         ==========       ==========       ==========
Cost of
 investments.........       $1,481           $20,571         $1,253         $5,500,713       $1,797,988       $7,285,786
                            ======           =======         ======         ==========       ==========       ==========
ACCUMULATION
 UNIT VALUE
    Lowest...........       $16.07 (I)       $ 10.11 (I)     $17.24 (I)     $     9.99       $    15.72       $    14.33
                            ======           =======         ======         ==========       ==========       ==========
    Highest..........       $16.07           $ 10.11         $17.24         $    10.41       $    16.38       $    14.92
                            ======           =======         ======         ==========       ==========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -----------------------------------------------------------------------------------------
                                 PIMCO
                                VARIABLE       PROFUNDS       PROFUNDS     PROFUNDS        PROFUNDS        PROFUNDS
                            INSURANCE TRUST       VP             VP           VP              VP              VP
                              SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                            ---------------- ------------- -------------- ----------- ------------------ ------------
                               PIMCO VIT                                    PROFUND        PROFUND
                              TOTAL RETURN      PROFUND       PROFUND     VP MID-CAP          VP           PROFUND
                            (ADVISOR SHARES) VP FINANCIALS VP HEALTH CARE    VALUE    TELECOMMUNICATIONS VP UTILITIES
                            ---------------- ------------- -------------- ----------- ------------------ ------------
ASSETS
Investments, at fair value.   $23,458,880       $3,605         $3,474       $4,681          $3,489         $18,201
                              -----------       ------         ------       ------          ------         -------
    Total assets...........   $23,458,880       $3,605         $3,474       $4,681          $3,489         $18,201
                              ===========       ======         ======       ======          ======         =======
NET ASSETS
Accumulation units.........   $23,458,880       $3,605         $3,474       $4,681          $3,489         $18,201
Contracts in payout
 (annuitization) period....            --           --             --           --              --              --
                              -----------       ------         ------       ------          ------         -------
    Total net assets.......   $23,458,880       $3,605         $3,474       $4,681          $3,489         $18,201
                              ===========       ======         ======       ======          ======         =======
FUND SHARE
 INFORMATION
Number of shares...........     2,031,072          169             94          161             418             575
                              ===========       ======         ======       ======          ======         =======
Cost of investments........   $21,916,664       $3,255         $2,772       $2,199          $3,039         $14,861
                              ===========       ======         ======       ======          ======         =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $     14.56       $ 6.47         $11.86       $10.21          $ 9.58         $  8.91
                              ===========       ======         ======       ======          ======         =======
    Highest................   $     15.16       $14.22         $15.74       $15.95          $14.02         $ 14.15
                              ===========       ======         ======       ======          ======         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                             VT AMERICAN         VT             VT             VT         VT GEORGE          VT
                              GOVERNMENT      CAPITAL      DIVERSIFIED       EQUITY         PUTNAM      GLOBAL ASSET
                                INCOME     OPPORTUNITIES      INCOME         INCOME        BALANCED      ALLOCATION
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $26,869,916     $4,443,325    $31,045,861    $76,738,265    $60,167,284    $24,354,043
                             -----------     ----------    -----------    -----------    -----------    -----------
    Total assets...........  $26,869,916     $4,443,325    $31,045,861    $76,738,265    $60,167,284    $24,354,043
                             ===========     ==========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $26,507,949     $4,443,325    $30,912,885    $76,475,402    $59,947,007    $24,327,537
Contracts in payout
 (annuitization) period....      361,967             --        132,976        262,863        220,277         26,506
                             -----------     ----------    -----------    -----------    -----------    -----------
    Total net assets.......  $26,869,916     $4,443,325    $31,045,861    $76,738,265    $60,167,284    $24,354,043
                             ===========     ==========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    2,647,282        253,325      4,282,188      4,881,569      7,549,220      1,512,673
                             ===========     ==========    ===========    ===========    ===========    ===========
Cost of investments........  $30,140,877     $3,659,319    $33,831,729    $50,615,924    $72,835,049    $21,767,653
                             ===========     ==========    ===========    ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     16.76     $    19.77    $     17.25    $     10.21    $      9.77    $     12.37
                             ===========     ==========    ===========    ===========    ===========    ===========
    Highest................  $     18.19     $    20.56    $     17.93    $     18.71    $     13.13    $     17.75
                             ===========     ==========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                         -----------------------------------------------------------------------------------------
                             PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                         -------------- -------------- -------------- -------------- -------------- --------------
                               VT                                                          VT
                             GLOBAL       VT GLOBAL      VT GLOBAL    VT GROWTH AND      GROWTH           VT
                             EQUITY      HEALTH CARE     UTILITIES        INCOME     OPPORTUNITIES    HIGH YIELD
                         -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value..................  $16,629,271    $24,419,206    $12,146,199    $139,367,188    $9,607,704    $44,424,666
                          -----------    -----------    -----------    ------------    ----------    -----------
    Total assets........  $16,629,271    $24,419,206    $12,146,199    $139,367,188    $9,607,704    $44,424,666
                          ===========    ===========    ===========    ============    ==========    ===========
NET ASSETS
Accumulation units......  $16,575,348    $24,412,771    $12,137,660    $138,976,755    $9,584,853    $44,311,749
Contracts in payout
 (annuitization) period.       53,923          6,435          8,539         390,433        22,851        112,917
                          -----------    -----------    -----------    ------------    ----------    -----------
    Total net assets....  $16,629,271    $24,419,206    $12,146,199    $139,367,188    $9,607,704    $44,424,666
                          ===========    ===========    ===========    ============    ==========    ===========
FUND SHARE
 INFORMATION
Number of shares........    1,391,571      1,890,031      1,001,335       7,772,849     1,520,206      6,319,298
                          ===========    ===========    ===========    ============    ==========    ===========
Cost of investments.....  $20,377,858    $22,105,457    $13,972,211    $162,884,142    $9,058,942    $42,944,809
                          ===========    ===========    ===========    ============    ==========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $      6.10    $     12.02    $     10.26    $      10.54    $     5.00    $     15.36
                          ===========    ===========    ===========    ============    ==========    ===========
    Highest.............  $      9.74    $     16.22    $     19.12    $      15.92    $     5.30    $     23.12
                          ===========    ===========    ===========    ============    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -----------------------------------------------------------------------------------------
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                                 VT             VT             VT                            VT
                                  VT       INTERNATIONAL  INTERNATIONAL  INTERNATIONAL                     MONEY
                                INCOME         EQUITY         GROWTH         VALUE       VT INVESTORS      MARKET
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $95,917,810    $ 92,598,484   $14,072,699    $15,368,604    $51,363,537    $81,872,925
                             -----------    ------------   -----------    -----------    -----------    -----------
    Total assets...........  $95,917,810    $ 92,598,484   $14,072,699    $15,368,604    $51,363,537    $81,872,925
                             ===========    ============   ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $95,343,855    $ 92,303,032   $14,028,812    $15,343,207    $51,163,371    $81,538,468
Contracts in payout
 (annuitization) period....      573,955         295,452        43,887         25,397        200,166        334,457
                             -----------    ------------   -----------    -----------    -----------    -----------
    Total net assets.......  $95,917,810    $ 92,598,484   $14,072,699    $15,368,604    $51,363,537    $81,872,925
                             ===========    ============   ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    7,907,486       8,172,858       851,343      1,652,538      4,447,059     81,872,925
                             ===========    ============   ===========    ===========    ===========    ===========
Cost of investments........  $93,975,717    $118,946,011   $12,580,310    $20,907,004    $49,702,384    $81,872,925
                             ===========    ============   ===========    ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     13.61    $       8.54   $      6.50    $     11.08    $      6.95    $      9.53
                             ===========    ============   ===========    ===========    ===========    ===========
    Highest................  $     18.01    $      16.83   $     13.17    $     12.78    $     16.22    $     11.27
                             ===========    ============   ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012

                            ----------------------------------------------------------------------------------------
                                                                                                       THE UNIVERSAL
                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- -------------
                                                                                                        VAN KAMPEN
                                  VT                                                                     UIF CORE
                              MULTI-CAP     VT MULTI-CAP                  VT SMALL CAP                  PLUS FIXED
                                GROWTH         VALUE       VT RESEARCH       VALUE        VT VOYAGER      INCOME
                            -------------- -------------- -------------- -------------- -------------- -------------
ASSETS
Investments, at fair value.  $74,102,421     $6,488,384    $24,257,555    $41,992,163    $101,747,168    $909,790
                             -----------     ----------    -----------    -----------    ------------    --------
    Total assets...........  $74,102,421     $6,488,384    $24,257,555    $41,992,163    $101,747,168    $909,790
                             ===========     ==========    ===========    ===========    ============    ========
NET ASSETS
Accumulation units.........  $73,977,434     $6,488,384    $24,188,787    $41,962,336    $101,494,561    $909,790
Contracts in payout
 (annuitization) period....      124,987             --         68,768         29,827         252,607          --
                             -----------     ----------    -----------    -----------    ------------    --------
    Total net assets.......  $74,102,421     $6,488,384    $24,257,555    $41,992,163    $101,747,168    $909,790
                             ===========     ==========    ===========    ===========    ============    ========
FUND SHARE
 INFORMATION
Number of shares...........    3,300,776        459,517      1,759,068      2,746,381       2,813,026      85,507
                             ===========     ==========    ===========    ===========    ============    ========
Cost of investments........  $71,305,712     $6,231,920    $21,133,426    $41,701,698    $102,648,005    $902,068
                             ===========     ==========    ===========    ===========    ============    ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $      5.38     $    18.15    $      8.66    $     14.50    $       6.80    $  12.84
                             ===========     ==========    ===========    ===========    ============    ========
    Highest................  $     18.05     $    18.88    $     16.36    $     24.47    $      16.04    $  16.84
                             ===========     ==========    ===========    ===========    ============    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                        --------------------------------------------------------------------------------------------
                                                                                                       THE UNIVERSAL
                        THE UNIVERSAL     THE UNIVERSAL     THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL INSTITUTIONAL
                        INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  FUNDS, INC.
                         FUNDS, INC.       FUNDS, INC.       FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   (CLASS II)
                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                        -------------- -------------------- ------------- -------------- ------------- -------------
                                            VAN KAMPEN                                                  VAN KAMPEN
                          VAN KAMPEN        UIF GLOBAL                                    VAN KAMPEN   UIF EMERGING
                         UIF EMERGING     TACTICAL ASSET     VAN KAMPEN   VAN KAMPEN UIF   UIF U.S.    MARKETS DEBT
                        MARKETS EQUITY ALLOCATION PORTFOLIO  UIF GROWTH   MID CAP GROWTH  REAL ESTATE   (CLASS II)
                        -------------- -------------------- ------------- -------------- ------------- -------------
ASSETS
Investments, at fair
 value.................  $28,582,817       $12,306,842       $23,349,893   $15,471,246    $21,401,340   $15,434,278
                         -----------       -----------       -----------   -----------    -----------   -----------
    Total assets.......  $28,582,817       $12,306,842       $23,349,893   $15,471,246    $21,401,340   $15,434,278
                         ===========       ===========       ===========   ===========    ===========   ===========
NET ASSETS
Accumulation units.....  $28,465,937       $12,252,728       $23,288,242   $15,425,567    $21,315,926   $15,364,040
Contracts in payout
 (annuitization)
 period................      116,880            54,114            61,651        45,679         85,414        70,238
                         -----------       -----------       -----------   -----------    -----------   -----------
    Total net assets...  $28,582,817       $12,306,842       $23,349,893   $15,471,246    $21,401,340   $15,434,278
                         ===========       ===========       ===========   ===========    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.......    1,901,718         1,288,675         1,064,261     1,436,513      1,372,761     1,631,530
                         ===========       ===========       ===========   ===========    ===========   ===========
Cost of investments....  $25,167,685       $13,928,819       $16,908,828   $14,366,710    $19,483,318   $13,391,195
                         ===========       ===========       ===========   ===========    ===========   ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     23.29       $     11.16       $     10.05   $     19.02    $     26.67   $     17.27
                         ===========       ===========       ===========   ===========    ===========   ===========
    Highest............  $     31.39       $     15.39       $     17.09   $     21.71    $     33.26   $     27.64
                         ===========       ===========       ===========   ===========    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2012


                            -------------------------------------------------------------------------------------
                            THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                            INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                             FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                              (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- ------------- ------------- ------------- -------------- -------------
                              VAN KAMPEN    VAN KAMPEN                  VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                             UIF EMERGING   UIF GLOBAL    VAN KAMPEN    UIF MID CAP  SMALL COMPANY    UIF U.S.
                            MARKETS EQUITY   FRANCHISE    UIF GROWTH      GROWTH         GROWTH      REAL ESTATE
                              (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                            -------------- ------------- ------------- ------------- -------------- -------------
ASSETS
Investments, at fair value.  $11,766,379    $51,201,919   $6,731,642    $23,493,200    $9,880,340    $42,443,603
                             -----------    -----------   ----------    -----------    ----------    -----------
    Total assets...........  $11,766,379    $51,201,919   $6,731,642    $23,493,200    $9,880,340    $42,443,603
                             ===========    ===========   ==========    ===========    ==========    ===========
NET ASSETS
Accumulation units.........  $11,766,379    $50,853,606   $6,713,069    $23,472,265    $9,835,262    $42,280,735
Contracts in payout
 (annuitization) period....           --        348,313       18,573         20,935        45,078        162,868
                             -----------    -----------   ----------    -----------    ----------    -----------
    Total net assets.......  $11,766,379    $51,201,919   $6,731,642    $23,493,200    $9,880,340    $42,443,603
                             ===========    ===========   ==========    ===========    ==========    ===========
FUND SHARE
 INFORMATION
Number of shares...........      785,473      2,966,508      313,100      2,208,007       592,702      2,734,768
                             ===========    ===========   ==========    ===========    ==========    ===========
Cost of investments........  $10,982,267    $43,681,120   $4,581,824    $23,211,416    $8,480,650    $39,530,104
                             ===========    ===========   ==========    ===========    ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     34.01    $     16.20   $    15.08    $     11.88    $    13.76    $     14.52
                             ===========    ===========   ==========    ===========    ==========    ===========
    Highest................  $     36.07    $     24.30   $    18.52    $     24.80    $    21.69    $     29.60
                             ===========    ===========   ==========    ===========    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                              --------------------------------------------------------------------------
                                               ADVANCED    ADVANCED      ADVANCED     ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES        SERIES       SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST         TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- -------------- ----------- ----------- -----------
                                                  AST                      AST
                                               ACADEMIC                  AMERICAN        AST         AST
                                              STRATEGIES      AST        CENTURY      BALANCED    BLACKROCK      AST
                                                 ASSET     ADVANCED      INCOME &       ASSET      GLOBAL     BLACKROCK
                                              ALLOCATION  STRATEGIES  GROWTH (T)(AE) ALLOCATION  STRATEGIES     VALUE
                                              ----------- ----------- -------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends.................................... $   71,024   $ 35,686      $    --     $   83,462     $ --       $  194
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............   (104,392)   (37,322)         (25)      (116,290)     (43)        (209)
    Administrative expense...................    (10,163)    (3,751)          (3)       (13,500)      (5)         (26)
                                              ----------   --------      -------     ----------     ----       ------
    Net investment income (loss).............    (43,531)    (5,387)         (28)       (46,328)     (48)         (41)
                                              ----------   --------      -------     ----------     ----       ------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  1,630,528    409,161        5,395      2,054,372       47        1,038
    Cost of investments sold.................  1,483,048    350,743           --      1,777,977       47        1,135
                                              ----------   --------      -------     ----------     ----       ------
       Realized gains (losses) on fund
        shares...............................    147,480     58,418        5,395        276,395       --          (97)
Realized gain distributions..................         --      9,442           --        267,162       --           --
                                              ----------   --------      -------     ----------     ----       ------
    Net realized gains (losses)..............    147,480     67,860        5,395        543,557       --          (97)
Change in unrealized gains (losses)..........    553,603    198,510       (4,932)       363,232      403        1,965
                                              ----------   --------      -------     ----------     ----       ------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................    701,083    266,370          463        906,789      403        1,868
                                              ----------   --------      -------     ----------     ----       ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $  657,552   $260,983      $   435     $  860,461     $355       $1,827
                                              ==========   ========      =======     ==========     ====       ======

--------
(t)On May 4, 2012, AST American Century Income & Growth merged into AST New Discovery Asset Allocation
(ae)For the period beginning January 1, 2012 and ended May 4, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                              -----------------------------------------------------------------------
                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST         AST         AST         AST         AST         AST
                                                 BOND        BOND        BOND        BOND        BOND        BOND
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                 2018        2019        2020        2021        2022      2023 (Z)
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  3,424    $  2,865     $ 1,024    $  2,429    $    199     $   --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............   (10,332)     (5,785)       (569)     (5,603)     (9,981)      (604)
    Administrative expense...................    (1,109)       (497)        (53)       (527)     (1,029)       (68)
                                               --------    --------     -------    --------    --------     ------
    Net investment income (loss).............    (8,017)     (3,417)        402      (3,701)    (10,811)      (672)
                                               --------    --------     -------    --------    --------     ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   224,179       6,317      83,500     123,198     413,922      1,733
    Cost of investments sold.................   207,488       6,532      91,415     109,948     390,670      1,718
                                               --------    --------     -------    --------    --------     ------
       Realized gains (losses) on fund
        shares...............................    16,691        (215)     (7,915)     13,250      23,252         15
Realized gain distributions..................     3,762      36,048      11,532       6,451       1,381         --
                                               --------    --------     -------    --------    --------     ------
    Net realized gains (losses)..............    20,453      35,833       3,617      19,701      24,633         15
Change in unrealized gains (losses)..........    18,295     (19,922)     (2,586)        424      22,787        256
                                               --------    --------     -------    --------    --------     ------
    Net realized and change in unrealized
     gains (losses) on investments...........    38,748      15,911       1,031      20,125      47,420        271
                                               --------    --------     -------    --------    --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ 30,731    $ 12,494     $ 1,433    $ 16,424    $ 36,609     $ (401)
                                               ========    ========     =======    ========    ========     ======

--------
(z)For the period beginning January 3, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                              -----------------------------------------------------------------------
                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST         AST
                                                CAPITAL       CLS         AST         AST       AST FI        AST
                                                GROWTH     MODERATE     COHEN &    FEDERATED  PYRAMIS(R)  FIRST TRUST
                                                 ASSET       ASSET      STEERS    AGGRESSIVE     ASSET     BALANCED
                                              ALLOCATION  ALLOCATION    REALTY      GROWTH    ALLOCATION    TARGET
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $   53,638   $ 10,243     $1,063      $   --      $ 1,117    $ 52,719
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............    (91,087)   (24,595)      (815)       (204)      (2,809)    (37,202)
    Administrative expense...................     (9,368)    (2,620)       (93)        (26)        (314)     (3,818)
                                              ----------   --------     ------      ------      -------    --------
    Net investment income (loss).............    (46,817)   (16,972)       155        (230)      (2,006)     11,699
                                              ----------   --------     ------      ------      -------    --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  2,215,714    206,050      1,122       8,317       53,783     610,082
    Cost of investments sold.................  2,083,523    174,997      1,207       8,016       47,734     566,510
                                              ----------   --------     ------      ------      -------    --------
       Realized gains (losses) on fund
        shares...............................    132,191     31,053        (85)        301        6,049      43,572
Realized gain distributions..................         --     48,242         --          --           --          --
                                              ----------   --------     ------      ------      -------    --------
    Net realized gains (losses)..............    132,191     79,295        (85)        301        6,049      43,572
Change in unrealized gains (losses)..........    563,598     75,063      6,740       2,789       16,592     139,527
                                              ----------   --------     ------      ------      -------    --------
    Net realized and change in unrealized
     gains (losses) on investments...........    695,789    154,358      6,655       3,090       22,641     183,099
                                              ----------   --------     ------      ------      -------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $  648,972   $137,386     $6,810      $2,860      $20,635    $194,798
                                              ==========   ========     ======      ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         --------------------------------------------------------------------------------
                                           ADVANCED        ADVANCED       ADVANCED     ADVANCED    ADVANCED    ADVANCED
                                            SERIES          SERIES         SERIES       SERIES      SERIES      SERIES
                                            TRUST           TRUST           TRUST       TRUST        TRUST       TRUST
                                         SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ------------ ------------------ ----------- ------------ ----------- -----------
                                             AST             AST                         AST          AST         AST
                                         FIRST TRUST       FRANKLIN                    GOLDMAN      GOLDMAN     GOLDMAN
                                           CAPITAL        TEMPLETON          AST        SACHS        SACHS       SACHS
                                         APPRECIATION   FOUNDING FUNDS     GLOBAL    CONCENTRATED  LARGE-CAP    MID-CAP
                                            TARGET    ALLOCATION (U)(AB) REAL ESTATE    GROWTH       VALUE      GROWTH
                                         ------------ ------------------ ----------- ------------ ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  167,216       $     --         $ 44       $   125      $    52     $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (174,702)       (10,244)         (36)         (515)         (79)       (477)
    Administrative expense..............     (16,444)        (1,225)          (4)          (73)         (10)        (64)
                                          ----------       --------         ----       -------      -------     -------
    Net investment income
     (loss).............................     (23,930)       (11,469)           4          (463)         (37)       (541)
                                          ----------       --------         ----       -------      -------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   5,040,510        225,645          145        13,059       12,805      13,383
    Cost of investments sold............   4,832,819        230,931          126        10,931       16,390      12,727
                                          ----------       --------         ----       -------      -------     -------
       Realized gains (losses) on
        fund shares.....................     207,691         (5,286)          19         2,128       (3,585)        656
Realized gain distributions.............          --             --           --            --           --       4,862
                                          ----------       --------         ----       -------      -------     -------
    Net realized gains (losses).........     207,691         (5,286)          19         2,128       (3,585)      5,518
Change in unrealized gains
 (losses)...............................     834,151         36,306          534         6,921        5,258       2,733
                                          ----------       --------         ----       -------      -------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   1,041,842         31,020          553         9,049        1,673       8,251
                                          ----------       --------         ----       -------      -------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $1,017,912       $ 19,551         $557       $ 8,586      $ 1,636     $ 7,710
                                          ==========       ========         ====       =======      =======     =======

--------
(u)On September 21, 2012, Franklin Templeton VIP Founding Funds Allocation merged into AST Franklin Templeton Founding Funds Allocation
(ab)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                                              ----------------------------------------------------------------------------
                                               ADVANCED    ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED
                                                SERIES      SERIES      SERIES       SERIES        SERIES       SERIES
                                                 TRUST       TRUST       TRUST        TRUST         TRUST        TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                              ----------- ----------- ----------- ------------- ------------- -----------
                                                  AST                     AST
                                                GOLDMAN                 HORIZON                                   AST
                                                 SACHS                 MODERATE        AST           AST      INVESTMENT
                                               SMALL-CAP      AST        ASSET    INTERNATIONAL INTERNATIONAL    GRADE
                                                 VALUE    HIGH YIELD  ALLOCATION     GROWTH         VALUE        BOND
                                              ----------- ----------- ----------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $ 31       $3,949      $ 3,139      $  584        $ 1,510    $    57,691
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (65)        (556)      (6,535)       (534)          (679)       (79,059)
    Administrative expense...................      (8)         (81)        (784)        (74)           (91)        (8,896)
                                                 ----       ------      -------      ------        -------    -----------
    Net investment income (loss).............     (42)       3,312       (4,180)        (24)           740        (30,264)
                                                 ----       ------      -------      ------        -------    -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     175        2,260       52,360       4,828         11,227     11,081,282
    Cost of investments sold.................     152        2,160       47,467       5,222         14,365     10,848,212
                                                 ----       ------      -------      ------        -------    -----------
       Realized gains (losses) on fund
        shares...............................      23          100        4,893        (394)        (3,138)       233,070
Realized gain distributions..................      --           --       13,598          --             --         65,662
                                                 ----       ------      -------      ------        -------    -----------
    Net realized gains (losses)..............      23          100       18,491        (394)        (3,138)       298,732
Change in unrealized gains (losses)..........     731        2,673       26,038       8,789         11,366        213,149
                                                 ----       ------      -------      ------        -------    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................     754        2,773       44,529       8,395          8,228        511,881
                                                 ----       ------      -------      ------        -------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $712       $6,085      $40,349      $8,371        $ 8,968    $   481,617
                                                 ====       ======      =======      ======        =======    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                              ----------------------------------------------------------------------------
                                                ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED    ADVANCED
                                                 SERIES       SERIES        SERIES       SERIES      SERIES      SERIES
                                                 TRUST         TRUST         TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ------------ ------------- ------------- ----------- ----------- -----------
                                                  AST           AST           AST                      AST         AST
                                                JPMORGAN     JPMORGAN      JPMORGAN        AST     LORD ABBETT   MARSICO
                                                 GLOBAL    INTERNATIONAL   STRATEGIC    LARGE-CAP  CORE FIXED    CAPITAL
                                              THEMATIC (W)    EQUITY     OPPORTUNITIES    VALUE      INCOME      GROWTH
                                              ------------ ------------- ------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................   $   721       $  881       $ 52,731       $ 21       $  584      $   306
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............    (1,783)        (635)       (48,016)       (21)        (571)      (1,082)
    Administrative expense...................      (210)         (68)        (5,010)        (3)         (82)        (121)
                                                -------       ------       --------       ----       ------      -------
    Net investment income (loss).............    (1,272)         178           (295)        (3)         (69)        (897)
                                                -------       ------       --------       ----       ------      -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    56,417        5,050        890,584         25        4,129       12,772
    Cost of investments sold.................    48,191        5,745        804,916         27        3,734       12,243
                                                -------       ------       --------       ----       ------      -------
       Realized gains (losses) on fund
        shares...............................     8,226         (695)        85,668         (2)         395          529
Realized gain distributions..................       961           --             --         --        1,389           --
                                                -------       ------       --------       ----       ------      -------
    Net realized gains (losses)..............     9,187         (695)        85,668         (2)       1,784          529
Change in unrealized gains (losses)..........     6,520        9,072        182,420        144          692        7,501
                                                -------       ------       --------       ----       ------      -------
    Net realized and change in
     unrealized gains (losses) on
     investments.............................    15,707        8,377        268,088        142        2,476        8,030
                                                -------       ------       --------       ----       ------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $14,435       $8,555       $267,793       $139       $2,407      $ 7,133
                                                =======       ======       ========       ====       ======      =======

--------
(w)Previously known as AST Horizon Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                              -----------------------------------------------------------------------
                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                  AST
                                                                                               NEUBERGER      AST
                                                                                               BERMAN /    NEUBERGER
                                                  AST         AST         AST         AST         LSV       BERMAN
                                              MFS GLOBAL      MFS       MID-CAP      MONEY      MID-CAP     MID-CAP
                                                EQUITY      GROWTH       VALUE      MARKET       VALUE      GROWTH
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $  465      $   --      $   212    $     46     $   279     $   --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............     (446)       (146)        (539)     (5,788)       (303)      (393)
    Administrative expense...................      (65)        (22)         (61)       (685)        (41)       (56)
                                                ------      ------      -------    --------     -------     ------
    Net investment income (loss).............      (46)       (168)        (388)     (6,427)        (65)      (449)
                                                ------      ------      -------    --------     -------     ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    6,232       2,287       12,919     885,026      14,290      2,342
    Cost of investments sold.................    5,976       1,899        9,569     885,026      12,385      2,042
                                                ------      ------      -------    --------     -------     ------
       Realized gains (losses) on fund
        shares...............................      256         388        3,350          --       1,905        300
Realized gain distributions..................       --          --          189          --          --         --
                                                ------      ------      -------    --------     -------     ------
    Net realized gains (losses)..............      256         388        3,539          --       1,905        300
Change in unrealized gains (losses)..........    8,387       1,903        2,985          --       2,651      3,528
                                                ------      ------      -------    --------     -------     ------
    Net realized and change in unrealized
     gains (losses) on investments...........    8,643       2,291        6,524          --       4,556      3,828
                                                ------      ------      -------    --------     -------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $8,597      $2,123      $ 6,136    $ (6,427)    $ 4,491     $3,379
                                                ======      ======      =======    ========     =======     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         --------------------------------------------------------------------------------
                                              ADVANCED       ADVANCED    ADVANCED     ADVANCED     ADVANCED    ADVANCED
                                               SERIES         SERIES      SERIES       SERIES       SERIES      SERIES
                                               TRUST           TRUST       TRUST       TRUST        TRUST        TRUST
                                            SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------------ ----------- ----------- ------------ ------------ -----------
                                                                AST         AST
                                                AST         PARAMETRIC     PIMCO        AST          AST          AST
                                           NEW DISCOVERY     EMERGING     LIMITED      PIMCO     PRESERVATION   QMA US
                                               ASSET          MARKETS    MATURITY   TOTAL RETURN    ASSET       EQUITY
                                         ALLOCATION (T)(AB)   EQUITY       BOND         BOND      ALLOCATION     ALPHA
                                         ------------------ ----------- ----------- ------------ ------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................        $ 64          $  297      $ 1,251     $10,506     $   96,116    $  275
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........         (48)           (276)      (1,184)     (6,516)      (122,158)     (392)
    Administrative expense..............          (5)            (32)        (163)       (602)       (12,905)      (54)
                                                ----          ------      -------     -------     ----------    ------
    Net investment income (loss)........          11             (11)         (96)      3,388        (38,947)     (171)
                                                ----          ------      -------     -------     ----------    ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................         303           8,603        8,670      53,477      1,908,816     1,505
    Cost of investments sold............         305           6,685        9,087      51,254      1,661,218     1,358
                                                ----          ------      -------     -------     ----------    ------
       Realized gains (losses) on
        fund shares.....................          (2)          1,918         (417)      2,223        247,598       147
Realized gain distributions.............          --             408        3,069       4,205        498,214        --
                                                ----          ------      -------     -------     ----------    ------
    Net realized gains (losses).........          (2)          2,326        2,652       6,428        745,812       147
Change in unrealized gains (losses).....         173             674        1,027      18,697         (4,343)    5,011
                                                ----          ------      -------     -------     ----------    ------
    Net realized and change in
     unrealized gains (losses) on
     investments........................         171           3,000        3,679      25,125        741,469     5,158
                                                ----          ------      -------     -------     ----------    ------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................        $182          $2,989      $ 3,583     $28,513     $  702,522    $4,987
                                                ====          ======      =======     =======     ==========    ======

--------
(t)On May 4, 2012, AST American Century Income & Growth merged into AST New Discovery Asset Allocation
(ab)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         ----------------------------------------------------------------------------
                                           ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED      ADVANCED
                                            SERIES      SERIES      SERIES      SERIES       SERIES        SERIES
                                            TRUST        TRUST       TRUST       TRUST        TRUST         TRUST
                                         SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ----------- ----------- ----------- ------------- -------------
                                                          AST
                                             AST       SCHRODERS                               AST           AST
                                          SCHRODERS   MULTI-ASSET     AST         AST     T. ROWE PRICE T. ROWE PRICE
                                            GLOBAL       WORLD     SMALL-CAP   SMALL-CAP      ASSET        EQUITY
                                         TACTICAL (V) STRATEGIES    GROWTH       VALUE     ALLOCATION      INCOME
                                         ------------ ----------- ----------- ----------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 2,065     $ 19,063      $ --       $   156    $   71,689      $  100
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (3,952)     (12,448)      (33)         (397)      (81,140)       (802)
    Administrative expense..............      (541)      (1,314)       (4)          (50)       (8,269)        (78)
                                           -------     --------      ----       -------    ----------      ------
    Net investment income (loss)........    (2,428)       5,301       (37)         (291)      (17,720)       (780)
                                           -------     --------      ----       -------    ----------      ------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    24,212      357,935       327        13,082     1,143,171       1,914
    Cost of investments sold............    20,686      321,234       284         9,661       985,858       1,900
                                           -------     --------      ----       -------    ----------      ------
       Realized gains (losses) on
        fund shares.....................     3,526       36,701        43         3,421       157,313          14
Realized gain distributions.............     2,048           --        --            --        45,454          --
                                           -------     --------      ----       -------    ----------      ------
    Net realized gains (losses).........     5,574       36,701        43         3,421       202,767          14
Change in unrealized gains (losses).....    39,408       27,409       301         1,709       398,400       7,635
                                           -------     --------      ----       -------    ----------      ------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    44,982       64,110       344         5,130       601,167       7,649
                                           -------     --------      ----       -------    ----------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $42,554     $ 69,411      $307       $ 4,839    $  583,447      $6,869
                                           =======     ========      ====       =======    ==========      ======

--------
(v)Previously known as AST CLS Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         -----------------------------------------------------------------------------
                                                                                                            ALLIANCE
                                                                                                            BERNSTEIN
                                           ADVANCED      ADVANCED      ADVANCED     ADVANCED    ADVANCED    VARIABLE
                                            SERIES        SERIES        SERIES       SERIES      SERIES      PRODUCT
                                             TRUST         TRUST         TRUST        TRUST       TRUST    SERIES FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ------------- ------------- ------------- ----------- ----------- -----------
                                                                                       AST
                                                            AST           AST      WELLINGTON      AST
                                              AST      T. ROWE PRICE T. ROWE PRICE MANAGEMENT    WESTERN    ALLIANCE
                                         T. ROWE PRICE   LARGE-CAP      NATURAL      HEDGED    ASSET CORE   BERNSTEIN
                                          GLOBAL BOND     GROWTH       RESOURCES     EQUITY     PLUS BOND  VPS GROWTH
                                         ------------- ------------- ------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 1,464       $   --        $   537      $   330      $ --     $       --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (765)        (427)        (1,497)      (1,616)      (36)      (337,269)
    Administrative expense..............        (98)         (54)          (177)        (173)       (7)       (34,291)
                                            -------       ------        -------      -------      ----     ----------
    Net investment income (loss)........        601         (481)        (1,137)      (1,459)      (43)      (371,560)
                                            -------       ------        -------      -------      ----     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     39,836        5,022          9,133        4,298       569      4,422,310
    Cost of investments sold............     39,494        3,750         11,313        4,031       566      3,515,385
                                            -------       ------        -------      -------      ----     ----------
       Realized gains (losses) on
        fund shares.....................        342        1,272         (2,180)         267         3        906,925
Realized gain distributions.............      1,019           --             --           --        --             --
                                            -------       ------        -------      -------      ----     ----------
    Net realized gains (losses).........      1,361        1,272         (2,180)         267         3        906,925
Change in unrealized gains
 (losses)...............................        817        4,292          5,601       11,167       175      2,022,707
                                            -------       ------        -------      -------      ----     ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................      2,178        5,564          3,421       11,434       178      2,929,632
                                            -------       ------        -------      -------      ----     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $ 2,779       $5,083        $ 2,284      $ 9,975      $135     $2,558,072
                                            =======       ======        =======      =======      ====     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      --------------------------------------------------------------------------------------
                                        ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                        BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY
                                         PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE
                                       SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC.
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------- ----------------
                                        ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                      BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN
                                        GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY
                                         INCOME         VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED
                                      ------------- ------------- ------------- ------------- ------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $   820,230   $   199,413   $    5,446    $   53,310     $ 24,889         $  226
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (953,138)     (219,734)    (276,254)     (280,806)     (21,827)          (150)
    Administrative expense...........      (72,765)      (28,697)     (22,660)      (36,289)      (2,797)           (11)
                                       -----------   -----------   ----------    ----------     --------         ------
    Net investment income
     (loss)..........................     (205,673)      (49,018)    (293,468)     (263,785)         265             65
                                       -----------   -----------   ----------    ----------     --------         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   11,082,347     4,014,245    2,760,603     4,425,508      309,620            848
    Cost of investments sold.........   11,704,623     5,555,384    2,375,843     4,033,233      362,197            807
                                       -----------   -----------   ----------    ----------     --------         ------
       Realized gains (losses)
        on fund shares...............     (622,276)   (1,541,139)     384,760       392,275      (52,577)            41
Realized gain distributions..........           --            --           --       589,679           --             --
                                       -----------   -----------   ----------    ----------     --------         ------
    Net realized gains
     (losses)........................     (622,276)   (1,541,139)     384,760       981,954      (52,577)            41
Change in unrealized gains
 (losses)............................    9,658,628     3,365,049    2,192,621     2,161,593      238,729            950
                                       -----------   -----------   ----------    ----------     --------         ------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    9,036,352     1,823,910    2,577,381     3,143,547      186,152            991
                                       -----------   -----------   ----------    ----------     --------         ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 8,830,679   $ 1,774,892   $2,283,913    $2,879,762     $186,417         $1,056
                                       ===========   ===========   ==========    ==========     ========         ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      -------------------------------------------------------------------------------
                                                         DREYFUS
                                          AMERICAN      SOCIALLY                   DREYFUS     DREYFUS        DWS
                                          CENTURY      RESPONSIBLE                VARIABLE     VARIABLE    VARIABLE
                                          VARIABLE       GROWTH    DREYFUS STOCK INVESTMENT   INVESTMENT  INVESTMENT
                                      PORTFOLIOS, INC. FUND, INC.   INDEX FUND      FUND         FUND      SERIES I
                                        SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                      ---------------- ----------- ------------- ----------- ------------ -----------
                                                         DREYFUS
                                          AMERICAN      SOCIALLY
                                          CENTURY      RESPONSIBLE DREYFUS STOCK VIF GROWTH      VIF          DWS
                                      VP INTERNATIONAL GROWTH FUND  INDEX FUND    & INCOME   MONEY MARKET BOND VIP A
                                      ---------------- ----------- ------------- ----------- ------------ -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................       $ 38         $  121       $ 9,240      $ 1,115     $     --     $14,697
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......        (63)          (185)       (6,013)      (1,101)      (7,217)     (1,411)
    Administrative expense...........         (4)           (14)         (457)         (82)        (555)     (1,048)
                                            ----         ------       -------      -------     --------     -------
    Net investment income
     (loss)..........................        (29)           (78)        2,770          (68)      (7,772)     12,238
                                            ----         ------       -------      -------     --------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............         70            208        57,863       26,566      276,756      35,685
    Cost of investments sold.........         64            190        54,089       26,336      276,756      35,754
                                            ----         ------       -------      -------     --------     -------
       Realized gains (losses)
        on fund shares...............          6             18         3,774          230           --         (69)
Realized gain distributions..........         --             --        22,844           --           --          --
                                            ----         ------       -------      -------     --------     -------
    Net realized gains (losses)......          6             18        26,618          230           --         (69)
Change in unrealized gains
 (losses)............................        844          1,532        31,254       12,853           (1)     11,227
                                            ----         ------       -------      -------     --------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................        850          1,550        57,872       13,083           (1)     11,158
                                            ----         ------       -------      -------     --------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................       $821         $1,472       $60,642      $13,015     $ (7,773)    $23,396
                                            ====         ======       =======      =======     ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         ---------------------------------------------------------------------------
                                             DWS         DWS         DWS          DWS           DWS          DWS
                                          VARIABLE    VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE
                                         INVESTMENT  INVESTMENT  INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                                          SERIES I    SERIES I    SERIES I     SERIES I      SERIES II    SERIES II
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------- ----------- ----------- ------------- ------------- -----------
                                                                     DWS
                                             DWS                   GLOBAL                       DWS          DWS
                                           CAPITAL       DWS      SMALL CAP       DWS      GLOBAL INCOME    MONEY
                                           GROWTH    CORE EQUITY   GROWTH    INTERNATIONAL    BUILDER      MARKET
                                            VIP A     VIP A (I)     VIP A        VIP A     VIP A II (J)   VIP A II
                                         ----------- ----------- ----------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  8,382     $ 4,828    $  6,926     $  6,534      $ 18,962     $     21
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (4,064)     (1,604)     (4,337)      (1,352)       (5,192)        (950)
    Administrative expense..............    (2,892)     (1,136)     (3,013)        (916)       (3,717)        (647)
                                          --------     -------    --------     --------      --------     --------
    Net investment income (loss)........     1,426       2,088        (424)       4,266        10,053       (1,576)
                                          --------     -------    --------     --------      --------     --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................   196,867      91,928     204,457       22,822        90,205      110,524
    Cost of investments sold............   160,965      90,908     198,942       33,463        84,368      110,524
                                          --------     -------    --------     --------      --------     --------
       Realized gains (losses) on
        fund shares.....................    35,902       1,020       5,515      (10,641)        5,837           --
Realized gain distributions.............        --          --      54,104           --            --           --
                                          --------     -------    --------     --------      --------     --------
    Net realized gains (losses).........    35,902       1,020      59,619      (10,641)        5,837           --
Change in unrealized gains (losses).....   106,507      53,091      84,629       61,118       125,117           (1)
                                          --------     -------    --------     --------      --------     --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   142,409      54,111     144,248       50,477       130,954           (1)
                                          --------     -------    --------     --------      --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................  $143,835     $56,199    $143,824     $ 54,743      $141,007     $ (1,577)
                                          ========     =======    ========     ========      ========     ========

--------
(i)Previously known as DWS Growth and Income VIP A
(j)Previously known as DWS Balanced VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      ---------------------------------------------------------------------------------
                                          DWS                     FIDELITY      FIDELITY      FIDELITY      FIDELITY
                                       VARIABLE     FEDERATED     VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                      INVESTMENT    INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                       SERIES II     SERIES     PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                      SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ------------- ------------- ------------- ------------- -------------
                                          DWS
                                         SMALL
                                        MID CAP     FEDERATED
                                        GROWTH        PRIME          VIP           VIP                         VIP
                                       VIP A II   MONEY FUND II  CONTRAFUND   EQUITY-INCOME  VIP GROWTH    HIGH INCOME
                                      ----------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $    --    $       --    $   60,670     $ 23,933      $ 17,312      $ 45,778
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (1,248)     (103,613)      (60,475)     (10,820)      (38,138)      (11,090)
    Administrative expense...........      (872)       (7,904)       (4,854)        (839)       (3,049)         (905)
                                        -------    ----------    ----------     --------      --------      --------
    Net investment income
     (loss)..........................    (2,120)     (111,517)       (4,659)      12,274       (23,875)       33,783
                                        -------    ----------    ----------     --------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    94,577     1,780,684     1,188,335      278,161       590,343       349,781
    Cost of investments sold.........    83,592     1,780,684     1,099,450      291,385       530,764       357,761
                                        -------    ----------    ----------     --------      --------      --------
       Realized gains (losses)
        on fund shares...............    10,985            --        88,885      (13,224)       59,579        (7,980)
Realized gain distributions..........        --            --            --       53,077            --            --
                                        -------    ----------    ----------     --------      --------      --------
    Net realized gains
     (losses)........................    10,985            --        88,885       39,853        59,579        (7,980)
Change in unrealized gains
 (losses)............................    34,589            --       605,582       71,357       340,945        84,727
                                        -------    ----------    ----------     --------      --------      --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    45,574            --       694,467      111,210       400,524        76,747
                                        -------    ----------    ----------     --------      --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $43,454    $ (111,517)   $  689,808     $123,484      $376,649      $110,530
                                        =======    ==========    ==========     ========      ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                                -----------------------------------------------------------------------------------------------
                                                                              FIDELITY          FIDELITY          FIDELITY
                                  FIDELITY      FIDELITY      FIDELITY        VARIABLE          VARIABLE          VARIABLE
                                  VARIABLE      VARIABLE      VARIABLE        INSURANCE         INSURANCE         INSURANCE
                                  INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                ------------- ------------- ------------- ----------------- ----------------- -----------------
                                                   VIP                        VIP ASSET                              VIP
                                               INVESTMENT        VIP       MANAGER GROWTH    VIP CONTRAFUND     EQUITY-INCOME
                                VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                ------------- ------------- ------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $ 79,081      $ 31,283      $ 17,841         $  616          $   592,369        $ 18,842
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (50,677)      (16,934)      (11,649)          (702)            (811,820)        (10,123)
    Administrative
     expense...................     (4,064)       (1,446)         (958)           (55)            (110,052)           (694)
                                  --------      --------      --------         ------          -----------        --------
    Net investment income
     (loss)....................     24,340        12,903         5,234           (141)            (329,503)          8,025
                                  --------      --------      --------         ------          -----------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    889,783       310,951       236,353            759           17,394,665         138,031
    Cost of investments
     sold......................    777,649       296,032       266,949            588           18,335,496         146,914
                                  --------      --------      --------         ------          -----------        --------
       Realized gains
        (losses) on fund
        shares.................    112,134        14,919       (30,596)           171             (940,831)         (8,883)
Realized gain
 distributions.................     53,542        37,109         3,070            203                   --          43,349
                                  --------      --------      --------         ------          -----------        --------
    Net realized gains
     (losses)..................    165,676        52,028       (27,526)           374             (940,831)         34,466
Change in unrealized gains
 (losses)......................    367,424           593       191,337          6,429            9,219,358          56,491
                                  --------      --------      --------         ------          -----------        --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    533,100        52,621       163,811          6,803            8,278,527          90,957
                                  --------      --------      --------         ------          -----------        --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $557,440      $ 65,524      $169,045         $6,662          $ 7,949,024        $ 98,982
                                  ========      ========      ========         ======          ===========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                             ------------------------------------------------------------------------------------------
                                 FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                 VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                 INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                               PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                             (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                             ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                      VIP FREEDOM
                                VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                              2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO        VIP GROWTH
                             (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $  132,866        $  101,489         $ 45,624         $   29,608          $   417
Charges from Allstate Life
 Insurance Company:
    Mortality and
     expense risk...........      (120,113)          (85,044)         (32,311)           (40,492)          (1,901)
    Administrative
     expense................       (15,794)          (11,313)          (4,518)            (5,581)            (130)
                                ----------        ----------         --------         ----------          -------
    Net investment
     income (loss)..........        (3,041)            5,132            8,795            (16,465)          (1,614)
                                ----------        ----------         --------         ----------          -------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     2,491,757         1,731,816          474,546          1,113,228           20,608
    Cost of investments
     sold...................     2,378,934         1,633,399          450,793          1,077,747           15,835
                                ----------        ----------         --------         ----------          -------
       Realized gains
        (losses) on
        fund shares.........       112,823            98,417           23,753             35,481            4,773
Realized gain
 distributions..............       117,588            69,705           21,122             37,365               --
                                ----------        ----------         --------         ----------          -------
    Net realized gains
     (losses)...............       230,411           168,122           44,875             72,846            4,773
Change in unrealized gains
 (losses)...................       545,104           463,264          244,633             78,045           11,632
                                ----------        ----------         --------         ----------          -------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............       775,515           631,386          289,508            150,891           16,405
                                ----------        ----------         --------         ----------          -------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................    $  772,474        $  636,518         $298,303         $  134,426          $14,791
                                ==========        ==========         ========         ==========          =======

                             -----------------
                                 FIDELITY
                                 VARIABLE
                                 INSURANCE
                               PRODUCTS FUND
                             (SERVICE CLASS 2)
                                SUB-ACCOUNT
                             -----------------

                                VIP GROWTH
                                 & INCOME
                             (SERVICE CLASS 2)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $  228,139
Charges from Allstate Life
 Insurance Company:
    Mortality and
     expense risk...........      (167,157)
    Administrative
     expense................       (22,503)
                                ----------
    Net investment
     income (loss)..........        38,479
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     2,093,833
    Cost of investments
     sold...................     1,929,541
                                ----------
       Realized gains
        (losses) on
        fund shares.........       164,292
Realized gain
 distributions..............         5,487
                                ----------
    Net realized gains
     (losses)...............       169,779
Change in unrealized gains
 (losses)...................     1,568,381
                                ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............     1,738,160
                                ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................    $1,776,639
                                ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                 ------------------------------------------------------------------------------------------
                                     FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                     VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                     INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                   PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                 (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                 ----------------- ----------------- ----------------- ----------------- -----------------
                                        VIP            VIP HIGH                         VIP INVESTMENT
                                   GROWTH STOCK         INCOME         VIP INDEX 500      GRADE BOND        VIP MIDCAP
                                 (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                 ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................     $  7,059         $  324,877        $  124,178           $ 33           $   56,423
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.......................      (19,767)           (90,042)          (95,448)           (22)            (218,087)
    Administrative
     expense....................       (2,536)           (11,542)          (12,717)            (1)             (29,798)
                                     --------         ----------        ----------           ----           ----------
    Net investment income
     (loss).....................      (15,244)           223,293            16,013             10             (191,462)
                                     --------         ----------        ----------           ----           ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........      859,957          1,706,947         2,053,297             27            3,859,596
    Cost of investments
     sold.......................      746,099          1,689,936         1,905,232             26            3,741,130
                                     --------         ----------        ----------           ----           ----------
       Realized gains
        (losses) on fund
        shares..................      113,858             17,011           148,065              1              118,466
Realized gain distributions.....           --                 --            89,030             41            1,158,574
                                     --------         ----------        ----------           ----           ----------
    Net realized gains
     (losses)...................      113,858             17,011           237,095             42            1,277,040
Change in unrealized gains
 (losses).......................      113,991            483,883           634,984              6              833,615
                                     --------         ----------        ----------           ----           ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments................      227,849            500,894           872,079             48            2,110,655
                                     --------         ----------        ----------           ----           ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................     $212,605         $  724,187        $  888,092           $ 58           $1,919,193
                                     ========         ==========        ==========           ====           ==========

                                 -----------------
                                     FIDELITY
                                     VARIABLE
                                     INSURANCE
                                   PRODUCTS FUND
                                 (SERVICE CLASS 2)
                                    SUB-ACCOUNT
                                 -----------------
                                     VIP MONEY
                                      MARKET
                                 (SERVICE CLASS 2)
                                 -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................    $    1,445
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.......................      (212,253)
    Administrative
     expense....................       (25,784)
                                    ----------
    Net investment income
     (loss).....................      (236,592)
                                    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........     8,107,565
    Cost of investments
     sold.......................     8,107,565
                                    ----------
       Realized gains
        (losses) on fund
        shares..................            --
Realized gain distributions.....            --
                                    ----------
    Net realized gains
     (losses)...................            --
Change in unrealized gains
 (losses).......................            --
                                    ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments................            --
                                    ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................    $ (236,592)
                                    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                                -----------------------------------------------------------------------------------------------
                                    FIDELITY         FRANKLIN       FRANKLIN        FRANKLIN         FRANKLIN       FRANKLIN
                                    VARIABLE        TEMPLETON      TEMPLETON        TEMPLETON       TEMPLETON      TEMPLETON
                                    INSURANCE        VARIABLE       VARIABLE        VARIABLE         VARIABLE       VARIABLE
                                  PRODUCTS FUND     INSURANCE      INSURANCE        INSURANCE       INSURANCE      INSURANCE
                                (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST   PRODUCTS TRUST PRODUCTS TRUST
                                   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                ----------------- -------------- -------------- ----------------- -------------- --------------
                                                     FRANKLIN       FRANKLIN                                        FRANKLIN
                                                     FLEX CAP      GROWTH AND                        FRANKLIN      LARGE CAP
                                  VIP OVERSEAS        GROWTH         INCOME       FRANKLIN HIGH       INCOME         GROWTH
                                (SERVICE CLASS 2)   SECURITIES     SECURITIES   INCOME SECURITIES   SECURITIES     SECURITIES
                                ----------------- -------------- -------------- ----------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................      $   540        $       --     $  976,820      $  777,903      $10,253,797     $  311,629
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................         (523)          (43,546)      (479,130)       (169,488)      (2,225,459)      (523,830)
    Administrative
     expense...................          (32)           (5,705)       (64,893)        (15,916)        (271,943)       (73,046)
                                     -------        ----------     ----------      ----------      -----------     ----------
    Net investment income
     (loss)....................          (15)          (49,251)       432,797         592,499        7,756,395       (285,247)
                                     -------        ----------     ----------      ----------      -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........        5,809         1,090,417      8,418,199       2,853,286       38,559,262      9,819,958
    Cost of investments
     sold......................        7,298           870,969      9,156,553       2,670,845       39,944,908      9,223,437
                                     -------        ----------     ----------      ----------      -----------     ----------
       Realized gains
        (losses) on fund
        shares.................       (1,489)          219,448       (738,354)        182,441       (1,385,646)       596,521
Realized gain
 distributions.................          107                --             --              --               --             --
                                     -------        ----------     ----------      ----------      -----------     ----------
    Net realized gains
     (losses)..................       (1,382)          219,448       (738,354)        182,441       (1,385,646)       596,521
Change in unrealized gains
 (losses)......................        7,014            99,281      3,731,498         649,588        9,949,306      3,773,756
                                     -------        ----------     ----------      ----------      -----------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............        5,632           318,729      2,993,144         832,029        8,563,660      4,370,277
                                     -------        ----------     ----------      ----------      -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................      $ 5,617        $  269,478     $3,425,941      $1,424,528      $16,320,055     $4,085,030
                                     =======        ==========     ==========      ==========      ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                   ---------------------------------------------------------------------------------------------
                                      FRANKLIN       FRANKLIN         FRANKLIN         FRANKLIN       FRANKLIN       FRANKLIN
                                     TEMPLETON      TEMPLETON        TEMPLETON        TEMPLETON      TEMPLETON      TEMPLETON
                                      VARIABLE       VARIABLE         VARIABLE         VARIABLE       VARIABLE       VARIABLE
                                     INSURANCE      INSURANCE        INSURANCE        INSURANCE      INSURANCE      INSURANCE
                                   PRODUCTS TRUST PRODUCTS TRUST   PRODUCTS TRUST   PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                   -------------- -------------- ------------------ -------------- -------------- --------------
                                                                      FRANKLIN
                                      FRANKLIN       FRANKLIN        TEMPLETON
                                     SMALL CAP    SMALL-MID CAP     VIP FOUNDING    FRANKLIN U.S.  MUTUAL GLOBAL
                                       VALUE          GROWTH           FUNDS          GOVERNMENT     DISCOVERY    MUTUAL SHARES
                                     SECURITIES     SECURITIES   ALLOCATION (U)(AD)   SECURITIES     SECURITIES     SECURITIES
                                   -------------- -------------- ------------------ -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $  261,205      $     --        $   76,882       $  795,532     $  441,709    $ 1,647,301
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................     (471,583)      (24,111)          (24,518)        (418,882)      (244,404)    (1,175,854)
    Administrative expense........      (60,876)       (2,963)           (2,889)         (56,776)       (33,985)      (145,549)
                                     ----------      --------        ----------       ----------     ----------    -----------
    Net investment income
     (loss).......................     (271,254)      (27,074)           49,475          319,874        163,320        325,898
                                     ----------      --------        ----------       ----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    8,403,680       267,750         2,621,118        8,858,064      5,408,543     18,892,861
    Cost of investments
     sold.........................    7,337,017       201,694         2,150,322        8,516,248      5,441,882     19,188,986
                                     ----------      --------        ----------       ----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares....................    1,066,663        66,056           470,796          341,816        (33,339)      (296,125)
Realized gain distributions.......           --       116,571                --               --        891,692             --
                                     ----------      --------        ----------       ----------     ----------    -----------
    Net realized gains
     (losses).....................    1,066,663       182,627           470,796          341,816        858,353       (296,125)
Change in unrealized gains
 (losses).........................    4,295,839       (10,925)         (237,804)        (559,317)       958,063      9,750,958
                                     ----------      --------        ----------       ----------     ----------    -----------
    Net realized and change in
     unrealized gains (losses)
     on investments...............    5,362,502       171,702           232,992         (217,501)     1,816,416      9,454,833
                                     ----------      --------        ----------       ----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................   $5,091,248      $144,628        $  282,467       $  102,373     $1,979,736    $ 9,780,731
                                     ==========      ========        ==========       ==========     ==========    ===========

--------
(u)On September 21, 2012, Franklin Templeton VIP Founding Funds Allocation merged into AST Franklin Templeton Founding Funds Allocation
(ad)For the period beginning January 1, 2012 and ended September 21, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                   ---------------------------------------------------------------------------------------
                                      FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                     TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS
                                      VARIABLE       VARIABLE       VARIABLE       VARIABLE      VARIABLE      VARIABLE
                                     INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE     INSURANCE
                                   PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST     TRUST         TRUST
                                    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                   -------------- -------------- -------------- -------------- ------------- -------------
                                     TEMPLETON                     TEMPLETON
                                     DEVELOPING     TEMPLETON        GLOBAL       TEMPLETON         VIT
                                      MARKETS        FOREIGN          BOND          GROWTH       LARGE CAP        VIT
                                     SECURITIES     SECURITIES     SECURITIES     SECURITIES       VALUE     MID CAP VALUE
                                   -------------- -------------- -------------- -------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $  273,634    $ 2,753,390      $128,937       $ 21,333     $   56,757    $   44,404
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................     (283,911)    (1,319,046)      (28,037)       (13,490)       (64,040)      (59,283)
    Administrative expense........      (38,127)      (159,990)       (3,245)        (1,026)        (8,254)       (7,930)
                                     ----------    -----------      --------       --------     ----------    ----------
    Net investment income
     (loss).......................      (48,404)     1,274,354        97,655          6,817        (15,537)      (22,809)
                                     ----------    -----------      --------       --------     ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    5,961,705     22,491,104       697,756        241,910      1,081,313     1,180,871
    Cost of investments
     sold.........................    5,987,917     24,643,504       595,060        268,559      1,124,326     1,237,880
                                     ----------    -----------      --------       --------     ----------    ----------
       Realized gains
        (losses) on fund
        shares....................      (26,212)    (2,152,400)      102,696        (26,649)       (43,013)      (57,009)
Realized gain distributions.......           --             --         3,237             --        100,274            --
                                     ----------    -----------      --------       --------     ----------    ----------
    Net realized gains
     (losses).....................      (26,212)    (2,152,400)      105,933        (26,649)        57,261       (57,009)
Change in unrealized gains
 (losses).........................    2,283,133     14,940,606        64,934        196,000        648,798       716,356
                                     ----------    -----------      --------       --------     ----------    ----------
    Net realized and change in
     unrealized gains (losses)
     on investments...............    2,256,921     12,788,206       170,867        169,351        706,059       659,347
                                     ----------    -----------      --------       --------     ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................   $2,208,517    $14,062,560      $268,522       $176,168     $  690,522    $  636,538
                                     ==========    ===========      ========       ========     ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                ----------------------------------------------------------------------------------------------
                                GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE          INVESCO            INVESCO
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE       INVESTMENT          INVESTMENT
                                    TRUST         TRUST         TRUST         TRUST          SERVICES            SERVICES
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------------- ------------------
                                                   VIT           VIT
                                     VIT        STRATEGIC    STRUCTURED        VIT         INVESCO V.I.        INVESCO V.I.
                                  STRATEGIC   INTERNATIONAL   SMALL CAP    STRUCTURED         CAPITAL            CAPITAL
                                   GROWTH        EQUITY        EQUITY      U.S. EQUITY  APPRECIATION (N)(X) DEVELOPMENT (P)(X)
                                ------------- ------------- ------------- ------------- ------------------- ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  110         $ 53       $   99,107    $  110,100       $        --         $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (194)         (37)        (130,678)      (95,508)         (261,454)           (32,919)
    Administrative
     expense...................       (15)          (3)         (17,067)      (12,473)          (19,298)            (2,535)
                                   ------         ----       ----------    ----------       -----------         ----------
    Net investment income
     (loss)....................       (99)          13          (48,638)        2,119          (280,752)           (35,454)
                                   ------         ----       ----------    ----------       -----------         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     2,990           46        2,142,530     1,558,766        63,572,660          8,312,083
    Cost of investments
     sold......................     2,671           45        2,216,506     1,557,767        63,715,265          7,317,441
                                   ------         ----       ----------    ----------       -----------         ----------
       Realized gains
        (losses) on fund
        shares.................       319            1          (73,976)          999          (142,605)           994,642
Realized gain
 distributions.................        --           --               --            --                --                 --
                                   ------         ----       ----------    ----------       -----------         ----------
    Net realized gains
     (losses)..................       319            1          (73,976)          999          (142,605)           994,642
Change in unrealized gains
 (losses)......................     2,543          408        1,104,546       786,993         8,514,074              3,884
                                   ------         ----       ----------    ----------       -----------         ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     2,862          409        1,030,570       787,992         8,371,469            998,526
                                   ------         ----       ----------    ----------       -----------         ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $2,763         $422       $  981,932    $  790,111       $ 8,090,717         $  963,072
                                   ======         ====       ==========    ==========       ===========         ==========

--------
(n)On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. Capital Growth
(p)On April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth
(x)For the period beginning January 1, 2012 and ended April 27, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                              -----------------------------------------------------------------------------
                                                INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                               INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                                SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                              SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                              ------------ ------------ ------------ ------------ ------------ ------------
                                              INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                                  CORE     DIVERSIFIED  DIVERSIFIED  GLOBAL CORE   GOVERNMENT  INVESCO V.I.
                                                 EQUITY    DIVIDEND (C)    INCOME     EQUITY (G)   SECURITIES   HIGH YIELD
                                              ------------ ------------ ------------ ------------ ------------ ------------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $   802,850  $ 2,843,591   $  464,057  $   933,530   $  394,706   $  307,126
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............  (1,121,833)  (1,866,830)    (131,549)    (499,155)    (164,809)     (80,317)
    Administrative expense...................     (84,346)    (136,752)      (9,984)     (37,023)     (12,708)      (6,233)
                                              -----------  -----------   ----------  -----------   ----------   ----------
    Net investment income (loss).............    (403,329)     840,009      322,524      397,352      217,189      220,576
                                              -----------  -----------   ----------  -----------   ----------   ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  13,982,898   24,024,979    1,643,870    7,186,684    2,789,999    1,124,669
    Cost of investments sold.................  11,784,734   19,071,461    1,893,586    8,333,645    2,698,586    1,165,553
                                              -----------  -----------   ----------  -----------   ----------   ----------
       Realized gains (losses) on fund
        shares...............................   2,198,164    4,953,518     (249,716)  (1,146,961)      91,413      (40,884)
Realized gain distributions..................          --           --           --           --           --           --
                                              -----------  -----------   ----------  -----------   ----------   ----------
    Net realized gains (losses)..............   2,198,164    4,953,518     (249,716)  (1,146,961)      91,413      (40,884)
Change in unrealized gains (losses)..........   7,963,976   16,658,341      795,197    5,058,350     (177,218)     719,731
                                              -----------  -----------   ----------  -----------   ----------   ----------
    Net realized and change in unrealized
     gains (losses) on investments...........  10,162,140   21,611,859      545,481    3,911,389      (85,805)     678,847
                                              -----------  -----------   ----------  -----------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $ 9,758,811  $22,451,868   $  868,005  $ 4,308,741   $  131,384   $  899,423
                                              ===========  ===========   ==========  ===========   ==========   ==========

--------
(c)Previously known as Invesco V.I. Dividend Growth
(g)Previously known as Invesco Van Kampen V.I. Global Value Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                              ------------------------------------------------------------------------------
                                                INVESCO       INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                               INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                                SERVICES     SERVICES      SERVICES     SERVICES     SERVICES     SERVICES
                                              SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                              ------------ ------------- ------------ ------------ ------------ ------------
                                              INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                               HIGH YIELD  INTERNATIONAL   MID CAP       MONEY       S&P 500    INVESCO V.I.
                                               SECURITIES     GROWTH     CORE EQUITY     MARKET       INDEX      TECHNOLOGY
                                              ------------ ------------- ------------ ------------ ------------ ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  966,082   $  317,633    $    7,142   $    3,122   $  619,660    $     --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk...............    (174,012)    (290,597)     (156,088)    (150,453)    (425,913)    (32,826)
    Administrative expense...................     (12,325)     (22,248)      (11,447)     (11,758)     (31,077)     (2,485)
                                               ----------   ----------    ----------   ----------   ----------    --------
    Net investment income (loss).............     779,745        4,788      (160,393)    (159,089)     162,670     (35,311)
                                               ----------   ----------    ----------   ----------   ----------    --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   2,430,213    3,887,557     2,457,051    5,620,810    5,973,166     452,164
    Cost of investments sold.................   3,023,465    2,965,816     2,285,727    5,620,810    4,977,228     334,956
                                               ----------   ----------    ----------   ----------   ----------    --------
       Realized gains (losses) on fund
        shares...............................    (593,252)     921,741       171,324           --      995,938     117,208
Realized gain distributions..................          --           --        92,841           --           --          --
                                               ----------   ----------    ----------   ----------   ----------    --------
    Net realized gains (losses)..............    (593,252)     921,741       264,165           --      995,938     117,208
Change in unrealized gains (losses)..........   1,910,721    1,954,425       922,937           --    2,899,131     156,144
                                               ----------   ----------    ----------   ----------   ----------    --------
    Net realized and change in unrealized
     gains (losses) on investments...........   1,317,469    2,876,166     1,187,102           --    3,895,069     273,352
                                               ----------   ----------    ----------   ----------   ----------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $2,097,214   $2,880,954    $1,026,709   $ (159,089)  $4,057,739    $238,041
                                               ==========   ==========    ==========   ==========   ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                --------------------------------------------------------------------------------------
                                  INVESCO         INVESCO         INVESCO       INVESCO      INVESCO       INVESCO
                                 INVESTMENT     INVESTMENT      INVESTMENT    INVESTMENT   INVESTMENT    INVESTMENT
                                  SERVICES       SERVICES        SERVICES      SERVICES     SERVICES      SERVICES
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                ------------ ----------------- ------------- ------------- ----------- ---------------
                                                  INVESCO         INVESCO                    INVESCO       INVESCO
                                                VAN KAMPEN      VAN KAMPEN      INVESCO    VAN KAMPEN  VAN KAMPEN V.I.
                                INVESCO V.I.   V.I. AMERICAN   V.I. AMERICAN  VAN KAMPEN   V.I. EQUITY     MID CAP
                                 UTILITIES   FRANCHISE (E)(AA)   VALUE (L)   V.I. COMSTOCK AND INCOME    GROWTH (P)
                                ------------ ----------------- ------------- ------------- ----------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $  198,230     $        --     $   325,048   $  507,389   $  488,436    $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (83,511)       (884,987)       (744,441)    (415,762)    (352,402)      (62,320)
    Administrative
     expense...................      (6,386)        (63,973)        (53,693)     (30,270)     (26,365)       (4,767)
                                 ----------     -----------     -----------   ----------   ----------    ----------
    Net investment income
     (loss)....................     108,333        (948,960)       (473,086)      61,357      109,669       (67,087)
                                 ----------     -----------     -----------   ----------   ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   1,087,805      13,311,617      10,899,170    6,706,958    5,328,568     6,024,263
    Cost of investments
     sold......................   1,025,913      13,456,222      10,599,286    6,353,771    5,396,584     6,165,217
                                 ----------     -----------     -----------   ----------   ----------    ----------
       Realized gains
        (losses) on fund
        shares.................      61,892        (144,605)        299,884      353,187      (68,016)     (140,954)
Realized gain distributions....     226,303              --              --           --           --         2,197
                                 ----------     -----------     -----------   ----------   ----------    ----------
    Net realized gains
     (losses)..................     288,195        (144,605)        299,884      353,187      (68,016)     (138,757)
Change in unrealized gains
 (losses)......................    (261,455)      2,078,582       7,025,532    4,529,280    2,754,763      (102,068)
                                 ----------     -----------     -----------   ----------   ----------    ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      26,740       1,933,977       7,325,416    4,882,467    2,686,747      (240,825)
                                 ----------     -----------     -----------   ----------   ----------    ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $  135,073     $   985,017     $ 6,852,330   $4,943,824   $2,796,416    $ (307,912)
                                 ==========     ===========     ===========   ==========   ==========    ==========

--------
(e)Previously known as Invesco Van Kampen V.I. Capital Growth
(l)Previously known as Invesco Van Kampen V.I. Mid Cap Value
(p)On April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth
(aa)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                 --------------------------------------------------------------------------------------------
                                                          INVESCO                INVESCO          INVESCO        INVESCO
                                      INVESCO            INVESTMENT            INVESTMENT        INVESTMENT    INVESTMENT
                                    INVESTMENT            SERVICES              SERVICES          SERVICES      SERVICES
                                     SERVICES           (SERIES II)            (SERIES II)      (SERIES II)    (SERIES II)
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                 ----------------- ---------------------- --------------------- ------------ ---------------
                                      INVESCO
                                  VAN KAMPEN V.I.       INVESCO V.I.          INVESCO V.I.      INVESCO V.I.  INVESCO V.I.
                                       VALUE              CAPITAL                CAPITAL            CORE       DIVERSIFIED
                                 OPPORTUNITIES (A) APPRECIATION II (O)(X) DEVELOPMENT II (Q)(X)  EQUITY II   DIVIDEND II (D)
                                 ----------------- ---------------------- --------------------- ------------ ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................    $  101,321           $       --             $     --          $ 16,999     $  679,949
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.......................       (90,723)             (10,084)              (1,971)          (32,843)      (613,939)
    Administrative
     expense....................        (6,957)              (1,125)                (128)           (3,580)       (52,536)
                                    ----------           ----------             --------          --------     ----------
    Net investment income
     (loss).....................         3,641              (11,209)              (2,099)          (19,424)        13,474
                                    ----------           ----------             --------          --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........     1,635,644            2,263,881              420,383           702,062      8,567,169
    Cost of investments
     sold.......................     1,934,237            1,988,661              416,140           595,196      7,495,354
                                    ----------           ----------             --------          --------     ----------
       Realized gains
        (losses) on fund
        shares..................      (298,593)             275,220                4,243           106,866      1,071,815
Realized gain distributions.....            --                   --                   --                --             --
                                    ----------           ----------             --------          --------     ----------
    Net realized gains
     (losses)...................      (298,593)             275,220                4,243           106,866      1,071,815
Change in unrealized gains
 (losses).......................     1,330,164               21,605               46,193           160,682      4,789,054
                                    ----------           ----------             --------          --------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments................     1,031,571              296,825               50,436           267,548      5,860,869
                                    ----------           ----------             --------          --------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................    $1,035,212           $  285,616             $ 48,337          $248,124     $5,874,343
                                    ==========           ==========             ========          ========     ==========

                                 ------------
                                   INVESCO
                                  INVESTMENT
                                   SERVICES
                                 (SERIES II)
                                 SUB-ACCOUNT
                                 ------------

                                 INVESCO V.I.
                                 DIVERSIFIED
                                  INCOME II
                                 ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................   $11,698
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.......................    (3,815)
    Administrative
     expense....................      (252)
                                   -------
    Net investment income
     (loss).....................     7,631
                                   -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........    29,640
    Cost of investments
     sold.......................    34,150
                                   -------
       Realized gains
        (losses) on fund
        shares..................    (4,510)
Realized gain distributions.....        --
                                   -------
    Net realized gains
     (losses)...................    (4,510)
Change in unrealized gains
 (losses).......................    17,473
                                   -------
    Net realized and change
     in unrealized gains
     (losses) on
     investments................    12,963
                                   -------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................   $20,594
                                   =======

--------
(a)Previously known as Invesco V.I. Basic Value
(d)Previously known as Invesco V.I. Dividend Growth II
(o)On April 27, 2012, Invesco V.I. Capital Appreciation II merged into Invesco Van Kampen V.I. Capital Growth II
(q)On April 27, 2012, Invesco V.I. Capital Development II merged into Invesco Van Kampen V.I. Mid Cap Growth II
(x)For the period beginning January 1, 2012 and ended April 27, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         ------------------------------------------------------------------------------------
                                            INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                          INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT     INVESTMENT
                                           SERVICES      SERVICES      SERVICES      SERVICES      SERVICES       SERVICES
                                          (SERIES II)   (SERIES II)   (SERIES II)   (SERIES II)   (SERIES II)   (SERIES II)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- ------------- --------------
                                         INVESCO V.I.  INVESCO V.I.                INVESCO V.I.  INVESCO V.I.   INVESCO V.I.
                                          GLOBAL CORE   GOVERNMENT   INVESCO V.I.   HIGH YIELD   INTERNATIONAL    MID CAP
                                         EQUITY II (H) SECURITIES II HIGH YIELD II SECURITIES II   GROWTH II   CORE EQUITY II
                                         ------------- ------------- ------------- ------------- ------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  479,651     $ 13,722       $18,919     $  757,264     $ 55,946      $       --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (325,505)      (7,657)       (5,681)      (180,661)     (62,771)        (40,311)
    Administrative expense..............     (29,092)        (498)         (406)       (16,189)      (7,987)         (4,477)
                                          ----------     --------       -------     ----------     --------      ----------
    Net investment income (loss)........     125,054        5,567        12,832        560,414      (14,812)        (44,788)
                                          ----------     --------       -------     ----------     --------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................   3,558,958      129,062        81,485      2,716,992      797,881       1,031,194
    Cost of investments sold............   4,050,392      126,353        77,757      2,675,902      778,712         975,631
                                          ----------     --------       -------     ----------     --------      ----------
       Realized gains (losses) on
        fund shares.....................    (491,434)       2,709         3,728         41,090       19,169          55,563
Realized gain distributions.............          --           --            --             --           --          20,198
                                          ----------     --------       -------     ----------     --------      ----------
    Net realized gains (losses).........    (491,434)       2,709         3,728         41,090       19,169          75,761
Change in unrealized gains (losses).....   2,620,217       (5,412)       41,418      1,109,787      564,473         216,142
                                          ----------     --------       -------     ----------     --------      ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   2,128,783       (2,703)       45,146      1,150,877      583,642         291,903
                                          ----------     --------       -------     ----------     --------      ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $2,253,837     $  2,864       $57,978     $1,711,291     $568,830      $  247,115
                                          ==========     ========       =======     ==========     ========      ==========

--------
(h)Previously known as Invesco Van Kampen V.I. Global Value Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                -----------------------------------------------------------------------------------------
                                  INVESCO      INVESCO       INVESCO      INVESCO          INVESCO            INVESCO
                                 INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT       INVESTMENT        INVESTMENT
                                  SERVICES     SERVICES     SERVICES      SERVICES         SERVICES          SERVICES
                                (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)      (SERIES II)        (SERIES II)
                                SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                ------------ ------------ ------------- ------------ -------------------- ---------------
                                                                                           INVESCO            INVESCO
                                INVESCO V.I. INVESCO V.I.                              VAN KAMPEN V.I.    VAN KAMPEN V.I.
                                   MONEY       S&P 500    INVESCO V.I.  INVESCO V.I.       AMERICAN          AMERICAN
                                 MARKET II     INDEX II   TECHNOLOGY II UTILITIES II FRANCHISE II (F)(AA)  VALUE II (M)
                                ------------ ------------ ------------- ------------ -------------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $    232   $ 1,087,089     $   --       $  6,503        $       --        $  217,924
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (12,147)     (978,173)      (434)        (4,279)         (450,047)         (530,564)
    Administrative
     expense...................       (865)      (91,860)       (29)          (314)          (45,320)          (68,932)
                                  --------   -----------     ------       --------        ----------        ----------
    Net investment income
     (loss)....................    (12,780)       17,056       (463)         1,910          (495,367)         (381,572)
                                  --------   -----------     ------       --------        ----------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    225,267    15,039,756      4,028        185,473         6,832,900         9,243,248
    Cost of investments
     sold......................    225,267    12,313,469      3,017        179,446         5,096,563         9,247,402
                                  --------   -----------     ------       --------        ----------        ----------
       Realized gains
        (losses) on fund
        shares.................         --     2,726,287      1,011          6,027         1,736,337            (4,154)
Realized gain distributions....         --            --         --          8,136                --                --
                                  --------   -----------     ------       --------        ----------        ----------
    Net realized gains
     (losses)..................         --     2,726,287      1,011         14,163         1,736,337            (4,154)
Change in unrealized gains
 (losses)......................         --     5,237,443      1,892         (7,307)        1,840,199         5,550,705
                                  --------   -----------     ------       --------        ----------        ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............         --     7,963,730      2,903          6,856         3,576,536         5,546,551
                                  --------   -----------     ------       --------        ----------        ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(12,780)  $ 7,980,786     $2,440       $  8,766        $3,081,169        $5,164,979
                                  ========   ===========     ======       ========        ==========        ==========

--------
(f)Previously known as Invesco Van Kampen V.I. Capital Growth II
(m)Previously known as Invesco Van Kampen V.I. Mid Cap Value II
(aa)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                -------------------------------------------------------------------------------------------------
                                    INVESCO         INVESCO         INVESCO         INVESCO           INVESCO
                                  INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT         INVESTMENT
                                   SERVICES        SERVICES        SERVICES        SERVICES           SERVICES          JANUS
                                  (SERIES II)     (SERIES II)     (SERIES II)     (SERIES II)       (SERIES II)      ASPEN SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                --------------- --------------- --------------- --------------- -------------------- ------------
                                                    INVESCO         INVESCO         INVESCO           INVESCO
                                    INVESCO     VAN KAMPEN V.I. VAN KAMPEN V.I. VAN KAMPEN V.I.   VAN KAMPEN V.I.
                                VAN KAMPEN V.I.   EQUITY AND      GROWTH AND        MID CAP            VALUE            FORTY
                                  COMSTOCK II      INCOME II       INCOME II     GROWTH II (Q)  OPPORTUNITIES II (B)  PORTFOLIO
                                --------------- --------------- --------------- --------------- -------------------- ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $ 1,719,230     $   747,129     $   822,632     $       --         $   71,595         $   56
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (1,825,935)       (645,617)       (959,970)      (156,199)           (93,080)          (109)
    Administrative
     expense...................      (194,088)        (76,913)       (126,394)       (15,700)           (11,149)            (8)
                                  -----------     -----------     -----------     ----------         ----------         ------
    Net investment income
     (loss)....................      (300,793)         24,599        (263,732)      (171,899)           (32,634)           (61)
                                  -----------     -----------     -----------     ----------         ----------         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    30,249,366      13,745,225      16,372,988      3,267,702          1,571,732            258
    Cost of investments
     sold......................    28,588,754      12,801,868      15,000,161      3,398,362          1,809,463            146
                                  -----------     -----------     -----------     ----------         ----------         ------
       Realized gains
        (losses) on fund
        shares.................     1,660,612         943,357       1,372,827       (130,660)          (237,731)           112
Realized gain
 distributions.................            --              --              --        516,179                 --             --
                                  -----------     -----------     -----------     ----------         ----------         ------
    Net realized gains
     (losses)..................     1,660,612         943,357       1,372,827        385,519           (237,731)           112
Change in unrealized gains
 (losses)......................    17,529,439       3,563,631       6,820,475        730,694          1,193,669          1,442
                                  -----------     -----------     -----------     ----------         ----------         ------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    19,190,051       4,506,988       8,193,302      1,116,213            955,938          1,554
                                  -----------     -----------     -----------     ----------         ----------         ------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS....................   $18,889,258     $ 4,531,587     $ 7,929,570     $  944,314         $  923,304         $1,493
                                  ===========     ===========     ===========     ==========         ==========         ======

--------
(b)Previously known as Invesco V.I. Basic Value II
(q)On April 27, 2012, Invesco V.I. Capital Development II merged into Invesco Van Kampen V.I. Mid Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      -----------------------------------------------------------------------------------
                                                    LEGG MASON
                                         LAZARD      PARTNERS       LEGG MASON
                                       RETIREMENT    VARIABLE    PARTNERS VARIABLE  LORD ABBETT   LORD ABBETT LORD ABBETT
                                      SERIES, INC. INCOME TRUST  PORTFOLIOS I, INC  SERIES FUND   SERIES FUND SERIES FUND
                                      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                      ------------ ------------- ----------------- -------------- ----------- -----------
                                                    LEGG MASON
                                                    CLEARBRIDGE     LEGG MASON
                                                     VARIABLE       CLEARBRIDGE
                                        EMERGING    FUNDAMENTAL   VARIABLE LARGE
                                        MARKETS    ALL CAP VALUE     CAP VALUE                    FUNDAMENTAL GROWTH AND
                                         EQUITY     PORTFOLIO I     PORTFOLIO I    BOND-DEBENTURE   EQUITY      INCOME
                                      ------------ ------------- ----------------- -------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $ 10         $ 20            $ 32          $1,544,700   $   37,069  $  162,196
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................       (8)         (18)            (21)           (406,030)    (108,240)   (249,380)
    Administrative expense...........       --           (1)             (1)            (56,872)     (14,902)    (34,646)
                                          ----         ----            ----          ----------   ----------  ----------
    Net investment income
     (loss)..........................        2            1              10           1,081,798      (86,073)   (121,830)
                                          ----         ----            ----          ----------   ----------  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............        9           67             122           8,949,181    2,703,755   4,651,578
    Cost of investments sold.........        5           75             102           8,399,080    2,383,396   5,177,004
                                          ----         ----            ----          ----------   ----------  ----------
       Realized gains (losses)
        on fund shares...............        4           (8)             20             550,101      320,359    (525,426)
Realized gain distributions..........        7           --               1             348,927      108,620          --
                                          ----         ----            ----          ----------   ----------  ----------
    Net realized gains
     (losses)........................       11           (8)             21             899,028      428,979    (525,426)
Change in unrealized gains
 (losses)............................       94          154             162           1,046,954      336,200   2,461,964
                                          ----         ----            ----          ----------   ----------  ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................      105          146             183           1,945,982      765,179   1,936,538
                                          ----         ----            ----          ----------   ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $107         $147            $193          $3,027,780   $  679,106  $1,814,708
                                          ====         ====            ====          ==========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                                      --------------------------------------------------------------------------------
                                                                MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE
                                       LORD ABBETT  LORD ABBETT  INSURANCE    INSURANCE      INSURANCE     INSURANCE
                                       SERIES FUND  SERIES FUND    TRUST        TRUST          TRUST         TRUST
                                       SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ----------- ------------ ------------ --------------- ------------
                                         GROWTH       MID-CAP                    MFS            MFS         MFS NEW
                                      OPPORTUNITIES  STOCK (K)   MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY
                                      ------------- ----------- ------------ ------------ --------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $       --   $  127,934    $     --     $ 25,856      $  8,785       $     --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (147,468)    (295,684)     (8,617)      (4,197)      (12,412)       (19,779)
    Administrative expense...........     (20,277)     (40,460)       (666)        (361)         (994)        (1,638)
                                       ----------   ----------    --------     --------      --------       --------
    Net investment income
     (loss)..........................    (167,745)    (208,210)     (9,283)      21,298        (4,621)       (21,417)
                                       ----------   ----------    --------     --------      --------       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   3,074,960    6,247,213     172,622      109,669       200,470        343,812
    Cost of investments sold.........   3,175,402    6,838,737     158,404      110,494       162,715        310,335
                                       ----------   ----------    --------     --------      --------       --------
       Realized gains (losses)
        on fund shares...............    (100,442)    (591,524)     14,218         (825)       37,755         33,477
Realized gain distributions..........     544,388           --          --           --            --        148,844
                                       ----------   ----------    --------     --------      --------       --------
    Net realized gains (losses)......     443,946     (591,524)     14,218         (825)       37,755        182,321
Change in unrealized gains
 (losses)............................   1,031,287    3,369,879      95,794       25,475       129,446        138,117
                                       ----------   ----------    --------     --------      --------       --------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................   1,475,233    2,778,355     110,012       24,650       167,201        320,438
                                       ----------   ----------    --------     --------      --------       --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $1,307,488   $2,570,145    $100,729     $ 45,948      $162,580       $299,021
                                       ==========   ==========    ========     ========      ========       ========

--------
(k)Previously known as Mid-Cap Value


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                                      ----------------------------------------------------------------------------------------
                                                                                MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE MFS VARIABLE  MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE
                                       INSURANCE     INSURANCE     INSURANCE        TRUST           TRUST           TRUST
                                         TRUST         TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------ ------------- ------------- --------------- --------------- ---------------
                                                                                                MFS INVESTORS      MFS NEW
                                          MFS           MFS                      MFS GROWTH         TRUST         DISCOVERY
                                        RESEARCH   RESEARCH BOND MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      ------------ ------------- ------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $  4,456     $ 27,381       $16,268        $    --         $   915        $     --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (7,953)     (12,193)       (3,339)        (1,763)         (1,870)         (1,874)
    Administrative expense...........       (574)      (1,018)         (255)          (119)           (130)           (132)
                                        --------     --------       -------        -------         -------        --------
    Net investment income
     (loss)..........................     (4,071)      14,170        12,674         (1,882)         (1,085)         (2,006)
                                        --------     --------       -------        -------         -------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    113,351      220,886        51,704         54,236          52,329         129,247
    Cost of investments sold.........     97,618      194,320        42,480         35,724          40,003         120,291
                                        --------     --------       -------        -------         -------        --------
       Realized gains (losses)
        on fund shares...............     15,733       26,566         9,224         18,512          12,326           8,956
Realized gain distributions..........         --        6,550            --             --              --          12,480
                                        --------     --------       -------        -------         -------        --------
    Net realized gains
     (losses)........................     15,733       33,116         9,224         18,512          12,326          21,436
Change in unrealized gains
 (losses)............................     72,389       11,977         6,209          2,065          10,431           4,297
                                        --------     --------       -------        -------         -------        --------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     88,122       45,093        15,433         20,577          22,757          25,733
                                        --------     --------       -------        -------         -------        --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 84,051     $ 59,263       $28,107        $18,695         $21,672        $ 23,727
                                        ========     ========       =======        =======         =======        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                -------------------------------------------------------------------------------------------
                                 MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                     TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                --------------- --------------- -------------- -------------- -------------- --------------
                                 MFS RESEARCH    MFS UTILITIES    AGGRESSIVE      EUROPEAN                      LIMITED
                                (SERVICE CLASS) (SERVICE CLASS)     EQUITY         EQUITY      INCOME PLUS      DURATION
                                --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $   535        $ 82,807       $       --    $ 1,037,044    $ 4,647,090     $  318,636
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (1,258)        (19,364)        (159,530)      (486,051)    (1,072,961)      (145,672)
    Administrative
     expense...................         (90)         (1,298)         (11,479)       (35,246)       (79,106)       (10,711)
                                    -------        --------       ----------    -----------    -----------     ----------
    Net investment income
     (loss)....................        (813)         62,145         (171,009)       515,747      3,495,023        162,253
                                    -------        --------       ----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      56,685         129,914        2,244,179      7,307,504     16,861,689      2,548,055
    Cost of investments
     sold......................      35,837         109,860        1,632,275      8,336,154     15,306,277      2,986,153
                                    -------        --------       ----------    -----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares.................      20,848          20,054          611,904     (1,028,650)     1,555,412       (438,098)
Realized gain distributions....          --              --          879,089             --             --             --
                                    -------        --------       ----------    -----------    -----------     ----------
    Net realized gains
     (losses)..................      20,848          20,054        1,490,993     (1,028,650)     1,555,412       (438,098)
Change in unrealized gains
 (losses)......................      (5,345)         56,854         (199,836)     6,303,971      4,653,431        479,712
                                    -------        --------       ----------    -----------    -----------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      15,503          76,908        1,291,157      5,275,321      6,208,843         41,614
                                    -------        --------       ----------    -----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $14,690        $139,053       $1,120,148    $ 5,791,068    $ 9,703,866     $  203,867
                                    =======        ========       ==========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      -----------------------------------------------------------------------------
                                                                                                   MORGAN STANLEY
                                      MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE
                                         VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT
                                        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES
                                          SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES)
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- ----------------
                                                                                                     AGGRESSIVE
                                                       MULTI CAP                                       EQUITY
                                       MONEY MARKET      GROWTH       STRATEGIST     UTILITIES    (CLASS Y SHARES)
                                      -------------- -------------- -------------- -------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     4,611    $        --    $ 1,708,797    $ 1,292,523      $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (573,241)    (2,167,967)    (1,125,981)      (699,893)       (240,712)
    Administrative expense...........      (41,668)      (150,550)       (78,334)       (51,486)        (18,737)
                                       -----------    -----------    -----------    -----------      ----------
    Net investment income
     (loss)..........................     (610,298)    (2,318,517)       504,482        541,144        (259,449)
                                       -----------    -----------    -----------    -----------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   16,495,840     28,202,509     16,474,874     10,168,825       2,247,646
    Cost of investments sold.........   16,495,840     21,698,373     21,711,545     13,432,731       1,537,444
                                       -----------    -----------    -----------    -----------      ----------
       Realized gains (losses)
        on fund shares...............           --      6,504,136     (5,236,671)    (3,263,906)        710,202
Realized gain distributions..........           --      3,606,879      1,298,085      4,710,319       1,182,863
                                       -----------    -----------    -----------    -----------      ----------
    Net realized gains (losses)......           --     10,111,015     (3,938,586)     1,446,413       1,893,065
Change in unrealized gains
 (losses)............................           --      9,800,840      8,119,424      6,459,828        (201,941)
                                       -----------    -----------    -----------    -----------      ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................           --     19,911,855      4,180,838      7,906,241       1,691,124
                                       -----------    -----------    -----------    -----------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  (610,298)   $17,593,338    $ 4,685,320    $ 8,447,385      $1,431,675
                                       ===========    ===========    ===========    ===========      ==========

                                      ----------------
                                       MORGAN STANLEY
                                          VARIABLE
                                         INVESTMENT
                                           SERIES
                                      (CLASS Y SHARES)
                                        SUB-ACCOUNT
                                      ----------------
                                          EUROPEAN
                                           EQUITY
                                      (CLASS Y SHARES)
                                      ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $  281,663
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................      (184,124)
    Administrative expense...........       (14,081)
                                         ----------
    Net investment income
     (loss)..........................        83,458
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,874,743
    Cost of investments sold.........     2,125,134
                                         ----------
       Realized gains (losses)
        on fund shares...............      (250,391)
Realized gain distributions..........            --
                                         ----------
    Net realized gains (losses)......      (250,391)
Change in unrealized gains
 (losses)............................     1,860,884
                                         ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................     1,610,493
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $1,693,951
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                -------------------------------------------------------------------------------------
                                 MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                    VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                   INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                                     SERIES           SERIES           SERIES           SERIES           SERIES
                                (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- ---------------- ---------------- ---------------- ----------------
                                                     LIMITED                          MULTI CAP
                                  INCOME PLUS        DURATION       MONEY MARKET        GROWTH         STRATEGIST
                                (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $ 5,484,162      $ 1,117,986      $     5,302      $        --      $   596,992
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (1,507,826)        (647,373)        (769,408)        (753,547)        (595,786)
    Administrative
     expense...................      (154,931)         (56,505)         (75,006)         (65,579)         (47,653)
                                  -----------      -----------      -----------      -----------      -----------
    Net investment income
     (loss)....................     3,821,405          414,108         (839,112)        (819,126)         (46,447)
                                  -----------      -----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    21,653,480        7,925,041       18,249,607       10,281,804        7,604,673
    Cost of investments
     sold......................    19,739,798        9,437,923       18,249,607        6,423,230        9,846,943
                                  -----------      -----------      -----------      -----------      -----------
       Realized gains
        (losses) on fund
        shares.................     1,913,682       (1,512,882)              --        3,858,574       (2,242,270)
Realized gain distributions....            --               --               --        1,025,317          542,530
                                  -----------      -----------      -----------      -----------      -----------
    Net realized gains
     (losses)..................     1,913,682       (1,512,882)              --        4,883,891       (1,699,740)
Change in unrealized gains
 (losses)......................     5,557,524        1,640,600               --          800,014        3,519,896
                                  -----------      -----------      -----------      -----------      -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     7,471,206          127,718               --        5,683,905        1,820,156
                                  -----------      -----------      -----------      -----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $11,292,611      $   541,826      $  (839,112)     $ 4,864,779      $ 1,773,709
                                  ===========      ===========      ===========      ===========      ===========

                                ----------------
                                 MORGAN STANLEY
                                    VARIABLE
                                   INVESTMENT
                                     SERIES
                                (CLASS Y SHARES)
                                  SUB-ACCOUNT
                                ----------------

                                   UTILITIES
                                (CLASS Y SHARES)
                                ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  311,456
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (226,214)
    Administrative
     expense...................       (16,515)
                                   ----------
    Net investment income
     (loss)....................        68,727
                                   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     2,813,595
    Cost of investments
     sold......................     3,614,418
                                   ----------
       Realized gains
        (losses) on fund
        shares.................      (800,823)
Realized gain distributions....     1,268,367
                                   ----------
    Net realized gains
     (losses)..................       467,544
Change in unrealized gains
 (losses)......................     1,629,022
                                   ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     2,096,566
                                   ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $2,165,293
                                   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                -------------------------------------------------------------------------------
                                 NEUBERGER   NEUBERGER
                                  BERMAN      BERMAN
                                 ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                   TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                ----------- ----------- ------------- ------------- ------------- -------------
                                    AMT         AMT                    OPPENHEIMER                 OPPENHEIMER
                                 LARGE CAP    MID-CAP    OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL
                                VALUE (AE)    GROWTH      BALANCED    APPRECIATION    CORE BOND    SECURITIES
                                ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   76      $    --     $ 24,559      $ 21,989      $ 53,131      $ 61,069
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (266)        (684)     (24,237)      (42,567)      (13,005)      (34,521)
    Administrative
     expense...................      (18)         (50)      (1,814)       (3,334)       (1,084)       (2,830)
                                  ------      -------     --------      --------      --------      --------
    Net investment income
     (loss)....................     (208)        (734)      (1,492)      (23,912)       39,042        23,718
                                  ------      -------     --------      --------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      621       37,165      405,825       574,484       173,109       451,308
    Cost of investments
     sold......................      863       35,483      444,236       484,605       211,676       402,436
                                  ------      -------     --------      --------      --------      --------
       Realized gains
        (losses) on fund
        shares.................     (242)       1,682      (38,411)       89,879       (38,567)       48,872
Realized gain distributions....       --           --           --            --            --            --
                                  ------      -------     --------      --------      --------      --------
    Net realized gains
     (losses)..................     (242)       1,682      (38,411)       89,879       (38,567)       48,872
Change in unrealized gains
 (losses)......................    2,905        1,956      224,406       329,637        91,476       435,110
                                  ------      -------     --------      --------      --------      --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    2,663        3,638      185,995       419,516        52,909       483,982
                                  ------      -------     --------      --------      --------      --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $2,455      $ 2,904     $184,503      $395,604      $ 91,951      $507,700
                                  ======      =======     ========      ========      ========      ========

--------
(ae)Previously known as AMT Partners

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                ------------------------------------------------------------------------------------


                                  OPPENHEIMER       OPPENHEIMER      OPPENHEIMER    OPPENHEIMER      OPPENHEIMER
                                    VARIABLE          VARIABLE        VARIABLE        VARIABLE         VARIABLE
                                 ACCOUNT FUNDS     ACCOUNT FUNDS    ACCOUNT FUNDS  ACCOUNT FUNDS    ACCOUNT FUNDS
                                  SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- ------------------ ------------- ---------------- ----------------
                                  OPPENHEIMER                                       OPPENHEIMER      OPPENHEIMER
                                GLOBAL STRATEGIC    OPPENHEIMER      OPPENHEIMER    MAIN STREET    SMALL- & MID-CAP
                                   INCOME (R)    HIGH INCOME (R)(Y)  MAIN STREET  SMALL- & MID-CAP      GROWTH
                                ---------------- ------------------ ------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $139,818         $  39,111        $ 15,998        $  6,812         $     --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (33,094)           (2,337)        (23,028)        (14,375)          (8,269)
    Administrative
     expense...................       (2,434)             (195)         (1,706)         (1,194)            (601)
                                    --------         ---------        --------        --------         --------
    Net investment income
     (loss)....................      104,290            36,579          (8,736)         (8,757)          (8,870)
                                    --------         ---------        --------        --------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      589,293           278,003         695,968         362,819          152,706
    Cost of investments
     sold......................      523,437           728,578         583,607         263,339          116,749
                                    --------         ---------        --------        --------         --------
       Realized gains
        (losses) on fund
        shares.................       65,856          (450,575)        112,361          99,480           35,957
Realized gain distributions....       25,796                --              --              --               --
                                    --------         ---------        --------        --------         --------
    Net realized gains
     (losses)..................       91,652          (450,575)        112,361          99,480           35,957
Change in unrealized gains
 (losses)......................       77,885           440,508         153,390          93,989           61,615
                                    --------         ---------        --------        --------         --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      169,537           (10,067)        265,751         193,469           97,572
                                    --------         ---------        --------        --------         --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $273,827         $  26,512        $257,015        $184,712         $ 88,702
                                    ========         =========        ========        ========         ========

                                ---------------
                                  OPPENHEIMER
                                   VARIABLE
                                 ACCOUNT FUNDS
                                (SERVICE SHARES
                                    ("SS"))
                                  SUB-ACCOUNT
                                ---------------

                                  OPPENHEIMER
                                 BALANCED (SS)
                                ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  162,295
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (192,023)
    Administrative
     expense...................      (26,130)
                                  ----------
    Net investment income
     (loss)....................      (55,858)
                                  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    2,932,205
    Cost of investments
     sold......................    3,554,215
                                  ----------
       Realized gains
        (losses) on fund
        shares.................     (622,010)
Realized gain distributions....           --
                                  ----------
    Net realized gains
     (losses)..................     (622,010)
Change in unrealized gains
 (losses)......................    2,020,576
                                  ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    1,398,566
                                  ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $1,342,708
                                  ==========

--------
(r)On October 26, 2012, Oppenheimer High Income merged into Oppenheimer Global Strategic Income
(y)For the period beginning January 1, 2012 and ended October 26, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                --------------------------------------------------------------------------------------
                                   OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER       OPPENHEIMER
                                    VARIABLE         VARIABLE        VARIABLE         VARIABLE          VARIABLE
                                  ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS     ACCOUNT FUNDS
                                 (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES   (SERVICE SHARES
                                     ("SS"))          ("SS"))         ("SS"))         ("SS"))           ("SS"))
                                   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                ----------------- --------------- --------------- ---------------- ------------------
                                   OPPENHEIMER                      OPPENHEIMER     OPPENHEIMER       OPPENHEIMER
                                     CAPITAL        OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC        HIGH
                                APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS) INCOME (SS) (S)  INCOME (SS) (S)(Y)
                                ----------------- --------------- --------------- ---------------- ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  127,169       $ 1,489,094     $  298,053      $ 4,063,889       $  1,981,277
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (448,421)         (414,945)      (218,075)      (1,026,611)          (142,730)
    Administrative
     expense...................       (61,372)          (58,736)       (29,808)        (141,110)           (19,498)
                                   ----------       -----------     ----------      -----------       ------------
    Net investment income
     (loss)....................      (382,624)        1,015,413         50,170        2,896,168          1,819,049
                                   ----------       -----------     ----------      -----------       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     8,659,057         8,611,239      4,895,441       19,109,924         14,319,369
    Cost of investments
     sold......................     7,171,233         9,690,921      4,632,687       17,569,656         28,496,635
                                   ----------       -----------     ----------      -----------       ------------
       Realized gains
        (losses) on fund
        shares.................     1,487,824        (1,079,682)       262,754        1,540,268        (14,177,266)
Realized gain distributions....            --                --             --          782,563                 --
                                   ----------       -----------     ----------      -----------       ------------
    Net realized gains
     (losses)..................     1,487,824        (1,079,682)       262,754        2,322,831        (14,177,266)
Change in unrealized gains
 (losses)......................     2,673,395         2,553,171      2,442,410        2,693,441         13,673,162
                                   ----------       -----------     ----------      -----------       ------------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     4,161,219         1,473,489      2,705,164        5,016,272           (504,104)
                                   ----------       -----------     ----------      -----------       ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $3,778,595       $ 2,488,902     $2,755,334      $ 7,912,440       $  1,314,945
                                   ==========       ===========     ==========      ===========       ============

                                ---------------
                                  OPPENHEIMER
                                   VARIABLE
                                 ACCOUNT FUNDS
                                (SERVICE SHARES
                                    ("SS"))
                                  SUB-ACCOUNT
                                ---------------
                                  OPPENHEIMER
                                     MAIN
                                  STREET (SS)
                                ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   336,326
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (732,470)
    Administrative
     expense...................       (99,334)
                                  -----------
    Net investment income
     (loss)....................      (495,478)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    12,583,835
    Cost of investments
     sold......................    10,747,188
                                  -----------
       Realized gains
        (losses) on fund
        shares.................     1,836,647
Realized gain distributions....            --
                                  -----------
    Net realized gains
     (losses)..................     1,836,647
Change in unrealized gains
 (losses)......................     5,999,811
                                  -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     7,836,458
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $ 7,340,980
                                  ===========

--------
(s)On October 26, 2012, Oppenheimer High Income (SS) merged into Oppenheimer Global Strategic Income (SS)
(y)For the period beginning January 1, 2012 and ended October 26, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                -------------------------------------------------------------------------------------------
                                  OPPENHEIMER     OPPENHEIMER
                                   VARIABLE        VARIABLE           PIMCO           PIMCO       PIMCO         PIMCO
                                 ACCOUNT FUNDS   ACCOUNT FUNDS       VARIABLE       VARIABLE    VARIABLE       VARIABLE
                                (SERVICE SHARES (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE     INSURANCE
                                    ("SS"))         ("SS"))           TRUST           TRUST       TRUST         TRUST
                                  SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                --------------- --------------- ------------------ ----------- ----------- ----------------
                                                                                                              PIMCO VIT
                                  OPPENHEIMER     OPPENHEIMER                                                 COMMODITY
                                  MAIN STREET      SMALL- &                                       PIMCO       REALRETURN
                                   SMALL- &         MID-CAP        FOREIGN BOND       MONEY       TOTAL        STRATEGY
                                 MID-CAP (SS)     GROWTH (SS)   (US DOLLAR-HEDGED)   MARKET      RETURN    (ADVISOR SHARES)
                                --------------- --------------- ------------------ ----------- ----------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   71,269      $       --           $ 34           $  13       $ 33        $ 108,064
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (308,235)       (127,584)           (22)           (293)       (19)         (66,289)
    Administrative
     expense...................      (41,781)        (16,929)            (1)            (22)        (1)          (8,736)
                                  ----------      ----------           ----           -----       ----        ---------
    Net investment income
     (loss)....................     (278,747)       (144,513)            11            (302)        13           33,039
                                  ----------      ----------           ----           -----       ----        ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    5,883,566       1,908,903             36             995         25          791,297
    Cost of investments
     sold......................    4,643,034       1,536,078             34             995         22          986,659
                                  ----------      ----------           ----           -----       ----        ---------
       Realized gains
        (losses) on fund
        shares.................    1,240,532         372,825              2              --          3         (195,362)
Realized gain distributions....           --              --             55              --         25          143,930
                                  ----------      ----------           ----           -----       ----        ---------
    Net realized gains
     (losses)..................    1,240,532         372,825             57              --         28          (51,432)
Change in unrealized gains
 (losses)......................    2,329,484         976,537             66              --         58          180,482
                                  ----------      ----------           ----           -----       ----        ---------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    3,570,016       1,349,362            123              --         86          129,050
                                  ----------      ----------           ----           -----       ----        ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $3,291,269      $1,204,849           $134           $(302)      $ 99        $ 162,089
                                  ==========      ==========           ====           =====       ====        =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                                         -----------------------------------------------------------------------------
                                              PIMCO          PIMCO       PIMCO
                                             VARIABLE      VARIABLE     VARIABLE
                                            INSURANCE      INSURANCE   INSURANCE    PROFUNDS    PROFUNDS    PROFUNDS
                                              TRUST          TRUST       TRUST         VP          VP          VP
                                           SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ---------------- ----------- ------------ ----------- ----------- -----------
                                            PIMCO VIT      PIMCO VIT   PIMCO VIT                             PROFUND
                                             EMERGING     REALRETURN  TOTAL RETURN   PROFUND     PROFUND       VP
                                           MARKETS BOND    (ADVISOR     (ADVISOR       VP          VP        MID-CAP
                                         (ADVISOR SHARES)   SHARES)     SHARES)    FINANCIALS  HEALTH CARE    VALUE
                                         ---------------- ----------- ------------ ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................     $100,007     $   80,221   $  624,144     $  3        $ 13        $  7
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (30,901)      (120,873)    (366,298)     (45)        (45)        (60)
    Administrative expense..............       (3,987)       (15,763)     (48,241)      (4)         (4)         (7)
                                             --------     ----------   ----------     ----        ----        ----
    Net investment income (loss)........       65,119        (56,415)     209,605      (46)        (36)        (60)
                                             --------     ----------   ----------     ----        ----        ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      755,157      2,184,424    7,022,497       49         343          76
    Cost of investments sold............      694,715      1,920,931    6,580,404       48         312          40
                                             --------     ----------   ----------     ----        ----        ----
       Realized gains (losses) on
        fund shares.....................       60,442        263,493      442,093        1          31          36
Realized gain distributions.............           --        410,054      443,138       --          --          --
                                             --------     ----------   ----------     ----        ----        ----
    Net realized gains (losses).........       60,442        673,547      885,231        1          31          36
Change in unrealized gains (losses).....      175,457        (73,717)     790,856      705         480         628
                                             --------     ----------   ----------     ----        ----        ----
    Net realized and change in
     unrealized gains (losses) on
     investments........................      235,899        599,830    1,676,087      706         511         664
                                             --------     ----------   ----------     ----        ----        ----
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................     $301,018     $  543,415   $1,885,692     $660        $475        $604
                                             ========     ==========   ==========     ====        ====        ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012


                                   ------------------------------------------------------------------------------------------
                                        PROFUNDS       PROFUNDS       PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                           VP             VP      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                   ------------------ ----------- -------------- -------------- -------------- --------------
                                        PROFUND         PROFUND    VT AMERICAN
                                           VP             VP        GOVERNMENT     VT CAPITAL   VT DIVERSIFIED   VT EQUITY
                                   TELECOMMUNICATIONS  UTILITIES      INCOME     OPPORTUNITIES      INCOME         INCOME
                                   ------------------ ----------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................        $129          $   463    $   765,914     $   18,166     $1,835,209    $ 1,863,445
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................         (45)            (306)      (415,765)       (66,154)      (450,832)    (1,110,779)
    Administrative expense........          (5)             (34)            --             --           (287)       (59,497)
                                          ----          -------    -----------     ----------     ----------    -----------
    Net investment income
     (loss).......................          79              123        350,149        (47,988)     1,384,090        693,169
                                          ----          -------    -----------     ----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........         145           30,812      6,599,991      1,055,073      6,524,063     19,052,670
    Cost of investments
     sold.........................         136           25,127      7,213,872        921,083      7,402,454     13,371,469
                                          ----          -------    -----------     ----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares....................           9            5,685       (613,881)       133,990       (878,391)     5,681,201
Realized gain distributions.......          --               --      4,183,869             --             --             --
                                          ----          -------    -----------     ----------     ----------    -----------
    Net realized gains
     (losses).....................           9            5,685      3,569,988        133,990       (878,391)     5,681,201
Change in unrealized gains
 (losses).........................         363           (7,015)    (3,773,759)       475,775      2,559,125      6,538,467
                                          ----          -------    -----------     ----------     ----------    -----------
    Net realized and change in
     unrealized gains (losses)
     on investments...............         372           (1,330)      (203,771)       609,765      1,680,734     12,219,668
                                          ----          -------    -----------     ----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................        $451          $(1,207)   $   146,378     $  561,777     $3,064,824    $12,912,837
                                          ====          =======    ===========     ==========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      -----------------------------------------------------------------------------------------
                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                        VT GEORGE          VT                            VT             VT
                                          PUTNAM      GLOBAL ASSET    VT GLOBAL    GLOBAL HEALTH      GLOBAL     VT GROWTH AND
                                         BALANCED      ALLOCATION       EQUITY          CARE        UTILITIES        INCOME
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 1,234,494     $  195,128    $   280,520     $  326,556     $  499,938    $ 2,521,523
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......     (864,724)      (357,800)      (229,930)      (348,475)      (187,293)    (1,997,138)
    Administrative expense...........      (41,808)       (21,954)            --         (7,168)        (4,019)       (56,349)
                                       -----------     ----------    -----------     ----------     ----------    -----------
    Net investment income
     (loss)..........................      327,962       (184,626)        50,590        (29,087)       308,626        468,036
                                       -----------     ----------    -----------     ----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   12,370,866      6,477,109      3,130,271      4,958,725      2,811,282     28,578,148
    Cost of investments sold.........   15,607,218      6,031,220      4,160,530      4,706,601      3,225,358     35,671,557
                                       -----------     ----------    -----------     ----------     ----------    -----------
       Realized gains (losses)
        on fund shares...............   (3,236,352)       445,889     (1,030,259)       252,124       (414,076)    (7,093,409)
Realized gain distributions..........           --             --             --      2,106,874             --             --
                                       -----------     ----------    -----------     ----------     ----------    -----------
    Net realized gains (losses)......   (3,236,352)       445,889     (1,030,259)     2,358,998       (414,076)    (7,093,409)
Change in unrealized gains
 (losses)............................    9,439,204      2,810,964      3,850,236      2,290,842        578,208     29,741,323
                                       -----------     ----------    -----------     ----------     ----------    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    6,202,852      3,256,853      2,819,977      4,649,840        164,132     22,647,914
                                       -----------     ----------    -----------     ----------     ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 6,530,814     $3,072,227    $ 2,870,567     $4,620,753     $  472,758    $23,115,950
                                       ===========     ==========    ===========     ==========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         ---------------------------------------------------------------------------
                                             PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- --------------
                                                                                            VT             VT
                                           VT GROWTH                                  INTERNATIONAL  INTERNATIONAL
                                         OPPORTUNITIES  VT HIGH YIELD    VT INCOME        EQUITY         VALUE
                                         -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $    8,590    $ 3,513,680    $ 5,117,395    $ 2,102,897    $   491,323
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........     (143,550)      (636,281)    (1,388,895)    (1,363,503)      (217,392)
    Administrative expense..............          (48)       (47,450)      (102,492)       (82,773)            --
                                           ----------    -----------    -----------    -----------    -----------
    Net investment income
     (loss).............................     (135,008)     2,829,949      3,626,008        656,621        273,931
                                           ----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    1,926,150     10,806,848     21,820,991     20,649,516      3,797,979
    Cost of investments sold............    1,873,968     10,963,817     22,143,276     28,976,785      5,676,231
                                           ----------    -----------    -----------    -----------    -----------
       Realized gains (losses) on
        fund shares.....................       52,182       (156,969)      (322,285)    (8,327,269)    (1,878,252)
Realized gain distributions.............           --             --             --             --             --
                                           ----------    -----------    -----------    -----------    -----------
    Net realized gains (losses).........       52,182       (156,969)      (322,285)    (8,327,269)    (1,878,252)
Change in unrealized gains
 (losses)...............................    1,558,798      3,367,736      5,450,427     24,909,654      4,462,701
                                           ----------    -----------    -----------    -----------    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    1,610,980      3,210,767      5,128,142     16,582,385      2,584,449
                                           ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $1,475,972    $ 6,040,716    $ 8,754,150    $17,239,006    $ 2,858,380
                                           ==========    ===========    ===========    ===========    ===========

                                         --------------
                                             PUTNAM
                                         VARIABLE TRUST
                                          SUB-ACCOUNT
                                         --------------
                                               VT
                                         INTERNATIONAL
                                             GROWTH
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  207,707
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........     (197,723)
    Administrative expense..............           --
                                           ----------
    Net investment income
     (loss).............................        9,984
                                           ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    2,896,532
    Cost of investments sold............    2,786,230
                                           ----------
       Realized gains (losses) on
        fund shares.....................      110,302
Realized gain distributions.............           --
                                           ----------
    Net realized gains (losses).........      110,302
Change in unrealized gains
 (losses)...............................    2,410,788
                                           ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    2,521,090
                                           ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $2,531,074
                                           ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      -----------------------------------------------------------------------------------------
                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                           VT        VT MULTI-CAP   VT MULTI-CAP                  VT SMALL CAP
                                       VT INVESTORS   MONEY MARKET      GROWTH         VALUE       VT RESEARCH       VALUE
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   721,147    $     8,570    $   190,506     $   25,277     $  270,402    $   200,660
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......     (748,555)    (1,190,304)    (1,088,327)       (88,674)      (359,413)      (642,331)
    Administrative expense...........      (16,212)      (128,592)       (15,621)            --         (4,736)       (14,735)
                                       -----------    -----------    -----------     ----------     ----------    -----------
    Net investment income
     (loss)..........................      (43,620)    (1,310,326)      (913,442)       (63,397)       (93,747)      (456,406)
                                       -----------    -----------    -----------     ----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   11,465,991     44,330,482     14,933,465      1,246,438      5,990,927      9,910,827
    Cost of investments sold.........   11,618,258     44,330,482     14,778,024      1,265,933      5,486,606     10,529,117
                                       -----------    -----------    -----------     ----------     ----------    -----------
       Realized gains (losses)
        on fund shares...............     (152,267)            --        155,441        (19,495)       504,321       (618,290)
Realized gain distributions..........           --             --             --             --             --             --
                                       -----------    -----------    -----------     ----------     ----------    -----------
    Net realized gains (losses)......     (152,267)            --        155,441        (19,495)       504,321       (618,290)
Change in unrealized gains
 (losses)............................    7,897,103             --     11,897,667        957,731      3,536,687      7,461,276
                                       -----------    -----------    -----------     ----------     ----------    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    7,744,836             --     12,053,108        938,236      4,041,008      6,842,986
                                       -----------    -----------    -----------     ----------     ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 7,701,216    $(1,310,326)   $11,139,666     $  874,839     $3,947,261    $ 6,386,580
                                       ===========    ===========    ===========     ==========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                      -------------------------------------------------------------------------------------------
                                                     THE UNIVERSAL THE UNIVERSAL    THE UNIVERSAL     THE UNIVERSAL THE UNIVERSAL
                                          PUTNAM     INSTITUTIONAL INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL INSTITUTIONAL
                                      VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.      FUNDS, INC.       FUNDS, INC.   FUNDS, INC.
                                       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                                      -------------- ------------- ------------- -------------------- ------------- -------------
                                                      VAN KAMPEN    VAN KAMPEN        VAN KAMPEN
                                                       UIF CORE    UIF EMERGING       UIF GLOBAL                     VAN KAMPEN
                                                      PLUS FIXED      MARKETS       TACTICAL ASSET     VAN KAMPEN    UIF MID CAP
                                        VT VOYAGER      INCOME        EQUITY     ALLOCATION PORTFOLIO  UIF GROWTH      GROWTH
                                      -------------- ------------- ------------- -------------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   371,839     $ 46,109     $       --        $  266,581       $       --    $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (1,558,244)     (14,649)      (439,598)         (194,862)        (374,816)     (270,972)
    Administrative expense...........      (68,249)        (987)       (28,634)          (12,726)         (30,393)      (17,331)
                                       -----------     --------     ----------        ----------       ----------    ----------
    Net investment income
     (loss)..........................   (1,254,654)      30,473       (468,232)           58,993         (405,209)     (288,303)
                                       -----------     --------     ----------        ----------       ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   21,936,982      210,767      5,654,563         2,378,278        5,541,364     4,454,162
    Cost of investments sold.........   22,151,824      208,324      5,451,895         2,819,249        3,899,390     3,962,525
                                       -----------     --------     ----------        ----------       ----------    ----------
       Realized gains (losses)
        on fund shares...............     (214,842)       2,443        202,668          (440,971)       1,641,974       491,637
Realized gain distributions..........           --           --             --                --        1,138,703     2,016,736
                                       -----------     --------     ----------        ----------       ----------    ----------
    Net realized gains
     (losses)........................     (214,842)       2,443        202,668          (440,971)       2,780,677     2,508,373
Change in unrealized gains
 (losses)............................   14,841,924       40,442      5,010,863         1,815,565          683,457      (976,817)
                                       -----------     --------     ----------        ----------       ----------    ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   14,627,082       42,885      5,213,531         1,374,594        3,464,134     1,531,556
                                       -----------     --------     ----------        ----------       ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $13,372,428     $ 73,358     $4,745,299        $1,433,587       $3,058,925    $1,243,253
                                       ===========     ========     ==========        ==========       ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                         -----------------------------------------------------------------------------------
                                                       THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                         THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                         INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                          FUNDS, INC.   (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- ------------- -------------
                                                                      VAN KAMPEN
                                                        VAN KAMPEN   UIF EMERGING   VAN KAMPEN                  VAN KAMPEN
                                          VAN KAMPEN   UIF EMERGING     MARKETS     UIF GLOBAL    VAN KAMPEN    UIF MID CAP
                                           UIF U.S.    MARKETS DEBT     EQUITY       FRANCHISE    UIF GROWTH      GROWTH
                                          REAL ESTATE   (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                                         ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  187,591    $  453,396    $       --    $ 1,212,843   $       --    $        --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (347,478)     (227,057)     (180,461)      (800,446)    (106,651)      (375,488)
    Administrative expense..............     (22,120)      (31,105)      (23,705)      (106,322)     (14,445)       (48,825)
                                          ----------    ----------    ----------    -----------   ----------    -----------
    Net investment income (loss)........    (182,007)      195,234      (204,166)       306,075     (121,096)      (424,313)
                                          ----------    ----------    ----------    -----------   ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   4,911,742     5,348,308     3,458,802     15,076,310    2,161,436      6,280,822
    Cost of investments sold............   4,647,177     4,935,250     3,508,528     12,920,330    1,452,366      5,786,997
                                          ----------    ----------    ----------    -----------   ----------    -----------
       Realized gains (losses) on
        fund shares.....................     264,565       413,058       (49,726)     2,155,980      709,070        493,825
Realized gain distributions.............          --            --            --      1,760,771      350,203      2,981,924
                                          ----------    ----------    ----------    -----------   ----------    -----------
    Net realized gains (losses).........     264,565       413,058       (49,726)     3,916,751    1,059,273      3,475,749
Change in unrealized gains (losses).....   2,837,556     1,815,773     2,284,714      3,067,126      (21,770)    (1,227,997)
                                          ----------    ----------    ----------    -----------   ----------    -----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   3,102,121     2,228,831     2,234,988      6,983,877    1,037,503      2,247,752
                                          ----------    ----------    ----------    -----------   ----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $2,920,114    $2,424,065    $2,030,822    $ 7,289,952   $  916,407    $ 1,823,439
                                          ==========    ==========    ==========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                           ----------------------------
                                                                           THE UNIVERSAL  THE UNIVERSAL
                                                                           INSTITUTIONAL  INSTITUTIONAL
                                                                            FUNDS, INC.    FUNDS, INC.
                                                                             (CLASS II)    (CLASS II)
                                                                            SUB-ACCOUNT    SUB-ACCOUNT
                                                                           -------------- -------------
                                                                           VAN KAMPEN UIF  VAN KAMPEN
                                                                           SMALL COMPANY    UIF U.S.
                                                                               GROWTH      REAL ESTATE
                                                                             (CLASS II)    (CLASS II)
                                                                           -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.................................................................   $       --    $   264,545
Charges from Allstate Life Insurance Company:
    Mortality and expense risk............................................     (163,841)      (643,858)
    Administrative expense................................................      (20,794)       (87,025)
                                                                             ----------    -----------
    Net investment income (loss)..........................................     (184,635)      (466,338)
                                                                             ----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales...................................................    2,922,213     11,334,109
    Cost of investments sold..............................................    2,590,953     10,900,683
                                                                             ----------    -----------
       Realized gains (losses) on fund shares.............................      331,260        433,426
Realized gain distributions...............................................      210,823             --
                                                                             ----------    -----------
    Net realized gains (losses)...........................................      542,083        433,426
Change in unrealized gains (losses).......................................      979,910      6,008,989
                                                                             ----------    -----------
    Net realized and change in unrealized gains (losses) on investments...    1,521,993      6,442,415
                                                                             ----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........................   $1,337,358    $ 5,976,077
                                                                             ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                           --------------------------------------------------------------------
                                                   ADVANCED                ADVANCED             ADVANCED
                                                 SERIES TRUST            SERIES TRUST         SERIES TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                           -----------------------  ----------------------  ------------------
                                                     AST                                           AST
                                             ACADEMIC STRATEGIES              AST           AMERICAN CENTURY
                                               ASSET ALLOCATION       ADVANCED STRATEGIES   INCOME & GROWTH (T)
                                           -----------------------  ----------------------  ------------------
                                              2012         2011        2012        2011     2012 (AE)   2011
                                           ----------  -----------  ----------  ----------  ---------  ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (43,531) $   (82,011) $   (5,387) $  (15,781)  $   (28)  $  (25)
Net realized gains (losses)...............    147,480      134,060      67,860     115,314     5,395       81
Change in unrealized gains (losses).......    553,603     (471,301)    198,510    (170,957)   (4,932)    (184)
                                           ----------  -----------  ----------  ----------   -------   ------
Increase (decrease) in net assets from
 operations...............................    657,552     (419,252)    260,983     (71,424)      435     (128)
                                           ----------  -----------  ----------  ----------   -------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      1,500      149,632          --      64,034        --       --
Benefit payments..........................         --           --          --          --        --       --
Payments on termination...................   (808,293)    (213,549)   (114,346)    (74,937)       --       --
Contract Maintenance Charge...............    (17,310)     (18,242)     (9,125)     (8,610)       --       (4)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    397,208     (782,535)    261,326    (251,123)   (5,367)   1,864
                                           ----------  -----------  ----------  ----------   -------   ------
Increase (decrease) in net assets from
 contract transactions....................   (426,895)    (864,694)    137,855    (270,636)   (5,367)   1,860
                                           ----------  -----------  ----------  ----------   -------   ------
INCREASE (DECREASE) IN NET
 ASSETS...................................    230,657   (1,283,946)    398,838    (342,060)   (4,932)   1,732
NET ASSETS AT BEGINNING OF
 PERIOD...................................  6,420,778    7,704,724   2,181,331   2,523,391     4,932    3,200
                                           ----------  -----------  ----------  ----------   -------   ------
NET ASSETS AT END OF PERIOD............... $6,651,435  $ 6,420,778  $2,580,169  $2,181,331   $    --   $4,932
                                           ==========  ===========  ==========  ==========   =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    713,127      819,241     220,421     250,887       604      400
       Units issued.......................    122,639      173,845      48,660      60,732        12    1,000
       Units redeemed.....................   (169,153)    (279,959)    (35,967)    (91,198)     (616)    (796)
                                           ----------  -----------  ----------  ----------   -------   ------
    Units outstanding at end of period....    666,613      713,127     233,114     220,421        --      604
                                           ==========  ===========  ==========  ==========   =======   ======

--------
(t)On May 4, 2012, AST American Century Income & Growth merged into AST New Discovery Asset Allocation
(ae)For the period beginning January 1, 2012 and ended May 4, 2012


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     -------------------------------------------------------
                                                             ADVANCED           ADVANCED       ADVANCED
                                                           SERIES TRUST       SERIES TRUST   SERIES TRUST
                                                           SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                                     -----------------------  ------------ ----------------
                                                                                  AST
                                                               AST             BLACKROCK          AST
                                                             BALANCED            GLOBAL        BLACKROCK
                                                         ASSET ALLOCATION      STRATEGIES        VALUE
                                                     -----------------------  ------------ ----------------
                                                        2012         2011         2012       2012     2011
                                                     ----------  -----------  ------------ -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (46,328) $   (76,339)   $   (48)   $   (41) $  (101)
Net realized gains (losses).........................    543,557      494,039         --        (97)    (371)
Change in unrealized gains (losses).................    363,232     (788,216)       403      1,965      191
                                                     ----------  -----------    -------    -------  -------
Increase (decrease) in net assets from operations...    860,461     (370,516)       355      1,827     (281)
                                                     ----------  -----------    -------    -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     51,150      192,167         --         --       --
Benefit payments....................................     20,724           --         --         --       --
Payments on termination.............................   (926,044)    (364,460)        --       (487)  (1,299)
Contract Maintenance Charge.........................    (44,589)     (43,167)        --        (13)     (13)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    943,234   (1,236,005)    16,945      5,320     (174)
                                                     ----------  -----------    -------    -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     44,475   (1,451,465)    16,945      4,820   (1,486)
                                                     ----------  -----------    -------    -------  -------
INCREASE (DECREASE) IN NET ASSETS...................    904,936   (1,821,981)    17,300      6,647   (1,767)
NET ASSETS AT BEGINNING OF PERIOD...................  8,187,241   10,009,222         --     15,381   17,148
                                                     ----------  -----------    -------    -------  -------
NET ASSETS AT END OF PERIOD......................... $9,092,177  $ 8,187,241    $17,300    $22,028  $15,381
                                                     ==========  ===========    =======    =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    850,472    1,012,937         --      1,989    2,177
       Units issued.................................    227,139      225,421      1,711        648      135
       Units redeemed...............................   (225,026)    (387,886)        --        (97)    (323)
                                                     ----------  -----------    -------    -------  -------
    Units outstanding at end of period..............    852,585      850,472      1,711      2,540    1,989
                                                     ==========  ===========    =======    =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 ----------------------------------------------------------------
                                                        ADVANCED              ADVANCED             ADVANCED
                                                      SERIES TRUST          SERIES TRUST         SERIES TRUST
                                                      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                 ---------------------  -------------------  -------------------
                                                          AST                   AST                  AST
                                                          BOND                  BOND                 BOND
                                                     PORTFOLIO 2018        PORTFOLIO 2019       PORTFOLIO 2020
                                                 ---------------------  -------------------  -------------------
                                                    2012       2011       2012       2011      2012       2011
                                                 ---------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (8,017) $   (9,564) $ (3,417) $  (3,856) $    402  $  (1,691)
Net realized gains (losses).....................    20,453     119,481    35,833     65,899     3,617     65,366
Change in unrealized gains (losses).............    18,295     (10,769)  (19,922)   (10,250)   (2,586)       677
                                                 ---------  ----------  --------  ---------  --------  ---------
Increase (decrease) in net assets from
 operations.....................................    30,731      99,148    12,494     51,793     1,433     64,352
                                                 ---------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        --          --        --         --        --         --
Benefit payments................................        --          --        --         --        --         --
Payments on termination.........................  (212,353)    (64,667)       --    (72,703)  (35,304)    (5,520)
Contract Maintenance Charge.....................      (385)       (420)      (35)       (35)      (18)      (107)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................        --    (221,084)       --   (109,861)  (47,556)  (578,460)
                                                 ---------  ----------  --------  ---------  --------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (212,738)   (286,171)      (35)  (182,599)  (82,878)  (584,087)
                                                 ---------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (182,007)   (187,023)   12,459   (130,806)  (81,445)  (519,735)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   841,666   1,028,689   322,966    453,772    81,446    601,181
                                                 ---------  ----------  --------  ---------  --------  ---------
NET ASSETS AT END OF PERIOD..................... $ 659,659  $  841,666  $335,425  $ 322,966  $      1  $  81,446
                                                 =========  ==========  ========  =========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    60,973      83,396    23,476     37,384     7,204     62,166
       Units issued.............................        --       5,713        --      2,253        --     46,930
       Units redeemed...........................   (15,085)    (28,136)       (2)   (16,161)   (7,204)  (101,892)
                                                 ---------  ----------  --------  ---------  --------  ---------
    Units outstanding at end of period..........    45,888      60,973    23,474     23,476        --      7,204
                                                 =========  ==========  ========  =========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     --------------------------------------------------------
                                                           ADVANCED             ADVANCED          ADVANCED
                                                         SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     -------------------  -------------------  --------------
                                                             AST                  AST               AST
                                                             BOND                 BOND              BOND
                                                        PORTFOLIO 2021       PORTFOLIO 2022    PORTFOLIO 2023
                                                     -------------------  -------------------  --------------
                                                        2012      2011       2012      2011       2012 (Z)
                                                     ---------  --------  ---------  --------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (3,701) $ (6,747) $ (10,811) $ (2,206)    $   (672)
Net realized gains (losses).........................    19,701    49,110     24,633     2,685           15
Change in unrealized gains (losses).................       424    39,914     22,787    21,651          256
                                                     ---------  --------  ---------  --------     --------
Increase (decrease) in net assets from operations...    16,424    82,277     36,609    22,130         (401)
                                                     ---------  --------  ---------  --------     --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................        --        --         --        --           --
Benefit payments....................................        --        --         --        --           --
Payments on termination.............................        --   (31,136)   (68,372)   (1,535)      (1,077)
Contract Maintenance Charge.........................      (121)     (473)      (390)       --           --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (116,946)   86,152    (43,000)  612,501      193,039
                                                     ---------  --------  ---------  --------     --------
Increase (decrease) in net assets from contract
 transactions.......................................  (117,067)   54,543   (111,762)  610,966      191,962
                                                     ---------  --------  ---------  --------     --------
INCREASE (DECREASE) IN NET ASSETS...................  (100,643)  136,820    (75,153)  633,096      191,561
NET ASSETS AT BEGINNING OF PERIOD...................   437,370   300,550    633,096        --           --
                                                     ---------  --------  ---------  --------     --------
NET ASSETS AT END OF PERIOD......................... $ 336,727  $437,370  $ 557,943  $633,096     $191,561
                                                     =========  ========  =========  ========     ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    33,552    27,241     52,554        --           --
       Units issued.................................        --    81,284     25,837    67,679       18,463
       Units redeemed...............................    (8,909)  (74,973)   (33,894)  (15,125)        (102)
                                                     ---------  --------  ---------  --------     --------
    Units outstanding at end of period..............    24,643    33,552     44,497    52,554       18,361
                                                     =========  ========  =========  ========     ========

--------
(z)For the period beginning January 3, 2012 and ended December 31, 2012


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                 ------------------------------------------------------------------
                                                         ADVANCED                ADVANCED             ADVANCED
                                                       SERIES TRUST            SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                                 -----------------------  ----------------------  ----------------
                                                           AST                      AST                  AST
                                                      CAPITAL GROWTH           CLS MODERATE            COHEN &
                                                     ASSET ALLOCATION        ASSET ALLOCATION       STEERS REALTY
                                                 -----------------------  ----------------------  ----------------
                                                    2012         2011        2012        2011       2012     2011
                                                 ----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (46,817) $   (73,035) $  (16,972) $  (20,713) $   155  $  (380)
Net realized gains (losses).....................    132,191      156,595      79,295      79,394      (85)    (160)
Change in unrealized gains (losses).............    563,598     (462,239)     75,063    (132,101)   6,740    2,543
                                                 ----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................    648,972     (378,679)    137,386     (73,420)   6,810    2,003
                                                 ----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    605,024      153,099          --      10,004       --       --
Benefit payments................................         --           --          --          --       --       --
Payments on termination.........................   (767,006)    (398,037)    (63,262)    (32,704)      --     (302)
Contract Maintenance Charge.....................    (20,869)     (17,663)     (4,931)     (5,045)     (31)     (30)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    588,737     (519,619)     58,603    (109,075)  24,980     (103)
                                                 ----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................    405,886     (782,220)     (9,590)   (136,820)  24,949     (435)
                                                 ----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  1,054,858   (1,160,899)    127,796    (210,240)  31,759    1,568
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  5,334,937    6,495,836   1,613,148   1,823,388   42,478   40,910
                                                 ----------  -----------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $6,389,795  $ 5,334,937  $1,740,944  $1,613,148  $74,237  $42,478
                                                 ==========  ===========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    606,816      708,337     169,607     185,293    4,104    4,148
       Units issued.............................    269,982      221,031      20,177      24,184    2,182       51
       Units redeemed...........................   (230,050)    (322,552)    (21,216)    (39,870)     (19)     (95)
                                                 ----------  -----------  ----------  ----------  -------  -------
    Units outstanding at end of period..........    646,748      606,816     168,568     169,607    6,267    4,104
                                                 ==========  ===========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                   -------------------------------------------------------------
                                                       ADVANCED           ADVANCED              ADVANCED
                                                     SERIES TRUST       SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------  ------------------  ----------------------
                                                          AST                AST                   AST
                                                       FEDERATED        FI PYRAMIS(R)          FIRST TRUST
                                                   AGGRESSIVE GROWTH  ASSET ALLOCATION       BALANCED TARGET
                                                   ----------------  ------------------  ----------------------
                                                     2012     2011     2012      2011       2012        2011
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (230) $  (169) $ (2,006) $ (2,781) $   11,699  $    1,622
Net realized gains (losses).......................     301     (151)    6,049    20,552      43,572     140,110
Change in unrealized gains (losses)...............   2,789   (3,230)   16,592   (34,121)    139,527    (272,461)
                                                   -------  -------  --------  --------  ----------  ----------
Increase (decrease) in net assets from operations.   2,860   (3,550)   20,635   (16,350)    194,798    (130,729)
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      --       --        --        --          --      52,591
Benefit payments..................................   6,571       --        --        --          --          --
Payments on termination...........................  (5,693)    (777)   (1,075)     (408)   (216,303)   (159,534)
Contract Maintenance Charge.......................     (15)     (16)   (1,227)   (1,193)     (8,828)     (9,757)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (1,139)   8,430    27,195   (40,481)    204,589    (553,248)
                                                   -------  -------  --------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................    (276)   7,637    24,893   (42,082)    (20,542)   (669,948)
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................   2,584    4,087    45,528   (58,432)    174,256    (800,677)
NET ASSETS AT BEGINNING OF PERIOD.................  17,294   13,207   175,260   233,692   2,380,713   3,181,390
                                                   -------  -------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD....................... $19,878  $17,294  $220,788  $175,260  $2,554,969  $2,380,713
                                                   =======  =======  ========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   2,093    1,370    18,206    23,323     266,493     344,920
       Units issued...............................     776    1,060     7,308     9,484      59,409      98,935
       Units redeemed.............................    (854)    (337)   (5,039)  (14,601)    (63,370)   (177,362)
                                                   -------  -------  --------  --------  ----------  ----------
    Units outstanding at end of period............   2,015    2,093    20,475    18,206     262,532     266,493
                                                   =======  =======  ========  ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     --------------------------------------------------------
                                                             ADVANCED             ADVANCED       ADVANCED
                                                           SERIES TRUST         SERIES TRUST   SERIES TRUST
                                                            SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
                                                     ------------------------  -------------- --------------
                                                                                AST FRANKLIN
                                                                AST              TEMPLETON          AST
                                                        FIRST TRUST CAPITAL    FOUNDING FUNDS     GLOBAL
                                                        APPRECIATION TARGET    ALLOCATION (U)   REAL ESTATE
                                                     ------------------------  -------------- --------------
                                                         2012         2011       2012 (AB)     2012    2011
                                                     -----------  -----------  -------------- ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (23,930) $   (74,990)   $  (11,469)  $    4  $   13
Net realized gains (losses).........................     207,691      264,099        (5,286)      19      40
Change in unrealized gains (losses).................     834,151   (1,572,745)       36,306      534    (272)
                                                     -----------  -----------    ----------   ------  ------
Increase (decrease) in net assets from operations...   1,017,912   (1,383,636)       19,551      557    (219)
                                                     -----------  -----------    ----------   ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     540,393       84,740           600       --      --
Benefit payments....................................          --           --            --       --      --
Payments on termination.............................  (1,301,143)    (327,864)      (83,686)     (91)   (256)
Contract Maintenance Charge.........................     (39,926)     (48,254)       (4,712)     (15)    (14)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     652,335   (3,924,400)    3,059,005      124     (91)
                                                     -----------  -----------    ----------   ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................    (148,341)  (4,215,778)    2,971,207       18    (361)
                                                     -----------  -----------    ----------   ------  ------
INCREASE (DECREASE) IN NET ASSETS...................     869,571   (5,599,414)    2,990,758      575    (580)
NET ASSETS AT BEGINNING OF PERIOD...................   9,290,873   14,890,287            --    2,184   2,764
                                                     -----------  -----------    ----------   ------  ------
NET ASSETS AT END OF PERIOD......................... $10,160,444  $ 9,290,873    $2,990,758   $2,759  $2,184
                                                     ===========  ===========    ==========   ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,132,693    1,669,139            --      242     287
       Units issued.................................     561,823      619,394       298,414       13      54
       Units redeemed...............................    (582,340)  (1,155,840)      (20,652)     (10)    (99)
                                                     -----------  -----------    ----------   ------  ------
    Units outstanding at end of period..............   1,112,176    1,132,693       277,762      245     242
                                                     ===========  ===========    ==========   ======  ======

--------
(u)On September 21, 2012, Franklin Templeton VIP Founding Funds Allocation merged into AST Franklin Templeton Founding Funds Allocation
(ab)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     ---------------------------------------------------------
                                                          ADVANCED            ADVANCED           ADVANCED
                                                        SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------   -----------------  -----------------
                                                            AST                 AST                AST
                                                       GOLDMAN SACHS       GOLDMAN SACHS      GOLDMAN SACHS
                                                     CONCENTRATED GROWTH  LARGE-CAP VALUE     MID-CAP GROWTH
                                                     -----------------   -----------------  -----------------
                                                       2012       2011     2012      2011     2012      2011
                                                     --------   -------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (463)  $  (596) $    (37) $   (78) $   (541) $  (651)
Net realized gains (losses).........................    2,128       139    (3,585)     (79)    5,518    2,530
Change in unrealized gains (losses).................    6,921    (2,419)    5,258   (1,009)    2,733   (3,992)
                                                     --------   -------  --------  -------  --------  -------
Increase (decrease) in net assets from operations...    8,586    (2,876)    1,636   (1,166)    7,710   (2,113)
                                                     --------   -------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --     1,100        --       --        --       --
Benefit payments....................................       --        --        --       --        --       --
Payments on termination.............................  (12,185)       --   (12,705)      --   (12,760)      --
Contract Maintenance Charge.........................      (41)      (41)      (11)     (12)      (12)     (16)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (84)    3,798     3,415       --       (40)    (121)
                                                     --------   -------  --------  -------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (12,310)    4,857    (9,301)     (12)  (12,812)    (137)
                                                     --------   -------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................   (3,724)    1,981    (7,665)  (1,178)   (5,102)  (2,250)
NET ASSETS AT BEGINNING OF PERIOD...................   52,667    50,686    15,793   16,971    47,506   49,756
                                                     --------   -------  --------  -------  --------  -------
NET ASSETS AT END OF PERIOD......................... $ 48,943   $52,667  $  8,128  $15,793  $ 42,404  $47,506
                                                     ========   =======  ========  =======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    5,619     5,125     2,172    2,174     4,437    4,450
       Units issued.................................       16       524       394       --         3        2
       Units redeemed...............................   (1,232)      (30)   (1,629)      (2)   (1,093)     (15)
                                                     --------   -------  --------  -------  --------  -------
    Units outstanding at end of period..............    4,403     5,619       937    2,172     3,347    4,437
                                                     ========   =======  ========  =======  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                     -------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                                     ---------------  -----------------  ------------------
                                                           AST                                   AST
                                                      GOLDMAN SACHS          AST          HORIZON MODERATE
                                                     SMALL-CAP VALUE      HIGH YIELD      ASSET ALLOCATION
                                                     ---------------  -----------------  ------------------
                                                      2012     2011     2012     2011      2012      2011
                                                     ------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (42) $   (43) $ 3,312  $  1,658  $ (4,180) $ (4,844)
Net realized gains (losses).........................     23   (1,274)     100     4,235    18,491    41,194
Change in unrealized gains (losses).................    731       27    2,673    (4,548)   26,038   (53,927)
                                                     ------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...    712   (1,290)   6,085     1,345    40,349   (17,577)
                                                     ------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --       --       --     1,100        --        --
Benefit payments....................................     --       --    6,570        --        --        --
Payments on termination.............................    (89)      --   (1,007)   (2,614)   (2,240)  (10,453)
Contract Maintenance Charge.........................    (15)     (27)     (31)      (49)   (2,187)   (2,260)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    132    1,144   39,903   (53,616)   37,783   (57,472)
                                                     ------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     28    1,117   45,435   (55,179)   33,356   (70,185)
                                                     ------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................    740     (173)  51,520   (53,834)   73,705   (87,762)
NET ASSETS AT BEGINNING OF PERIOD...................  4,998    5,171   33,268    87,102   469,495   557,257
                                                     ------  -------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $5,738  $ 4,998  $84,788  $ 33,268  $543,200  $469,495
                                                     ======  =======  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    417      431    2,802     7,501    46,832    54,568
       Units issued.................................     10      813    3,675        96     7,502    12,604
       Units redeemed...............................     (8)    (827)    (125)   (4,795)   (4,414)  (20,340)
                                                     ------  -------  -------  --------  --------  --------
    Units outstanding at end of period..............    419      417    6,352     2,802    49,920    46,832
                                                     ======  =======  =======  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                 -----------------------------------------------------------------
                                                     ADVANCED              ADVANCED               ADVANCED
                                                   SERIES TRUST          SERIES TRUST           SERIES TRUST
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------  ------------------  -----------------------
                                                                                                    AST
                                                        AST                   AST                INVESTMENT
                                                 INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                 -------------------  ------------------  -----------------------
                                                   2012       2011      2012      2011        2012        2011
                                                  -------   -------   --------  --------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (24)   $  (316)  $    740  $     27  $   (30,264) $  110,996
Net realized gains (losses).....................    (394)      (488)    (3,138)     (798)     298,732     255,402
Change in unrealized gains (losses).............   8,789     (6,920)    11,366    (9,316)     213,149     (37,663)
                                                  -------   -------   --------  --------  -----------  ----------
Increase (decrease) in net assets from
 operations.....................................   8,371     (7,724)     8,968   (10,087)     481,617     328,735
                                                  -------   -------   --------  --------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --         --         --        --           --          --
Benefit payments................................      --         --         --        --           --          --
Payments on termination.........................  (3,886)    (2,427)   (10,425)   (2,905)    (831,008)    (52,312)
Contract Maintenance Charge.....................     (38)       (38)       (33)      (38)     (43,448)    (33,690)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     (40)     1,744         --        --   (4,629,378)  7,485,188
                                                  -------   -------   --------  --------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (3,964)      (721)   (10,458)   (2,943)  (5,503,834)  7,399,186
                                                  -------   -------   --------  --------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   4,407     (8,445)    (1,490)  (13,030)  (5,022,217)  7,727,921
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  46,835     55,280     63,667    76,697    9,757,548   2,029,627
                                                  -------   -------   --------  --------  -----------  ----------
NET ASSETS AT END OF PERIOD..................... $51,242    $46,835   $ 62,177  $ 63,667  $ 4,735,331  $9,757,548
                                                  =======   =======   ========  ========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   6,609      6,707      9,007     9,365      680,880     156,919
       Units issued.............................      37        723         --        --      443,155   1,281,794
       Units redeemed...........................    (561)      (821)    (1,378)     (358)    (817,408)   (757,833)
                                                  -------   -------   --------  --------  -----------  ----------
    Units outstanding at end of period..........   6,085      6,609      7,629     9,007      306,627     680,880
                                                  =======   =======   ========  ========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                 ----------------------------------------------------------------
                                                      ADVANCED           ADVANCED                ADVANCED
                                                    SERIES TRUST       SERIES TRUST            SERIES TRUST
                                                     SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------  -------------------  ----------------------
                                                         AST                AST                     AST
                                                   JPMORGAN GLOBAL       JPMORGAN           JPMORGAN STRATEGIC
                                                    THEMATIC (W)     INTERNATIONAL EQUITY      OPPORTUNITIES
                                                 ------------------  -------------------  ----------------------
                                                   2012      2011      2012       2011       2012        2011
                                                 --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (1,272) $ (1,588) $   178    $  (158)  $     (295) $  (24,855)
Net realized gains (losses).....................    9,187    10,204     (695)       (35)      85,668     111,504
Change in unrealized gains (losses).............    6,520   (14,329)   9,072     (5,098)     182,420    (173,366)
                                                 --------  --------   -------   -------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   14,435    (5,713)   8,555     (5,291)     267,793     (86,717)
                                                 --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       --         --       10,710       3,137
Benefit payments................................       --        --       --         --           --          --
Payments on termination.........................  (33,667)   (6,863)  (4,342)        --     (468,617)   (127,629)
Contract Maintenance Charge.....................     (663)     (652)      (5)        (6)     (14,532)    (14,637)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    9,159     4,435       --         --      343,553    (461,202)
                                                 --------  --------   -------   -------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (25,171)   (3,080)  (4,347)        (6)    (128,886)   (600,331)
                                                 --------  --------   -------   -------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...............  (10,736)   (8,793)   4,208     (5,297)     138,907    (687,048)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  129,412   138,205   44,848     50,145    3,078,843   3,765,891
                                                 --------  --------   -------   -------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $118,676  $129,412  $49,056    $44,848   $3,217,750  $3,078,843
                                                 ========  ========   =======   =======   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   13,190    13,798    5,947      5,948      312,970     377,732
       Units issued.............................    2,776     5,342       --         --       71,587      85,118
       Units redeemed...........................   (5,247)   (5,950)    (526)        (1)     (84,528)   (149,880)
                                                 --------  --------   -------   -------   ----------  ----------
    Units outstanding at end of period..........   10,719    13,190    5,421      5,947      300,029     312,970
                                                 ========  ========   =======   =======   ==========  ==========

--------
(w)Previously known as AST Horizon Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                     ----------------------------------------------------
                                                       ADVANCED          ADVANCED           ADVANCED
                                                     SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                     --------------  ----------------  -----------------
                                                                            AST               AST
                                                          AST           LORD ABBETT         MARSICO
                                                     LARGE-CAP VALUE CORE FIXED INCOME   CAPITAL GROWTH
                                                     --------------  ----------------  -----------------
                                                      2012    2011     2012     2011     2012      2011
                                                     ------   ----   -------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (3)  $ --   $   (69) $   266  $   (897) $  (967)
Net realized gains (losses).........................     (2)    (3)    1,784      452       529       18
Change in unrealized gains (losses).................    144    (28)      692    3,635     7,501     (900)
                                                     ------   ----   -------  -------  --------  -------
Increase (decrease) in net assets from operations...    139    (31)    2,407    4,353     7,133   (1,849)
                                                     ------   ----   -------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --     --        --       --        --       --
Benefit payments....................................     --     --    13,143       --    26,306       --
Payments on termination.............................     --     --    (2,925)  (5,770)  (10,500)    (630)
Contract Maintenance Charge.........................     (1)    (1)      (26)     (25)      (17)     (19)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  5,299     (1)      127       --       507        1
                                                     ------   ----   -------  -------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  5,298     (2)   10,319   (5,795)   16,296     (648)
                                                     ------   ----   -------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................  5,437    (33)   12,726   (1,442)   23,429   (2,497)
NET ASSETS AT BEGINNING OF PERIOD...................    562    595    49,089   50,531    74,077   76,574
                                                     ------   ----   -------  -------  --------  -------
NET ASSETS AT END OF PERIOD......................... $5,999   $562   $61,815  $49,089  $ 97,506  $74,077
                                                     ======   ====   =======  =======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     81     81     3,831    4,292     8,385    8,457
       Units issued.................................    668     --     1,026       --     2,724       --
       Units redeemed...............................     (1)    --      (258)    (461)   (1,201)     (72)
                                                     ------   ----   -------  -------  --------  -------
    Units outstanding at end of period..............    748     81     4,599    3,831     9,908    8,385
                                                     ======   ====   =======  =======  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                     ------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------  ----------------  -----------------
                                                            AST               AST           AST MID-CAP
                                                     MFS GLOBAL EQUITY    MFS GROWTH           VALUE
                                                     ----------------  ----------------  -----------------
                                                       2012     2011     2012     2011     2012      2011
                                                     -------  -------  -------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (46) $  (318) $  (168) $  (120) $   (388) $  (335)
Net realized gains (losses).........................     256      (48)     388      191     3,539      124
Change in unrealized gains (losses).................   8,387   (1,407)   1,903     (289)    2,985   (1,701)
                                                     -------  -------  -------  -------  --------  -------
Increase (decrease) in net assets from operations...   8,597   (1,773)   2,123     (218)    6,136   (1,912)
                                                     -------  -------  -------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --       --        --       --
Benefit payments....................................  13,136       --       --       --        --       --
Payments on termination.............................  (5,167)      --   (2,103)  (1,458)       --       --
Contract Maintenance Charge.........................      (8)     (10)     (15)     (14)      (15)     (15)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     381       --       --       --   (12,304)      --
                                                     -------  -------  -------  -------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................   8,342      (10)  (2,118)  (1,472)  (12,319)     (15)
                                                     -------  -------  -------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................  16,939   (1,783)       5   (1,690)   (6,183)  (1,927)
NET ASSETS AT BEGINNING OF PERIOD...................  39,327   41,110   14,291   15,981    37,516   39,443
                                                     -------  -------  -------  -------  --------  -------
NET ASSETS AT END OF PERIOD......................... $56,266  $39,327  $14,296  $14,291  $ 31,333  $37,516
                                                     =======  =======  =======  =======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,194    4,196    1,562    1,716     3,974    3,975
       Units issued.................................   1,284       --       --       --        --       --
       Units redeemed...............................    (565)      (2)    (212)    (154)   (1,132)      (1)
                                                     -------  -------  -------  -------  --------  -------
    Units outstanding at end of period..............   4,913    4,194    1,350    1,562     2,842    3,974
                                                     =======  =======  =======  =======  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                     ----------------------------------------------------------
                                                           ADVANCED             ADVANCED          ADVANCED
                                                         SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     --------------------  -----------------  ----------------
                                                                                  AST                AST
                                                           AST MONEY       NEUBERGER BERMAN / NEUBERGER BERMAN
                                                            MARKET         LSV MID-CAP VALUE   MID-CAP GROWTH
                                                     --------------------  -----------------  ----------------
                                                        2012       2011      2012      2011     2012     2011
                                                     ---------  ---------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (6,427) $  (7,518) $    (65) $  (170) $  (449) $  (404)
Net realized gains (losses).........................        --         --     1,905      175      300      409
Change in unrealized gains (losses).................        --         --     2,651   (1,376)   3,528       99
                                                     ---------  ---------  --------  -------  -------  -------
Increase (decrease) in net assets from operations...    (6,427)    (7,518)    4,491   (1,371)   3,379      104
                                                     ---------  ---------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................        --         --        --       --       --       --
Benefit payments....................................  (513,431)  (447,814)       --       --    6,575       --
Payments on termination.............................  (178,527)      (745)  (13,358)  (2,400)    (295)    (789)
Contract Maintenance Charge.........................      (119)      (192)      (25)     (28)     (11)     (10)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   605,286    102,069       (32)    (202)    (616)    (245)
                                                     ---------  ---------  --------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................   (86,791)  (346,682)  (13,415)  (2,630)   5,653   (1,044)
                                                     ---------  ---------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   (93,218)  (354,200)   (8,924)  (4,001)   9,032     (940)
NET ASSETS AT BEGINNING OF PERIOD...................   418,302    772,502    34,198   38,199   31,586   32,526
                                                     ---------  ---------  --------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 325,084  $ 418,302  $ 25,274  $34,198  $40,618  $31,586
                                                     =========  =========  ========  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    42,628     77,091     3,675    3,949    3,268    3,381
       Units issued.................................    81,407      8,789        57      224      692      220
       Units redeemed...............................   (90,217)   (43,252)   (1,388)    (498)    (183)    (333)
                                                     ---------  ---------  --------  -------  -------  -------
    Units outstanding at end of period..............    33,818     42,628     2,344    3,675    3,777    3,268
                                                     =========  =========  ========  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                     -----------------------------------------------------------
                                                           ADVANCED            ADVANCED           ADVANCED
                                                         SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -------------------- -----------------  ------------------
                                                                                 AST                 AST
                                                             AST              PARAMETRIC            PIMCO
                                                        NEW DISCOVERY      EMERGING MARKETS   LIMITED MATURITY
                                                     ASSET ALLOCATION (T)       EQUITY              BOND
                                                     -------------------- -----------------  ------------------
                                                          2012 (AB)         2012     2011      2012      2011
                                                     -------------------- -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................        $   11        $   (11) $   (195) $    (96) $   (390)
Net realized gains (losses).........................            (2)         2,326      (386)    2,652     1,409
Change in unrealized gains (losses).................           173            674    (6,898)    1,027        75
                                                            ------        -------  --------  --------  --------
Increase (decrease) in net assets from operations...           182          2,989    (7,479)    3,583     1,094
                                                            ------        -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................            --             --        --        --        --
Benefit payments....................................            --             --        --     6,574        --
Payments on termination.............................            --         (1,142)   (8,796)   (7,000)   (7,001)
Contract Maintenance Charge.........................            (4)           (86)     (116)      (64)      (64)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................         5,326         (6,537)      565     5,308        --
                                                            ------        -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................         5,322         (7,765)   (8,347)    4,818    (7,065)
                                                            ------        -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................         5,504         (4,776)  (15,826)    8,401    (5,971)
NET ASSETS AT BEGINNING OF PERIOD...................            --         21,283    37,109   107,751   113,722
                                                            ------        -------  --------  --------  --------
NET ASSETS AT END OF PERIOD.........................        $5,504        $16,507  $ 21,283  $116,152  $107,751
                                                            ======        =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........            --          2,452     3,368     9,234     9,845
       Units issued.................................           558             55     1,025     1,002        --
       Units redeemed...............................           (26)          (874)   (1,941)     (626)     (611)
                                                            ------        -------  --------  --------  --------
    Units outstanding at end of period..............           532          1,633     2,452     9,610     9,234
                                                            ======        =======  ========  ========  ========

--------
(t)On May 4, 2012, AST American Century Income & Growth merged into AST New Discovery Asset Allocation
(ab)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                   -------------------------------------------------------------
                                                        ADVANCED              ADVANCED             ADVANCED
                                                      SERIES TRUST          SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                   ------------------  ----------------------  ----------------
                                                           AST
                                                          PIMCO                  AST                  AST
                                                      TOTAL RETURN          PRESERVATION            QMA US
                                                          BOND            ASSET ALLOCATION       EQUITY ALPHA
                                                   ------------------  ----------------------  ----------------
                                                     2012      2011       2012        2011       2012     2011
                                                   --------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  3,388  $    (64) $  (38,947) $  (57,171) $  (171) $  (167)
Net realized gains (losses).......................    6,428    14,238     745,812     257,762      147      348
Change in unrealized gains (losses)...............   18,697    (8,584)     (4,343)   (242,045)   5,011      327
                                                   --------  --------  ----------  ----------  -------  -------
Increase (decrease) in net assets from operations.   28,513     5,590     702,522     (41,454)   4,987      508
                                                   --------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       --        --      49,500     176,581       --       --
Benefit payments..................................   13,140        --          --          --   13,152       --
Payments on termination...........................  (44,969)   (2,273)   (855,252)   (376,648)      --       --
Contract Maintenance Charge.......................      (79)      (85)    (29,876)    (29,186)     (12)     (13)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   33,078      (151)    637,849     109,854       99     (357)
                                                   --------  --------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.....................................    1,170    (2,509)   (197,779)   (119,399)  13,239     (370)
                                                   --------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS.................   29,683     3,081     504,743    (160,853)  18,226      138
NET ASSETS AT BEGINNING OF PERIOD.................  410,802   407,721   8,176,435   8,337,288   28,813   28,675
                                                   --------  --------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD....................... $440,485  $410,802  $8,681,178  $8,176,435  $47,039  $28,813
                                                   ========  ========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......   32,854    33,053     768,384     778,583    3,491    3,550
       Units issued...............................    3,463       221     154,447     179,226    1,458      350
       Units redeemed.............................   (3,566)     (420)   (170,981)   (189,425)    (111)    (409)
                                                   --------  --------  ----------  ----------  -------  -------
    Units outstanding at end of period............   32,751    32,854     751,850     768,384    4,838    3,491
                                                   ========  ========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                     ----------------------------------------------------------
                                                          ADVANCED             ADVANCED           ADVANCED
                                                        SERIES TRUST         SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ------------------  --------------------  --------------
                                                             AST                  AST
                                                          SCHRODERS      SCHRODERS MULTI-ASSET       AST
                                                     GLOBAL TACTICAL (V)   WORLD STRATEGIES    SMALL-CAP GROWTH
                                                     ------------------  --------------------  --------------
                                                       2012      2011       2012       2011     2012     2011
                                                     --------  --------  ---------  ---------  ------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $ (2,428) $ (2,831) $   5,301  $   1,058  $  (37)  $  (36)
Net realized gains (losses).........................    5,574    18,105     36,701     43,148      43      101
Change in unrealized gains (losses).................   39,408   (28,502)    27,409   (109,998)    301     (171)
                                                     --------  --------  ---------  ---------  ------   ------
Increase (decrease) in net assets from operations...   42,554   (13,228)    69,411    (65,792)    307     (106)
                                                     --------  --------  ---------  ---------  ------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    4,500     4,500         --        319      --       --
Benefit payments....................................       --        --         --         --      --       --
Payments on termination.............................       --   (28,917)  (161,392)   (40,142)     --       --
Contract Maintenance Charge.........................     (878)     (401)    (5,373)    (4,232)     (4)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  100,864   (23,088)   295,683    (80,486)    (45)     (14)
                                                     --------  --------  ---------  ---------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................  104,486   (47,906)   128,918   (124,541)    (49)     (17)
                                                     --------  --------  ---------  ---------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................  147,040   (61,134)   198,329   (190,333)    258     (123)
NET ASSETS AT BEGINNING OF PERIOD...................  255,428   316,562    622,521    812,854   2,785    2,908
                                                     --------  --------  ---------  ---------  ------   ------
NET ASSETS AT END OF PERIOD......................... $402,468  $255,428  $ 820,850  $ 622,521  $3,043   $2,785
                                                     ========  ========  =========  =========  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   27,825    33,273     66,246     82,234     251      257
       Units issued.................................   12,625     8,137     49,224     41,583      21      102
       Units redeemed...............................   (2,038)  (13,585)   (35,644)   (57,571)    (24)    (108)
                                                     --------  --------  ---------  ---------  ------   ------
    Units outstanding at end of period..............   38,412    27,825     79,826     66,246     248      251
                                                     ========  ========  =========  =========  ======   ======

--------
(v)Previously known as AST CLS Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                                     ------------------------------------------------------------
                                                          ADVANCED             ADVANCED             ADVANCED
                                                        SERIES TRUST         SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     -----------------  ----------------------  ----------------
                                                                                  AST                  AST
                                                            AST              T. ROWE PRICE        T. ROWE PRICE
                                                      SMALL-CAP VALUE      ASSET ALLOCATION       EQUITY INCOME
                                                     -----------------  ----------------------  ----------------
                                                       2012      2011      2012        2011       2012     2011
                                                     --------  -------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (291) $  (256) $  (17,720) $  (32,911) $  (780) $  (317)
Net realized gains (losses).........................    3,421      496     202,767     182,088       14     (310)
Change in unrealized gains (losses).................    1,709   (2,629)    398,400    (212,025)   7,635     (882)
                                                     --------  -------  ----------  ----------  -------  -------
Increase (decrease) in net assets from operations...    4,839   (2,389)    583,447     (62,848)   6,869   (1,509)
                                                     --------  -------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --       --      82,961       2,137       --       --
Benefit payments....................................       --       --          --          --   13,151       --
Payments on termination.............................     (309)    (842)   (188,578)   (116,679)    (493)  (1,254)
Contract Maintenance Charge.........................      (20)     (19)    (11,585)    (10,737)     (11)     (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (11,983)    (164)    (32,423)   (503,436)     174       --
                                                     --------  -------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (12,312)  (1,025)   (149,625)   (628,715)  12,821   (1,265)
                                                     --------  -------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   (7,473)  (3,414)    433,822    (691,563)  19,690   (2,774)
NET ASSETS AT BEGINNING OF PERIOD...................   30,106   33,520   5,235,446   5,927,009   43,597   46,371
                                                     --------  -------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 22,633  $30,106  $5,669,268  $5,235,446  $63,287  $43,597
                                                     ========  =======  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    3,175    3,279     523,825     595,277    6,155    6,324
       Units issued.................................       32      108      87,111     149,186    1,659       --
       Units redeemed...............................   (1,167)    (212)   (103,551)   (220,638)    (124)    (169)
                                                     --------  -------  ----------  ----------  -------  -------
    Units outstanding at end of period..............    2,040    3,175     507,385     523,825    7,690    6,155
                                                     ========  =======  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     --------------------------------------------------------
                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                            AST                AST
                                                       T. ROWE PRICE      T. ROWE PRICE           AST
                                                           GLOBAL           LARGE-CAP        T. ROWE PRICE
                                                            BOND             GROWTH        NATURAL RESOURCES
                                                     -----------------  ----------------  ------------------
                                                       2012      2011     2012     2011     2012      2011
                                                     --------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    601  $ 1,159  $  (481) $  (440) $ (1,137) $ (1,121)
Net realized gains (losses).........................    1,361      683    1,272      224    (2,180)   (1,146)
Change in unrealized gains (losses).................      817      707    4,292     (815)    5,601   (21,080)
                                                     --------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...    2,779    2,549    5,083   (1,031)    2,284   (23,347)
                                                     --------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --       --       --       --       131    12,060
Benefit payments....................................       --       --       --       --        --        --
Payments on termination.............................  (38,786)  (2,245)      --       --    (3,908)   (3,864)
Contract Maintenance Charge.........................      (48)     (55)     (18)     (17)      (62)      (67)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    3,435      (77)  (4,267)     (17)    4,786     5,195
                                                     --------  -------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (35,399)  (2,377)  (4,285)     (34)      947    13,324
                                                     --------  -------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (32,620)     172      798   (1,065)    3,231   (10,023)
NET ASSETS AT BEGINNING OF PERIOD...................   94,959   94,787   31,899   32,964   113,981   124,004
                                                     --------  -------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 62,339  $94,959  $32,697  $31,899  $117,212  $113,981
                                                     ========  =======  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    7,844    8,040    3,213    3,221    13,521    12,348
       Units issued.................................      282       40    1,361      118       997     3,336
       Units redeemed...............................   (3,185)    (236)  (1,739)    (126)     (904)   (2,163)
                                                     --------  -------  -------  -------  --------  --------
    Units outstanding at end of period..............    4,941    7,844    2,835    3,213    13,614    13,521
                                                     ========  =======  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 ---------------------------------------------------------------
                                                                                               ALLIANCE
                                                      ADVANCED           ADVANCED         BERNSTEIN VARIABLE
                                                    SERIES TRUST       SERIES TRUST       PRODUCT SERIES FUND
                                                     SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------- ------------------------
                                                   AST WELLINGTON
                                                     MANAGEMENT      AST WESTERN ASSET         ALLIANCE
                                                    HEDGED EQUITY     CORE PLUS BOND     BERNSTEIN VPS GROWTH
                                                 ------------------  ----------------- ------------------------
                                                   2012      2011          2012            2012         2011
                                                 --------  --------  ----------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (1,459) $ (1,397)      $   (43)     $  (371,560) $  (412,028)
Net realized gains (losses).....................      267     1,133             3          906,925      794,789
Change in unrealized gains (losses).............   11,167    (5,653)          175        2,022,707     (444,175)
                                                 --------  --------       -------      -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    9,975    (5,917)          135        2,558,072      (61,414)
                                                 --------  --------       -------      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --            --              297       26,052
Benefit payments................................       --        --        13,144         (450,417)    (595,284)
Payments on termination.........................       --    (1,365)           --       (2,702,211)  (3,197,043)
Contract Maintenance Charge.....................      (58)      (57)           --          (53,854)     (60,439)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    2,264       (67)          123         (555,814)  (1,017,086)
                                                 --------  --------       -------      -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................    2,206    (1,489)       13,267       (3,761,999)  (4,843,800)
                                                 --------  --------       -------      -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   12,181    (7,406)       13,402       (1,203,927)  (4,905,214)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  106,466   113,872            --       22,252,361   27,157,575
                                                 --------  --------       -------      -----------  -----------
NET ASSETS AT END OF PERIOD..................... $118,647  $106,466       $13,402      $21,048,434  $22,252,361
                                                 ========  ========       =======      ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   13,333    13,556            --        2,393,760    2,945,967
       Units issued.............................      558     1,400         1,124           48,119       84,667
       Units redeemed...........................     (297)   (1,623)          (43)        (398,114)    (636,874)
                                                 --------  --------       -------      -----------  -----------
    Units outstanding at end of period..........   13,594    13,333         1,081        2,043,765    2,393,760
                                                 ========  ========       =======      ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                        ------------------------------------------------------------------------------
                                                 ALLIANCE                  ALLIANCE                  ALLIANCE
                                            BERNSTEIN VARIABLE        BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                           PRODUCT SERIES FUND        PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                               SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                        -------------------------  ------------------------  ------------------------
                                          ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                             GROWTH & INCOME          INTERNATIONAL VALUE        LARGE CAP GROWTH
                                        -------------------------  ------------------------  ------------------------
                                            2012         2011          2012         2011         2012         2011
                                        -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (205,673) $   (375,760) $   (49,018) $   392,248  $  (293,468) $  (300,393)
Net realized gains (losses)............    (622,276)   (3,254,801)  (1,541,139)  (1,074,573)     384,760      514,708
Change in unrealized gains
 (losses)..............................   9,658,628     6,661,474    3,365,049   (3,045,290)   2,192,621   (1,035,026)
                                        -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   8,830,679     3,030,913    1,774,892   (3,727,615)   2,283,913     (820,711)
                                        -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      19,599        13,229       10,507        5,738        3,538       14,700
Benefit payments.......................  (1,434,969)   (2,082,472)    (386,819)    (425,476)    (451,558)    (438,015)
Payments on termination................  (6,180,072)   (8,247,752)  (2,109,077)  (2,675,868)  (1,315,186)  (2,020,544)
Contract Maintenance Charge............     (75,684)      (84,596)     (65,605)     (79,708)     (18,634)     (19,346)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (1,696,289)   (5,752,115)    (317,571)   1,294,197      (93,541)    (563,766)
                                        -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (9,367,415)  (16,153,706)  (2,868,565)  (1,881,117)  (1,875,381)  (3,026,971)
                                        -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................    (536,736)  (13,122,793)  (1,093,673)  (5,608,732)     408,532   (3,847,682)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  60,388,482    73,511,275   15,325,129   20,933,861   17,080,919   20,928,601
                                        -----------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $59,851,746  $ 60,388,482  $14,231,456  $15,325,129  $17,489,451  $17,080,919
                                        ===========  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   5,403,318     6,809,249    1,895,514    2,052,069    2,470,154    2,883,560
       Units issued....................     136,850       173,750      130,163      268,157      186,645      110,249
       Units redeemed..................    (888,305)   (1,579,681)    (458,257)    (424,712)    (453,068)    (523,655)
                                        -----------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................   4,651,863     5,403,318    1,567,420    1,895,514    2,203,731    2,470,154
                                        ===========  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 -------------------------------------------------------------------
                                                         ALLIANCE                 ALLIANCE             AMERICAN
                                                    BERNSTEIN VARIABLE       BERNSTEIN VARIABLE    CENTURY VARIABLE
                                                    PRODUCT SERIES FUND      PRODUCT SERIES FUND   PORTFOLIOS, INC.
                                                        SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ----------------------  ----------------
                                                  ALLIANCE BERNSTEIN VPS          ALLIANCE         AMERICAN CENTURY
                                                    SMALL/MID CAP VALUE      BERNSTEIN VPS VALUE      VP BALANCED
                                                 ------------------------  ----------------------  ----------------
                                                     2012         2011        2012        2011       2012     2011
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (263,785) $  (318,065) $      265  $   (8,399) $    65  $    48
Net realized gains (losses).....................     981,954      414,516     (52,577)   (135,933)      41      (51)
Change in unrealized gains (losses).............   2,161,593   (2,382,958)    238,729      56,699      950      395
                                                 -----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................   2,879,762   (2,286,507)    186,417     (87,633)   1,056      392
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       3,600       15,689          --          --       --       --
Benefit payments................................    (453,719)    (243,293)    (32,255)    (85,600)      --       --
Payments on termination.........................  (2,938,544)  (3,517,449)   (200,723)   (261,184)    (687)    (684)
Contract Maintenance Charge.....................     (80,749)     (92,072)     (5,515)     (6,771)      --       --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (344,354)  (1,013,765)    (38,067)   (214,227)      --       --
                                                 -----------  -----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (3,813,766)  (4,850,890)   (276,560)   (567,782)    (687)    (684)
                                                 -----------  -----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    (934,004)  (7,137,397)    (90,143)   (655,415)     369     (292)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  18,974,275   26,111,672   1,442,471   2,097,886   10,358   10,650
                                                 -----------  -----------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $18,040,271  $18,974,275  $1,352,328  $1,442,471  $10,727  $10,358
                                                 ===========  ===========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,021,710    1,262,619     167,471     231,115      645      688
       Units issued.............................      28,205       42,115       2,670       9,139       --       --
       Units redeemed...........................    (215,522)    (283,024)    (31,516)    (72,783)     (39)     (43)
                                                 -----------  -----------  ----------  ----------  -------  -------
    Units outstanding at end of period..........     834,393    1,021,710     138,625     167,471      606      645
                                                 ===========  ===========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     ---------------------------------------------------------
                                                        AMERICAN           DREYFUS
                                                     CENTURY VARIABLE SOCIALLY RESPONSIBLE    DREYFUS STOCK
                                                     PORTFOLIOS, INC. GROWTH FUND, INC.        INDEX FUND
                                                       SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                                     --------------   -------------------  ------------------
                                                                           DREYFUS
                                                     AMERICAN CENTURY SOCIALLY RESPONSIBLE    DREYFUS STOCK
                                                     VP INTERNATIONAL    GROWTH FUND           INDEX FUND
                                                     --------------   -------------------  ------------------
                                                      2012     2011     2012       2011      2012      2011
                                                     ------   ------   -------   -------   --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (29)  $   (3) $   (78)   $   (75)  $  2,770  $  1,897
Net realized gains (losses).........................      6        8       18      1,518     26,618     5,617
Change in unrealized gains (losses).................    844     (654)   1,532     (2,018)    31,254    (7,207)
                                                     ------   ------   -------   -------   --------  --------
Increase (decrease) in net assets from operations...    821     (649)   1,472       (575)    60,642       307
                                                     ------   ------   -------   -------   --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --       --       --         --         --        --
Benefit payments....................................     --       --       --         --     (7,727)   (6,902)
Payments on termination.............................     --       --       --     (3,792)   (26,638)  (10,390)
Contract Maintenance Charge.........................     (4)      (4)      (9)        (9)      (293)     (344)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     --       --       --          6    (16,734)  (13,336)
                                                     ------   ------   -------   -------   --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     (4)      (4)      (9)    (3,795)   (51,392)  (30,972)
                                                     ------   ------   -------   -------   --------  --------
INCREASE (DECREASE) IN NET ASSETS...................    817     (653)   1,463     (4,370)     9,250   (30,665)
NET ASSETS AT BEGINNING OF PERIOD...................  4,232    4,885   13,983     18,353    441,771   472,436
                                                     ------   ------   -------   -------   --------  --------
NET ASSETS AT END OF PERIOD......................... $5,049   $4,232  $15,446    $13,983   $451,021  $441,771
                                                     ======   ======   =======   =======   ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    322      322    1,400      1,915     38,924    42,099
       Units issued.................................     --       --       --         --         --     3,040
       Units redeemed...............................     (1)      --       (1)      (515)    (4,138)   (6,215)
                                                     ------   ------   -------   -------   --------  --------
    Units outstanding at end of period..............    321      322    1,399      1,400     34,786    38,924
                                                     ======   ======   =======   =======   ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 --------------------------------------------------------------
                                                  DREYFUS VARIABLE     DREYFUS VARIABLE        DWS VARIABLE
                                                   INVESTMENT FUND      INVESTMENT FUND    INVESTMENT SERIES I
                                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------  --------------------  -------------------
                                                                              VIF
                                                 VIF GROWTH & INCOME     MONEY MARKET         DWS BOND VIP A
                                                 ------------------  --------------------  -------------------
                                                   2012      2011       2012       2011      2012       2011
                                                 --------  --------  ---------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    (68) $   (246) $  (7,772) $  (9,598) $ 12,238  $  30,828
Net realized gains (losses).....................      230    (2,439)        --         --       (69)   (62,798)
Change in unrealized gains (losses).............   12,853      (803)        (1)        --    11,227     53,772
                                                 --------  --------  ---------  ---------  --------  ---------
Increase (decrease) in net assets from
 operations.....................................   13,015    (3,488)    (7,773)    (9,598)   23,396     21,802
                                                 --------  --------  ---------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --        708        650       900         --
Benefit payments................................       --    (4,524)    (3,842)   (15,227)   (4,012)    (4,398)
Payments on termination.........................  (21,379)  (30,153)  (265,019)  (458,625)  (28,152)  (151,273)
Contract Maintenance Charge.....................      (83)      (98)      (294)      (256)       --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (3,922)       47    205,464    356,972    77,536    (96,530)
                                                 --------  --------  ---------  ---------  --------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (25,384)  (34,728)   (62,983)  (116,486)   46,272   (252,201)
                                                 --------  --------  ---------  ---------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (12,369)  (38,216)   (70,756)  (126,084)   69,668   (230,399)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   87,577   125,793    576,805    702,889   295,546    525,945
                                                 --------  --------  ---------  ---------  --------  ---------
NET ASSETS AT END OF PERIOD..................... $ 75,208  $ 87,577  $ 506,049  $ 576,805  $365,214  $ 295,546
                                                 ========  ========  =========  =========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    8,262    11,393     53,463     64,599    20,291     37,888
       Units issued.............................       --         4     19,763     42,450     5,417     47,428
       Units redeemed...........................   (2,402)   (3,135)   (25,919)   (53,586)   (2,283)   (65,025)
                                                 --------  --------  ---------  ---------  --------  ---------
    Units outstanding at end of period..........    5,860     8,262     47,307     53,463    23,425     20,291
                                                 ========  ========  =========  =========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 --------------------------------------------------------------------
                                                      DWS VARIABLE         DWS VARIABLE            DWS VARIABLE
                                                  INVESTMENT SERIES I   INVESTMENT SERIES I     INVESTMENT SERIES I
                                                      SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                                 ---------------------  --------------------  ----------------------
                                                          DWS                   DWS              DWS GLOBAL SMALL
                                                  CAPITAL GROWTH VIP A  CORE EQUITY VIP A (I)    CAP GROWTH VIP A
                                                 ---------------------  --------------------  ----------------------
                                                    2012       2011       2012       2011        2012        2011
                                                 ---------  ----------  --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   1,426  $      271  $  2,088   $  1,847   $     (424) $    9,178
Net realized gains (losses).....................    35,902      44,860     1,020    (25,528)      59,619      11,128
Change in unrealized gains (losses).............   106,507    (102,810)   53,091     19,209       84,629    (151,443)
                                                 ---------  ----------  --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   143,835     (57,679)   56,199     (4,472)     143,824    (131,137)
                                                 ---------  ----------  --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     1,900       1,500     1,275         --        1,480       5,105
Benefit payments................................   (20,110)     (1,745)     (465)    (1,965)     (34,408)     (1,696)
Payments on termination.........................  (161,104)    (34,388)  (78,240)   (25,079)     (96,316)    (34,064)
Contract Maintenance Charge.....................        --          --        --         --           --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (3,610)   (109,776)   (2,266)    17,914      (67,078)    125,017
                                                 ---------  ----------  --------   --------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (182,924)   (144,409)  (79,696)    (9,130)    (196,322)     94,362
                                                 ---------  ----------  --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (39,089)   (202,088)  (23,497)   (13,602)     (52,498)    (36,775)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   967,243   1,169,331   405,459    419,061    1,053,837   1,090,612
                                                 ---------  ----------  --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $ 928,154  $  967,243  $381,962   $405,459   $1,001,339  $1,053,837
                                                 =========  ==========  ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    82,485      94,538    38,834     39,787       45,832      42,438
       Units issued.............................       669      25,899       830     23,657           69      14,103
       Units redeemed...........................   (14,468)    (37,952)   (7,832)   (24,610)      (7,875)    (10,709)
                                                 ---------  ----------  --------   --------   ----------  ----------
    Units outstanding at end of period..........    68,686      82,485    31,832     38,834       38,026      45,832
                                                 =========  ==========  ========   ========   ==========  ==========

--------
(i)Previously known as DWS Growth and Income VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 -----------------------------------------------------------------
                                                    DWS VARIABLE          DWS VARIABLE           DWS VARIABLE
                                                 INVESTMENT SERIES I  INVESTMENT SERIES II   INVESTMENT SERIES II
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------------  -------------------
                                                  DWS INTERNATIONAL     DWS GLOBAL INCOME            DWS
                                                        VIP A         BUILDER VIP A II (J)   MONEY MARKET VIP A II
                                                 ------------------  ----------------------  -------------------
                                                   2012      2011       2012        2011       2012        2011
                                                 --------  --------  ----------  ----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  4,266  $  3,673  $   10,053  $   11,645  $ (1,576)  $  (2,093)
Net realized gains (losses).....................  (10,641)  (13,579)      5,837       6,186        --          --
Change in unrealized gains (losses).............   61,118   (51,919)    125,117     (44,163)       (1)         --
                                                 --------  --------  ----------  ----------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................   54,743   (61,825)    141,007     (26,332)   (1,577)     (2,093)
                                                 --------  --------  ----------  ----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      480       480          --          --   (25,904)    177,179
Benefit payments................................     (247)     (477)     11,083     (23,070)       --      (8,369)
Payments on termination.........................  (11,061)  (22,313)    (64,276)   (119,441)  (60,750)    (24,146)
Contract Maintenance Charge.....................       --        --          --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (8,847)  (12,784)     (9,752)    (88,249)    2,872    (238,875)
                                                 --------  --------  ----------  ----------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  (19,675)  (35,094)    (62,945)   (230,760)  (83,782)    (94,211)
                                                 --------  --------  ----------  ----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   35,068   (96,919)     78,062    (257,092)  (85,359)    (96,304)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  288,527   385,446   1,185,241   1,442,333   258,653     354,957
                                                 --------  --------  ----------  ----------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $323,595  $288,527  $1,263,303  $1,185,241  $173,294   $ 258,653
                                                 ========  ========  ==========  ==========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   30,705    33,909     102,358     121,881    24,653      33,575
       Units issued.............................      133        73       1,495       6,198     4,996      43,434
       Units redeemed...........................   (2,081)   (3,277)     (6,597)    (25,721)  (13,000)    (52,356)
                                                 --------  --------  ----------  ----------  --------   ---------
    Units outstanding at end of period..........   28,757    30,705      97,256     102,358    16,649      24,653
                                                 ========  ========  ==========  ==========  ========   =========

--------
(j)Previously known as DWS Balanced VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------
                                             DWS VARIABLE              FEDERATED            FIDELITY VARIABLE
                                          INVESTMENT SERIES II     INSURANCE SERIES      INSURANCE PRODUCTS FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------   ------------------------  -----------------------
                                           DWS SMALL MID CAP           FEDERATED
                                            GROWTH VIP A II       PRIME MONEY FUND II         VIP CONTRAFUND
                                          ------------------   ------------------------  -----------------------
                                            2012       2011        2012         2011        2012         2011
                                          --------   --------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (2,120)  $   (736) $  (111,517) $  (141,129) $   (4,659) $   (23,749)
Net realized gains (losses)..............   10,985     23,878           --           --      88,885       11,478
Change in unrealized gains (losses)......   34,589    (33,303)          --           --     605,582     (141,592)
                                          --------   --------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................   43,454    (10,161)    (111,517)    (141,129)    689,808     (153,863)
                                          --------   --------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      540        540        2,060        2,660      52,955       45,483
Benefit payments.........................  (12,292)        --     (291,988)    (410,788)    (85,307)      (1,402)
Payments on termination..................  (76,141)    (8,526)  (1,024,545)  (2,028,744)   (870,050)  (1,060,837)
Contract Maintenance Charge..............       --         --       (6,694)      (8,270)     (4,672)      (5,208)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    2,282    (25,609)    (305,914)     160,513     (92,303)    (531,259)
                                          --------   --------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (85,611)   (33,595)  (1,627,081)  (2,284,629)   (999,377)  (1,553,223)
                                          --------   --------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (42,157)   (43,756)  (1,738,598)  (2,425,758)   (309,569)  (1,707,086)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  323,810    367,566    8,815,754   11,241,512   4,844,855    6,551,941
                                          --------   --------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF PERIOD.............. $281,653   $323,810  $ 7,077,156  $ 8,815,754  $4,535,286  $ 4,844,855
                                          ========   ========  ===========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   29,526     31,970      726,735      916,815     322,241      416,956
       Units issued......................      647     25,396       10,223       57,753       8,327       22,229
       Units redeemed....................   (7,543)   (27,840)    (148,227)    (247,833)    (67,428)    (116,944)
                                          --------   --------  -----------  -----------  ----------  -----------
    Units outstanding at end of period...   22,630     29,526      588,731      726,735     263,140      322,241
                                          ========   ========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                           -----------------------------------------------------------------------
                                             FIDELITY VARIABLE        FIDELITY VARIABLE       FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ---------------------   ----------------------  ----------------------
                                             VIP EQUITY-INCOME           VIP GROWTH            VIP HIGH INCOME
                                           ---------------------   ----------------------  ----------------------
                                              2012        2011        2012        2011        2012        2011
                                           ---------   ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  12,274   $    9,867  $  (23,875) $  (32,612) $   33,783  $   54,987
Net realized gains (losses)...............    39,853      (26,801)     59,579      44,707      (7,980)    (22,706)
Change in unrealized gains (losses).......    71,357       12,210     340,945     (34,590)     84,727      (3,888)
                                           ---------   ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................   123,484       (4,724)    376,649     (22,495)    110,530      28,393
                                           ---------   ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     5,939        1,396      16,329      25,188       9,935       3,735
Benefit payments..........................   (45,891)     (32,486)    (61,926)    (37,850)    (35,210)      2,551
Payments on termination...................  (183,281)    (117,565)   (392,288)   (447,624)   (263,275)   (216,513)
Contract Maintenance Charge...............      (444)        (523)     (3,694)     (4,083)       (822)       (944)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (36,040)     (13,032)     21,622    (125,137)    (27,684)    (61,019)
                                           ---------   ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (259,717)    (162,210)   (419,957)   (589,506)   (317,056)   (272,190)
                                           ---------   ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (136,233)    (166,934)    (43,308)   (612,001)   (206,526)   (243,797)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   920,166    1,087,100   2,908,633   3,520,634   1,015,377   1,259,174
                                           ---------   ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 783,933   $  920,166  $2,865,325  $2,908,633  $  808,851  $1,015,377
                                           =========   ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    73,046       85,799     320,931     383,708      76,524      97,881
       Units issued.......................       515        2,627      13,924      18,500       1,697      14,169
       Units redeemed.....................   (19,548)     (15,380)    (53,761)    (81,277)    (24,187)    (35,526)
                                           ---------   ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period....    54,013       73,046     281,094     320,931      54,034      76,524
                                           =========   ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ------------------------------------------------------------------------
                                             FIDELITY VARIABLE        FIDELITY VARIABLE      FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          -----------------------  ----------------------  ---------------------
                                                                             VIP
                                               VIP INDEX 500        INVESTMENT GRADE BOND       VIP OVERSEAS
                                          -----------------------  ----------------------  ---------------------
                                             2012         2011        2012        2011        2012        2011
                                          ----------  -----------  ----------  ----------  ---------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   24,340  $    20,460  $   12,903  $   25,880  $   5,234   $     (542)
Net realized gains (losses)..............    165,676      208,663      52,028      73,972    (27,526)     (15,265)
Change in unrealized gains (losses)......    367,424     (160,427)        593       5,275    191,337     (192,264)
                                          ----------  -----------  ----------  ----------  ---------   ----------
Increase (decrease) in net assets from
 operations..............................    557,440       68,696      65,524     105,127    169,045     (208,071)
                                          ----------  -----------  ----------  ----------  ---------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     15,995       20,564       5,236       5,864      5,698        6,339
Benefit payments.........................   (129,594)     (30,443)    (13,598)     (9,904)   (18,991)      19,423
Payments on termination..................   (579,355)    (867,310)   (222,956)   (406,525)  (110,718)    (162,288)
Contract Maintenance Charge..............     (3,435)      (3,932)     (1,402)     (1,537)      (948)      (1,171)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (69,588)    (266,372)      5,549    (248,399)   (32,825)    (198,422)
                                          ----------  -----------  ----------  ----------  ---------   ----------
Increase (decrease) in net assets from
 contract transactions...................   (765,977)  (1,147,493)   (227,171)   (660,501)  (157,784)    (336,119)
                                          ----------  -----------  ----------  ----------  ---------   ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (208,537)  (1,078,797)   (161,647)   (555,374)    11,261     (544,190)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,029,152    5,107,949   1,515,285   2,070,659    934,975    1,479,165
                                          ----------  -----------  ----------  ----------  ---------   ----------
NET ASSETS AT END OF PERIOD.............. $3,820,615  $ 4,029,152  $1,353,638  $1,515,285  $ 946,236   $  934,975
                                          ==========  ===========  ==========  ==========  =========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    421,458      535,909      83,214     120,751     99,068      128,034
       Units issued......................      8,093       27,921       4,517       3,767      6,270        7,005
       Units redeemed....................    (79,446)    (142,372)    (16,699)    (41,304)   (21,371)     (35,971)
                                          ----------  -----------  ----------  ----------  ---------   ----------
    Units outstanding at end of period...    350,105      421,458      71,032      83,214     83,967       99,068
                                          ==========  ===========  ==========  ==========  =========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                           ---------------------------------------------------------------------------
                                           FIDELITY VARIABLE            FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                           (SERVICE CLASS 2)            (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                              SUB-ACCOUNT                  SUB-ACCOUNT              SUB-ACCOUNT
                                           ----------------------  --------------------------  ----------------------
                                               VIP ASSET
                                             MANAGER GROWTH              VIP CONTRAFUND          VIP EQUITY-INCOME
                                           (SERVICE CLASS 2)            (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                           ----------------------  --------------------------  ----------------------
                                             2012        2011          2012          2011         2012        2011
                                            -------     --------   ------------  ------------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (141)    $   (479)   $   (329,503) $   (604,714) $   8,025   $   4,015
Net realized gains (losses)...............     374        7,560        (940,831)   (2,822,473)    34,466     (25,196)
Change in unrealized gains (losses).......   6,429      (16,951)      9,219,358       878,933     56,491      20,481
                                            -------     --------   ------------  ------------  ---------   ---------
Increase (decrease) in net assets from
 operations...............................   6,662       (9,870)      7,949,024    (2,548,254)    98,982        (700)
                                            -------     --------   ------------  ------------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --           --          73,846       155,666         --          --
Benefit payments..........................      --           --      (1,475,959)   (1,489,980)   (22,517)    (35,136)
Payments on termination...................      --      (45,573)     (9,386,163)  (11,401,366)   (97,382)   (181,243)
Contract Maintenance Charge...............      (9)          (5)       (251,239)     (286,387)      (293)       (327)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     105        9,479      (3,180,036)   (3,098,273)    (7,022)        185
                                            -------     --------   ------------  ------------  ---------   ---------
Increase (decrease) in net assets from
 contract transactions....................      96      (36,099)    (14,219,551)  (16,120,340)  (127,214)   (216,521)
                                            -------     --------   ------------  ------------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................   6,758      (45,969)     (6,270,527)  (18,668,594)   (28,232)   (217,221)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  49,289       95,258      58,993,425    77,662,019    690,548     907,769
                                            -------     --------   ------------  ------------  ---------   ---------
NET ASSETS AT END OF PERIOD............... $56,047     $ 49,289    $ 52,722,898  $ 58,993,425  $ 662,316   $ 690,548
                                            =======     ========   ============  ============  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   4,527        8,119       5,398,327     6,780,816     64,523      84,114
       Units issued.......................       9        1,194         305,003       395,281      2,412       2,460
       Units redeemed.....................      --       (4,786)     (1,515,560)   (1,777,770)   (13,351)    (22,051)
                                            -------     --------   ------------  ------------  ---------   ---------
    Units outstanding at end of period....   4,536        4,527       4,187,770     5,398,327     53,584      64,523
                                            =======     ========   ============  ============  =========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ---------------------------------------------------------------------------
                                             FIDELITY VARIABLE         FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          -----------------------  ------------------------  -----------------------
                                                VIP FREEDOM               VIP FREEDOM              VIP FREEDOM
                                               2010 PORTFOLIO           2020 PORTFOLIO            2030 PORTFOLIO
                                             (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          -----------------------  ------------------------  -----------------------
                                              2012        2011         2012         2011        2012         2011
                                          -----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (3,041) $   21,497  $     5,132  $     9,234  $    8,795  $    (1,843)
Net realized gains (losses)..............     230,411     104,593      168,122       86,429      44,875       54,987
Change in unrealized gains (losses)......     545,104    (305,141)     463,264     (286,775)    244,633     (104,202)
                                          -----------  ----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................     772,474    (179,051)     636,518     (191,112)    298,303      (51,058)
                                          -----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       8,211      27,303        1,320        1,440          --       12,204
Benefit payments.........................    (158,323)   (129,009)    (242,560)    (168,950)         --           --
Payments on termination..................  (1,176,327)   (955,780)    (668,997)  (1,118,589)   (341,094)  (1,095,724)
Contract Maintenance Charge..............     (35,834)    (39,767)     (31,205)     (37,439)    (11,917)     (15,577)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (290,891)    747,779     (108,157)     513,021     333,246     (240,080)
                                          -----------  ----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,653,164)   (349,474)  (1,049,599)    (810,517)    (19,765)  (1,339,177)
                                          -----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (880,690)   (528,525)    (413,081)  (1,001,629)    278,538   (1,390,235)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,729,218   9,257,743    6,165,936    7,167,565   2,169,374    3,559,609
                                          -----------  ----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,848,528  $8,729,218  $ 5,752,855  $ 6,165,936  $2,447,912  $ 2,169,374
                                          ===========  ==========  ===========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     804,202     834,336      594,811      671,111     220,258      346,435
       Units issued......................      61,405     140,915       60,269      181,833      40,361       79,183
       Units redeemed....................    (206,399)   (171,049)    (156,557)    (258,133)    (41,562)    (205,360)
                                          -----------  ----------  -----------  -----------  ----------  -----------
    Units outstanding at end of
     period..............................     659,208     804,202      498,523      594,811     219,057      220,258
                                          ===========  ==========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------
                                             FIDELITY VARIABLE     FIDELITY VARIABLE          FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)     (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                                SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                                VIP FREEDOM
                                             INCOME PORTFOLIO          VIP GROWTH            VIP GROWTH & INCOME
                                             (SERVICE CLASS 2)     (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                          ----------------------  ----------------------  ------------------------
                                             2012        2011       2012         2011         2012         2011
                                          ----------  ----------   --------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (16,465) $     (721) $ (1,614)   $  (2,755)  $    38,479  $    30,369
Net realized gains (losses)..............     72,846      25,930     4,773       23,137       169,779     (103,839)
Change in unrealized gains (losses)......     78,045     (46,140)   11,632      (18,738)    1,568,381      214,920
                                          ----------  ----------   --------   ---------   -----------  -----------
Increase (decrease) in net assets from
 operations..............................    134,426     (20,931)   14,791        1,644     1,776,639      141,450
                                          ----------  ----------   --------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     12,000      15,870        60          105           300          240
Benefit payments.........................    (29,209)    (42,752)       --           --      (234,471)    (318,151)
Payments on termination..................   (714,197)   (938,108)  (18,080)    (111,816)   (1,217,146)  (1,355,913)
Contract Maintenance Charge..............    (14,551)    (17,529)      (98)        (152)      (36,193)     (39,055)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (107,242)    954,655        70       (4,061)       (4,363)   2,940,316
                                          ----------  ----------   --------   ---------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (853,199)    (27,864)  (18,048)    (115,924)   (1,491,873)   1,227,437
                                          ----------  ----------   --------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (718,773)    (48,795)   (3,257)    (114,280)      284,766    1,368,887
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,163,735   3,212,530   120,273      234,553    11,193,805    9,824,918
                                          ----------  ----------   --------   ---------   -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $2,444,962  $3,163,735  $117,016    $ 120,273   $11,478,571  $11,193,805
                                          ==========  ==========   ========   =========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    280,502     284,700    13,698       26,806     1,028,331      903,154
       Units issued......................     19,187     101,539        69          547        47,114      336,864
       Units redeemed....................    (92,530)   (105,737)   (1,991)     (13,655)     (169,355)    (211,687)
                                          ----------  ----------   --------   ---------   -----------  -----------
    Units outstanding at end of
     period..............................    207,159     280,502    11,776       13,698       906,090    1,028,331
                                          ==========  ==========   ========   =========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ---------------------------------------------------------------------------
                                             FIDELITY VARIABLE         FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          -----------------------  ------------------------  -----------------------
                                              VIP GROWTH STOCK          VIP HIGH INCOME           VIP INDEX 500
                                             (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          -----------------------  ------------------------  -----------------------
                                             2012         2011         2012         2011         2012        2011
                                          ----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (15,244) $   (34,343) $   223,293  $   337,295  $    16,013  $   10,483
Net realized gains (losses)..............    113,858      109,160       17,011      (19,373)     237,095     130,880
Change in unrealized gains (losses)......    113,991     (130,028)     483,883     (162,363)     634,984    (108,172)
                                          ----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    212,605      (55,211)     724,187      155,559      888,092      33,191
                                          ----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,296        2,275          184          144        5,446       4,153
Benefit payments.........................    (30,267)     (56,142)    (190,543)    (183,995)     (68,335)    (82,003)
Payments on termination..................    (78,050)    (533,113)    (980,219)  (1,218,398)  (1,018,074)   (888,331)
Contract Maintenance Charge..............     (5,519)     (10,455)     (23,032)     (25,747)     (32,509)    (34,663)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (291,116)    (513,297)    (306,153)     116,062      187,966     268,730
                                          ----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (399,656)  (1,110,732)  (1,499,763)  (1,311,934)    (925,506)   (732,114)
                                          ----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (187,051)  (1,165,943)    (775,576)  (1,156,375)     (37,414)   (698,923)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,315,106    2,481,049    6,476,306    7,632,681    6,686,531   7,385,454
                                          ----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $1,128,055  $ 1,315,106  $ 5,700,730  $ 6,476,306  $ 6,649,117  $6,686,531
                                          ==========  ===========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    125,392      232,528      465,643      560,690      683,837     756,651
       Units issued......................     37,636       49,735       10,926       43,234      112,587     137,339
       Units redeemed....................    (70,907)    (156,871)    (111,880)    (138,281)    (198,038)   (210,153)
                                          ----------  -----------  -----------  -----------  -----------  ----------
    Units outstanding at end of
     period..............................     92,121      125,392      364,689      465,643      598,386     683,837
                                          ==========  ===========  ===========  ===========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ----------------------------------------------------------------------------
                                          FIDELITY VARIABLE           FIDELITY VARIABLE         FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                          (SERVICE CLASS 2)           (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                            SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  ------------------------  -------------------------
                                          VIP INVESTMENT
                                            GRADE BOND                   VIP MIDCAP              VIP MONEY MARKET
                                          (SERVICE CLASS 2)           (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          ----------------------  ------------------------  -------------------------
                                           2012        2011           2012         2011         2012         2011
                                            ------      ------    -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   10      $   21      $  (191,462) $  (322,486) $  (236,592) $   (285,714)
Net realized gains (losses)..............     42          39        1,277,040      136,309           --            --
Change in unrealized gains (losses)......      6          14          833,615   (2,336,860)          --            --
                                            ------      ------    -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................     58          74        1,919,193   (2,523,037)    (236,592)     (285,714)
                                            ------      ------    -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     --          --            7,846       19,527       25,707        24,734
Benefit payments.........................     --          --         (298,248)    (401,345)    (491,666)     (478,568)
Payments on termination..................     --          --       (2,196,825)  (2,812,734)  (6,282,434)  (11,163,415)
Contract Maintenance Charge..............     (4)         (4)         (64,405)     (84,160)     (56,094)      (71,327)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     37         (13)        (760,929)  (1,536,296)   4,533,924     9,754,805
                                            ------      ------    -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................     33         (17)      (3,312,561)  (4,815,008)  (2,270,563)   (1,933,771)
                                            ------      ------    -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................     91          57       (1,393,368)  (7,338,045)  (2,507,155)   (2,219,485)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,453       1,396       15,901,004   23,239,049   16,084,697    18,304,182
                                            ------      ------    -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $1,544      $1,453      $14,507,636  $15,901,004  $13,577,542  $ 16,084,697
                                            ======      ======    ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    100         101        1,352,629    1,727,525    1,590,001     1,776,652
       Units issued......................      2          --           40,694      127,411      680,855     1,349,456
       Units redeemed....................     --          (1)        (294,894)    (502,307)    (907,900)   (1,536,107)
                                            ------      ------    -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    102         100        1,098,429    1,352,629    1,362,956     1,590,001
                                            ======      ======    ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          --------------------------------------------------------------------------
                                          FIDELITY VARIABLE               FRANKLIN                 FRANKLIN
                                          INSURANCE PRODUCTS FUND    TEMPLETON VARIABLE       TEMPLETON VARIABLE
                                          (SERVICE CLASS 2)       INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST
                                             SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  -----------------------  ------------------------
                                             VIP OVERSEAS            FRANKLIN FLEX CAP        FRANKLIN GROWTH AND
                                          (SERVICE CLASS 2)          GROWTH SECURITIES         INCOME SECURITIES
                                          ----------------------  -----------------------  ------------------------
                                            2012        2011         2012         2011         2012         2011
                                           -------     --------   ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (15)    $   (233)   $  (49,251) $   (61,293) $   432,797  $   825,017
Net realized gains (losses)..............  (1,382)      (2,031)      219,448      205,148     (738,354)  (1,685,781)
Change in unrealized gains (losses)......   7,014       (4,893)       99,281     (344,178)   3,731,498    1,213,282
                                           -------     --------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   5,617       (7,157)      269,478     (200,323)   3,425,941      352,518
                                           -------     --------   ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --           --            --           --       48,656       40,583
Benefit payments.........................      --      (10,837)     (114,190)     (92,756)    (470,919)  (1,450,898)
Payments on termination..................  (5,239)      (4,820)     (554,241)    (546,104)  (6,028,779)  (6,882,166)
Contract Maintenance Charge..............     (15)         (19)      (14,034)     (16,369)    (151,456)    (170,233)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      34           75      (170,253)    (179,612)    (384,687)  (1,213,523)
                                           -------     --------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,220)     (15,601)     (852,718)    (834,841)  (6,987,185)  (9,676,237)
                                           -------     --------   ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     397      (22,758)     (583,240)  (1,035,164)  (3,561,244)  (9,323,719)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  32,471       55,229     3,204,387    4,239,551   35,183,958   44,507,677
                                           -------     --------   ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $32,868     $ 32,471    $2,621,147  $ 3,204,387  $31,622,714  $35,183,958
                                           =======     ========   ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,126        4,410       277,094      344,012    2,359,682    3,005,843
       Units issued......................       2            5        18,560       22,646      103,780      134,045
       Units redeemed....................    (496)      (1,289)      (84,312)     (89,564)    (541,766)    (780,206)
                                           -------     --------   ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,632        3,126       211,342      277,094    1,921,696    2,359,682
                                           =======     ========   ==========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------------
                                                  FRANKLIN                   FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                                  FRANKLIN                   FRANKLIN              FRANKLIN LARGE CAP
                                           HIGH INCOME SECURITIES        INCOME SECURITIES          GROWTH SECURITIES
                                          ------------------------  --------------------------  ------------------------
                                              2012         2011         2012          2011          2012         2011
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   592,499  $   523,446  $  7,756,395  $  7,556,445  $  (285,247) $  (393,649)
Net realized gains (losses)..............     182,441      159,605    (1,385,646)   (1,736,616)     596,521     (183,311)
Change in unrealized gains (losses)......     649,588     (345,045)    9,949,306    (3,947,055)   3,773,756     (606,908)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,424,528      338,006    16,320,055     1,872,774    4,085,030   (1,183,868)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       3,600        3,600       119,716       246,395       66,632       77,206
Benefit payments.........................    (272,573)    (406,346)   (4,668,407)   (4,801,425)  (1,180,438)  (1,440,534)
Payments on termination..................  (1,735,303)  (1,894,199)  (26,250,972)  (27,077,404)  (5,139,447)  (5,450,210)
Contract Maintenance Charge..............     (20,340)     (26,077)     (472,726)     (559,649)    (148,289)    (173,669)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,177,087      238,532       666,522    (2,793,631)    (798,302)    (895,327)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (847,529)  (2,084,490)  (30,605,867)  (34,985,714)  (7,199,844)  (7,882,534)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     576,999   (1,746,484)  (14,285,812)  (33,112,940)  (3,114,814)  (9,066,402)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,675,281   12,421,765   163,348,682   196,461,622   38,730,337   47,796,739
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $11,252,280  $10,675,281  $149,062,870  $163,348,682  $35,615,523  $38,730,337
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     746,979      892,914    11,831,193    14,345,267    3,693,931    4,419,523
       Units issued......................     132,239      117,748       582,083       720,683      226,636      257,255
       Units redeemed....................    (186,844)    (263,683)   (2,675,277)   (3,234,757)    (847,747)    (982,847)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     692,374      746,979     9,737,999    11,831,193    3,072,820    3,693,931
                                          ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ---------------------------------------------------------------------------
                                                  FRANKLIN                 FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE       TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ----------------------   -----------------------
                                                                                                     FRANKLIN
                                                                                                  TEMPLETON VIP
                                             FRANKLIN SMALL CAP     FRANKLIN SMALL-MID CAP        FOUNDING FUNDS
                                              VALUE SECURITIES         GROWTH SECURITIES          ALLOCATION (U)
                                          ------------------------  ----------------------   -----------------------
                                              2012         2011        2012         2011      2012 (AD)      2011
                                          -----------  -----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (271,254) $  (337,560) $  (27,074)  $  (32,185) $    49,475  $  (42,323)
Net realized gains (losses)..............   1,066,663      803,963     182,627      230,406      470,796     173,785
Change in unrealized gains (losses)......   4,295,839   (2,434,752)    (10,925)    (303,754)    (237,804)   (312,220)
                                          -----------  -----------  ----------   ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................   5,091,248   (1,968,349)    144,628     (105,533)     282,467    (180,758)
                                          -----------  -----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      44,241      208,303       3,300        5,700       51,300      15,382
Benefit payments.........................    (938,466)    (830,417)     (6,137)     (11,934)          --          --
Payments on termination..................  (4,747,167)  (5,313,367)   (178,234)    (316,087)    (108,589)   (187,567)
Contract Maintenance Charge..............    (118,359)    (133,041)     (5,537)      (7,091)     (11,211)    (16,653)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,139,886)    (676,661)    (16,716)    (374,036)  (2,602,094)   (516,494)
                                          -----------  -----------  ----------   ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (6,899,637)  (6,745,183)   (203,324)    (703,448)  (2,670,594)   (705,332)
                                          -----------  -----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,808,389)  (8,713,532)    (58,696)    (808,981)  (2,388,127)   (886,090)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  34,174,903   42,888,435   1,617,644    2,426,625    2,388,127   3,274,217
                                          -----------  -----------  ----------   ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $32,366,514  $34,174,903  $1,558,948   $1,617,644  $        --  $2,388,127
                                          ===========  ===========  ==========   ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,730,895    2,037,656      89,165      124,888      265,706     352,994
       Units issued......................      95,905      179,005       2,298        4,698      173,071     117,776
       Units redeemed....................    (412,822)    (485,766)    (13,151)     (40,421)    (438,777)   (205,064)
                                          -----------  -----------  ----------   ----------  -----------  ----------
    Units outstanding at end of
     period..............................   1,413,978    1,730,895      78,312       89,165           --     265,706
                                          ===========  ===========  ==========   ==========  ===========  ==========

--------
(u)On September 21, 2012, Franklin Templeton VIP Founding Funds Allocation merged into AST Franklin Templeton Founding Funds Allocation
(ad)For the period beginning January 1, 2012 and ended September 21, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------------
                                                  FRANKLIN                  FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------------
                                                FRANKLIN U.S.             MUTUAL GLOBAL
                                            GOVERNMENT SECURITIES     DISCOVERY SECURITIES     MUTUAL SHARES SECURITIES
                                          ------------------------  ------------------------  --------------------------
                                              2012         2011         2012         2011         2012          2011
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   319,874  $   500,729  $   163,320  $   129,459  $    325,898  $    640,209
Net realized gains (losses)..............     341,816      381,751      858,353      540,827      (296,125)   (1,483,743)
Change in unrealized gains (losses)......    (559,317)     352,934      958,063   (1,552,608)    9,750,958    (1,272,604)
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................     102,373    1,235,414    1,979,736     (882,322)    9,780,731    (2,116,138)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      11,854        4,163        1,000        8,856       215,288       169,434
Benefit payments.........................    (701,840)    (606,010)    (326,698)    (459,234)   (1,997,881)   (2,320,242)
Payments on termination..................  (6,249,461)  (4,457,297)  (2,993,182)  (3,884,375)  (11,932,744)  (14,979,819)
Contract Maintenance Charge..............    (128,801)    (135,650)     (72,637)     (93,830)     (277,848)     (328,626)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   4,554,257   (2,741,339)  (1,443,551)    (658,472)   (2,845,868)   (5,297,279)
                                          -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,513,991)  (7,936,133)  (4,835,068)  (5,087,055)  (16,839,053)  (22,756,532)
                                          -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,411,618)  (6,700,719)  (2,855,332)  (5,969,377)   (7,058,322)  (24,872,670)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,171,146   36,871,865   19,043,183   25,012,560    84,958,096   109,830,766
                                          -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $27,759,528  $30,171,146  $16,187,851  $19,043,183  $ 77,899,774  $ 84,958,096
                                          ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,352,323    2,989,590    1,644,163    2,063,633     6,198,432     7,794,175
       Units issued......................     504,924      277,846       42,650      159,024       137,191       317,314
       Units redeemed....................    (700,841)    (915,113)    (430,177)    (578,494)   (1,265,963)   (1,913,057)
                                          -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................   2,156,406    2,352,323    1,256,636    1,644,163     5,069,660     6,198,432
                                          ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ------------------------------------------------------------------------------
                                                  FRANKLIN                   FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE         TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  --------------------------  ----------------------
                                            TEMPLETON DEVELOPING             TEMPLETON                 TEMPLETON
                                             MARKETS SECURITIES         FOREIGN SECURITIES      GLOBAL BOND SECURITIES
                                          ------------------------  --------------------------  ----------------------
                                              2012         2011         2012          2011         2012         2011
                                          -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (48,404) $  (167,032) $  1,274,354  $    130,350  $   97,655   $  100,311
Net realized gains (losses)..............     (26,212)     284,654    (2,152,400)   (1,417,766)    105,933      166,659
Change in unrealized gains (losses)......   2,283,133   (4,662,329)   14,940,606   (11,108,527)     64,934     (314,901)
                                          -----------  -----------  ------------  ------------  ----------   ----------
Increase (decrease) in net assets from
 operations..............................   2,208,517   (4,544,707)   14,062,560   (12,395,943)    268,522      (47,931)
                                          -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     165,430      106,220       161,536       190,283      11,466        2,000
Benefit payments.........................    (514,175)    (228,412)   (2,190,330)   (2,909,368)    (24,250)     (54,269)
Payments on termination..................  (3,250,651)  (4,355,158)  (11,972,032)  (15,602,574)   (549,976)    (599,580)
Contract Maintenance Charge..............     (85,723)    (108,718)     (317,010)     (387,295)     (3,872)      (6,738)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,228,066)     208,647    (4,348,319)      762,114      19,246      183,939
                                          -----------  -----------  ------------  ------------  ----------   ----------
Increase (decrease) in net assets from
 contract transactions...................  (4,913,185)  (4,377,421)  (18,666,155)  (17,946,840)   (547,386)    (474,648)
                                          -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,704,668)  (8,922,128)   (4,603,595)  (30,342,783)   (278,864)    (522,579)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  21,177,501   30,099,629    94,494,687   124,837,470   2,249,675    2,772,254
                                          -----------  -----------  ------------  ------------  ----------   ----------
NET ASSETS AT END OF
 PERIOD.................................. $18,472,833  $21,177,501  $ 89,891,092  $ 94,494,687  $1,970,811   $2,249,675
                                          ===========  ===========  ============  ============  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     673,412      793,285     6,285,468     7,285,652      92,186      112,541
       Units issued......................      37,888      104,476       267,987       705,645       5,721       11,901
       Units redeemed....................    (183,324)    (224,349)   (1,401,307)   (1,705,829)    (27,798)     (32,256)
                                          -----------  -----------  ------------  ------------  ----------   ----------
    Units outstanding at end of
     period..............................     527,976      673,412     5,152,148     6,285,468      70,109       92,186
                                          ===========  ===========  ============  ============  ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ---------------------------------------------------------------------------
                                                 FRANKLIN               GOLDMAN SACHS             GOLDMAN SACHS
                                            TEMPLETON VARIABLE             VARIABLE                 VARIABLE
                                          INSURANCE PRODUCTS TRUST     INSURANCE TRUST           INSURANCE TRUST
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  -----------------------  ------------------------
                                                TEMPLETON
                                            GROWTH SECURITIES        VIT LARGE CAP VALUE        VIT MID CAP VALUE
                                          -----------------------  -----------------------  ------------------------
                                             2012        2011         2012         2011         2012         2011
                                          ---------   ----------   ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   6,817   $   (1,051)  $  (15,537) $   (25,145) $   (22,809) $   (44,386)
Net realized gains (losses)..............   (26,649)     (24,859)      57,261     (165,373)     (57,009)     (77,647)
Change in unrealized gains (losses)......   196,000      (54,122)     648,798     (216,012)     716,356     (249,718)
                                          ---------   ----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   176,168      (80,032)     690,522     (406,530)     636,538     (371,751)
                                          ---------   ----------   ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        --          300          144          144        1,800        4,360
Benefit payments.........................   (18,277)     (35,503)     (78,870)     (92,953)     (43,189)     (93,276)
Payments on termination..................  (202,335)    (188,349)    (664,933)    (775,066)    (794,400)    (498,520)
Contract Maintenance Charge..............      (415)        (516)     (19,199)     (20,569)     (16,828)     (19,204)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      (127)     (22,564)     (28,293)     251,238     (231,993)     (75,735)
                                          ---------   ----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (221,154)    (246,632)    (791,151)    (637,206)  (1,084,610)    (682,375)
                                          ---------   ----------   ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (44,986)    (326,664)    (100,629)  (1,043,736)    (448,072)  (1,054,126)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   993,693    1,320,357    4,186,237    5,229,973    4,297,961    5,352,087
                                          ---------   ----------   ----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 948,707   $  993,693   $4,085,608  $ 4,186,237  $ 3,849,889  $ 4,297,961
                                          =========   ==========   ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    69,375       84,921      441,505      504,219      351,667      404,671
       Units issued......................       598          245       25,857       73,820        2,607       17,560
       Units redeemed....................   (13,991)     (15,791)     (99,907)    (136,534)     (82,777)     (70,564)
                                          ---------   ----------   ----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    55,982       69,375      367,455      441,505      271,497      351,667
                                          =========   ==========   ==========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     -----------------------------------------------------------
                                                       GOLDMAN SACHS    GOLDMAN SACHS        GOLDMAN SACHS
                                                         VARIABLE         VARIABLE             VARIABLE
                                                      INSURANCE TRUST  INSURANCE TRUST      INSURANCE TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  --------------  ------------------------
                                                                        VIT STRATEGIC
                                                       VIT STRATEGIC    INTERNATIONAL       VIT STRUCTURED
                                                          GROWTH           EQUITY          SMALL CAP EQUITY
                                                     ----------------  --------------  ------------------------
                                                       2012     2011    2012    2011       2012         2011
                                                     -------  -------  ------  ------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (99) $  (151) $   13  $   44  $   (48,638) $   (92,608)
Net realized gains (losses).........................     319       31       1       4      (73,976)    (325,005)
Change in unrealized gains (losses).................   2,543     (541)    408    (481)   1,104,546      387,253
                                                     -------  -------  ------  ------  -----------  -----------
Increase (decrease) in net assets from operations...   2,763     (661)    422    (433)     981,932      (30,360)
                                                     -------  -------  ------  ------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --      --      --        6,291        2,622
Benefit payments....................................      --       --      --      --     (131,446)    (141,471)
Payments on termination.............................  (2,761)    (386)     --      --   (1,322,519)  (1,580,203)
Contract Maintenance Charge.........................     (20)     (23)     (6)     (6)     (33,620)     (39,973)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --       (1)     --      --     (330,151)    (451,151)
                                                     -------  -------  ------  ------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,781)    (410)     (6)     (6)  (1,811,445)  (2,210,176)
                                                     -------  -------  ------  ------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................     (18)  (1,071)    416    (439)    (829,513)  (2,240,536)
NET ASSETS AT BEGINNING OF PERIOD...................  16,234   17,305   2,194   2,633    9,267,715   11,508,251
                                                     -------  -------  ------  ------  -----------  -----------
NET ASSETS AT END OF PERIOD......................... $16,216  $16,234  $2,610  $2,194  $ 8,438,202  $ 9,267,715
                                                     =======  =======  ======  ======  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,731    1,767     304     304      863,082    1,062,160
       Units issued.................................      --       --      --      --       24,870       62,211
       Units redeemed...............................    (346)     (36)     (1)     --     (180,552)    (261,289)
                                                     -------  -------  ------  ------  -----------  -----------
    Units outstanding at end of period..............   1,385    1,731     303     304      707,400      863,082
                                                     =======  =======  ======  ======  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                          -------------------------------------------------------------------------------
                                                GOLDMAN SACHS
                                                  VARIABLE                    INVESCO                    INVESCO
                                               INSURANCE TRUST          INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                               VIT STRUCTURED          INVESCO V.I. CAPITAL       INVESCO V.I. CAPITAL
                                                 U.S. EQUITY             APPRECIATION (N)            DEVELOPMENT (P)
                                          ------------------------  --------------------------  ------------------------
                                              2012         2011       2012 (X)        2011        2012 (X)       2011
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $     2,119  $    (2,100) $   (280,752) $   (850,217) $   (35,454) $  (118,590)
Net realized gains (losses)..............         999     (162,460)     (142,605)     (907,900)     994,642      249,370
Change in unrealized gains (losses)......     786,993      376,092     8,514,074    (3,905,946)       3,884     (748,448)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     790,111      211,532     8,090,717    (5,664,063)     963,072     (617,668)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         290          240        71,824        63,135           60       11,878
Benefit payments.........................    (216,227)    (161,904)     (638,101)   (1,775,663)     (36,240)    (279,482)
Payments on termination..................    (977,878)    (954,400)   (1,830,522)   (7,472,312)    (203,598)    (676,849)
Contract Maintenance Charge..............     (26,766)     (30,427)      (14,769)      (44,435)      (1,185)      (3,650)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      70,181     (442,177)  (60,827,105)   (3,392,474)  (7,905,067)  (1,556,560)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,150,400)  (1,588,668)  (63,238,673)  (12,621,749)  (8,146,030)  (2,504,663)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (360,289)  (1,377,136)  (55,147,956)  (18,285,812)  (7,182,958)  (3,122,331)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   6,543,610    7,920,746    55,147,956    73,433,768    7,182,958   10,305,289
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 6,183,321  $ 6,543,610  $         --  $ 55,147,956  $        --  $ 7,182,958
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     644,793      799,207     6,823,619     8,324,471      491,387      657,148
       Units issued......................      38,556       22,602        41,287       165,719        8,886       40,496
       Units redeemed....................    (142,183)    (177,016)   (6,864,906)   (1,666,571)    (500,273)    (206,257)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     541,166      644,793            --     6,823,619           --      491,387
                                          ===========  ===========  ============  ============  ===========  ===========

--------
(n)On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. Capital Growth
(p)On April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth
(x)For the period beginning January 1, 2012 and ended April 27, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ---------------------------------------------------------------------------------
                                                    INVESCO                     INVESCO                    INVESCO
                                              INVESTMENT SERVICES         INVESTMENT SERVICES        INVESTMENT SERVICES
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                 INVESCO V.I.                INVESCO V.I.               INVESCO V.I.
                                                  CORE EQUITY          DIVERSIFIED DIVIDEND (C)      DIVERSIFIED INCOME
                                          --------------------------  --------------------------  ------------------------
                                              2012          2011          2012          2011          2012         2011
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (403,329) $   (458,992) $    840,009  $    509,088  $   322,524  $   395,559
Net realized gains (losses)..............    2,198,164     2,440,088     4,953,518     3,980,996     (249,716)    (500,345)
Change in unrealized gains (losses)......    7,963,976    (2,811,179)   16,658,341    (5,975,594)     795,197      646,481
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    9,758,811      (830,083)   22,451,868    (1,485,510)     868,005      541,695
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      107,767       153,124       287,120       170,387          150          390
Benefit payments.........................   (2,934,288)   (3,737,580)   (6,478,594)   (6,489,144)    (356,376)    (264,666)
Payments on termination..................   (7,222,895)  (10,208,450)  (12,839,094)  (14,107,456)    (881,645)  (1,255,563)
Contract Maintenance Charge..............      (54,352)      (59,112)      (87,699)      (97,797)      (3,720)      (3,716)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,827,071)   (4,019,350)   (2,290,909)   (3,889,578)     646,961      792,696
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (11,930,839)  (17,871,368)  (21,409,176)  (24,413,588)    (594,630)    (730,859)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (2,172,028)  (18,701,451)    1,042,692   (25,899,098)     273,375     (189,164)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   83,568,082   102,269,533   140,368,122   166,267,220    9,817,932   10,007,096
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 81,396,054  $ 83,568,082  $141,410,814  $140,368,122  $10,091,307  $ 9,817,932
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    6,319,023     7,679,325     5,321,015     6,213,152      774,767      831,178
       Units issued......................      149,120       207,766       110,597       101,585       85,613      131,063
       Units redeemed....................   (1,008,657)   (1,568,068)     (866,637)     (993,722)    (129,632)    (187,474)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    5,459,486     6,319,023     4,564,975     5,321,015      730,748      774,767
                                          ============  ============  ============  ============  ===========  ===========

--------
(c)Previously known as Invesco V.I. Dividend Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ----------------------------------------------------------------------------
                                                   INVESCO                   INVESCO                  INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES      INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  -----------------------
                                                INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                           GLOBAL CORE EQUITY (G)     GOVERNMENT SECURITIES          HIGH YIELD
                                          ------------------------  ------------------------  -----------------------
                                              2012         2011         2012         2011        2012         2011
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   397,352  $  (419,503) $   217,189  $   273,330  $  220,576  $   368,817
Net realized gains (losses)..............  (1,146,961)    (789,277)      91,413      (25,150)    (40,884)    (163,186)
Change in unrealized gains (losses)......   5,058,350   (8,571,999)    (177,218)     593,054     719,731     (238,919)
                                          -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................   4,308,741   (9,780,779)     131,384      841,234     899,423      (33,288)
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      40,570       27,594           --       29,149      53,624          477
Benefit payments.........................  (1,890,270)  (1,418,631)    (193,592)    (224,578)   (277,069)    (245,942)
Payments on termination..................  (3,748,631)  (2,991,891)  (1,532,276)  (1,551,074)   (558,199)  (1,216,047)
Contract Maintenance Charge..............     (23,358)     (19,400)      (5,214)      (5,318)     (2,633)      (2,873)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (920,536)  53,329,364      356,211      125,686     328,468      704,604
                                          -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,542,225)  48,927,036   (1,374,871)  (1,626,135)   (455,809)    (759,781)
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,233,484)  39,146,257   (1,243,487)    (784,901)    443,614     (793,069)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  39,167,246       20,989   13,545,392   14,330,293   6,091,157    6,884,226
                                          -----------  -----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $36,933,762  $39,167,246  $12,301,905  $13,545,392  $6,534,771  $ 6,091,157
                                          ===========  ===========  ===========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,400,769        1,862      829,440      923,047     459,867      516,705
       Units issued......................      30,992    2,733,101       99,794      133,594      48,454       83,332
       Units redeemed....................    (403,648)    (334,194)    (184,655)    (227,201)    (79,529)    (140,170)
                                          -----------  -----------  -----------  -----------  ----------  -----------
    Units outstanding at end of
     period..............................   2,028,113    2,400,769      744,579      829,440     428,792      459,867
                                          ===========  ===========  ===========  ===========  ==========  ===========

--------
(g)Previously known as Invesco Van Kampen V.I. Global Value Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------------
                                                   INVESCO                   INVESCO                   INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                            HIGH YIELD SECURITIES     INTERNATIONAL GROWTH       MID CAP CORE EQUITY
                                          ------------------------  ------------------------  ------------------------
                                              2012         2011         2012         2011         2012         2011
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   779,745  $   912,421  $     4,788  $    46,071  $  (160,393) $  (167,144)
Net realized gains (losses)..............    (593,252)    (935,941)     921,741    1,168,486      264,165      264,411
Change in unrealized gains (losses)......   1,910,721      160,969    1,954,425   (3,294,063)     922,937   (1,152,336)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   2,097,214      137,449    2,880,954   (2,079,506)   1,026,709   (1,055,069)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      37,187       16,350       19,311       25,383        3,442        3,394
Benefit payments.........................    (642,721)    (884,286)    (603,338)    (591,684)    (591,987)    (705,991)
Payments on termination..................  (1,274,330)  (1,201,922)  (1,760,152)  (3,033,327)    (958,515)  (1,528,616)
Contract Maintenance Charge..............      (9,113)      (9,760)     (12,325)     (13,903)      (4,177)      (4,874)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     820,619     (338,867)    (894,533)      33,751     (314,898)    (334,743)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,068,358)  (2,418,485)  (3,251,037)  (3,579,780)  (1,866,135)  (2,570,830)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,028,856   (2,281,036)    (370,083)  (5,659,286)    (839,426)  (3,625,899)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,594,780   14,875,816   22,401,551   28,060,837   11,587,099   15,212,998
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $13,623,636  $12,594,780  $22,031,468  $22,401,551  $10,747,673  $11,587,099
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     859,867    1,028,526    1,440,655    1,663,695      780,506      944,986
       Units issued......................      98,450       67,958       33,937      138,951       64,942       98,412
       Units redeemed....................    (161,580)    (236,617)    (228,196)    (361,991)    (186,403)    (262,892)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     796,737      859,867    1,246,396    1,440,655      659,045      780,506
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ---------------------------------------------------------------------------
                                                   INVESCO                   INVESCO                  INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES      INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  ----------------------
                                                INVESCO V.I.              INVESCO V.I.             INVESCO V.I.
                                                MONEY MARKET              S&P 500 INDEX             TECHNOLOGY
                                          ------------------------  ------------------------  ----------------------
                                              2012         2011         2012         2011        2012        2011
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (159,089) $  (181,677) $   162,670  $   153,277  $  (35,311) $  (33,112)
Net realized gains (losses)..............          --           --      995,938      645,333     117,208     152,923
Change in unrealized gains (losses)......          --           --    2,899,131     (579,664)    156,144    (277,730)
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    (159,089)    (181,677)   4,057,739      218,946     238,041    (157,919)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      96,549      141,119        2,222       44,495       6,143      15,228
Benefit payments.........................     (96,489)    (354,330)  (1,236,055)  (1,546,324)    (86,056)   (108,297)
Payments on termination..................  (3,029,015)  (3,657,004)  (2,632,741)  (2,321,915)   (145,552)   (207,003)
Contract Maintenance Charge..............      (4,927)      (5,107)     (17,969)     (19,317)     (1,757)     (1,940)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     653,587    2,130,221     (289,217)    (619,867)      4,413      16,892
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (2,380,295)  (1,745,101)  (4,173,760)  (4,462,928)   (222,809)   (285,120)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,539,384)  (1,926,778)    (116,021)  (4,243,982)     15,232    (443,039)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,938,910   14,865,688   29,966,535   34,210,517   2,371,493   2,814,532
                                          -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $10,399,526  $12,938,910  $29,850,514  $29,966,535  $2,386,725  $2,371,493
                                          ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,110,795    1,254,433    2,721,635    3,122,790     193,157     214,461
       Units issued......................     392,190      723,926      209,307      195,333      15,768      24,840
       Units redeemed....................    (599,418)    (867,564)    (540,112)    (596,488)    (31,794)    (46,144)
                                          -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period..............................     903,567    1,110,795    2,390,830    2,721,635     177,131     193,157
                                          ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ----------------------------------------------------------------------------
                                                  INVESCO                  INVESCO                   INVESCO
                                            INVESTMENT SERVICES      INVESTMENT SERVICES       INVESTMENT SERVICES
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------  ------------------------  -------------------------
                                                                           INVESCO                   INVESCO
                                               INVESCO V.I.            VAN KAMPEN V.I.           VAN KAMPEN V.I.
                                                 UTILITIES         AMERICAN FRANCHISE (E)       AMERICAN VALUE (L)
                                          ----------------------  ------------------------  -------------------------
                                             2012        2011      2012 (AA)       2011         2012         2011
                                          ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  108,333  $  114,780  $  (948,960) $  (440,601) $  (473,086) $   (545,952)
Net realized gains (losses)..............    288,195      21,072     (144,605)      31,193      299,884      (767,726)
Change in unrealized gains (losses)......   (261,455)    758,556    2,078,582   (2,551,770)   7,025,532     1,175,012
                                          ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    135,073     894,408      985,017   (2,961,178)   6,852,330      (138,666)
                                          ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --      11,698       95,592       52,215       14,995        23,952
Benefit payments.........................   (180,802)   (323,997)  (1,812,504)    (787,254)  (1,382,383)   (1,697,631)
Payments on termination..................   (344,673)   (572,896)  (5,408,883)  (3,411,901)  (5,978,397)   (9,282,389)
Contract Maintenance Charge..............     (2,883)     (3,061)     (48,088)     (24,143)     (50,179)      (54,168)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (37,500)    (35,675)  57,647,579    8,179,192   (1,907,937)   (2,014,427)
                                          ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (565,858)   (923,931)  50,473,696    4,008,109   (9,303,901)  (13,024,663)
                                          ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (430,785)    (29,523)  51,458,713    1,046,931   (2,451,571)  (13,163,329)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  6,432,707   6,462,230   26,873,136   25,826,205   47,938,143    61,101,472
                                          ----------  ----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $6,001,922  $6,432,707  $78,331,849  $26,873,136  $45,486,572  $ 47,938,143
                                          ==========  ==========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    341,041     393,118    2,953,749    2,775,148    3,355,745     4,243,267
       Units issued......................     28,419      17,549    6,423,603      982,797      110,913       126,882
       Units redeemed....................    (57,991)    (69,626)  (1,504,756)    (804,196)    (705,358)   (1,014,404)
                                          ----------  ----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    311,469     341,041    7,872,596    2,953,749    2,761,300     3,355,745
                                          ==========  ==========  ===========  ===========  ===========  ============

--------
(e)Previously known as Invesco Van Kampen V.I. Capital Growth
(l)Previously known as Invesco Van Kampen V.I. Mid Cap Value
(aa)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------
                                                   INVESCO                   INVESCO                INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES    INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------
                                                   INVESCO                   INVESCO                INVESCO
                                               VAN KAMPEN V.I.           VAN KAMPEN V.I.        VAN KAMPEN V.I.
                                                  COMSTOCK              EQUITY AND INCOME     MID CAP GROWTH (P)
                                          ------------------------  ------------------------  -------------------
                                              2012         2011         2012      2011 (AE)          2012
                                          -----------  -----------  -----------  -----------  -------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    61,357  $    62,099  $   109,669  $  (191,667)     $  (67,087)
Net realized gains (losses)..............     353,187      (14,131)     (68,016)    (407,893)       (138,757)
Change in unrealized gains (losses)......   4,529,280   (1,015,915)   2,754,763   (2,290,471)       (102,068)
                                          -----------  -----------  -----------  -----------      ----------
Increase (decrease) in net assets from
 operations..............................   4,943,824     (967,947)   2,796,416   (2,890,031)       (307,912)
                                          -----------  -----------  -----------  -----------      ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      36,367       17,016       22,747       58,780             120
Benefit payments.........................  (1,447,813)  (1,107,879)  (1,504,628)    (767,061)       (187,435)
Payments on termination..................  (3,121,335)  (4,453,841)  (2,507,284)  (2,266,509)       (490,524)
Contract Maintenance Charge..............     (16,863)     (19,071)     (14,046)      (9,906)         (2,026)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,452,891)  (1,224,984)     571,409   32,316,401       7,879,953
                                          -----------  -----------  -----------  -----------      ----------
Increase (decrease) in net assets from
 contract transactions...................  (6,002,535)  (6,788,759)  (3,431,802)  29,331,705       7,200,088
                                          -----------  -----------  -----------  -----------      ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,058,711)  (7,756,706)    (635,386)  26,441,674       6,892,176
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,516,268   38,272,974   26,441,674           --              --
                                          -----------  -----------  -----------  -----------      ----------
NET ASSETS AT END OF
 PERIOD.................................. $29,457,557  $30,516,268  $25,806,288  $26,441,674      $6,892,176
                                          ===========  ===========  ===========  ===========      ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,480,416    3,005,978    2,160,378           --              --
       Units issued......................      68,950       96,799      155,714    2,576,864         970,027
       Units redeemed....................    (511,131)    (622,361)    (427,731)    (416,486)       (541,511)
                                          -----------  -----------  -----------  -----------      ----------
    Units outstanding at end of period...   2,038,235    2,480,416    1,888,361    2,160,378         428,516
                                          ===========  ===========  ===========  ===========      ==========

--------
(p)On April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth
(ae)For the period beginning April 29, 2011 and ended December 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ------------------------------------------------------------------------
                                                   INVESCO             INVESCO INVESTMENT      INVESCO INVESTMENT
                                             INVESTMENT SERVICES      SERVICES (SERIES II)    SERVICES (SERIES II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------
                                                   INVESCO                INVESCO V.I.            INVESCO V.I.
                                               VAN KAMPEN V.I.               CAPITAL                CAPITAL
                                           VALUE OPPORTUNITIES (A)     APPRECIATION II (O)     DEVELOPMENT II (Q)
                                          ------------------------  ------------------------  -------------------
                                              2012         2011       2012 (X)       2011      2012 (X)    2011
                                          -----------  -----------  -----------  -----------  ---------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $     3,641  $   (42,211) $   (11,209) $   (57,112) $  (2,099) $ (6,433)
Net realized gains (losses)..............    (298,593)    (463,059)     275,220       79,512      4,243      (281)
Change in unrealized gains (losses)......   1,330,164      190,940       21,605     (364,083)    46,193   (28,354)
                                          -----------  -----------  -----------  -----------  ---------  --------
Increase (decrease) in net assets from
 operations..............................   1,035,212     (314,330)     285,616     (341,683)    48,337   (35,068)
                                          -----------  -----------  -----------  -----------  ---------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         168        3,358        4,150        1,301      4,000        --
Benefit payments.........................    (140,839)    (210,380)     (13,216)     (27,498)    (3,069)       --
Payments on termination..................    (588,212)    (583,393)    (117,295)    (220,785)   (18,368)   (1,088)
Contract Maintenance Charge..............      (3,807)      (4,036)        (205)      (7,319)        --        --
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (621,907)    (565,006)  (2,118,389)  (1,516,391)  (394,489)    6,267
                                          -----------  -----------  -----------  -----------  ---------  --------
Increase (decrease) in net assets from
 contract transactions...................  (1,354,597)  (1,359,457)  (2,244,955)  (1,770,692)  (411,926)    5,179
                                          -----------  -----------  -----------  -----------  ---------  --------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (319,385)  (1,673,787)  (1,959,339)  (2,112,375)  (363,589)  (29,889)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   6,909,747    8,583,534    1,959,339    4,071,714    363,589   393,478
                                          -----------  -----------  -----------  -----------  ---------  --------
NET ASSETS AT END OF
 PERIOD.................................. $ 6,590,362  $ 6,909,747  $        --  $ 1,959,339  $      --  $363,589
                                          ===========  ===========  ===========  ===========  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     680,705      807,774      197,222      358,803     30,372    29,950
       Units issued......................      23,126       44,262        1,209        1,777        506       514
       Units redeemed....................    (144,509)    (171,331)    (198,431)    (163,358)   (30,878)      (92)
                                          -----------  -----------  -----------  -----------  ---------  --------
    Units outstanding at end of
     period..............................     559,322      680,705           --      197,222         --    30,372
                                          ===========  ===========  ===========  ===========  =========  ========

--------
(a)Previously known as Invesco V.I. Basic Value
(o)On April 27, 2012, Invesco V.I. Capital Appreciation II merged into Invesco Van Kampen V.I. Capital Growth II
(q)On April 27, 2012, Invesco V.I. Capital Development II merged into Invesco Van Kampen V.I. Mid Cap Growth II
(x)For the period beginning January 1, 2012 and ended April 27, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                           -------------------------------------------------------------------------
                                             INVESCO INVESTMENT       INVESCO INVESTMENT       INVESCO INVESTMENT
                                            SERVICES (SERIES II)     SERVICES (SERIES II)      SERVICES (SERIES II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ----------------------  --------------------------  --------------------
                                                INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                               CORE EQUITY II      DIVERSIFIED DIVIDEND II (D) DIVERSIFIED INCOME II
                                           ----------------------  --------------------------  --------------------
                                              2012        2011         2012          2011        2012       2011
                                           ----------  ----------  -----------   -----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (19,424) $  (23,555) $    13,474   $  (113,705)  $  7,631   $  7,136
Net realized gains (losses)...............    106,866      39,736    1,071,815       673,659     (4,510)   (13,739)
Change in unrealized gains (losses).......    160,682     (61,279)   4,789,054    (1,139,569)    17,473     16,714
                                           ----------  ----------  -----------   -----------   --------   --------
Increase (decrease) in net assets from
 operations...............................    248,124     (45,098)   5,874,343      (579,615)    20,594     10,111
                                           ----------  ----------  -----------   -----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      3,104          --        6,451        14,195        270        781
Benefit payments..........................   (130,172)    (45,082)  (1,158,296)   (1,285,110)    (4,224)   (20,798)
Payments on termination...................   (412,207)   (196,180)  (4,363,943)   (5,517,162)   (22,880)   (23,058)
Contract Maintenance Charge...............     (6,480)     (7,258)     (74,182)      (77,225)        --         --
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (84,038)    (14,532)  (2,038,869)     (991,348)    56,884     28,855
                                           ----------  ----------  -----------   -----------   --------   --------
Increase (decrease) in net assets from
 contract transactions....................   (629,793)   (263,052)  (7,628,839)   (7,856,650)    30,050    (14,220)
                                           ----------  ----------  -----------   -----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (381,669)   (308,150)  (1,754,496)   (8,436,265)    50,644     (4,109)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,293,434   2,601,584   39,592,480    48,028,745    224,314    228,423
                                           ----------  ----------  -----------   -----------   --------   --------
NET ASSETS AT END OF PERIOD............... $1,911,765  $2,293,434  $37,837,984   $39,592,480   $274,958   $224,314
                                           ==========  ==========  ===========   ===========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    211,895     236,502    3,737,426     4,450,824     19,198     20,507
       Units issued.......................      3,814       9,239       49,092        96,156      4,735      3,093
       Units redeemed.....................    (56,728)    (33,846)    (724,955)     (809,554)    (2,243)    (4,402)
                                           ----------  ----------  -----------   -----------   --------   --------
    Units outstanding at end of period....    158,981     211,895    3,061,563     3,737,426     21,690     19,198
                                           ==========  ==========  ===========   ===========   ========   ========

--------
(d)Previously known as Invesco V.I. Dividend Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                           -----------------------------------------------------------------------
                                              INVESCO INVESTMENT      INVESCO INVESTMENT      INVESCO INVESTMENT
                                             SERVICES (SERIES II)    SERVICES (SERIES II)     SERVICES (SERIES II)
                                                  SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------------  -----------------------  ------------------
                                                 INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                           GLOBAL CORE EQUITY II (H) GOVERNMENT SECURITIES II    HIGH YIELD II
                                           ------------------------  -----------------------  ------------------
                                               2012         2011        2012         2011       2012       2011
                                           -----------  -----------   ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   125,054  $  (259,109) $   5,567    $  12,627   $ 12,832   $ 22,713
Net realized gains (losses)...............    (491,434)    (451,132)     2,709         (650)     3,728     (3,019)
Change in unrealized gains (losses).......   2,620,217   (4,221,674)    (5,412)      29,032     41,418    (23,207)
                                           -----------  -----------   ---------   ---------   --------   --------
Increase (decrease) in net assets from
 operations...............................   2,253,837   (4,931,915)     2,864       41,009     57,978     (3,513)
                                           -----------  -----------   ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       3,356       29,086      2,500           --         --         --
Benefit payments..........................    (418,660)    (483,459)    (3,279)     (21,450)        --     (8,625)
Payments on termination...................  (2,091,403)  (2,245,751)  (115,268)    (249,081)   (76,328)   (50,590)
Contract Maintenance Charge...............     (40,115)     (38,573)        --           --         --         --
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (467,421)  28,797,736      9,096       23,535     11,692      5,121
                                           -----------  -----------   ---------   ---------   --------   --------
Increase (decrease) in net assets from
 contract transactions....................  (3,014,243)  26,059,039   (106,951)    (246,996)   (64,636)   (54,094)
                                           -----------  -----------   ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (760,406)  21,127,124   (104,087)    (205,987)    (6,658)   (57,607)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  21,127,124           --    563,746      769,733    395,959    453,566
                                           -----------  -----------   ---------   ---------   --------   --------
NET ASSETS AT END OF PERIOD............... $20,366,718  $21,127,124  $ 459,659    $ 563,746   $389,301   $395,959
                                           ===========  ===========   =========   =========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,996,012           --     42,041       60,606     23,316     26,479
       Units issued.......................      42,803    2,331,206      1,059        1,853        642        845
       Units redeemed.....................    (315,122)    (335,194)    (9,067)     (20,418)    (3,998)    (4,008)
                                           -----------  -----------   ---------   ---------   --------   --------
    Units outstanding at end of period....   1,723,693    1,996,012     34,033       42,041     19,960     23,316
                                           ===========  ===========   =========   =========   ========   ========

--------
(h)Previously known as Invesco Van Kampen V.I. Global Value Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------
                                             INVESCO INVESTMENT       INVESCO INVESTMENT      INVESCO INVESTMENT
                                            SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                          HIGH YIELD SECURITIES II  INTERNATIONAL GROWTH II MID CAP CORE EQUITY II
                                          ------------------------  ----------------------  ----------------------
                                              2012         2011        2012        2011        2012        2011
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   560,414  $   758,450  $  (14,812) $  (40,033) $  (44,788) $  (53,831)
Net realized gains (losses)..............      41,090       30,026      19,169     (50,506)     75,761      15,854
Change in unrealized gains (losses)......   1,109,787     (739,045)    564,473    (520,519)    216,142    (229,082)
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   1,711,291       49,431     568,830    (611,058)    247,115    (267,059)
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       6,193        9,395       1,986       3,054       2,590         260
Benefit payments.........................    (396,363)    (540,298)   (123,484)    (96,493)   (199,930)    (35,781)
Payments on termination..................  (1,712,334)  (2,616,480)   (498,721)   (318,098)   (642,728)   (296,798)
Contract Maintenance Charge..............     (26,561)     (31,921)    (15,170)    (15,680)     (6,776)     (8,640)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      34,253     (362,464)     11,247   4,846,328     (80,116)   (142,114)
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (2,094,812)  (3,541,768)   (624,142)  4,419,111    (926,960)   (483,073)
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (383,521)  (3,492,337)    (55,312)  3,808,053    (679,845)   (750,132)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,291,084   14,783,421   4,428,750     620,697   2,949,979   3,700,111
                                          -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $10,907,563  $11,291,084  $4,373,438  $4,428,750  $2,270,134  $2,949,979
                                          ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,128,731    1,492,227     506,854      34,659     231,695     267,908
       Units issued......................      67,088       38,631      11,237     540,180       9,451       7,051
       Units redeemed....................    (250,249)    (402,127)    (75,850)    (67,985)    (75,989)    (43,264)
                                          -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     945,570    1,128,731     442,241     506,854     165,157     231,695
                                          ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                           ----------------------------------------------------------------------
                                            INVESCO INVESTMENT       INVESCO INVESTMENT      INVESCO INVESTMENT
                                           SERVICES (SERIES II)     SERVICES (SERIES II)     SERVICES (SERIES II)
                                                SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                           --------------------  --------------------------  -------------------
                                               INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                              MONEY MARKET II         S&P 500 INDEX II         TECHNOLOGY II
                                           --------------------  --------------------------  -------------------
                                              2012       2011        2012          2011        2012      2011
                                           ---------  ---------  ------------  ------------  -------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (12,780) $ (13,773) $     17,056  $    (39,965) $  (463)  $   (390)
Net realized gains (losses)...............        --         --     2,726,287     2,423,898    1,011      8,968
Change in unrealized gains (losses).......        --         --     5,237,443    (2,281,080)   1,892     (8,637)
                                           ---------  ---------  ------------  ------------  -------   --------
Increase (decrease) in net assets from
 operations...............................   (12,780)   (13,773)    7,980,786       102,853    2,440        (59)
                                           ---------  ---------  ------------  ------------  -------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     1,500         --        10,557        42,821       --         --
Benefit payments..........................      (335)       (45)   (1,591,889)   (2,001,282)    (428)        --
Payments on termination...................  (203,509)  (208,045)   (7,638,672)  (10,772,239)  (2,826)   (26,664)
Contract Maintenance Charge...............        --         --      (161,121)     (182,105)      --         --
Transfers among the sub-accounts and with
 the Fixed Account--net...................       (33)   220,526      (746,231)   (3,772,440)   6,476      2,926
                                           ---------  ---------  ------------  ------------  -------   --------
Increase (decrease) in net assets from
 contract transactions....................  (202,377)    12,436   (10,127,356)  (16,685,245)   3,222    (23,738)
                                           ---------  ---------  ------------  ------------  -------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (215,157)    (1,337)   (2,146,570)  (16,582,392)   5,662    (23,797)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   960,610    961,947    61,658,199    78,240,591   24,871     48,668
                                           ---------  ---------  ------------  ------------  -------   --------
NET ASSETS AT END OF PERIOD............... $ 745,453  $ 960,610  $ 59,511,629  $ 61,658,199  $30,533   $ 24,871
                                           =========  =========  ============  ============  =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    96,983     95,688     5,841,712     7,385,502    2,098      3,821
       Units issued.......................     1,045     22,349       440,154       343,093      575        530
       Units redeemed.....................   (21,528)   (21,054)   (1,269,975)   (1,886,883)    (309)    (2,253)
                                           ---------  ---------  ------------  ------------  -------   --------
    Units outstanding at end of period....    76,500     96,983     5,011,891     5,841,712    2,364      2,098
                                           =========  =========  ============  ============  =======   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------
                                                                         INVESCO                   INVESCO
                                           INVESCO INVESTMENT      INVESTMENT SERVICES       INVESTMENT SERVICES
                                          SERVICES (SERIES II)         (SERIES II)               (SERIES II)
                                               SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------  ------------------------  ------------------------
                                                                                                   INVESCO
                                              INVESCO V.I.       INVESCO VAN KAMPEN V.I.       VAN KAMPEN V.I.
                                              UTILITIES II      AMERICAN FRANCHISE II (F)   AMERICAN VALUE II (M)
                                          --------------------  ------------------------  ------------------------
                                             2012       2011     2012 (AA)       2011         2012         2011
                                          ---------  ---------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   1,910  $   7,451  $  (495,367) $  (564,970) $  (381,572) $  (440,406)
Net realized gains (losses)..............    14,163     (9,841)   1,736,337    2,374,482       (4,154)  (1,177,942)
Change in unrealized gains (losses)......    (7,307)    57,245    1,840,199   (4,143,598)   5,550,705    1,643,342
                                          ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     8,766     54,855    3,081,169   (2,334,086)   5,164,979       24,994
                                          ---------  ---------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       180        521       25,965        9,207       26,167       79,898
Benefit payments.........................      (437)        --     (414,121)    (786,578)  (1,167,579)  (1,067,222)
Payments on termination..................  (183,689)  (162,413)  (4,265,400)  (6,109,794)  (5,384,345)  (6,584,217)
Contract Maintenance Charge..............        --         --      (79,809)     (85,263)    (152,109)    (173,445)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    13,578     17,507      961,410       (7,641)  (1,601,959)  (1,636,398)
                                          ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (170,368)  (144,385)  (3,771,955)  (6,980,069)  (8,279,825)  (9,381,384)
                                          ---------  ---------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (161,602)   (89,530)    (690,786)  (9,314,155)  (3,114,846)  (9,356,390)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   358,529    448,059   27,718,160   37,032,315   36,578,250   45,934,640
                                          ---------  ---------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 196,927  $ 358,529  $27,027,374  $27,718,160  $33,463,404  $36,578,250
                                          =========  =========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    19,417     27,820    2,638,253    3,258,929    2,055,220    2,557,484
       Units issued......................       764      1,400      224,164      211,148       42,021      149,441
       Units redeemed....................    (9,592)    (9,803)    (559,036)    (831,824)    (463,760)    (651,705)
                                          ---------  ---------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    10,589     19,417    2,303,381    2,638,253    1,633,481    2,055,220
                                          =========  =========  ===========  ===========  ===========  ===========

--------
(f)Previously known as Invesco Van Kampen V.I. Capital Growth II
(m)Previously known as Invesco Van Kampen V.I. Mid Cap Value II
(aa)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                        ----------------------------------------------------------------------------------
                                            INVESCO INVESTMENT          INVESCO INVESTMENT         INVESCO INVESTMENT
                                           SERVICES (SERIES II)        SERVICES (SERIES II)       SERVICES (SERIES II)
                                                SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  -------------------------  --------------------------
                                                  INVESCO                    INVESCO                     INVESCO
                                              VAN KAMPEN V.I.            VAN KAMPEN V.I.             VAN KAMPEN V.I.
                                                COMSTOCK II            EQUITY AND INCOME II       GROWTH AND INCOME II
                                        --------------------------  -------------------------  --------------------------
                                            2012          2011          2012          2011         2012          2011
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (300,793) $   (407,707) $     24,599  $   (19,913) $   (263,732) $   (504,140)
Net realized gains (losses)............    1,660,612      (146,691)      943,357      516,083     1,372,827       860,535
Change in unrealized gains
 (losses)..............................   17,529,439    (3,796,953)    3,563,631   (2,772,220)    6,820,475    (2,920,099)
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................   18,889,258    (4,351,351)    4,531,587   (2,276,050)    7,929,570    (2,563,704)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................       59,520       109,893        40,075       85,610        54,846       108,696
Benefit payments.......................   (3,384,007)   (3,298,406)   (1,573,809)  (2,147,156)   (1,206,086)   (2,060,175)
Payments on termination................  (18,127,544)  (22,282,180)   (7,909,774)  (6,854,085)  (10,134,057)  (12,836,186)
Contract Maintenance Charge............     (342,006)     (391,681)     (114,229)    (137,920)     (260,830)     (308,645)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (5,691,900)   (5,717,689)   (2,098,244)  10,992,471    (3,070,898)   (2,623,684)
                                        ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (27,485,937)  (31,580,063)  (11,655,981)   1,938,920   (14,617,025)  (17,719,994)
                                        ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   (8,596,679)  (35,931,414)   (7,124,394)    (337,130)   (6,687,455)  (20,283,698)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  121,444,269   157,375,683    47,127,238   47,464,368    67,889,510    88,173,208
                                        ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $112,847,590  $121,444,269  $ 40,002,844  $47,127,238  $ 61,202,055  $ 67,889,510
                                        ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    9,615,125    11,989,181     3,477,573    3,394,229     4,372,109     5,457,732
       Units issued....................      162,321       322,890       147,361    1,151,122       122,700       219,681
       Units redeemed..................   (2,124,125)   (2,696,946)     (951,401)  (1,067,778)     (988,677)   (1,305,304)
                                        ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    7,653,321     9,615,125     2,673,533    3,477,573     3,506,132     4,372,109
                                        ============  ============  ============  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 --------------------------------------------------------------------
                                                    INVESCO INVESTMENT        INVESCO INVESTMENT        JANUS ASPEN
                                                   SERVICES (SERIES II)      SERVICES (SERIES II)         SERIES
                                                        SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  ------------------------   --------------
                                                          INVESCO                   INVESCO
                                                      VAN KAMPEN V.I.           VAN KAMPEN V.I.
                                                   MID CAP GROWTH II (Q)   VALUE OPPORTUNITIES II (B) FORTY PORTFOLIO
                                                 ------------------------  ------------------------   --------------
                                                     2012         2011         2012          2011      2012    2011
                                                 -----------  -----------  -----------   -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (171,899) $  (211,693) $   (32,634)  $   (88,954) $  (61) $  (78)
Net realized gains (losses).....................     385,519       37,638     (237,731)   (1,018,112)    112      42
Change in unrealized gains (losses).............     730,694   (1,089,259)   1,193,669       638,862   1,442    (551)
                                                 -----------  -----------  -----------   -----------  ------  ------
Increase (decrease) in net assets from
 operations.....................................     944,314   (1,263,314)     923,304      (468,204)  1,493    (587)
                                                 -----------  -----------  -----------   -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      31,207       12,767        3,227        20,920      --      --
Benefit payments................................    (423,759)    (147,238)    (206,594)     (146,846)     --      --
Payments on termination.........................  (1,777,613)  (1,819,744)    (932,114)   (1,155,166)     --      --
Contract Maintenance Charge.....................     (30,210)     (36,099)     (24,432)      (28,574)     (6)     (6)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................     281,618     (161,407)    (225,286)   (1,637,515)   (135)     67
                                                 -----------  -----------  -----------   -----------  ------  ------
Increase (decrease) in net assets from contract
 transactions...................................  (1,918,757)  (2,151,721)  (1,385,199)   (2,947,181)   (141)     61
                                                 -----------  -----------  -----------   -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    (974,443)  (3,415,035)    (461,895)   (3,415,385)  1,352    (526)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  10,412,070   13,827,105    6,311,114     9,726,499   6,714   7,240
                                                 -----------  -----------  -----------   -----------  ------  ------
NET ASSETS AT END OF PERIOD..................... $ 9,437,627  $10,412,070  $ 5,849,219   $ 6,311,114  $8,066  $6,714
                                                 ===========  ===========  ===========   ===========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     742,270      879,191      590,928       858,600     476     472
       Units issued.............................     107,931       91,382       15,802        40,541      --       5
       Units redeemed...........................    (234,720)    (228,303)    (131,922)     (308,213)     (8)     (1)
                                                 -----------  -----------  -----------   -----------  ------  ------
    Units outstanding at end of period..........     615,481      742,270      474,808       590,928     468     476
                                                 ===========  ===========  ===========   ===========  ======  ======

--------
(b)Previously known as Invesco V.I. Basic Value II
(q)On April 27, 2012, Invesco V.I. Capital Development II merged into Invesco Van Kampen V.I. Mid Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     --------------------------------------------------------------
                                                                                                   LEGG MASON
                                                     LAZARD RETIREMENT   LEGG MASON              PARTNERS VARIABLE
                                                     SERIES, INC.      PARTNERS VARIABLE INCOME  PORTFOLIOS I, INC
                                                     SUB-ACCOUNT       TRUST SUB-ACCOUNT           SUB-ACCOUNT
                                                     ----------------  -----------------------   ----------------
                                                                                                   LEGG MASON
                                                                       LEGG MASON CLEARBRIDGE      CLEARBRIDGE
                                                       EMERGING        VARIABLE FUNDAMENTAL      VARIABLE LARGE CAP
                                                     MARKETS EQUITY    ALL CAP VALUE PORTFOLIO I VALUE PORTFOLIO I
                                                     ----------------  -----------------------   ----------------
                                                     2012      2011     2012          2011        2012      2011
                                                     ----      -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  2     $   3    $    1        $   (1)     $   10    $    9
Net realized gains (losses).........................   11         4        (8)           (4)         21         4
Change in unrealized gains (losses).................   94      (118)      154           (84)        162        31
                                                      ----     -----     ------        ------    ------    ------
Increase (decrease) in net assets from operations...  107      (111)      147           (89)        193        44
                                                      ----     -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................   --        --        --            --          --        --
Benefit payments....................................   --        --        --            --          --        --
Payments on termination.............................   --        --        --            --          --        --
Contract Maintenance Charge.........................   (1)       (1)       (2)           (2)         (3)       (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    8        80       (47)           17         (98)      (71)
                                                      ----     -----     ------        ------    ------    ------
Increase (decrease) in net assets from contract
 transactions.......................................    7        79       (49)           15        (101)      (73)
                                                      ----     -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS...................  114       (32)       98           (74)         92       (29)
NET ASSETS AT BEGINNING OF PERIOD...................  523       555     1,118         1,192       1,315     1,344
                                                      ----     -----     ------        ------    ------    ------
NET ASSETS AT END OF PERIOD......................... $637     $ 523    $1,216        $1,118      $1,407    $1,315
                                                      ====     =====     ======        ======    ======    ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   12        10       139           137         111       117
       Units issued.................................   --         2        --             2          --        --
       Units redeemed...............................   --        --        (5)           --          (8)       (6)
                                                      ----     -----     ------        ------    ------    ------
    Units outstanding at end of period..............   12        12       134           139         103       111
                                                      ====     =====     ======        ======    ======    ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------------
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               BOND-DEBENTURE          FUNDAMENTAL EQUITY         GROWTH AND INCOME
                                          ------------------------  ------------------------  ------------------------
                                              2012         2011         2012         2011         2012         2011
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 1,081,798  $ 1,245,253  $   (86,073) $  (131,532) $  (121,830) $  (193,418)
Net realized gains (losses)..............     899,028      696,086      428,979      867,132     (525,426)    (773,728)
Change in unrealized gains (losses)......   1,046,954   (1,029,742)     336,200   (1,199,233)   2,461,964     (600,995)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   3,027,780      911,597      679,106     (463,633)   1,814,708   (1,568,141)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      45,079       43,899      119,912        3,896       10,306        1,288
Benefit payments.........................    (790,973)  (1,061,823)    (342,585)    (159,790)    (359,748)    (470,561)
Payments on termination..................  (5,597,840)  (4,613,711)  (1,492,962)  (1,177,142)  (2,507,000)  (2,571,067)
Contract Maintenance Charge..............    (112,655)    (127,062)     (26,009)     (28,937)     (76,387)     (90,109)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     802,065      119,667     (374,412)  (1,192,865)    (881,237)  (1,334,812)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,654,324)  (5,639,030)  (2,116,056)  (2,554,838)  (3,814,066)  (4,465,261)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,626,544)  (4,727,433)  (1,436,950)  (3,018,471)  (1,999,358)  (6,033,402)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,483,474   35,210,907    8,230,237   11,248,708   18,480,707   24,514,109
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,856,930  $30,483,474  $ 6,793,287  $ 8,230,237  $16,481,349  $18,480,707
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,148,864    2,553,890      630,356      812,852    1,812,934    2,222,309
       Units issued......................     244,005      239,182       43,176       70,537       75,829       81,203
       Units redeemed....................    (620,953)    (644,208)    (195,025)    (253,033)    (421,865)    (490,578)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,771,916    2,148,864      478,507      630,356    1,466,898    1,812,934
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------
                                                                                                  MFS VARIABLE
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND     INSURANCE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------
                                            GROWTH OPPORTUNITIES        MID-CAP STOCK (K)          MFS GROWTH
                                          ------------------------  ------------------------  --------------------
                                              2012         2011         2012         2011        2012       2011
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (167,745) $  (204,648) $  (208,210) $  (348,693) $  (9,283) $  (9,282)
Net realized gains (losses)..............     443,946    3,195,030     (591,524)    (913,803)    14,218     (1,675)
Change in unrealized gains (losses)......   1,031,287   (4,237,215)   3,369,879      119,074     95,794     (1,100)
                                          -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets from
 operations..............................   1,307,488   (1,246,833)   2,570,145   (1,143,422)   100,729    (12,057)
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     146,531       20,468       95,391       57,024         --        329
Benefit payments.........................    (351,039)    (776,612)    (469,872)  (1,036,976)   (25,366)    (8,359)
Payments on termination..................  (1,436,892)  (1,757,878)  (3,653,643)  (3,337,236)   (98,692)  (109,044)
Contract Maintenance Charge..............     (43,086)     (53,348)     (76,869)     (90,097)      (640)      (740)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (484,277)      99,740   (1,256,938)    (245,386)   (38,404)   (21,354)
                                          -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (2,168,763)  (2,467,630)  (5,361,931)  (4,652,671)  (163,102)  (139,168)
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (861,275)  (3,714,463)  (2,791,786)  (5,796,093)   (62,373)  (151,225)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,684,483   14,398,946   21,997,094   27,793,187    684,779    836,004
                                          -----------  -----------  -----------  -----------  ---------  ---------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,823,208  $10,684,483  $19,205,308  $21,997,094  $ 622,406  $ 684,779
                                          ===========  ===========  ===========  ===========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     787,315      940,124    1,956,249    2,335,388     71,486     87,291
       Units issued......................      63,983      174,136       78,743      197,276         20         60
       Units redeemed....................    (206,418)    (326,945)    (518,513)    (576,415)   (18,100)   (15,865)
                                          -----------  -----------  -----------  -----------  ---------  ---------
    Units outstanding at end of
     period..............................     644,880      787,315    1,516,479    1,956,249     53,406     71,486
                                          ===========  ===========  ===========  ===========  =========  =========

--------
(k)Previously known as Mid-Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                           --------------------------------------------------------------------
                                               MFS VARIABLE           MFS VARIABLE           MFS VARIABLE
                                              INSURANCE TRUST       INSURANCE TRUST         INSURANCE TRUST
                                                SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                           --------------------  ---------------------  ----------------------
                                              MFS HIGH INCOME     MFS INVESTORS TRUST      MFS NEW DISCOVERY
                                           --------------------  ---------------------  ----------------------
                                              2012       2011       2012       2011        2012        2011
                                           ---------  ---------  ---------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  21,298  $  34,915  $  (4,621) $   (7,206) $  (21,417) $  (24,603)
Net realized gains (losses)...............      (825)     1,301     37,755     107,335     182,321     311,986
Change in unrealized gains (losses).......    25,475    (22,369)   129,446    (113,438)    138,117    (485,048)
                                           ---------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    45,948     13,847    162,580     (13,309)    299,021    (197,665)
                                           ---------  ---------  ---------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       292         30     10,099       1,961      17,833      13,691
Benefit payments..........................        --         --    (20,874)    (21,278)         --      (3,807)
Payments on termination...................  (102,324)   (27,176)  (143,646)   (344,015)   (225,385)   (291,043)
Contract Maintenance Charge...............      (249)      (282)      (882)       (972)     (1,531)     (1,826)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     2,121   (124,856)   (17,383)   (317,591)    (90,145)     49,120
                                           ---------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (100,160)  (152,284)  (172,686)   (681,895)   (299,228)   (233,865)
                                           ---------  ---------  ---------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (54,212)  (138,437)   (10,106)   (695,204)       (207)   (431,530)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   397,460    535,897    970,486   1,665,690   1,576,114   2,007,644
                                           ---------  ---------  ---------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 343,248  $ 397,460  $ 960,380  $  970,486  $1,575,907  $1,576,114
                                           =========  =========  =========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    25,461     35,525     98,085     162,802      90,760     101,590
       Units issued.......................       330      7,915      1,372       2,771       1,615       9,168
       Units redeemed.....................    (6,416)   (17,979)   (16,748)    (67,488)    (16,372)    (19,998)
                                           ---------  ---------  ---------  ----------  ----------  ----------
    Units outstanding at end of period....    19,375     25,461     82,709      98,085      76,003      90,760
                                           =========  =========  =========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 ----------------------------------------------------------------
                                                     MFS VARIABLE          MFS VARIABLE          MFS VARIABLE
                                                   INSURANCE TRUST        INSURANCE TRUST       INSURANCE TRUST
                                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------  ----------------------  ------------------
                                                     MFS RESEARCH        MFS RESEARCH BOND       MFS UTILITIES
                                                 -------------------  ----------------------  ------------------
                                                    2012      2011       2012        2011       2012      2011
                                                 ---------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (4,071) $ (3,675) $   14,170  $   14,054  $ 12,674  $  4,608
Net realized gains (losses).....................    15,733     2,196      33,116      57,105     9,224     4,637
Change in unrealized gains (losses).............    72,389    (9,553)     11,977      (8,161)    6,209     4,484
                                                 ---------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................    84,051   (11,032)     59,263      62,998    28,107    13,729
                                                 ---------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        --        --      18,460       9,682        --        --
Benefit payments................................   (20,323)   (2,360)     (1,847)      3,384        --        --
Payments on termination.........................   (52,727)  (26,290)   (172,451)   (176,379)  (48,029)  (23,986)
Contract Maintenance Charge.....................      (279)     (292)       (900)     (1,029)      (91)     (110)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (31,446)      (28)     (1,849)   (237,055)    4,325     9,188
                                                 ---------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (104,775)  (28,970)   (158,587)   (401,397)  (43,795)  (14,908)
                                                 ---------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (20,724)  (40,002)    (99,324)   (338,399)  (15,688)   (1,179)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   568,259   608,261   1,028,233   1,366,632   255,467   256,646
                                                 ---------  --------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $ 547,535  $568,259  $  928,909  $1,028,233  $239,779  $255,467
                                                 =========  ========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    60,852    63,710      56,275      78,934    11,928    12,632
       Units issued.............................        11         9       3,156       3,176       193       430
       Units redeemed...........................   (10,299)   (2,867)    (11,458)    (25,835)   (2,116)   (1,134)
                                                 ---------  --------  ----------  ----------  --------  --------
    Units outstanding at end of period..........    50,564    60,852      47,973      56,275    10,005    11,928
                                                 =========  ========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 --------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  ---------------------  ---------------------
                                                      MFS GROWTH        MFS INVESTORS TRUST     MFS NEW DISCOVERY
                                                   (SERVICE CLASS)        (SERVICE CLASS)        (SERVICE CLASS)
                                                 ---------------------  ---------------------  ---------------------
                                                   2012        2011       2012        2011        2012       2011
                                                 --------   ---------    --------   --------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $ (1,882)  $  (3,348)  $ (1,085)   $ (1,250)  $  (2,006)  $ (4,363)
Net realized gains (losses).....................   18,512      37,768     12,326       6,491      21,436     48,865
Change in unrealized gains (losses).............    2,065     (38,099)    10,431     (11,190)      4,297    (78,800)
                                                 --------   ---------    --------   --------   ---------   --------
Increase (decrease) in net assets from
 operations.....................................   18,695      (3,679)    21,672      (5,949)     23,727    (34,298)
                                                 --------   ---------    --------   --------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       --          --         --          --          20         35
Benefit payments................................  (18,203)         --     (2,941)    (21,082)     (1,456)        --
Payments on termination.........................  (32,744)   (121,875)   (46,480)     (3,427)   (123,883)   (47,112)
Contract Maintenance Charge.....................      (58)        (79)      (134)       (156)        (79)       (86)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (1,180)         63       (684)     (4,147)      6,812    (12,356)
                                                 --------   ---------    --------   --------   ---------   --------
Increase (decrease) in net assets from contract
 transactions...................................  (52,185)   (121,891)   (50,239)    (28,812)   (118,586)   (59,519)
                                                 --------   ---------    --------   --------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (33,490)   (125,570)   (28,567)    (34,761)    (94,859)   (93,817)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  139,136     264,706    148,214     182,975     228,029    321,846
                                                 --------   ---------    --------   --------   ---------   --------
NET ASSETS AT END OF PERIOD..................... $105,646   $ 139,136   $119,647    $148,214   $ 133,170   $228,029
                                                 ========   =========    ========   ========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   14,862      27,702     15,097      17,834      19,381     24,168
       Units issued.............................       17       1,063         14         264         681        829
       Units redeemed...........................   (5,077)    (13,903)    (4,692)     (3,001)    (10,519)    (5,616)
                                                 --------   ---------    --------   --------   ---------   --------
    Units outstanding at end of period..........    9,802      14,862     10,419      15,097       9,543     19,381
                                                 ========   =========    ========   ========   =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ------------------------------------------------------------------------
                                          MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE   MORGAN STANLEY VARIABLE
                                          TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)      INVESTMENT SERIES
                                              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          ---------------------  ----------------------  ------------------------
                                             MFS RESEARCH             MFS UTILITIES
                                            (SERVICE CLASS)          (SERVICE CLASS)         AGGRESSIVE EQUITY
                                          ---------------------  ----------------------  ------------------------
                                            2012        2011        2012        2011         2012         2011
                                           --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (813)   $ (1,107)  $   62,145  $   19,502  $  (171,009) $  (193,278)
Net realized gains (losses)..............   20,848      18,673       20,054      31,389    1,490,993      857,274
Change in unrealized gains (losses)......   (5,345)    (20,871)      56,854      13,506     (199,836)  (1,701,237)
                                           --------   --------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   14,690      (3,305)     139,053      64,397    1,120,148   (1,037,241)
                                           --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       --          --           --          --          300       22,359
Benefit payments.........................  (12,594)    (22,665)          --          --     (439,731)    (458,685)
Payments on termination..................  (42,680)    (32,794)    (108,069)   (167,521)  (1,052,721)  (1,612,315)
Contract Maintenance Charge..............      (40)        (49)        (141)       (126)      (8,004)      (9,059)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      (23)     (5,621)      11,122      14,780     (401,214)      85,877
                                           --------   --------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (55,337)    (61,129)     (97,088)   (152,867)  (1,901,370)  (1,971,823)
                                           --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (40,647)    (64,434)      41,965     (88,470)    (781,222)  (3,009,064)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  103,511     167,945    1,312,871   1,401,341   11,186,922   14,195,986
                                           --------   --------   ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 62,864    $103,511   $1,354,836  $1,312,871  $10,405,700  $11,186,922
                                           ========   ========   ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   10,341      16,252       64,244      71,863      774,338      900,377
       Units issued......................        2          12          697       1,147       25,401       54,287
       Units redeemed....................   (4,911)     (5,923)      (4,868)     (8,766)    (146,470)    (180,326)
                                           --------   --------   ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    5,432      10,341       60,073      64,244      653,269      774,338
                                           ========   ========   ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          --------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                               EUROPEAN EQUITY               INCOME PLUS             LIMITED DURATION
                                          -------------------------  --------------------------  ------------------------
                                              2012         2011          2012          2011          2012         2011
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   515,747  $    423,091  $  3,495,023  $  4,069,563  $   162,253  $   242,136
Net realized gains (losses)..............  (1,028,650)     (777,308)    1,555,412     1,466,256     (438,098)    (472,862)
Change in unrealized gains (losses)......   6,303,971    (4,279,245)    4,653,431    (2,220,215)     479,712      404,002
                                          -----------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   5,791,068    (4,633,462)    9,703,866     3,315,604      203,867      173,276
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      47,636        45,210        47,709        97,064       10,140           --
Benefit payments.........................  (1,347,497)   (2,013,181)   (4,142,911)   (7,305,084)    (644,419)    (427,952)
Payments on termination..................  (3,598,513)   (4,523,494)   (9,195,137)  (11,112,285)    (938,602)  (1,187,461)
Contract Maintenance Charge..............     (21,877)      (26,643)      (34,215)      (39,290)      (5,924)      (6,810)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,675,907)   (1,562,328)      (90,896)      230,412     (622,818)    (667,660)
                                          -----------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,596,158)   (8,080,436)  (13,415,450)  (18,129,183)  (2,201,623)  (2,289,883)
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (805,090)  (12,713,898)   (3,711,584)  (14,813,579)  (1,997,756)  (2,116,607)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  37,738,185    50,452,083    83,302,159    98,115,738   11,736,557   13,853,164
                                          -----------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $36,933,095  $ 37,738,185  $ 79,590,575  $ 83,302,159  $ 9,738,801  $11,736,557
                                          ===========  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,533,802     1,820,247     2,909,882     3,561,344    1,106,063    1,321,538
       Units issued......................      44,479        25,860       156,358       124,795       38,131       41,739
       Units redeemed....................    (308,457)     (312,305)     (591,423)     (776,257)    (242,880)    (257,214)
                                          -----------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   1,269,824     1,533,802     2,474,817     2,909,882      901,314    1,106,063
                                          ===========  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                          ----------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES           INVESTMENT SERIES           INVESTMENT SERIES
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  --------------------------  --------------------------
                                                 MONEY MARKET             MULTI CAP GROWTH               STRATEGIST
                                          -------------------------  --------------------------  --------------------------
                                              2012         2011          2012          2011          2012          2011
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (610,298) $   (710,052) $ (2,318,517) $ (2,364,230) $    504,482  $    765,811
Net realized gains (losses)..............          --            --    10,111,015     7,905,547    (3,938,586)    7,358,180
Change in unrealized gains (losses)......          --            --     9,800,840   (19,503,735)    8,119,424   (17,771,849)
                                          -----------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    (610,298)     (710,052)   17,593,338   (13,962,418)    4,685,320    (9,647,858)
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     119,605       135,920       356,430        87,552       268,941        83,171
Benefit payments.........................  (2,441,432)   (2,065,528)   (6,629,792)   (7,530,127)   (5,298,822)   (5,534,513)
Payments on termination..................  (9,419,245)  (10,618,548)  (15,021,745)  (18,139,498)   (7,603,342)  (10,975,599)
Contract Maintenance Charge..............     (29,804)      (34,768)      (90,991)     (104,067)      (42,067)      (49,979)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   4,131,824     5,840,457    (3,930,483)   (5,054,783)   (1,953,923)   (3,143,997)
                                          -----------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (7,639,052)   (6,742,467)  (25,316,581)  (30,740,923)  (14,629,213)  (19,620,917)
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (8,249,350)   (7,452,519)   (7,723,243)  (44,703,341)   (9,943,893)  (29,268,775)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  47,376,172    54,828,691   163,632,115   208,335,456    90,476,999   119,745,774
                                          -----------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $39,126,822  $ 47,376,172  $155,908,872  $163,632,115  $ 80,533,106  $ 90,476,999
                                          ===========  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,310,666     3,762,495     4,049,176     4,780,691     3,492,890     4,202,435
       Units issued......................     950,580     1,125,584        71,545       121,237        65,270        76,667
       Units redeemed....................  (1,482,022)   (1,577,413)     (650,063)     (852,752)     (589,266)     (786,212)
                                          -----------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   2,779,224     3,310,666     3,470,658     4,049,176     2,968,894     3,492,890
                                          ===========  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------------
                                                                     MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                           MORGAN STANLEY VARIABLE      INVESTMENT SERIES         INVESTMENT SERIES
                                              INVESTMENT SERIES         (CLASS Y SHARES)          (CLASS Y SHARES)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                        AGGRESSIVE EQUITY          EUROPEAN EQUITY
                                                  UTILITIES             (CLASS Y SHARES)          (CLASS Y SHARES)
                                          ------------------------  ------------------------  ------------------------
                                              2012         2011         2012         2011         2012         2011
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   541,144  $   656,077  $  (259,449) $  (276,070) $    83,458  $    55,546
Net realized gains (losses)..............   1,446,413   (1,659,643)   1,893,065    1,690,993     (250,391)    (520,630)
Change in unrealized gains (losses)......   6,459,828    8,441,952     (201,941)  (2,751,392)   1,860,884   (1,215,803)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   8,447,385    7,438,386    1,431,675   (1,336,469)   1,693,951   (1,680,887)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      19,097       52,537        1,375       30,554       14,738       14,624
Benefit payments.........................  (3,105,156)  (3,277,624)    (286,785)    (292,385)    (190,568)    (245,943)
Payments on termination..................  (5,267,300)  (5,193,980)  (1,202,029)  (2,517,131)  (1,102,916)  (1,800,767)
Contract Maintenance Charge..............     (26,146)     (28,257)     (14,953)     (18,378)     (20,609)     (23,542)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (698,286)    (900,246)    (303,475)   1,451,190     (335,667)  (2,192,699)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (9,077,791)  (9,347,570)  (1,805,867)  (1,346,150)  (1,635,022)  (4,248,327)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (630,406)  (1,909,184)    (374,192)  (2,682,619)      58,929   (5,929,214)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  54,191,850   56,101,034   14,805,001   17,487,620   11,289,691   17,218,905
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $53,561,444  $54,191,850  $14,430,809  $14,805,001  $11,348,620  $11,289,691
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,962,535    2,313,748    1,292,768    1,405,491    1,204,342    1,562,908
       Units issued......................      61,439       47,238       41,783      213,142       20,111       28,873
       Units redeemed....................    (362,849)    (398,451)    (189,055)    (325,865)    (183,358)    (387,439)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   1,661,125    1,962,535    1,145,496    1,292,768    1,041,095    1,204,342
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ---------------------------------------------------------------------------------
                                            MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                               INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                               (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  ------------------------  --------------------------
                                                  INCOME PLUS             LIMITED DURATION             MONEY MARKET
                                               (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                          --------------------------  ------------------------  --------------------------
                                              2012          2011          2012         2011         2012          2011
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,821,405  $  4,428,967  $   414,108  $   609,432  $   (839,112) $   (991,670)
Net realized gains (losses)..............    1,913,682     1,926,583   (1,512,882)  (2,521,196)           --            --
Change in unrealized gains (losses)......    5,557,524    (2,984,031)   1,640,600    2,278,585            --            --
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   11,292,611     3,371,519      541,826      366,821      (839,112)     (991,670)
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       36,739       194,433       47,056       23,805        56,742        59,542
Benefit payments.........................   (2,972,624)   (3,248,796)  (1,513,930)  (1,303,130)   (1,557,236)   (1,124,326)
Payments on termination..................  (13,896,913)  (18,457,196)  (4,370,462)  (6,869,093)  (10,370,699)  (22,304,332)
Contract Maintenance Charge..............     (237,050)     (270,976)     (79,381)     (91,846)     (152,096)     (183,113)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      805,157    (2,422,317)     176,751   (1,689,565)    5,846,594    13,796,650
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (16,264,691)  (24,204,852)  (5,739,966)  (9,929,829)   (6,176,695)   (9,755,579)
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (4,972,080)  (20,833,333)  (5,198,140)  (9,563,008)   (7,015,807)  (10,747,249)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  100,406,879   121,240,212   42,640,673   52,203,681    53,761,131    64,508,380
                                          ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 95,434,799  $100,406,879  $37,442,533  $42,640,673  $ 46,745,324  $ 53,761,131
                                          ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    6,774,885     8,428,823    4,529,489    5,587,606     5,321,844     6,281,926
       Units issued......................      384,374       488,309      264,065      264,374     1,459,802     2,437,710
       Units redeemed....................   (1,430,168)   (2,142,247)    (867,352)  (1,322,491)   (2,066,049)   (3,397,792)
                                          ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................    5,729,091     6,774,885    3,926,202    4,529,489     4,715,597     5,321,844
                                          ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------------
                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                               (CLASS Y SHARES)           (CLASS Y SHARES)          (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  ------------------------
                                               MULTI CAP GROWTH              STRATEGIST                 UTILITIES
                                               (CLASS Y SHARES)           (CLASS Y SHARES)          (CLASS Y SHARES)
                                          -------------------------  -------------------------  ------------------------
                                              2012         2011          2012         2011          2012         2011
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (819,126) $   (976,157) $   (46,447) $     14,455  $    68,727  $    86,840
Net realized gains (losses)..............   4,883,891     5,932,081   (1,699,740)    3,091,128      467,544     (723,605)
Change in unrealized gains (losses)......     800,014    (9,244,009)   3,519,896    (7,461,485)   1,629,022    2,571,286
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   4,864,779    (4,288,085)   1,773,709    (4,355,902)   2,165,293    1,934,521
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      13,839        22,023       25,081        27,764        2,086        4,560
Benefit payments.........................    (679,017)   (1,444,204)    (978,717)   (2,254,477)    (539,012)    (477,194)
Payments on termination..................  (6,946,694)  (10,644,568)  (3,460,488)   (6,392,574)  (1,528,371)  (2,420,931)
Contract Maintenance Charge..............     (96,105)     (116,183)     (64,066)      (87,157)     (13,049)     (14,293)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (934,564)     (370,852)  (2,166,259)   (3,202,816)      (8,385)    (277,296)
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (8,642,541)  (12,553,784)  (6,644,449)  (11,909,260)  (2,086,731)  (3,185,154)
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,777,762)  (16,841,869)  (4,870,740)  (16,265,162)      78,562   (1,250,633)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  47,586,208    64,428,077   38,876,477    55,141,639   14,141,395   15,392,028
                                          -----------  ------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $43,808,446  $ 47,586,208  $34,005,737  $ 38,876,477  $14,219,957  $14,141,395
                                          ===========  ============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,953,985     4,919,443    3,317,733     4,237,343    1,189,807    1,453,772
       Units issued......................     122,824       224,414       62,676        74,081       58,712       49,030
       Units redeemed....................    (763,492)   (1,189,872)    (604,649)     (993,691)    (210,166)    (312,995)
                                          -----------  ------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   3,313,317     3,953,985    2,775,760     3,317,733    1,038,353    1,189,807
                                          ===========  ============  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 ---------------------------------------------------------------
                                                  NEUBERGER BERMAN    NEUBERGER BERMAN         OPPENHEIMER
                                                 ADVISORS MANAGEMENT ADVISORS MANAGEMENT VARIABLE ACCOUNT FUNDS
                                                 TRUST SUB-ACCOUNT   TRUST SUB-ACCOUNT         SUB-ACCOUNT
                                                 -----------------   -----------------   ----------------------
                                                        AMT                 AMT
                                                     LARGE CAP            MID-CAP              OPPENHEIMER
                                                     VALUE (AE)            GROWTH               BALANCED
                                                 -----------------   -----------------   ----------------------
                                                   2012      2011      2012       2011      2012        2011
                                                 -------   --------  --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (208)  $   (349) $   (734)  $  (437) $   (1,492) $   19,513
Net realized gains (losses).....................    (242)    (3,983)    1,682       207     (38,411)    (65,051)
Change in unrealized gains (losses).............   2,905      2,604     1,956      (288)    224,406      36,444
                                                 -------   --------  --------   -------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   2,455     (1,728)    2,904      (518)    184,503      (9,094)
                                                 -------   --------  --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --         --        --        --      34,729         150
Benefit payments................................      --         --        --        --     (82,278)    (74,726)
Payments on termination.........................    (321)    (1,503)       --        --    (224,913)   (227,383)
Contract Maintenance Charge.....................     (16)       (17)       --        --      (1,031)     (1,039)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................      --    (13,621)  (29,456)   44,945     (67,916)    (79,044)
                                                 -------   --------  --------   -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    (337)   (15,141)  (29,456)   44,945    (341,409)   (382,042)
                                                 -------   --------  --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   2,118    (16,869)  (26,552)   44,427    (156,906)   (391,136)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  16,818     33,687    44,427        --   1,846,017   2,237,153
                                                 -------   --------  --------   -------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $18,936   $ 16,818  $ 17,875   $44,427  $1,689,111  $1,846,017
                                                 =======   ========  ========   =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,420      2,481     3,339        --     170,976     205,508
       Units issued.............................      --         --       356     4,440       3,427       1,383
       Units redeemed...........................     (27)    (1,061)   (1,952)   (1,101)    (32,010)    (35,915)
                                                 -------   --------  --------   -------  ----------  ----------
    Units outstanding at end of period..........   1,393      1,420     1,743     3,339     142,393     170,976
                                                 =======   ========  ========   =======  ==========  ==========

--------
(ae)Previously known as AMT Partners

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------
                                                OPPENHEIMER              OPPENHEIMER             OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          -----------------------  ----------------------  -----------------------
                                                OPPENHEIMER              OPPENHEIMER             OPPENHEIMER
                                            CAPITAL APPRECIATION          CORE BOND           GLOBAL SECURITIES
                                          -----------------------  ----------------------  -----------------------
                                             2012         2011        2012        2011        2012         2011
                                          ----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (23,912) $   (38,446) $   39,042  $   68,208  $   23,718  $     2,564
Net realized gains (losses)..............     89,879      100,763     (38,567)   (151,014)     48,872      140,260
Change in unrealized gains (losses)......    329,637     (148,609)     91,476     170,058     435,110     (415,928)
                                          ----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    395,604      (86,292)     91,951      87,252     507,700     (273,104)
                                          ----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     39,435       45,193       5,352      10,045      25,033       24,964
Benefit payments.........................    (26,885)     (23,935)    (10,213)     (1,847)    (32,564)     (15,452)
Payments on termination..................   (366,380)    (972,850)   (127,852)   (251,577)   (280,964)    (745,739)
Contract Maintenance Charge..............     (3,591)      (3,891)     (1,032)     (1,144)     (2,812)      (3,303)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (55,974)    (119,413)     19,025    (209,691)    (41,866)    (226,604)
                                          ----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (413,395)  (1,074,896)   (114,720)   (454,214)   (333,173)    (966,134)
                                          ----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (17,791)  (1,161,188)    (22,769)   (366,962)    174,527   (1,239,238)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,229,234    4,390,422   1,101,916   1,468,878   2,733,839    3,973,077
                                          ----------  -----------  ----------  ----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $3,211,443  $ 3,229,234  $1,079,147  $1,101,916  $2,908,366  $ 2,733,839
                                          ==========  ===========  ==========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    331,864      438,145     100,756     143,784     159,823      209,357
       Units issued......................     13,995       13,444       4,621       4,010       4,890        9,568
       Units redeemed....................    (53,492)    (119,725)    (14,726)    (47,038)    (22,521)     (59,102)
                                          ----------  -----------  ----------  ----------  ----------  -----------
    Units outstanding at end of
     period..............................    292,367      331,864      90,651     100,756     142,192      159,823
                                          ==========  ===========  ==========  ==========  ==========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                           ----------------------------------------------------------------------
                                                 OPPENHEIMER            OPPENHEIMER             OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                           ----------------------  --------------------   ----------------------
                                                 OPPENHEIMER
                                                   GLOBAL               OPPENHEIMER             OPPENHEIMER
                                            STRATEGIC INCOME (R)      HIGH INCOME (R)           MAIN STREET
                                           ----------------------  --------------------   ----------------------
                                              2012        2011      2012 (Y)      2011       2012        2011
                                           ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  104,290  $   60,844  $  36,579   $  30,421  $   (8,736) $  (11,826)
Net realized gains (losses)...............     91,652     146,818   (450,575)   (256,123)    112,361      30,707
Change in unrealized gains (losses).......     77,885    (206,726)   440,508     223,886     153,390     (51,176)
                                           ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    273,827         936     26,512      (1,816)    257,015     (32,295)
                                           ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     16,034         895      3,855       4,567      15,790       1,440
Benefit payments..........................   (119,409)    (60,641)    (7,797)        857    (105,371)     (4,725)
Payments on termination...................   (236,457)   (624,986)   (34,728)    (37,569)   (538,834)   (287,339)
Contract Maintenance Charge...............       (916)       (969)      (242)       (326)     (1,136)     (1,281)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     38,549    (124,919)  (231,966)   (106,684)    (12,605)    (74,190)
                                           ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................   (302,199)   (810,620)  (270,878)   (139,155)   (642,156)   (366,095)
                                           ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (28,372)   (809,684)  (244,366)   (140,971)   (385,141)   (398,390)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,521,608   3,331,292    244,366     385,337   1,878,267   2,276,657
                                           ----------  ----------  ---------   ---------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $2,493,236  $2,521,608  $      --   $ 244,366  $1,493,126  $1,878,267
                                           ==========  ==========  =========   =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    141,268     186,175     65,475      99,860     192,508     229,696
       Units issued.......................     62,542       7,718      1,800       5,984       4,971      10,161
       Units redeemed.....................    (36,758)    (52,625)   (67,275)    (40,369)    (64,653)    (47,349)
                                           ----------  ----------  ---------   ---------  ----------  ----------
    Units outstanding at end of period....    167,052     141,268         --      65,475     132,826     192,508
                                           ==========  ==========  =========   =========  ==========  ==========

--------
(r)On October 26, 2012, Oppenheimer High Income merged into Oppenheimer Global Strategic Income
(y)For the period beginning January 1, 2012 and ended October 26, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ------------------------------------------------------------------------
                                                                                                OPPENHEIMER
                                                OPPENHEIMER            OPPENHEIMER        VARIABLE ACCOUNT FUNDS
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  --------------------   ------------------------
                                                OPPENHEIMER            OPPENHEIMER
                                                MAIN STREET         SMALL- & MID-CAP            OPPENHEIMER
                                             SMALL- & MID-CAP            GROWTH                BALANCED (SS)
                                          ----------------------  --------------------   ------------------------
                                             2012        2011        2012        2011        2012         2011
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (8,757) $   (8,977) $  (8,870)  $ (10,538) $   (55,858) $    90,203
Net realized gains (losses)..............     99,480     118,837     35,957      36,772     (622,010)  (1,117,086)
Change in unrealized gains (losses)......     93,989    (148,260)    61,615     (17,143)   2,020,576      887,558
                                          ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    184,712     (38,400)    88,702       9,091    1,342,708     (139,325)
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,078       8,272         --          --       18,043       18,483
Benefit payments.........................       (761)      1,191    (29,192)    (22,807)    (291,966)    (451,548)
Payments on termination..................   (238,539)   (378,958)  (101,775)   (139,113)  (1,907,333)  (2,650,900)
Contract Maintenance Charge..............     (1,928)     (2,051)      (306)       (403)     (55,173)     (62,415)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (49,190)      5,070    (12,217)     (5,795)    (273,049)    (115,444)
                                          ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (285,340)   (366,476)  (143,490)   (168,118)  (2,509,478)  (3,261,824)
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (100,628)   (404,876)   (54,788)   (159,027)  (1,166,770)  (3,401,149)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,223,510   1,628,386    602,690     761,717   13,935,435   17,336,584
                                          ----------  ----------  ---------   ---------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,122,882  $1,223,510  $ 547,902   $ 602,690  $12,768,665  $13,935,435
                                          ==========  ==========  =========   =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     59,611      76,506     88,829     107,904    1,190,703    1,463,028
       Units issued......................      3,032       5,753      2,949          26       37,630       83,336
       Units redeemed....................    (15,746)    (22,648)   (18,932)    (19,101)    (238,394)    (355,661)
                                          ----------  ----------  ---------   ---------  -----------  -----------
    Units outstanding at end of
     period..............................     46,897      59,611     72,846      88,829      989,939    1,190,703
                                          ==========  ==========  =========   =========  ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------------
                                                 OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                 OPPENHEIMER                                         OPPENHEIMER
                                                   CAPITAL                 OPPENHEIMER                 GLOBAL
                                              APPRECIATION (SS)          CORE BOND (SS)            SECURITIES (SS)
                                          ------------------------  ------------------------  ------------------------
                                              2012         2011         2012         2011         2012         2011
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (382,624) $  (550,622) $ 1,015,413  $ 1,447,663  $    50,170  $   (90,325)
Net realized gains (losses)..............   1,487,824    1,064,154   (1,079,682)  (2,171,999)     262,754      400,895
Change in unrealized gains (losses)......   2,673,395   (1,407,617)   2,553,171    2,767,536    2,442,410   (2,058,387)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   3,778,595     (894,085)   2,488,902    2,043,200    2,755,334   (1,747,817)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      38,316       42,106       54,209       76,423      114,903       79,571
Benefit payments.........................    (780,620)    (745,903)    (744,776)    (866,889)    (382,018)    (931,709)
Payments on termination..................  (4,946,460)  (6,075,089)  (4,910,584)  (4,414,127)  (2,833,995)  (3,372,333)
Contract Maintenance Charge..............    (131,838)    (148,954)    (122,794)    (143,586)     (49,911)     (57,954)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,376,087)  (1,366,410)   2,354,314   (1,698,631)  (1,165,082)    (661,335)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (7,196,689)  (8,294,250)  (3,369,631)  (7,046,810)  (4,316,103)  (4,943,760)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,418,094)  (9,188,335)    (880,729)  (5,003,610)  (1,560,769)  (6,691,577)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  32,615,849   41,804,184   30,707,215   35,710,825   16,358,378   23,049,955
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $29,197,755  $32,615,849  $29,826,486  $30,707,215  $14,797,609  $16,358,378
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,606,277    3,242,485    3,796,461    4,692,358      876,022    1,110,754
       Units issued......................     108,760      136,776      651,575      485,932       45,692       56,169
       Units redeemed....................    (630,206)    (772,984)  (1,050,002)  (1,381,829)    (255,358)    (290,901)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,084,831    2,606,277    3,398,034    3,796,461      666,356      876,022
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ----------------------------------------------------------------------------------
                                                  OPPENHEIMER                OPPENHEIMER                 OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS      VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                            (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))     (SERVICE SHARES ("SS"))
                                                  SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          --------------------------  -------------------------  --------------------------
                                                  OPPENHEIMER
                                               GLOBAL STRATEGIC              OPPENHEIMER                 OPPENHEIMER
                                                INCOME (SS) (S)          HIGH INCOME (SS) (S)         MAIN STREET (SS)
                                          --------------------------  -------------------------  --------------------------
                                              2012          2011        2012 (Y)        2011         2012          2011
                                          ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  2,896,168  $  1,221,093  $  1,819,049  $ 1,110,338  $   (495,478) $   (569,414)
Net realized gains (losses)..............    2,322,831     3,215,795   (14,177,266)  (3,268,121)    1,836,647       571,570
Change in unrealized gains (losses)......    2,693,441    (4,843,232)   13,673,162    1,678,817     5,999,811    (1,124,080)
                                          ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    7,912,440      (406,344)    1,314,945     (478,966)    7,340,980    (1,121,924)
                                          ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       76,396        84,088        19,480       24,928        78,235       108,336
Benefit payments.........................   (1,746,309)   (3,066,892)     (138,019)    (283,316)     (827,433)   (1,587,215)
Payments on termination..................  (12,402,775)  (15,692,927)   (1,635,620)  (1,914,724)   (7,032,962)   (7,773,095)
Contract Maintenance Charge..............     (281,130)     (327,488)      (45,225)     (67,575)     (207,094)     (234,259)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   10,189,137    (2,188,667)  (12,111,553)    (196,106)   (2,216,774)   (1,795,410)
                                          ------------  ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (4,164,681)  (21,191,886)  (13,910,937)  (2,436,793)  (10,206,028)  (11,281,643)
                                          ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    3,747,759   (21,598,230)  (12,595,992)  (2,915,759)   (2,865,048)  (12,403,567)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   73,805,953    95,404,183    12,595,992   15,511,751    51,674,954    64,078,521
                                          ------------  ------------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 77,553,712  $ 73,805,953  $         --  $12,595,992  $ 48,809,906  $ 51,674,954
                                          ============  ============  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,507,154     5,770,140     3,034,077    3,580,046     3,708,185     4,508,435
       Units issued......................      874,349       424,281        94,281      222,275       155,244       167,757
       Units redeemed....................   (1,124,891)   (1,687,267)   (3,128,358)    (768,244)     (809,554)     (968,007)
                                          ------------  ------------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................    4,256,612     4,507,154            --    3,034,077     3,053,875     3,708,185
                                          ============  ============  ============  ===========  ============  ============

--------
(s)On October 26, 2012, Oppenheimer High Income (SS) merged into Oppenheimer Global Strategic Income (SS)
(y)For the period beginning January 1, 2012 and ended October 26, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ----------------------------------------------------------------------
                                                 OPPENHEIMER               OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS   PIMCO VARIABLE
                                           (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))  INSURANCE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------------  ------------------------  -----------------
                                                 OPPENHEIMER               OPPENHEIMER
                                                 MAIN STREET            SMALL- & MID-CAP       FOREIGN BOND
                                            SMALL- & MID-CAP (SS)          GROWTH (SS)        (US DOLLAR-HEDGED)
                                          ------------------------  ------------------------  -----------------
                                              2012         2011         2012         2011      2012      2011
                                          -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (278,747) $  (301,780) $  (144,513) $  (160,625) $   11    $    8
Net realized gains (losses)..............   1,240,532    1,101,780      372,825      315,835      57        14
Change in unrealized gains (losses)......   2,329,484   (1,567,322)     976,537     (109,577)     66        49
                                          -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from
 operations..............................   3,291,269     (767,322)   1,204,849       45,633     134        71
                                          -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     184,833      154,488        9,575       11,877      --        --
Benefit payments.........................    (512,202)    (522,549)    (209,694)    (246,131)     --        --
Payments on termination..................  (3,123,198)  (3,979,560)    (998,498)  (1,227,388)     --        --
Contract Maintenance Charge..............     (96,722)    (111,254)     (43,053)     (45,430)     (4)       (3)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,348,609)  (1,392,542)    (338,017)    (347,350)     (9)       (3)
                                          -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from
 contract transactions...................  (4,895,898)  (5,851,417)  (1,579,687)  (1,854,422)    (13)       (6)
                                          -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,604,629)  (6,618,739)    (374,838)  (1,808,789)    121        65
NET ASSETS AT BEGINNING OF
 PERIOD..................................  22,198,745   28,817,484    8,556,206   10,364,995   1,456     1,391
                                          -----------  -----------  -----------  -----------   ------   ------
NET ASSETS AT END OF PERIOD.............. $20,594,116  $22,198,745  $ 8,181,368  $ 8,556,206  $1,577    $1,456
                                          ===========  ===========  ===========  ===========   ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,139,381    1,420,539      626,024      752,243      99        99
       Units issued......................      54,366       75,959       18,845       37,068      --        --
       Units redeemed....................    (280,696)    (357,117)    (120,766)    (163,287)     (1)       --
                                          -----------  -----------  -----------  -----------   ------   ------
    Units outstanding at end of period...     913,051    1,139,381      524,103      626,024      98        99
                                          ===========  ===========  ===========  ===========   ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                     ---------------------------------------------------------
                                                      PIMCO VARIABLE   PIMCO VARIABLE      PIMCO VARIABLE
                                                      INSURANCE TRUST  INSURANCE TRUST     INSURANCE TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  --------------  ----------------------
                                                                                         PIMCO VIT COMMODITY
                                                                         PIMCO TOTAL     REALRETURN STRATEGY
                                                       MONEY MARKET        RETURN         (ADVISOR SHARES)
                                                     ----------------  --------------  ----------------------
                                                       2012     2011    2012    2011      2012        2011
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (302) $  (314) $   13  $   15  $   33,039  $  664,886
Net realized gains (losses).........................      --       --      28      24     (51,432)   (204,524)
Change in unrealized gains (losses).................      --       --      58     (12)    180,482    (926,818)
                                                     -------  -------  ------  ------  ----------  ----------
Increase (decrease) in net assets from operations...    (302)    (314)     99      27     162,089    (466,456)
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --      --      --       2,400       2,400
Benefit payments....................................      --       --      --      --     (57,175)   (197,788)
Payments on termination.............................    (644)      --      --      --    (470,133)   (735,259)
Contract Maintenance Charge.........................     (42)     (42)     (6)     (6)    (24,267)    (23,921)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      84      (17)     46     (62)    (17,776)    490,696
                                                     -------  -------  ------  ------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................    (602)     (59)     40     (68)   (566,951)   (463,872)
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    (904)    (373)    139     (41)   (404,862)   (930,328)
NET ASSETS AT BEGINNING OF PERIOD...................  21,474   21,847   1,223   1,264   4,690,514   5,620,842
                                                     -------  -------  ------  ------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $20,570  $21,474  $1,362  $1,223  $4,285,652  $4,690,514
                                                     =======  =======  ======  ======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,094    2,100      77      81     476,770     520,011
       Units issued.................................       8        3       3       1      20,579     141,188
       Units redeemed...............................     (67)      (9)     (1)     (5)    (75,910)   (184,429)
                                                     -------  -------  ------  ------  ----------  ----------
    Units outstanding at end of period..............   2,035    2,094      79      77     421,439     476,770
                                                     =======  =======  ======  ======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                        ---------------------------------------------------------------------------
                                            PIMCO VARIABLE           PIMCO VARIABLE                 PIMCO
                                            INSURANCE TRUST          INSURANCE TRUST      VARIABLE INSURANCE TRUST
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                               PIMCO VIT
                                               EMERGING                 PIMCO VIT              PIMCO VIT TOTAL
                                             MARKETS BOND              REALRETURN                  RETURN
                                           (ADVISOR SHARES)         (ADVISOR SHARES)          (ADVISOR SHARES)
                                        ----------------------  ------------------------  ------------------------
                                           2012        2011         2012         2011         2012         2011
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   65,119  $   67,182  $   (56,415) $    28,091  $   209,605  $   246,322
Net realized gains (losses)............     60,442      32,140      673,547      479,337      885,231      852,004
Change in unrealized gains
 (losses)..............................    175,457     (20,867)     (73,717)     263,929      790,856     (557,822)
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    301,018      78,455      543,415      771,357    1,885,692      540,504
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................         --       8,349           --           --        7,360        7,300
Benefit payments.......................    (49,969)    (81,182)    (212,846)    (294,870)    (658,994)  (1,047,783)
Payments on termination................   (386,671)   (304,385)  (1,295,272)  (1,503,173)  (4,535,351)  (5,530,594)
Contract Maintenance Charge............    (10,443)     (9,545)     (36,655)     (38,118)    (108,474)    (122,809)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    176,973    (185,481)   1,050,022        6,914      571,474      477,332
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (270,110)   (572,244)    (494,751)  (1,829,247)  (4,723,985)  (6,216,554)
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................     30,908    (493,789)      48,664   (1,057,890)  (2,838,293)  (5,676,050)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,989,431   2,483,220    7,910,151    8,968,041   26,297,173   31,973,223
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $2,020,339  $1,989,431  $ 7,958,815  $ 7,910,151  $23,458,880  $26,297,173
                                        ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    144,289     187,856      581,170      722,904    1,911,971    2,369,076
       Units issued....................     35,681      47,237      131,458       86,990      191,206      333,854
       Units redeemed..................    (53,337)    (90,804)    (166,179)    (228,724)    (520,660)    (790,959)
                                        ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    126,633     144,289      546,449      581,170    1,582,517    1,911,971
                                        ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                              -----------------------------------------------
                                                                PROFUNDS VP     PROFUNDS VP     PROFUNDS VP
                                                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                              --------------  --------------  --------------
                                                                                                  PROFUND
                                                                  PROFUND         PROFUND       VP MID-CAP
                                                               VP FINANCIALS  VP HEALTH CARE       VALUE
                                                              --------------  --------------  --------------
                                                               2012    2011    2012    2011    2012    2011
                                                              ------  ------  ------  ------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (46) $  (33) $  (36) $  (30) $  (60) $  (57)
Net realized gains (losses)..................................      1      (3)     31       2      36      34
Change in unrealized gains (losses)..........................    705    (358)    480     226     628    (208)
                                                              ------  ------  ------  ------  ------  ------
Increase (decrease) in net assets from operations............    660    (394)    475     198     604    (231)
                                                              ------  ------  ------  ------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --     550      --     550      --      --
Benefit payments.............................................     --      --      --      --      --      --
Payments on termination......................................     --      --      --      --      --      --
Contract Maintenance Charge..................................     (2)     (1)     (2)     (1)     (9)    (10)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................    258   2,033    (292)  2,055      --      --
                                                              ------  ------  ------  ------  ------  ------
Increase (decrease) in net assets from contract transactions.    256   2,582    (294)  2,604      (9)    (10)
                                                              ------  ------  ------  ------  ------  ------
INCREASE (DECREASE) IN NET ASSETS............................    916   2,188     181   2,802     595    (241)
NET ASSETS AT BEGINNING OF PERIOD............................  2,689     501   3,293     491   4,086   4,327
                                                              ------  ------  ------  ------  ------  ------
NET ASSETS AT END OF PERIOD.................................. $3,605  $2,689  $3,474  $3,293  $4,681  $4,086
                                                              ======  ======  ======  ======  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    485      77     305      49     436     437
       Units issued..........................................     44     408      --     255      --      --
       Units redeemed........................................     --      --     (27)      1      (1)     (1)
                                                              ------  ------  ------  ------  ------  ------
    Units outstanding at end of period.......................    529     485     278     305     435     436
                                                              ======  ======  ======  ======  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                 ---------------------------------------------------------------
                                                   PROFUNDS VP         PROFUNDS VP       PUTNAM VARIABLE TRUST
                                                   SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                                 -----------------  -----------------  ------------------------
                                                     PROFUND
                                                       VP                PROFUND              VT AMERICAN
                                                 TELECOMMUNICATIONS    VP UTILITIES        GOVERNMENT INCOME
                                                 -----------------  -----------------  ------------------------
                                                  2012      2011      2012      2011       2012         2011
                                                  ------   ------   --------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   79    $   41   $    123  $   464  $   350,149  $   847,973
Net realized gains (losses).....................      9         1      5,685      293    3,569,988    3,231,301
Change in unrealized gains (losses).............    363         1     (7,015)   6,158   (3,773,759)  (2,220,982)
                                                  ------   ------   --------  -------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    451        43     (1,207)   6,915      146,378    1,858,292
                                                  ------   ------   --------  -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     --       550         --       --       46,812       33,365
Benefit payments................................     --        --         --       --   (1,658,404)    (854,678)
Payments on termination.........................     --        --    (30,452)  (1,071)  (3,126,490)  (4,507,824)
Contract Maintenance Charge.....................     (2)       (1)       (20)     (27)     (61,587)     (73,895)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (93)    1,941         --        1     (652,920)  (2,251,867)
                                                  ------   ------   --------  -------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................    (95)    2,490    (30,472)  (1,097)  (5,452,589)  (7,654,899)
                                                  ------   ------   --------  -------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    356     2,533    (31,679)   5,818   (5,306,211)  (5,796,607)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,133       600     49,880   44,062   32,176,127   37,972,734
                                                  ------   ------   --------  -------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $3,489    $3,133   $ 18,201  $49,880  $26,869,916  $32,176,127
                                                  ======   ======   ========  =======  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    356        68      5,238    5,357    1,896,412    2,370,289
       Units issued.............................     --       288         --       --      118,533      141,621
       Units redeemed...........................    (11)       --     (3,301)    (119)    (428,980)    (615,498)
                                                  ------   ------   --------  -------  -----------  -----------
    Units outstanding at end of period..........    345       356      1,937    5,238    1,585,965    1,896,412
                                                  ======   ======   ========  =======  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ------------------------------------------------------------------------------
                                           PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          -----------------------  ------------------------  --------------------------
                                                 VT CAPITAL             VT DIVERSIFIED                VT EQUITY
                                               OPPORTUNITIES                INCOME                     INCOME
                                          -----------------------  ------------------------  --------------------------
                                             2012         2011         2012         2011         2012          2011
                                          ----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (47,988) $   (70,063) $ 1,384,090  $ 3,188,682  $    693,169  $    344,524
Net realized gains (losses)..............    133,990      249,582     (878,391)    (785,621)    5,681,201     5,474,504
Change in unrealized gains (losses)......    475,775     (537,679)   2,559,125   (3,918,943)    6,538,467    (4,971,689)
                                          ----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    561,777     (358,160)   3,064,824   (1,515,882)   12,912,837       847,339
                                          ----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      6,748        8,364      154,024       44,797       128,290       151,107
Benefit payments.........................    (72,037)     (63,301)  (1,074,608)  (1,483,392)   (1,745,777)   (1,930,330)
Payments on termination..................   (311,812)    (496,625)  (3,424,842)  (4,947,968)   (8,933,086)   (9,917,208)
Contract Maintenance Charge..............    (13,651)     (16,978)     (67,090)     (74,723)     (263,750)     (298,444)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (475,200)    (172,451)    (402,759)    (140,635)   (5,422,946)   (4,530,914)
                                          ----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (865,952)    (740,991)  (4,815,275)  (6,601,921)  (16,237,269)  (16,525,789)
                                          ----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (304,175)  (1,099,151)  (1,750,451)  (8,117,803)   (3,324,432)  (15,678,450)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,747,500    5,846,651   32,796,312   40,914,115    80,062,697    95,741,147
                                          ----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $4,443,325  $ 4,747,500  $31,045,861  $32,796,312  $ 76,738,265  $ 80,062,697
                                          ==========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    264,308      301,339    2,041,312    2,431,193     5,589,654     6,697,650
       Units issued......................      7,762       50,754      137,893      197,614       212,114       394,128
       Units redeemed....................    (52,700)     (87,785)    (421,620)    (587,495)   (1,237,073)   (1,502,124)
                                          ----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................    219,370      264,308    1,757,585    2,041,312     4,564,695     5,589,654
                                          ==========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                        ------------------------------------------------------------------------------
                                          PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                               SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                        -------------------------  ------------------------  ------------------------
                                                VT GEORGE                  VT GLOBAL                 VT GLOBAL
                                             PUTNAM BALANCED           ASSET ALLOCATION               EQUITY
                                        -------------------------  ------------------------  ------------------------
                                            2012         2011          2012         2011         2012         2011
                                        -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   327,962  $    511,083  $  (184,626) $   922,538  $    50,590  $   130,385
Net realized gains (losses)............  (3,236,352)   (5,691,912)     445,889      125,800   (1,030,259)  (1,583,767)
Change in unrealized gains
 (losses)..............................   9,439,204     6,173,644    2,810,964   (1,555,149)   3,850,236      429,481
                                        -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   6,530,814       992,815    3,072,227     (506,811)   2,870,567   (1,023,901)
                                        -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      64,582       124,966      268,347       29,812       14,889       60,952
Benefit payments.......................  (1,244,881)   (2,268,553)    (773,057)    (657,629)    (461,943)    (447,796)
Payments on termination................  (7,040,837)   (8,604,892)  (2,942,303)  (3,738,354)  (1,489,877)  (2,060,596)
Contract Maintenance Charge............    (186,722)     (209,946)     (84,503)     (97,902)     (53,557)     (61,175)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (1,318,627)   (2,747,094)  (1,499,493)  (1,479,886)    (784,932)  (1,811,249)
                                        -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (9,726,485)  (13,705,519)  (5,031,009)  (5,943,959)  (2,775,420)  (4,319,864)
                                        -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (3,195,671)  (12,712,704)  (1,958,782)  (6,450,770)      95,147   (5,343,765)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  63,362,955    76,075,659   26,312,825   32,763,595   16,534,124   21,877,889
                                        -----------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $60,167,284  $ 63,362,955  $24,354,043  $26,312,825  $16,629,271  $16,534,124
                                        ===========  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   5,947,992     7,235,515    2,012,992    2,438,147    2,225,944    2,784,532
       Units issued....................     246,383       225,749      113,600      172,259       37,382       93,217
       Units redeemed..................  (1,090,386)   (1,513,272)    (459,506)    (597,414)    (370,313)    (651,805)
                                        -----------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................   5,103,989     5,947,992    1,667,086    2,012,992    1,893,013    2,225,944
                                        ===========  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                        -------------------------------------------------------------------------------
                                          PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                        ------------------------  ------------------------  --------------------------
                                                VT GLOBAL                 VT GLOBAL                VT GROWTH AND
                                               HEALTH CARE                UTILITIES                   INCOME
                                        ------------------------  ------------------------  --------------------------
                                            2012         2011         2012         2011         2012          2011
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (29,087) $  (155,173) $   308,626  $   366,275  $    468,036  $   (213,692)
Net realized gains (losses)............   2,358,998    1,198,321     (414,076)    (477,624)   (7,093,409)  (11,590,285)
Change in unrealized gains
 (losses)..............................   2,290,842   (1,495,452)     578,208   (1,019,525)   29,741,323     2,491,608
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................   4,620,753     (452,304)     472,758   (1,130,874)   23,115,950    (9,312,369)
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................     110,032      124,153       50,345       30,824       310,967       191,988
Benefit payments.......................    (491,873)    (524,625)    (364,060)    (413,996)   (4,353,521)   (4,892,791)
Payments on termination................  (2,526,762)  (3,168,519)  (1,202,662)  (1,898,140)  (14,121,142)  (18,437,740)
Contract Maintenance Charge............     (91,494)     (98,293)     (37,413)     (43,627)     (384,935)     (439,815)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (1,103,103)  (2,145,537)    (879,652)  (1,005,521)   (7,060,736)   (9,503,204)
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (4,103,200)  (5,812,821)  (2,433,442)  (3,330,460)  (25,609,367)  (33,081,562)
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................     517,553   (6,265,125)  (1,960,684)  (4,461,334)   (2,493,417)  (42,393,931)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  23,901,653   30,166,778   14,106,883   18,568,217   141,860,605   184,254,536
                                        -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $24,419,206  $23,901,653  $12,146,199  $14,106,883  $139,367,188  $141,860,605
                                        ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   1,982,371    2,433,952    1,245,347    1,527,781    14,616,999    17,810,179
       Units issued....................      68,885       71,137       35,569       46,661       372,204       465,712
       Units redeemed..................    (373,175)    (522,718)    (241,037)    (329,095)   (2,748,799)   (3,658,892)
                                        -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................   1,678,081    1,982,371    1,039,879    1,245,347    12,240,404    14,616,999
                                        ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          --------------------------------------------------------------------------------
                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  -------------------------  --------------------------
                                                  VT GROWTH
                                                OPPORTUNITIES             VT HIGH YIELD                 VT INCOME
                                          ------------------------  -------------------------  --------------------------
                                              2012         2011         2012         2011          2012          2011
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (135,008) $  (132,149) $ 2,829,949  $  3,411,007  $  3,626,008  $  8,801,890
Net realized gains (losses)..............      52,182     (113,373)    (156,969)     (285,716)     (322,285)     (788,623)
Change in unrealized gains (losses)......   1,558,798     (289,522)   3,367,736    (2,877,898)    5,450,427    (3,733,119)
                                          -----------  -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   1,475,972     (535,044)   6,040,716       247,393     8,754,150     4,280,148
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      11,548       27,271      125,428        83,527       132,982       139,353
Benefit payments.........................    (240,565)    (130,973)  (1,009,879)   (1,217,642)   (2,399,743)   (4,370,855)
Payments on termination..................    (914,828)  (1,103,204)  (6,066,244)   (7,259,556)  (12,464,625)  (16,920,880)
Contract Maintenance Charge..............     (32,210)     (33,916)    (141,774)     (161,050)     (310,995)     (354,699)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (192,858)     303,328      (27,634)   (2,642,868)     (747,892)   (6,940,520)
                                          -----------  -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,368,913)    (937,494)  (7,120,103)  (11,197,589)  (15,790,273)  (28,447,601)
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................     107,059   (1,472,538)  (1,079,387)  (10,950,196)   (7,036,123)  (24,167,453)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,500,645   10,973,183   45,504,053    56,454,249   102,953,933   127,121,386
                                          -----------  -----------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,607,704  $ 9,500,645  $44,424,666  $ 45,504,053  $ 95,917,810  $102,953,933
                                          ===========  ===========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,117,161    2,305,765    2,500,292     3,100,270     6,875,073     8,791,123
       Units issued......................     133,090      216,877      222,421       246,482       504,467       574,896
       Units redeemed....................    (403,290)    (405,481)    (586,541)     (846,460)   (1,505,146)   (2,490,946)
                                          -----------  -----------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   1,846,961    2,117,161    2,136,172     2,500,292     5,874,394     6,875,073
                                          ===========  ===========  ===========  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                      VT                         VT                        VT
                                                 INTERNATIONAL              INTERNATIONAL             INTERNATIONAL
                                                    EQUITY                     GROWTH                     VALUE
                                          --------------------------  ------------------------  ------------------------
                                              2012          2011          2012         2011         2012         2011
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    656,621  $  2,112,833  $     9,984  $   177,806  $   273,931  $   261,898
Net realized gains (losses)..............   (8,327,269)   (7,970,135)     110,302      315,854   (1,878,252)  (2,331,152)
Change in unrealized gains
 (losses)................................   24,909,654   (14,778,308)   2,410,788   (3,901,620)   4,462,701     (854,057)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   17,239,006   (20,635,610)   2,531,074   (3,407,960)   2,858,380   (2,923,311)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      187,469       255,735       75,518      149,997       38,592       27,084
Benefit payments.........................   (2,316,311)   (2,651,674)     (99,121)    (395,228)    (434,483)    (482,078)
Payments on termination..................   (9,457,267)  (14,277,892)  (1,084,707)  (1,787,028)  (1,691,259)  (2,552,360)
Contract Maintenance Charge..............     (275,200)     (330,816)     (55,662)     (64,701)     (50,046)     (64,048)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,107,832)   (1,449,397)  (1,294,699)      57,049   (1,295,325)  (1,674,956)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (17,969,141)  (18,454,044)  (2,458,671)  (2,039,911)  (3,432,521)  (4,746,358)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     (730,135)  (39,089,654)      72,403   (5,447,871)    (574,141)  (7,669,669)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   93,328,619   132,418,273   14,000,296   19,448,167   15,942,745   23,612,414
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 92,598,484  $ 93,328,619  $14,072,699  $14,000,296  $15,368,604  $15,942,745
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    9,303,600    10,863,663    1,545,333    1,737,094    1,543,305    1,943,339
       Units issued......................      333,937       721,549       54,621      178,727       46,834       74,253
       Units redeemed....................   (1,930,388)   (2,281,612)    (293,956)    (370,488)    (351,642)    (474,287)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    7,707,149     9,303,600    1,305,998    1,545,333    1,238,497    1,543,305
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------------------
                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          --------------------------  --------------------------  --------------------------
                                                 VT INVESTORS               VT MONEY MARKET           VT MULTI-CAP GROWTH
                                          --------------------------  --------------------------  --------------------------
                                              2012          2011          2012          2011          2012          2011
                                          ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (43,620) $   (158,797) $ (1,310,326) $ (1,571,978) $   (913,442) $ (1,024,919)
Net realized gains (losses)..............     (152,267)   (1,178,104)           --            --       155,441      (882,345)
Change in unrealized gains (losses)......    7,897,103       720,133            --            --    11,897,667    (3,200,783)
                                          ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    7,701,216      (616,768)   (1,310,326)   (1,571,978)   11,139,666    (5,108,047)
                                          ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      157,870        60,912     1,017,781       326,811       225,290       279,124
Benefit payments.........................   (1,631,852)   (1,471,401)   (4,757,386)   (4,753,597)   (1,750,906)   (1,900,391)
Payments on termination..................   (5,280,904)   (5,652,703)  (32,898,089)  (44,676,481)   (6,856,377)   (9,781,777)
Contract Maintenance Charge..............     (170,441)     (185,421)     (392,511)     (478,463)     (287,101)     (332,415)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (3,134,487)   (2,893,525)   27,437,996    29,147,593    (4,912,415)   (8,357,393)
                                          ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (10,059,814)  (10,142,138)   (9,592,209)  (20,434,137)  (13,581,509)  (20,092,852)
                                          ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (2,358,598)  (10,758,906)  (10,902,535)  (22,006,115)   (2,441,843)  (25,200,899)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   53,722,135    64,481,041    92,775,460   114,781,575    76,544,264   101,745,163
                                          ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 51,363,537  $ 53,722,135  $ 81,872,925  $ 92,775,460  $ 74,102,421  $ 76,544,264
                                          ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    6,981,283     8,264,443     8,989,434    10,950,147    10,185,088    12,641,766
       Units issued......................      172,150       198,998     4,143,569     5,726,336       177,091       231,161
       Units redeemed....................   (1,378,717)   (1,482,158)   (5,077,923)   (7,687,049)   (1,792,739)   (2,687,839)
                                          ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................    5,774,716     6,981,283     8,055,080     8,989,434     8,569,440    10,185,088
                                          ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          -----------------------------------------------------------------------------
                                           PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  ------------------------  -------------------------
                                             VT MULTI-CAP VALUE           VT RESEARCH            VT SMALL CAP VALUE
                                          -----------------------  ------------------------  -------------------------
                                             2012         2011         2012         2011         2012         2011
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (63,397) $   (78,161) $   (93,747) $  (169,367) $  (456,406) $   (507,979)
Net realized gains (losses)..............    (19,495)     (62,955)     504,321       99,156     (618,290)   (1,559,066)
Change in unrealized gains (losses)......    957,731     (301,273)   3,536,687     (740,757)   7,461,276      (940,895)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    874,839     (442,389)   3,947,261     (810,968)   6,386,580    (3,007,940)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,107       17,411       42,280       79,438       70,449       161,260
Benefit payments.........................   (127,081)    (145,805)    (615,369)    (692,886)    (784,024)   (1,046,802)
Payments on termination..................   (365,156)    (923,727)  (2,728,514)  (3,270,387)  (4,670,650)   (6,650,681)
Contract Maintenance Charge..............    (18,305)     (20,409)     (81,730)     (93,042)     (82,510)      (95,302)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (100,693)    (464,664)  (2,052,353)  (2,372,666)  (2,776,198)   (3,136,318)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (606,128)  (1,537,194)  (5,435,686)  (6,349,543)  (8,242,933)  (10,767,843)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    268,711   (1,979,583)  (1,488,425)  (7,160,511)  (1,856,353)  (13,775,783)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  6,219,673    8,199,256   25,745,980   32,906,491   43,848,516    57,624,299
                                          ----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $6,488,384  $ 6,219,673  $24,257,555  $25,745,980  $41,992,163  $ 43,848,516
                                          ==========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    381,874      471,423    2,809,602    3,482,675    2,622,944     3,254,570
       Units issued......................     34,922       34,447       55,711       59,873       99,331       157,702
       Units redeemed....................    (69,264)    (123,996)    (586,706)    (732,946)    (556,916)     (789,328)
                                          ----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    347,532      381,874    2,278,607    2,809,602    2,165,359     2,622,944
                                          ==========  ===========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          --------------------------------------------------------------------------------
                                                                         THE UNIVERSAL                THE UNIVERSAL
                                             PUTNAM VARIABLE TRUST    INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                  SUB-ACCOUNT             SUB-ACCOUNT                  SUB-ACCOUNT
                                          --------------------------  ------------------------  -------------------------
                                                                         VAN KAMPEN UIF               VAN KAMPEN UIF
                                                                           CORE PLUS                     EMERGING
                                                  VT VOYAGER              FIXED INCOME                MARKETS EQUITY
                                          --------------------------  ------------------------  -------------------------
                                              2012          2011         2012         2011          2012         2011
                                          ------------  ------------   ---------     --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (1,254,654) $ (1,986,326) $  30,473     $ 19,894    $  (468,232) $   (420,569)
Net realized gains (losses)..............     (214,842)      707,132      2,443       (2,965)       202,668       841,013
Change in unrealized gains (losses)......   14,841,924   (25,319,391)    40,442       21,342      5,010,863    (7,541,525)
                                          ------------  ------------   ---------     --------   -----------  ------------
Increase (decrease) in net assets from
 operations..............................   13,372,428   (26,598,585)    73,358       38,271      4,745,299    (7,121,081)
                                          ------------  ------------   ---------     --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      236,513       251,468        486        1,500          4,173        20,102
Benefit payments.........................   (2,465,969)   (3,423,964)        --           --     (1,103,552)     (724,634)
Payments on termination..................  (10,940,057)  (16,435,141)  (163,134)     (32,137)    (2,366,823)   (4,799,697)
Contract Maintenance Charge..............     (353,565)     (419,057)      (272)        (265)       (10,375)      (11,818)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (5,543,481)   (2,291,305)     5,581       19,289       (999,966)     (223,160)
                                          ------------  ------------   ---------     --------   -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (19,066,559)  (22,317,999)  (157,339)     (11,613)    (4,476,543)   (5,739,207)
                                          ------------  ------------   ---------     --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (5,694,131)  (48,916,584)   (83,981)      26,658        268,756   (12,860,288)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  107,441,299   156,357,883    993,771      967,113     28,314,061    41,174,349
                                          ------------  ------------   ---------     --------   -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $101,747,168  $107,441,299  $ 909,790     $993,771    $28,582,817  $ 28,314,061
                                          ============  ============   =========     ========   ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   11,845,035    13,951,428     74,294       75,242      1,607,448     1,868,431
       Units issued......................      371,211       998,561      2,732        4,918         81,662       163,104
       Units redeemed....................   (2,207,976)   (3,104,954)   (13,194)      (5,866)      (312,156)     (424,087)
                                          ------------  ------------   ---------     --------   -----------  ------------
    Units outstanding at end of
     period..............................   10,008,270    11,845,035     63,832       74,294      1,376,954     1,607,448
                                          ============  ============   =========     ========   ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                          ------------------------------------------------------------------------------
                                                THE UNIVERSAL              THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------   ------------------------  ------------------------
                                               VAN KAMPEN UIF
                                               GLOBAL TACTICAL            VAN KAMPEN UIF            VAN KAMPEN UIF
                                          ASSET ALLOCATION PORTFOLIO          GROWTH                MID CAP GROWTH
                                          ------------------------   ------------------------  ------------------------
                                              2012          2011         2012         2011         2012         2011
                                          -----------   -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    58,993   $   (46,927) $  (405,209) $  (430,871) $  (288,303) $  (294,676)
Net realized gains (losses)..............    (440,971)     (707,604)   2,780,677    2,163,364    2,508,373    1,286,710
Change in unrealized gains (losses)......   1,815,565        81,827      683,457   (2,607,767)    (976,817)  (2,558,684)
                                          -----------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,433,587      (672,704)   3,058,925     (875,274)   1,243,253   (1,566,650)
                                          -----------   -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       8,825         9,963       39,036       24,637          580       16,997
Benefit payments.........................    (307,649)     (433,461)    (697,110)    (612,357)    (748,178)    (642,902)
Payments on termination..................  (1,230,615)   (1,892,505)  (2,789,644)  (4,168,920)  (2,217,508)  (3,349,180)
Contract Maintenance Charge..............      (5,348)       (6,150)     (41,340)     (42,652)      (6,222)      (7,354)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (315,453)     (767,942)    (842,332)    (683,360)    (783,263)      (3,927)
                                          -----------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,850,240)   (3,090,095)  (4,331,390)  (5,482,652)  (3,754,591)  (3,986,366)
                                          -----------   -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (416,653)   (3,762,799)  (1,272,465)  (6,357,926)  (2,511,338)  (5,553,016)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,723,495    16,486,294   24,622,358   30,980,284   17,982,584   23,535,600
                                          -----------   -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $12,306,842   $12,723,495  $23,349,893  $24,622,358  $15,471,246  $17,982,584
                                          ===========   ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,319,768     1,622,755    2,254,884    2,712,334    1,018,622    1,218,154
       Units issued......................      44,651        52,338       87,202      137,115       47,127       99,278
       Units redeemed....................    (224,140)     (355,325)    (441,385)    (594,565)    (245,436)    (298,810)
                                          -----------   -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,140,279     1,319,768    1,900,701    2,254,884      820,313    1,018,622
                                          ===========   ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                          -----------------------------------------------------------------------------
                                                                          THE UNIVERSAL             THE UNIVERSAL
                                                THE UNIVERSAL       INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                          INSTITUTIONAL FUNDS, INC.        (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                         VAN KAMPEN UIF            VAN KAMPEN UIF
                                               VAN KAMPEN UIF               EMERGING                  EMERGING
                                              U.S. REAL ESTATE       MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)
                                          ------------------------  ------------------------  ------------------------
                                              2012         2011         2012         2011         2012         2011
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (182,007) $  (197,602) $   195,234  $   365,073  $  (204,166) $  (201,020)
Net realized gains (losses)..............     264,565     (355,790)     413,058      232,788      (49,726)     131,362
Change in unrealized gains (losses)......   2,837,556    1,592,200    1,815,773      354,590    2,284,714   (3,128,244)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   2,920,114    1,038,808    2,424,065      952,451    2,030,822   (3,197,902)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       3,355       12,509       29,041       20,148        9,002        8,731
Benefit payments.........................    (868,461)    (813,915)    (323,255)    (210,858)    (175,525)    (403,834)
Payments on termination..................  (2,449,633)  (3,806,365)  (3,385,349)  (3,521,561)  (2,177,044)  (2,723,482)
Contract Maintenance Charge..............      (8,304)      (9,130)     (68,740)     (79,413)     (59,578)     (70,644)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (58,823)    (354,367)    (436,043)  (1,304,381)    (353,420)     124,262
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,381,866)  (4,971,268)  (4,184,346)  (5,096,065)  (2,756,565)  (3,064,967)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (461,752)  (3,932,460)  (1,760,281)  (4,143,614)    (725,743)  (6,262,869)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  21,863,092   25,795,552   17,194,559   21,338,173   12,492,122   18,754,991
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $21,401,340  $21,863,092  $15,434,278  $17,194,559  $11,766,379  $12,492,122
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     793,123      972,188      781,681    1,023,186      422,384      510,908
       Units issued......................      67,407       66,725       50,397       75,868       24,060       45,481
       Units redeemed....................    (178,739)    (245,790)    (227,125)    (317,373)    (108,634)    (134,005)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     681,791      793,123      604,953      781,681      337,810      422,384
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31


                                          -------------------------------------------------------------------------------
                                                 THE UNIVERSAL              THE UNIVERSAL             THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                  (CLASS II)                 (CLASS II)                (CLASS II)
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                VAN KAMPEN UIF                                       VAN KAMPEN UIF
                                                    GLOBAL                 VAN KAMPEN UIF                MID CAP
                                             FRANCHISE (CLASS II)         GROWTH (CLASS II)         GROWTH (CLASS II)
                                          --------------------------  ------------------------  ------------------------
                                              2012          2011          2012         2011         2012         2011
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    306,075  $    998,105  $  (121,096) $  (150,104) $  (424,313) $  (457,907)
Net realized gains (losses)..............    3,916,751     1,403,646    1,059,273      967,726    3,475,749    1,656,602
Change in unrealized gains (losses)......    3,067,126     2,317,508      (21,770)  (1,142,668)  (1,227,997)  (3,315,624)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    7,289,952     4,719,259      916,407     (325,046)   1,823,439   (2,116,929)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       66,120        94,477        1,220        7,378       26,676       35,168
Benefit payments.........................   (1,173,001)   (1,144,308)    (188,069)    (291,699)    (551,714)    (777,080)
Payments on termination..................   (9,793,530)   (9,825,865)  (1,368,607)  (1,698,137)  (3,524,351)  (5,335,139)
Contract Maintenance Charge..............     (226,858)     (245,639)     (22,306)     (24,188)    (117,689)    (144,812)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,332,872)   (2,631,380)    (315,427)     (60,967)    (415,430)  (1,060,114)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (12,460,141)  (13,752,715)  (1,893,189)  (2,067,613)  (4,582,508)  (7,281,977)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (5,170,189)   (9,033,456)    (976,782)  (2,392,659)  (2,759,069)  (9,398,906)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   56,372,108    65,405,564    7,708,424   10,101,083   26,252,269   35,651,175
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 51,201,919  $ 56,372,108  $ 6,731,642  $ 7,708,424  $23,493,200  $26,252,269
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    2,988,403     3,715,147      508,763      633,171    1,641,336    1,999,690
       Units issued......................      126,980       132,149       20,690       58,463      115,883      188,692
       Units redeemed....................     (726,758)     (858,893)    (135,337)    (182,871)    (362,842)    (547,046)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    2,388,625     2,988,403      394,116      508,763    1,394,377    1,641,336
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31

                                                              ----------------------------------------------------
                                                                    THE UNIVERSAL             THE UNIVERSAL
                                                              INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                                     (CLASS II)                 (CLASS II)
                                                                     SUB-ACCOUNT               SUB-ACCOUNT
                                                              ------------------------  -------------------------
                                                                   VAN KAMPEN UIF             VAN KAMPEN UIF
                                                                    SMALL COMPANY               U.S. REAL
                                                                  GROWTH (CLASS II)         ESTATE (CLASS II)
                                                              ------------------------  -------------------------
                                                                  2012         2011         2012         2011
                                                              -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (184,635) $   308,758  $  (466,338) $   (541,429)
Net realized gains (losses)..................................     542,083      555,844      433,426    (1,135,443)
Change in unrealized gains (losses)..........................     979,910   (2,163,726)   6,008,989     3,972,636
                                                              -----------  -----------  -----------  ------------
Increase (decrease) in net assets from operations............   1,337,358   (1,299,124)   5,976,077     2,295,764
                                                              -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................      21,201       20,235       66,447        47,381
Benefit payments.............................................    (346,762)    (502,870)    (653,724)     (850,820)
Payments on termination......................................  (1,580,974)  (2,026,511)  (6,748,899)   (8,235,385)
Contract Maintenance Charge..................................     (42,862)     (51,182)    (191,572)     (211,878)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................    (619,959)    (537,840)  (1,530,855)   (2,144,894)
                                                              -----------  -----------  -----------  ------------
Increase (decrease) in net assets from contract transactions.  (2,569,356)  (3,098,168)  (9,058,603)  (11,395,596)
                                                              -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS............................  (1,231,998)  (4,397,292)  (3,082,526)   (9,099,832)
NET ASSETS AT BEGINNING OF PERIOD............................  11,112,338   15,509,630   45,526,129    54,625,961
                                                              -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD.................................. $ 9,880,340  $11,112,338  $42,443,603  $ 45,526,129
                                                              ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of period.................     600,704      752,378    1,894,222     2,366,859
       Units issued..........................................      13,402       38,922       88,940       151,224
       Units redeemed........................................    (139,970)    (190,596)    (429,846)     (623,861)
                                                              -----------  -----------  -----------  ------------
    Units outstanding at end of period.......................     474,136      600,704    1,553,316     1,894,222
                                                              ===========  ===========  ===========  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance Agreements do not extinguish Allstate's contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.

Allstate issued the following variable annuity contracts through the Account (collectively the "Contracts"). The Account accepts additional deposits from existing contractholders but is closed to new customers.

AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) AIM Lifetime Enhanced Choice/SM/ Variable Annuity
AIM Lifetime Plus/SM/ Variable Annuity
AIM Lifetime Plus/SM/ II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra) Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex) Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios and the underlying mutual funds (collectively the "Funds"):

 ADVANCED SERIES TRUST                  ADVANCED SERIES TRUST (CONTINUED)
    AST Academic Strategies Asset          AST JPMorgan Global Thematic
        Allocation                             (Previously known as AST
    AST Advanced Strategies                    Horizon Growth Asset
    AST American Century Income &              Allocation)
        Growth (On May 4, 2012 AST         AST JPMorgan International Equity
        American Century Income &          AST JPMorgan Strategic
        Growth merged into AST New             Opportunities
        Discovery Asset Allocation)        AST Large-Cap Value
        (For the period beginning          AST Lord Abbett Core Fixed Income
        January 1, 2012 and ended          AST Marsico Capital Growth
        May 4, 2012)                       AST MFS Global Equity
    AST Balanced Asset Allocation          AST MFS Growth
    AST BlackRock Global Strategies        AST MFS Large-Cap Value* (For the
    AST BlackRock Value                        period beginning August 20,
    AST Bond Portfolio 2016*                   2012 and ended December 31,
    AST Bond Portfolio 2018                    2012)
    AST Bond Portfolio 2019                AST Mid-Cap Value
    AST Bond Portfolio 2020                AST Money Market
    AST Bond Portfolio 2021                AST Neuberger Berman Core Bond*
    AST Bond Portfolio 2022                AST Neuberger Berman / LSV Mid-Cap
    AST Bond Portfolio 2023 (For the           Value
        period beginning January 3,        AST Neuberger Berman Mid-Cap Growth
        2012 and ended December 31,        AST Neuberger Berman Small-Cap
        2012)                                  Growth
    AST Capital Growth Asset Allocation    AST New Discovery Asset Allocation
    AST CLS Moderate Asset Allocation          (For the period beginning
    AST Cohen & Steers Realty                  April 30, 2012 and ended
    AST Federated Aggressive Growth            December 31, 2012)
    AST FI Pyramis(R) Asset Allocation     AST Parametric Emerging Markets
    AST First Trust Balanced Target            Equity
    AST First Trust Capital                AST PIMCO Limited Maturity Bond
        Appreciation Target                AST PIMCO Total Return Bond
    AST Franklin Templeton Founding        AST Preservation Asset Allocation
        Funds                              AST Prudential Core Bond*
    Allocation (For the period             AST Quantitative Modeling*
        beginning April 30, 2012 and       AST QMA US Equity Alpha
        ended December 31, 2012)           AST Schroders Global Tactical
    AST Global Real Estate                     (Previously known as AST CLS
    AST Goldman Sachs Concentrated             Growth Asset Allocation)
        Growth                             AST Schroders Multi-Asset World
    AST Goldman Sachs Large-Cap Value          Strategies
    AST Goldman Sachs Mid-Cap Growth       AST Small-Cap Growth
    AST Goldman Sachs Small-Cap Value      AST Small-Cap Value
    AST High Yield                         AST T. Rowe Price Asset Allocation
    AST Horizon Moderate Asset             AST T. Rowe Price Equity Income
        Allocation                         AST T. Rowe Price Global Bond
    AST International Growth               AST T. Rowe Price Large-Cap Growth
    AST International Value                AST T. Rowe Price Natural Resources
    AST Investment Grade Bond              AST Wellington Management Hedged
    AST Jennison Large-Cap Growth*             Equity
    AST Jennison Large-Cap Value*          AST Western Asset Core Plus Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 ADVANCED SERIES TRUST (CONTINUED)      FIDELITY VARIABLE INSURANCE PRODUCTS
    AST Western Asset Emerging Markets    FUND (CONTINUED)
        Debt* (For the period              VIP Index 500
        beginning August 20, 2012 and      VIP Investment Grade Bond
        ended December 31, 2012)           VIP Overseas

 ALLIANCEBERNSTEIN VARIABLE PRODUCT     FIDELITY VARIABLE INSURANCE PRODUCTS
 SERIES FUND                              FUND (SERVICE CLASS 2)
    AllianceBernstein VPS Growth           VIP Asset Manager Growth (Service
    AllianceBernstein VPS Growth &             Class 2)
        Income                             VIP Contrafund (Service Class 2)
    AllianceBernstein VPS                  VIP Equity-Income (Service Class 2)
        International Value                VIP Freedom 2010 Portfolio
    AllianceBernstein VPS Large Cap            (Service Class 2)
        Growth                             VIP Freedom 2020 Portfolio
    AllianceBernstein VPS Small/Mid            (Service Class 2)
        Cap Value                          VIP Freedom 2030 Portfolio
    AllianceBernstein VPS Value                (Service Class 2)
                                           VIP Freedom Income Portfolio
 AMERICAN CENTURY VARIABLE PORTFOLIOS,         (Service Class 2)
 INC.                                      VIP Growth (Service Class 2)
    American Century VP Balanced           VIP Growth & Income (Service Class
    American Century VP International          2)
                                           VIP Growth Stock (Service Class 2)
 DREYFUS SOCIALLY RESPONSIBLE GROWTH       VIP High Income (Service Class 2)
 FUND, INC.                                VIP Index 500 (Service Class 2)
    Dreyfus Socially Responsible           VIP Investment Grade Bond (Service
        Growth Fund                            Class 2)
                                           VIP MidCap (Service Class 2)
 DREYFUS STOCK INDEX FUND                  VIP Money Market (Service Class 2)
    Dreyfus Stock Index Fund               VIP Overseas (Service Class 2)

 DREYFUS VARIABLE INVESTMENT FUND       FRANKLIN TEMPLETON VARIABLE INSURANCE
    VIF Growth & Income                   PRODUCTS TRUST
    VIF Money Market                       Franklin Flex Cap Growth Securities
                                           Franklin Growth and Income
 DWS VARIABLE INVESTMENT SERIES I              Securities
    DWS Bond VIP A                         Franklin High Income Securities
    DWS Capital Growth VIP A               Franklin Income Securities
    DWS Core Equity VIP A (Previously      Franklin Large Cap Growth
        known as DWS Growth and Income         Securities
        VIP A)                             Franklin Small Cap Value Securities
    DWS Global Small Cap Growth VIP A      Franklin Small-Mid Cap Growth
    DWS International VIP A                    Securities
                                           Franklin Templeton VIP Founding
 DWS VARIABLE INVESTMENT SERIES II             Funds Allocation (On
    DWS Global Income Builder VIP A II         September 21, 2012 Franklin
        (Previously known as DWS               Templeton VIP Founding Funds
        Balanced VIP A II)                     Allocation merged into AST
    DWS Money Market VIP A II                  Franklin Templeton Founding
    DWS Small Mid Cap Growth VIP A II          Funds Allocation) (For the
                                               period beginning January 1,
 FEDERATED INSURANCE SERIES                    2012 and ended September 21,
    Federated Prime Money Fund II              2012)
                                           Franklin U.S. Government Securities
 FIDELITY VARIABLE INSURANCE PRODUCTS      Mutual Global Discovery Securities
 FUND                                      Mutual Shares Securities
    VIP Contrafund                         Templeton Developing Markets
    VIP Equity-Income                          Securities
    VIP Growth                             Templeton Foreign Securities
    VIP High Income                        Templeton Global Bond Securities
                                           Templeton Growth Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST                INVESCO INVESTMENT SERVICES (CONTINUED)
    VIT Large Cap Value                                   Invesco Van Kampen V.I. High Yield
    VIT Mid Cap Value                                     Invesco Van Kampen V.I. Mid Cap Growth
    VIT Strategic Growth                                  Invesco Van Kampen V.I. Value
    VIT Strategic International Equity                    Invesco Van Kampen V.I. Value Opportunities
    VIT Structured Small Cap Equity                          (Previously known as Invesco V.I. Basic
    VIT Structured U.S. Equity                               Value)

INVESCO INVESTMENT SERVICES                           INVESCO INVESTMENT SERVICES (SERIES II)
    Invesco V.I. Balanced                                 Invesco V.I. Balanced II
    Invesco V.I. Capital Appreciation (On April 27,       Invesco V.I. Capital Appreciation II (On
       2012 Invesco V.I. Capital Appreciation                April 27, 2012 Invesco V.I. Capital
       merged into Invesco Van Kampen V.I. Capital           Appreciation II merged into Invesco Van
       Growth) (For the period beginning January 1,          Kampen V.I. Capital Growth Fund II) (For
       2012 and ended April 27, 2012)                        the period beginning January 1, 2012 and
    Invesco V.I. Capital Development (On April 27,           ended April 27, 2012)
       2012 Invesco V.I. Capital Development              Invesco V.I. Capital Development II (On
       merged into Invesco Van Kampen V.I. Mid               April 27, 2012 Invesco V.I. Capital
       Cap Growth) (For the period beginning                 Development II merged into Invesco Van
       January 1, 2012 and ended April 27, 2012)             Kampen V.I. Mid Cap Growth II) (For the
    Invesco V.I. Core Equity                                 period beginning January 1, 2012 and ended
    Invesco V.I. Diversified Dividend (Previously            April 27, 2012)
       known as Invesco V.I. Dividend Growth)             Invesco V.I. Core Equity II
    Invesco V.I. Diversified Income                       Invesco V.I. Diversified Dividend II (Previously
    Invesco V.I. Global Core Equity (Previously              known as Invesco V.I. Dividend Growth II)
       known as Invesco Van Kampen V.I. Global            Invesco V.I. Diversified Income II
       Value Equity)                                      Invesco V.I. Global Core Equity II (Previously
    Invesco V.I. Global Dividend Growth                      known as Invesco Van Kampen V.I. Global
    Invesco V.I. Government Securities                       Value Equity II)
    Invesco V.I. High Yield                               Invesco V.I. Global Dividend Growth II
    Invesco V.I. High Yield Securities                    Invesco V.I. Government Securities II
    Invesco V.I. Income Builder                           Invesco V.I. High Yield II
    Invesco V.I. International Growth                     Invesco V.I. High Yield Securities II
    Invesco V.I. Large Cap Growth                         Invesco V.I. Income Builder II
    Invesco V.I. Mid Cap Core Equity                      Invesco V.I. International Growth II
    Invesco V.I. Money Market                             Invesco V.I. Large Cap Growth II
    Invesco V.I. S&P 500 Index                            Invesco V.I. Mid Cap Core Equity II
    Invesco V.I. Technology                               Invesco V.I. Money Market II
    Invesco V.I. Utilities                                Invesco V.I. S&P 500 Index II
    Invesco Van Kampen V.I. American Franchise            Invesco V.I. Technology II
       (Previously known as Invesco Van Kampen            Invesco V.I. Utilities II
       V.I. Capital Growth) (For the period               Invesco Van Kampen V.I. American Franchise II
       beginning April 27, 2012 and ended                    (Previously known as Invesco Van Kampen
       December 31, 2012)                                    V.I. Capital Growth II) (For the period
    Invesco Van Kampen V.I. American Value                   beginning April 27, 2012 and ended
       (Previously known as Invesco Van Kampen               December 31, 2012)
       V.I. Mid Cap Value)                                Invesco Van Kampen V.I. American Value II
    Invesco Van Kampen V.I. Comstock                         (Previously known as Invesco Van Kampen
    Invesco Van Kampen V.I. Equity and Income                V.I. Mid Cap Value II)
    Invesco Van Kampen V.I. Government                    Invesco Van Kampen V.I. Capital Growth II

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 INVESCO INVESTMENT SERVICES (SERIES
 II) (CONTINUED)
    Invesco Van Kampen V.I. Comstock II MORGAN STANLEY VARIABLE INVESTMENT Invesco Van Kampen V.I. Equity and SERIES
        Income II                          Aggressive Equity
    Invesco Van Kampen V.I. Growth and     European Equity
        Income II                          Income Plus
    Invesco Van Kampen V.I.                Limited Duration
        International Growth Equity II     Money Market
    Invesco Van Kampen V.I. Mid Cap        Multi Cap Growth
        Growth II                          Strategist
    Invesco Van Kampen V.I. Value          Utilities
        Opportunities II (Previously
        known as Invesco V.I. Basic     MORGAN STANLEY VARIABLE INVESTMENT
        Value II)                         SERIES (CLASS Y SHARES)
                                           Aggressive Equity (Class Y Shares)
 JANUS ASPEN SERIES                        European Equity (Class Y Shares)
    Forty Portfolio                        Income Plus (Class Y Shares)
                                           Limited Duration (Class Y Shares)
 LAZARD RETIREMENT SERIES, INC.            Money Market (Class Y Shares)
    Emerging Markets Equity                Multi Cap Growth (Class Y Shares)
                                           Strategist (Class Y Shares)
 LEGG MASON PARTNERS VARIABLE INCOME       Utilities (Class Y Shares)
 TRUST
    Legg Mason ClearBridge Variable     NEUBERGER BERMAN ADVISORS MANAGEMENT
        Fundamental All Cap Value       TRUST
        Portfolio I                        AMT Large Cap Value (Previously
                                               known as AMT Partners)
 LEGG MASON PARTNERS VARIABLE              AMT Mid-Cap Growth
 PORTFOLIOS I, INC
    Legg Mason ClearBridge Variable     OPPENHEIMER VARIABLE ACCOUNT FUNDS
        Large Cap Value Portfolio I        Oppenheimer Balanced
                                           Oppenheimer Capital Appreciation
 LORD ABBETT SERIES FUND                   Oppenheimer Core Bond
    Bond-Debenture                         Oppenheimer Global Securities
    Fundamental Equity                     Oppenheimer Global Strategic Income
    Growth and Income                      Oppenheimer High Income (On
    Growth Opportunities                       October 26, 2012 Oppenheimer
    Mid-Cap Stock (Previously known as         High Income merged into
        Mid-Cap Value)                         Oppenheimer Global Strategic
                                               Income) (For the period
 MFS VARIABLE INSURANCE TRUST                  beginning January 1, 2012 and
    MFS Growth                                 ended October 26, 2012)
    MFS High Income                        Oppenheimer Main Street
    MFS Investors Trust                    Oppenheimer Main Street Small- &
    MFS New Discovery                          Mid-Cap
    MFS Research                           Oppenheimer Small- & Mid-Cap Growth
    MFS Research Bond
    MFS Utilities                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                          (SERVICE SHARES ("SS"))
 MFS VARIABLE INSURANCE TRUST (SERVICE     Oppenheimer Balanced (SS)
 CLASS)                                    Oppenheimer Capital Appreciation
    MFS Growth (Service Class)                 (SS)
    MFS Investors Trust (Service Class)    Oppenheimer Core Bond (SS)
    MFS New Discovery (Service Class)      Oppenheimer Global Securities (SS)
    MFS Research (Service Class)           Oppenheimer Global Strategic
    MFS Utilities (Service Class)              Income (SS)

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE     PUTNAM VARIABLE TRUST (CONTINUED)
  SHARES ("SS")) (CONTINUED)                       VT Global Equity
   Oppenheimer High Income (SS) (On                VT Global Health Care
       October 26, 2012 Oppenheimer High           VT Global Utilities
       Income (SS) merged into Oppenheimer         VT Growth and Income
       Global Strategic Income (SS)) (For the      VT Growth Opportunities
       period beginning January 1, 2012 and        VT High Yield
       ended October 26, 2012)                     VT Income
   Oppenheimer Main Street (SS)                    VT International Equity
   Oppenheimer Main Street Small- & Mid-Cap        VT International Growth
       (SS)                                        VT International Value
   Oppenheimer Small- & Mid-Cap Growth (SS)        VT Investors
                                                   VT Money Market
PIMCO VARIABLE INSURANCE TRUST                     VT Multi-Cap Growth
   Foreign Bond (US Dollar-Hedged)                 VT Multi-Cap Value
   Money Market                                    VT Research
   PIMCO Total Return                              VT Small Cap Value
   PIMCO VIT Commodity RealReturn Strategy         VT Voyager
       (Advisor Shares)
   PIMCO VIT Emerging Markets Bond (Advisor     PANORAMA SERIES FUND, INC. (SERVICE
       Shares)                                    SHARES ("SS"))
   PIMCO VIT RealReturn (Advisor Shares)           Oppenheimer International Growth (SS)*
   PIMCO VIT Total Return (Advisor Shares)
                                                RYDEX VARIABLE TRUST
PROFUNDS VP                                        Rydex VT Nasdaq 100 Strategy Fund*
   ProFund VP Consumer Goods Portfolio*
   ProFund Consumer Services Portfolio*         THE UNIVERSAL INSTITUTIONAL FUNDS, INC
   ProFund VP Financials                           Van Kampen UIF Core Plus Fixed Income
   ProFund VP Health Care                          Van Kampen UIF Emerging Markets Equity
   ProFund VP Industrials*                         Van Kampen UIF Global Tactical Asset
   Profund VP Large-Cap Growth*                        Allocation Portfolio
   Profund VP Large-Cap Value*                     Van Kampen UIF Growth
   ProFund VP Mid-Cap Growth*                      Van Kampen UIF Mid Cap Growth
   ProFund VP Mid-Cap Value                        Van Kampen UIF U.S. Real Estate
   ProFund VP Real Estate*
   ProFund VP Small-Cap Growth*                 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   ProFund VP Small-Cap Value*                  (CLASS II)
   ProFund VP Telecommunications                   Van Kampen UIF Emerging Markets Debt
   ProFund VP Utilities                                (Class II)
                                                   Van Kampen UIF Emerging Markets Equity
PUTNAM VARIABLE TRUST                                  (Class II)
   VT American Government Income                   Van Kampen UIF Global Franchise (Class
   VT Capital Opportunities                            II)
   VT Diversified Income                           Van Kampen UIF Growth (Class II)
   VT Equity Income                                Van Kampen UIF Mid Cap Growth (Class II)
   VT George Putnam Balanced                       Van Kampen UIF Small Company Growth
   VT Global Asset Allocation                          (Class II)
                                                   Van Kampen UIF U.S. Real Estate (Class
                                                       II)

--------
*FUND WAS AVAILABLE, BUT HAD NO NET ASSETS AS OF DECEMBER 31, 2012

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account.

The Account had no liability for unrecognized tax benefits as of December 31, 2012. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


3.  FAIR VALUE OF ASSETS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:    Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2:    Assets whose values are based on the following:
            (a) Quoted prices for similar assets in active markets;
            (b) Quoted prices for identical or similar assets in markets that are not active; or
            (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full  term of the asset.

Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers.

CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

5.  PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2012 were as follows:

                                                                  PURCHASES
                                                                  ----------
    Investments in the Advanced Series Trust Sub-Accounts:
       AST Academic Strategies Asset Allocation                   $1,160,101
       AST Advanced Strategies                                       551,072
       AST Balanced Asset Allocation                               2,319,681
       AST BlackRock Global Strategies                                16,945
       AST BlackRock Value                                             5,817
       AST Bond Portfolio 2018                                         7,186
       AST Bond Portfolio 2019                                        38,913
       AST Bond Portfolio 2020                                        12,556
       AST Bond Portfolio 2021                                         8,880
       AST Bond Portfolio 2022                                       292,730
       AST Bond Portfolio 2023 (z)                                   193,024
       AST Capital Growth Asset Allocation                         2,574,784
       AST CLS Moderate Asset Allocation                             227,730
       AST Cohen & Steers Realty                                      26,225
       AST Federated Aggressive Growth                                 7,811
       AST FI Pyramis(R) Asset Allocation                             76,671
       AST First Trust Balanced Target                               601,238
       AST First Trust Capital Appreciation Target                 4,868,239
       AST Franklin Templeton Founding Funds Allocation (u)(ab)    3,185,383
       AST Global Real Estate                                            167
       AST Goldman Sachs Concentrated Growth                             287
       AST Goldman Sachs Large-Cap Value                               3,467
       AST Goldman Sachs Mid-Cap Growth                                4,892

(u) On September 21, 2012, Franklin Templeton VIP Founding Funds Allocation Fund merged into AST Franklin Templeton Founding Funds Allocation
(z) For the period beginning January 3, 2012 and ended December 31, 2012
(ab) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                 ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Goldman Sachs Small-Cap Value                                             $      161
   AST High Yield                                                                    51,007
   AST Horizon Moderate Asset Allocation                                             95,135
   AST International Growth                                                             840
   AST International Value                                                            1,510
   AST Investment Grade Bond                                                      5,612,845
   AST JPMorgan Global Thematic (w)                                                  30,935
   AST JPMorgan International Equity                                                    881
   AST JPMorgan Strategic Opportunities                                             761,403
   AST Large-Cap Value                                                                5,320
   AST Lord Abbett Core Fixed Income                                                 15,769
   AST Marsico Capital Growth                                                        28,170
   AST MFS Global Equity                                                             14,528
   AST Mid-Cap Value                                                                    401
   AST Money Market                                                                 791,808
   AST Neuberger Berman / LSV Mid-Cap Value                                             811
   AST Neuberger Berman Mid-Cap Growth                                                7,547
   AST New Discovery Asset Allocation (ab)                                            5,636
   AST Parametric Emerging Markets Equity                                             1,235
   AST PIMCO Limited Maturity Bond                                                   16,461
   AST PIMCO Total Return Bond                                                       62,239
   AST Preservation Asset Allocation                                              2,170,304
   AST QMA US Equity Alpha                                                           14,572
   AST Schroders Global Tactical                                                    128,318
   AST Schroders Multi-Asset World Strategies                                       492,154
   AST Small-Cap Growth                                                                 241
   AST Small-Cap Value                                                                  479
   AST T. Rowe Price Asset Allocation                                             1,021,280
   AST T. Rowe Price Equity Income                                                   13,955
   AST T. Rowe Price Global Bond                                                      6,056
   AST T. Rowe Price Large-Cap Growth                                                   255
   AST T. Rowe Price Natural Resources                                                8,943
   AST Wellington Management Hedged Equity                                            5,046
   AST Western Asset Core Plus Bond                                                  13,792

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth                                                     288,750
   AllianceBernstein VPS Growth & Income                                          1,509,257
   AllianceBernstein VPS International Value                                      1,096,663
   AllianceBernstein VPS Large Cap Growth                                           591,753
   AllianceBernstein VPS Small/Mid Cap Value                                        937,637
   AllianceBernstein VPS Value                                                       33,325

(w) Previously known as AST Horizon Growth Asset Allocation
(ab) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                 ----------
Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced                                                  $      226
   American Century VP International                                                     38

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund                                             121

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund                                                          32,085

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income                                                                1,115
   VIF Money Market                                                                 206,000

Investments in the DWS Variable Investment Series I Sub-Accounts:
   DWS Bond VIP A                                                                    94,195
   DWS Capital Growth VIP A                                                          15,369
   DWS Core Equity VIP A (i)                                                         14,320
   DWS Global Small Cap Growth VIP A                                                 61,814
   DWS International VIP A                                                            7,412

Investments in the DWS Variable Investment Series II Sub-Accounts:
   DWS Global Income Builder VIP A II (j)                                            37,312
   DWS Money Market VIP A II                                                         25,165
   DWS Small Mid Cap Growth VIP A II                                                  6,846

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II                                                     42,085

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund                                                                   184,298
   VIP Equity-Income                                                                 83,794
   VIP Growth                                                                       146,511
   VIP High Income                                                                   66,507
   VIP Index 500                                                                    201,687
   VIP Investment Grade Bond                                                        133,792
   VIP Overseas                                                                      86,874

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)                                           918
   VIP Contrafund (Service Class 2)                                               2,845,611
   VIP Equity-Income (Service Class 2)                                               62,191
   VIP Freedom 2010 Portfolio (Service Class 2)                                     953,141

(i) Previously known as DWS Growth and Income VIP A
(j) Previously known as DWS Balanced VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                -----------
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2)
  Sub-Accounts (continued):
   VIP Freedom 2020 Portfolio (Service Class 2)                                 $   757,055
   VIP Freedom 2030 Portfolio (Service Class 2)                                     484,697
   VIP Freedom Income Portfolio (Service Class 2)                                   280,929
   VIP Growth (Service Class 2)                                                         946
   VIP Growth & Income (Service Class 2)                                            645,927
   VIP Growth Stock (Service Class 2)                                               445,058
   VIP High Income (Service Class 2)                                                430,477
   VIP Index 500 (Service Class 2)                                                1,232,835
   VIP Investment Grade Bond (Service Class 2)                                          111
   VIP MidCap (Service Class 2)                                                   1,514,147
   VIP Money Market (Service Class 2)                                             5,600,410
   VIP Overseas (Service Class 2)                                                       681

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities                                              188,448
   Franklin Growth and Income Securities                                          1,863,811
   Franklin High Income Securities                                                2,598,255
   Franklin Income Securities                                                    15,709,791
   Franklin Large Cap Growth Securities                                           2,334,867
   Franklin Small Cap Value Securities                                            1,232,787
   Franklin Small-Mid Cap Growth Securities                                         153,923
   Franklin U.S. Government Securities                                            6,663,947
   Mutual Global Discovery Securities                                             1,628,487
   Mutual Shares Securities                                                       2,379,706
   Templeton Developing Markets Securities                                        1,000,115
   Templeton Foreign Securities                                                   5,099,303
   Templeton Global Bond Securities                                                 251,262
   Templeton Growth Securities                                                       27,572

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value                                                              374,900
   VIT Mid Cap Value                                                                 73,451
   VIT Strategic Growth                                                                 110
   VIT Strategic International Equity                                                    53
   VIT Structured Small Cap Equity                                                  282,448
   VIT Structured U.S. Equity                                                       410,485

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. Capital Appreciation (n)(x)                                          53,235
   Invesco V.I. Capital Development (p)(x)                                          130,600

(n) On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. Capital Growth
(p) On April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth
(x) For the period beginning January 1, 2012 and ended April 27, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                           PURCHASES
                                                                          -----------
Investments in the Invesco Investment Services Sub-Accounts (continued):
   Invesco V.I. Core Equity                                               $ 1,648,730
   Invesco V.I. Diversified Income                                          1,371,765
   Invesco V.I. Diversified Dividend (c)                                    3,455,812
   Invesco V.I. Global Core Equity (g)                                      1,041,812
   Invesco V.I. Government Securities                                       1,632,317
   Invesco V.I. High Yield                                                    889,436
   Invesco V.I. High Yield Securities                                       2,141,600
   Invesco V.I. International Growth                                          641,307
   Invesco V.I. Mid Cap Core Equity                                           523,363
   Invesco V.I. Money Market                                                3,081,425
   Invesco V.I. S&P 500 Index                                               1,962,076
   Invesco V.I. Technology                                                    194,045
   Invesco V.I. Utilities                                                     856,582
   Invesco Van Kampen V.I. American Franchise (e)(aa)                      62,836,353
   Invesco Van Kampen V.I. American Value (l)                               1,122,183
   Invesco Van Kampen V.I. Comstock                                           765,780
   Invesco Van Kampen V.I. Equity and Income                                2,006,434
   Invesco Van Kampen V.I. Mid Cap Growth                                  13,159,461
   Invesco Van Kampen V.I. Value Opportunities (a)                            284,687

Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. Capital Appreciation II (o)(x)                                  7,716
   Invesco V.I. Capital Development II (q)(x)                                   6,358
   Invesco V.I. Core Equity II                                                 52,845
   Invesco V.I. Diversified Income II                                          67,321
   Invesco V.I. Diversified Dividend II (d)                                   951,803
   Invesco V.I. Global Core Equity II (h)                                     669,769
   Invesco V.I. Government Securities II                                       27,678
   Invesco V.I. High Yield II                                                  29,682
   Invesco V.I. High Yield Securities II                                    1,182,594
   Invesco V.I. International Growth II                                       158,927

(a) Previously known as Invesco V.I. Basic Value
(c) Previously known as Invesco V.I. Dividend Growth
(d) Previously known as Invesco V.I. Dividend Growth II
(e) Previously known as Invesco Van Kampen V.I. Capital Growth
(g) Previously known as Invesco Van Kampen V.I. Global Value Equity
(h) Previously known as Invesco Van Kampen V.I. Global Value Equity II
(l) Previously known as Invesco Van Kampen V.I. Mid Cap Value
(o) On April 27, 2012, Invesco V.I. Capital Appreciation II merged into Invesco Van Kampen V.I. Capital Growth II
(q) On April 27, 2012, Invesco V.I. Capital Development II merged into Invesco Van Kampen V.I. Mid Cap Growth II
(x) For the period beginning January 1, 2012 and ended April 27, 2012
(aa) For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                     PURCHASES
                                                                                     ----------
Investments in the Invesco Investment Service (Series II) Sub-Accounts (continued):
   Invesco V.I. Mid Cap Core Equity II                                               $   79,644
   Invesco V.I. Money Market II                                                          10,111
   Invesco V.I. S&P 500 Index II                                                      4,929,455
   Invesco V.I. Technology II                                                             6,788
   Invesco V.I. Utilities II                                                             25,152
   Invesco Van Kampen V.I. American Franchise II (f)(aa)                              2,565,578
   Invesco Van Kampen V.I. American Value II (m)                                        581,850
   Invesco Van Kampen V.I. Comstock II                                                2,462,636
   Invesco Van Kampen V.I. Equity and Income II                                       2,113,842
   Invesco Van Kampen V.I. Growth and Income II                                       1,492,232
   Invesco Van Kampen V.I. Mid Cap Growth II                                          1,693,226
   Invesco Van Kampen V.I. Value Opportunities II (b)                                   153,899

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio                                                                           56

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity                                                                   25

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I                     20

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I                               33

Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture                                                                     4,725,582
   Fundamental Equity                                                                   610,245
   Growth and Income                                                                    715,682
   Growth Opportunities                                                               1,282,841
   Mid-Cap Stock (k)                                                                    677,071

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth                                                                               237
   MFS High Income                                                                       30,808
   MFS Investors Trust                                                                   23,163
   MFS New Discovery                                                                    172,010
   MFS Research                                                                           4,505
   MFS Research Bond                                                                     83,018
   MFS Utilities                                                                         20,583

(b) Previously known as Invesco V.I. Basic Value II
(f) Previously known as Invesco Van Kampen V.I. Capital Growth II
(k) Previously known as Mid-Cap Value
(m) Previously known as Invesco Van Kampen V.I. Mid Cap Value II
(aa) For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                PURCHASES
                                                                               -----------
Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class)                                                  $       168
   MFS Investors Trust (Service Class)                                               1,005
   MFS New Discovery (Service Class)                                                21,135
   MFS Research (Service Class)                                                        535
   MFS Utilities (Service Class)                                                    94,971

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity                                                             1,050,889
   European Equity                                                               1,227,092
   Income Plus                                                                   6,941,262
   Limited Duration                                                                508,686
   Money Market                                                                  8,246,489
   Multi Cap Growth                                                              4,174,289
   Strategist                                                                    3,648,228
   Utilities                                                                     6,342,497

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)                                            1,365,195
   European Equity (Class Y Shares)                                                323,179
   Income Plus (Class Y Shares)                                                  9,210,193
   Limited Duration (Class Y Shares)                                             2,599,183
   Money Market (Class Y Shares)                                                11,233,801
   Multi Cap Growth (Class Y Shares)                                             1,845,454
   Strategist (Class Y Shares)                                                   1,456,306
   Utilities (Class Y Shares)                                                    2,063,957

Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Mid-Cap Growth                                                                6,975
   AMT Large Cap Value (ae)                                                             76

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced                                                             62,924
   Oppenheimer Capital Appreciation                                                137,176
   Oppenheimer Core Bond                                                            97,431
   Oppenheimer Global Securities                                                   141,853
   Oppenheimer Global Strategic Income (r)                                         417,179
   Oppenheimer High Income (r)(y)                                                   43,704
   Oppenheimer Main Street                                                          45,076
   Oppenheimer Main Street Small- & Mid-Cap                                         68,722
   Oppenheimer Small- & Mid-Cap Growth                                                 345

(r) On October 26, 2012, Oppenheimer High Income merged into Oppenheimer Global Strategic Income
(ae) Previously known as AMT Partners
(y) For the period beginning January 1, 2012 and ended October 26, 2012

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                PURCHASES
                                                                               -----------
Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Balanced (SS)                                                   $   366,869
   Oppenheimer Capital Appreciation (SS)                                         1,079,743
   Oppenheimer Core Bond (SS)                                                    6,257,022
   Oppenheimer Global Securities (SS)                                              629,509
   Oppenheimer Global Strategic Income (SS) (s)                                 18,623,974
   Oppenheimer High Income (SS) (s)(y)                                           2,227,480
   Oppenheimer Main Street (SS)                                                  1,882,328
   Oppenheimer Main Street Small- & Mid-Cap (SS)                                   708,921
   Oppenheimer Small- & Mid-Cap Growth (SS)                                        184,703

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)                                                      90
   Money Market                                                                         92
   PIMCO Total Return                                                                  104
   PIMCO VIT Commodity RealReturn Strategy (Advisor Shares)                        401,315
   PIMCO VIT Emerging Markets Bond (Advisor Shares)                                550,164
   PIMCO VIT RealReturn (Advisor Shares)                                         2,043,310
   PIMCO VIT Total Return (Advisor Shares)                                       2,951,254

Investments in the ProFunds VP Sub-Accounts:
   ProFund VP Financials                                                               259
   ProFund VP Health Care                                                               13
   ProFund VP Mid-Cap Value                                                              7
   ProFund VP Telecommunications                                                       129
   ProFund VP Utilities                                                                463

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income                                                 5,681,419
   VT Capital Opportunities                                                        141,134
   VT Diversified Income                                                         3,092,877
   VT Equity Income                                                              3,508,570
   VT George Putnam Balanced                                                     2,972,344
   VT Global Asset Allocation                                                    1,261,474
   VT Global Equity                                                                405,443
   VT Global Health Care                                                         2,933,313
   VT Global Utilities                                                             686,464
   VT Growth and Income                                                          3,436,816
   VT Growth Opportunities                                                         422,231
   VT High Yield                                                                 6,516,694
   VT Income                                                                     9,656,725

(s) On October 26, 2012, Oppenheimer High Income (SS) merged into Oppenheimer Global Strategic Income (SS)
(y) For the period beginning January 1, 2012 and ended October 26, 2012

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                      PURCHASES
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT International Equity                                                           $  3,336,996
   VT International Value                                                                 639,389
   VT International Growth                                                                447,845
   VT Investors                                                                         1,362,556
   VT Money Market                                                                     33,427,947
   VT Multi-Cap Growth                                                                    438,514
   VT Multi-Cap Value                                                                     576,912
   VT Research                                                                            461,494
   VT Small Cap Value                                                                   1,211,488
   VT Voyager                                                                           1,615,769

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income                                                   83,902
   Van Kampen UIF Emerging Markets Equity                                                 709,789
   Van Kampen UIF Global Tactical Asset Allocation Portfolio                              587,031
   Van Kampen UIF Growth                                                                1,943,469
   Van Kampen UIF Mid Cap Growth                                                        2,428,005
   Van Kampen UIF U.S. Real Estate                                                      1,347,870

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)                                      1,359,196
   Van Kampen UIF Emerging Markets Equity (Class II)                                      498,070
   Van Kampen UIF Global Franchise (Class II)                                           4,683,016
   Van Kampen UIF Growth (Class II)                                                       497,353
   Van Kampen UIF Mid Cap Growth (Class II)                                             4,255,925
   Van Kampen UIF Small Company Growth (Class II)                                         379,045
   Van Kampen UIF U.S. Real Estate (Class II)                                           1,809,168
                                                                                     ------------
                                                                                     $424,511,606
                                                                                     ============

6.  FINANCIAL HIGHLIGHTS

Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts:
     AST Academic Strategies Asset Allocation
     2012            667   $ 9.51 - 10.27    $ 6,651       1.09%        1.15 - 2.60%      9.71 -  11.28%
     2011            713     8.66 -  9.23      6,421       0.65         1.15 - 2.60      -5.13 -  -3.77
     2010            819     9.13 -  9.59      7,705       0.88         1.15 - 2.60       9.12 -  10.69
     2009            831     8.37 -  8.66      7,097       2.23         1.15 - 2.60      21.20 -  22.94
     2008            867     6.91 -  7.05      6,065       2.29         1.15 - 2.60     -33.56 - -32.61

     AST Advanced Strategies
     2012            233    10.53 - 11.37      2,580       1.50         1.15 - 2.60      10.76 -  12.35
     2011            220     9.50 - 10.12      2,181       1.02         1.15 - 2.60      -2.42 -  -1.03
     2010            251     9.74 - 10.23      2,523       1.05         1.15 - 2.60      10.82 -  12.41
     2009            257     8.79 -  9.10      2,313       2.97         1.15 - 2.60      23.00 -  24.76
     2008            189     7.51 -  7.29      1,365       3.21         1.15 - 2.60     -31.59 -  30.60

     AST American Century Income & Growth (t)
     2012 (ae)         -      N/A -  N/A           -       0.00         1.50 - 1.50       8.72 -   8.72
     2011             <1     8.17 -  8.17          5       0.92         1.50 - 1.50       2.04 -   2.04
     2010              0     8.00 -  8.00          3       1.09         1.50 - 1.50      12.16 -  12.16
     2009              1     7.14 -  7.14          8       2.64         1.50 - 1.50      16.03 -  16.03
     2008              2     6.15 -  6.15         11       1.80         1.50 - 1.50     -35.71 - -35.71

     AST Balanced Asset Allocation
     2012            853    10.17 - 10.93      9,092       0.97         1.00 - 2.35      11.32 -  12.10
     2011            850     9.14 -  9.75      8,187       0.64         1.15 - 2.65      -3.76 -  -2.34
     2010          1,013     9.49 -  9.99     10,009       0.78         1.15 - 2.65       9.41 -  11.04
     2009            971     8.68 -  8.99      8,667       1.45         1.15 - 2.65      20.11 -  21.89
     2008            616     7.22 -  7.38      4,519       1.11         1.15 - 2.65     -30.54 - -29.51

     AST BlackRock Value
     2012              3     8.51 -  8.74         22       1.04         1.15 - 1.65      11.56 -  12.11
     2011              2     7.63 -  7.80         15       0.72         1.15 - 1.65      -2.11 -  -1.62
     2010              2     7.79 -  7.92         17       1.47         1.15 - 1.65      10.61 -  11.16
     2009              2     7.04 -  7.13         17       0.89         1.15 - 1.65      16.34 -  16.91
     2008              2     6.05 -  6.10         13       6.23         1.15 - 1.65     -38.32 - -38.01

     AST BlackRock Global Strategies
     2012              2    10.11 - 10.11         17       0.00         1.55 - 1.55      10.18 -  10.18

(t) On May 4, 2012, AST American Century Income & Growth merged into AST New Discovery Asset Allocation
(ae) For the period beginning January 1, 2012 and ended May 4, 2012

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Bond Portfolio 2018
     2012           46    $14.14 - 14.41     $  660       0.46%        1.50 - 1.90%      4.11 -   4.15%
     2011           61     13.59 - 13.83        842       0.47         1.50 - 2.00      11.35 -  11.90
     2010           83     12.20 - 12.36      1,029       0.99         1.50 - 2.00       9.00 -   9.54
     2009           98     11.19 - 11.28      1,105       0.29         1.50 - 2.00      -7.89 -  -7.44
     2008           86     12.15 - 12.19      1,051       0.00         1.50 - 2.00      21.16 -  21.56

     AST Bond Portfolio 2019
     2012           23     14.23 - 14.56        335       0.87         1.50 - 2.00       3.78 -   4.29
     2011           23     13.71 - 13.96        323       0.86         1.50 - 2.00      13.70 -  14.26
     2010           37     12.06 - 12.22        454       0.72         1.50 - 2.00       9.17 -   9.71
     2009           33     11.05 - 11.14        366       0.52         1.50 - 2.00      -9.51 -  -9.07
     2008            6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

     AST Bond Portfolio 2020
     2012           <1     11.67 - 11.90          0       2.51         1.50 - 2.00       4.26 -   4.74
     2011            7     11.19 - 11.36         81       1.61         1.50 - 2.00      16.35 -  16.92
     2010           62      9.62 -  9.72        601       0.00         1.50 - 2.00       9.65 -  10.19
     2009           <1      8.82 -  8.82          2       0.00         1.50 - 1.50     -11.82 - -11.82
     2008            6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

     AST Bond Portfolio 2021
     2012           25     13.57 - 13.77        337       0.63         1.50 - 2.00       4.69 -   5.21
     2011           34     12.96 - 13.09        437       0.15         1.50 - 2.00      17.94 -  18.52
     2010           27     10.95 - 11.04        301       0.00         1.50 - 2.35       9.52 -  10.44

     AST Bond Portfolio 2022
     2012           44     12.37 - 12.58        558       0.03         1.50 - 2.35       3.41 -   4.28
     2011           53     11.96 - 12.06        633       0.00         1.50 - 2.35      19.60 -  20.60

     AST Bond Portfolio 2023
     2012 (z)       18     10.43 - 10.43        192       0.00         1.50 - 1.50       4.33 -   4.33

     AST Capital Growth Asset Allocation
     2012          647      9.54 - 10.12      6,390       0.91         1.15 - 2.25      12.43 -  13.15
     2011          607      8.43 -  9.00      5,335       0.52         1.15 - 2.65      -4.95 -  -3.54
     2010          708      8.87 -  9.33      6,496       1.03         1.15 - 2.65      10.45 -  12.08
     2009          689      8.03 -  8.32      5,664       1.91         1.15 - 2.65      22.09 -  23.90
     2008          662      6.58 -  6.72      4,408       1.73         1.15 - 2.65     -36.62 - -35.68

(z) For the period beginning January 3, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                 ------------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS       UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S)   LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------   ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Schroders Global Tactical (v)
     2012          38      $10.37 - 10.54     $  402       0.63%        1.15 - 1.50%     14.39 -  14.58%
     2011          28        9.06 -  9.19        255       0.26         1.15 - 1.55      -3.88 -  -3.50
     2010          33        9.43 -  9.53        317       0.39         1.15 - 1.55      12.60 -  13.04
     2009          22        8.37 -  8.43        181       0.70         1.15 - 1.55      24.91 -  25.41
     2008           9        6.71 -  6.72         59       0.52         1.15 - 1.50     -33.60 - -33.45

     AST CLS Moderate Asset Allocation
     2012         169        9.83 - 10.53      1,741       0.61         1.15 - 2.65       7.43 -   9.02
     2011         170        9.15 -  9.66      1,613       0.39         1.15 - 2.65      -4.35 -  -2.93
     2010         185        9.57 -  9.95      1,823       0.54         1.15 - 2.65       9.03 -  10.64
     2009         185        8.77 -  8.99      1,650       0.39         1.15 - 2.65      20.20 -  21.98
     2008         102        7.30 -  7.37        746       0.00         1.15 - 2.65     -27.59 - -26.87

     AST Cohen & Steers Realty
     2012           6       11.70 - 12.02         74       1.82         1.15 - 1.65      14.03 -  15.22
     2011           4       10.16 - 10.54         42       0.66         1.15 - 2.00       4.50 -   5.38
     2010           4        9.72 - 10.00         41       1.78         1.15 - 2.00      26.17 -  27.23
     2009           4        7.77 -  7.86         33       2.62         1.15 - 1.65      29.78 -  30.43
     2008           4        5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79

     AST Federated Aggressive Growth
     2012           2        9.65 - 10.00         20       0.00         1.00 - 1.65      18.12 -  19.67
     2011           2        8.17 -  8.35         17       0.43         1.15 - 1.65     -14.52 - -14.10
     2010           1        9.56 -  9.73         13       0.05         1.15 - 1.65      30.39 -  31.04
     2009           1        7.33 -  7.42         11       0.24         1.15 - 1.65      30.50 -  31.15
     2008           2        5.62 -  5.66         12       0.00         1.15 - 1.65     -45.00 - -44.73

     AST FI Pyramis(R) Asset Allocation
     2012          20       10.25 - 10.96        221       0.56         1.15 - 2.60      10.75 -  12.34
     2011          18        9.26 -  9.75        175       0.21         1.15 - 2.60      -4.94 -  -3.58
     2010          23        9.74 - 10.11        234       0.35         1.15 - 2.60      10.45 -  12.03
     2009          24        8.82 -  9.03        218       0.48         1.15 - 2.60      18.15 -  19.85
     2008          17        7.46 -  7.53        128       0.00         1.15 - 2.60     -26.15 - -25.44

     AST First Trust Balanced Target
     2012         263        9.24 -  9.98      2,555       2.14         1.15 - 2.60       7.82 -   9.37
     2011         266        8.57 -  9.12      2,381       1.69         1.15 - 2.60      -4.00 -  -2.62
     2010         345        8.92 -  9.37      3,181       1.45         1.15 - 2.60      11.46 -  13.06
     2009         327        8.01 -  8.29      2,680       3.70         1.15 - 2.60      20.71 -  22.44
     2008         275        6.63 -  6.77      1,845       3.49         1.15 - 2.60     -36.15 - -35.23

(v) Previously known as AST CLS Growth Asset Allocation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST First Trust Capital Appreciation Target
     2012          1,112   $ 8.71 -  9.41    $10,160       1.72%        1.15 - 2.60%     10.05 -  11.63%
     2011          1,133     7.92 -  8.43      9,291       1.21         1.15 - 2.60      -8.59 -  -7.28
     2010          1,669     8.66 -  9.10     14,890       1.99         1.15 - 2.60      16.00 -  17.66
     2009          1,369     7.47 -  7.73     10,439       2.21         1.15 - 2.60      22.78 -  24.54
     2008          1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60     -42.22 - -41.38

     AST Franklin Templeton Founding Funds Allocation (u)
     2012 (ab)       278    10.71 - 10.79      2,991       0.00         1.15 - 2.25       7.08 -   7.86

     AST Global Real Estate
     2012             <1    11.20 - 11.45          3       1.76         1.15 - 1.65      24.74 -  25.36
     2011             <1     8.98 -  9.13          2       2.05         1.15 - 1.65      -6.58 -  -6.12
     2010             <1     9.61 -  9.73          3       1.12         1.15 - 1.65      18.25 -  18.83
     2009             <1     8.18 -  8.18          2       3.99         1.15 - 1.15      33.56 -  33.56
     2008             <1     6.13 -  6.13         <1       0.00         1.15 - 1.15     -39.78 - -39.78

     AST Goldman Sachs Concentrated Growth
     2012              4    10.95 - 11.15         49       0.31         1.15 - 1.50      17.99 -  18.40
     2011              6     9.28 -  9.42         53       0.20         1.15 - 1.50      -5.38 -  -5.05
     2010              5     9.81 -  9.92         51       0.08         1.15 - 1.50       8.66 -   9.03
     2009              5     9.02 -  9.10         45       0.00         1.15 - 1.50      47.19 -  47.70
     2008              5     6.13 -  6.16         30       0.53         1.15 - 1.50     -41.15 - -40.95

     AST Goldman Sachs Large-Cap Value
     2012              1     8.55 -  8.72          8       0.44         1.15 - 1.50      17.89 -  18.30
     2011              2     7.26 -  7.37         16       0.99         1.15 - 1.50      -6.92 -  -6.59
     2010              2     7.80 -  7.89         17       1.52         1.15 - 1.50      11.22 -  11.60
     2009              2     7.01 -  7.07         15       1.93         1.15 - 1.50      17.43 -  17.83
     2008              5     5.93 -  6.00         30       2.11         1.15 - 2.00     -41.85 - -41.73

     AST Goldman Sachs Mid-Cap Growth
     2012              3    12.20 - 12.76         42       0.00         1.15 - 2.00      17.26 -  18.25
     2011              4    10.40 - 10.79         48       0.00         1.15 - 2.00      -4.88 -  -4.08
     2010              4    10.93 - 11.25         50       0.00         1.15 - 2.00      17.47 -  18.46
     2009              6     9.31 -  9.50         57       0.00         1.15 - 2.00      54.01 -  55.31
     2008              6     6.09 -  6.12         38       0.00         1.15 - 1.50     -41.67 - -41.47

(u) On September 21, 2012, Franklin Templeton VIP Founding Funds Allocation merged into AST Franklin Templeton Founding Funds Allocation
(ab) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                 ------------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS       UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S)   LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------   ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Goldman Sachs Small-Cap Value
     2012          <1      $13.49 - 13.79      $  6        0.58%        1.15 - 1.65%     13.81 -  14.37%
     2011          <1       11.85 - 12.05         5        1.22         1.15 - 1.65      -0.34 -   0.15
     2010          <1       11.89 - 12.03         5        2.09         1.15 - 1.65      24.71 -  25.32
     2009          <1        9.60 -  9.60         3        1.27         1.15 - 1.15      25.40 -  25.40
     2008          <1        7.66 -  7.66         2        0.00         1.15 - 1.15     -23.68 - -23.68

     AST High Yield
     2012           6       13.16 - 13.52        85        6.69         1.00 - 1.50      12.43 -  13.49
     2011           3       11.70 - 11.91        33        3.49         1.15 - 1.55       1.60 -   2.00
     2010           8       11.52 - 11.68        87        1.84         1.15 - 1.55      11.77 -  12.21
     2009           3       10.31 - 10.41        35        6.83         1.15 - 1.55      33.48 -  34.01
     2008           5        7.72 -  7.77        39        9.59         1.15 - 1.55      -26.68  -26.39

     AST JPMorgan Global Thematic (w)
     2012          11       10.76 - 11.14       119        0.58         1.15 - 1.90      12.27 -  12.29
     2011          13        9.59 -  9.92       129        0.33         1.15 - 2.10      -2.61 -  -1.70
     2010          14        9.85 - 10.10       138        0.38         1.15 - 2.10      11.47 -  12.52
     2009          16        8.83 -  8.97       139        0.35         1.15 - 2.10      24.06 -  25.22
     2008          15        7.12 -  7.16       106        0.05         1.15 - 2.10     -29.59 - -29.15

     AST Horizon Moderate Asset Allocation
     2012          50       10.59 - 11.01       543        0.62         1.15 - 2.00       7.96 -   8.88
     2011          47        9.81 - 10.12       469        0.49         1.15 - 2.00      -2.46 -  -1.64
     2010          55       10.06 - 10.28       557        0.42         1.15 - 2.00       9.41 -  10.33
     2009          53        9.19 -  9.32       492        0.25         1.15 - 2.00      20.96 -  21.98
     2008          37        7.60 -  7.64       279        0.02         1.15 - 2.00     -24.68 - -24.25

     AST International Growth
     2012           6        8.24 -  8.47        51        1.19         1.15 - 1.65      18.41 -  18.99
     2011           7        6.96 -  7.12        47        0.63         1.15 - 1.65     -14.34 - -13.91
     2010           7        8.13 -  8.27        55        0.30         1.15 - 1.65      12.64 -  13.19
     2009          10        7.21 -  7.30        75        1.84         1.15 - 1.65      33.09 -  33.75
     2008          12        5.39 -  5.46        63        1.83         1.15 - 2.00     -51.21 - -50.80

     AST International Value
     2012           8        7.99 -  8.21        62        2.40         1.15 - 1.65      15.35 -  16.54
     2011           9        6.86 -  7.12        64        1.39         1.15 - 2.00     -14.27 - -13.54
     2010           9        8.00 -  8.23        77        0.77         1.15 - 2.00       8.90 -   9.82
     2009          11        7.35 -  7.50        84        2.22         1.15 - 2.00      27.94 -  29.01
     2008          12        5.74 -  5.81        71        5.61         1.15 - 2.00     -45.10 - -44.64

(w) Previously known as AST Horizon Growth Asset Allocation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Investment Grade Bond
     2012            307   $15.06 - 15.69    $ 4,735        0.80%       1.15 - 2.05%      7.20 -   8.15%
     2011            681    14.05 - 14.51      9,758        3.03        1.15 - 2.05      10.19 -  11.17
     2010            157    12.75 - 13.05      2,030        5.54        1.15 - 2.05       8.58 -   9.55
     2009            439    11.74 - 11.91      5,204        1.71        1.15 - 2.05       9.07 -  10.04
     2008 (ag)     1,085    10.76 - 10.83     11,724        0.00        1.15 - 2.05       7.32 -   7.96

     AST JPMorgan International Equity
     2012              5     8.84 -  9.26         49        1.88        1.15 - 2.00      19.51 -  20.52
     2011              6     7.40 -  7.68         45        1.27        1.15 - 2.00     -10.93 - -10.18
     2010              6     8.31 -  8.55         50        1.26        1.15 - 2.00       5.07 -   5.95
     2009              7     7.91 -  8.07         55        2.70        1.15 - 2.00      33.21 -  34.33
     2008              8     5.94 -  6.01         46        4.94        1.15 - 2.00     -42.53 - -42.05

     AST JPMorgan Strategic Opportunities
     2012            300    10.17 - 10.98      3,218        1.67        1.15 - 2.60       7.90 -   9.46
     2011            313     9.42 - 10.04      3,079        0.95        1.15 - 2.60      -2.31 -  -0.91
     2010            378     9.64 - 10.13      3,766        0.42        1.15 - 2.60       4.60 -   6.10
     2009            361     9.22 -  9.55      3,404        0.87        1.15 - 2.60      18.92 -  20.63
     2008            269     7.75 -  7.91      2,115        0.40        1.15 - 2.60     -19.70 - -18.55

     AST Large-Cap Value
     2012             <1     8.01 -  8.01          6        0.64        1.15 - 1.15      15.55 -  15.55
     2011             <1     6.94 -  6.94          1        1.29        1.15 - 1.15      -5.27 -  -5.27
     2010             <1     7.32 -  7.32          1        1.97        1.15 - 1.15      11.87 -  11.87
     2009              1     6.49 -  6.54          8        2.67        1.15 - 1.50      17.67 -  18.07
     2008              1     5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16

     AST Lord Abbett Core Fixed Income
     2012              5    13.21 - 13.57         62        1.05        1.00 - 1.50       4.36 -   5.57
     2011              4    12.66 - 12.85         49        1.78        1.15 - 1.50       8.54 -   8.92
     2010              4    11.66 - 11.80         51        6.21        1.15 - 1.50      11.74 -  12.12
     2009              6    10.44 - 10.52         59        5.65        1.15 - 1.50      32.61 -  33.07
     2008              4     7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13

     AST Marsico Capital Growth
     2012             10     9.54 - 10.06         98        0.36        1.00 - 2.00      10.06 -  11.88
     2011              8     8.66 -  8.99         74        0.28        1.15 - 2.00      -2.86 -  -2.04
     2010              8     8.92 -  9.18         77        0.63        1.15 - 2.00      17.40 -  18.39
     2009             10     7.60 -  7.75         77        0.69        1.15 - 2.00      27.21 -  28.28
     2008              7     6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30

(ag) For the period beginning January 28, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                 ------------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS       UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S)   LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------   ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST MFS Global Equity
     2012           5      $11.24 - 11.54     $   56       0.97%        1.00 - 1.50%     21.25 -  22.66%
     2011           4        9.27 -  9.41         39       0.46         1.15 - 1.50      -4.56 -  -4.23
     2010           4        9.71 -  9.83         41       0.44         1.15 - 1.50      10.39 -  10.77
     2009           5        8.80 -  8.87         43       3.06         1.15 - 1.50      29.56 -  30.01
     2008          12        6.79 -  6.82         85       2.29         1.15 - 1.50     -34.97 - -34.74

     AST MFS Growth
     2012           1       10.59 - 10.59         14       0.00         1.15 - 1.15      15.75 -  15.75
     2011           2        9.15 -  9.15         14       0.34         1.15 - 1.15      -1.72 -  -1.72
     2010           2        9.31 -  9.31         16       0.12         1.15 - 1.15      11.50 -  11.50
     2009           2        8.35 -  8.35         16       0.21         1.15 - 1.15      22.89 -  22.89
     2008           1        6.79 -  6.79          7       0.93         1.15 - 1.15     -37.03 - -37.03

     AST Mid-Cap Value
     2012           3       10.71 - 11.21         31       0.62         1.15 - 2.00      16.08 -  17.06
     2011           4        9.23 -  9.57         38       0.61         1.15 - 2.00      -5.34 -  -4.55
     2010           4        9.75 - 10.03         39       0.67         1.15 - 2.00      21.18 -  22.20
     2009           4        8.04 -  8.21         32       1.20         1.15 - 2.00      36.16 -  37.31
     2008           2        5.95 -  5.98         10       4.48         1.15 - 1.50     -39.04 - -38.83

     AST Money Market
     2012          34        9.34 -  9.86        325       0.01         1.15 - 1.85      -2.41 -  -1.14
     2011          43        9.57 -  9.97        418       0.02         1.15 - 2.10      -2.03 -  -1.12
     2010          77        9.77 - 10.08        773       0.02         1.15 - 2.10      -2.03 -  -1.11
     2009         123        9.99 - 10.20      1,250       0.27         1.15 - 2.00      -1.72 -  -0.90
     2008          99       10.17 - 10.29      1,015       1.16         1.15 - 2.00       0.50 -   1.34

     AST Neuberger Berman / LSV Mid-Cap Value
     2012           2       10.58 - 10.87         25       0.94         1.15 - 1.65      15.22 -  15.79
     2011           4        9.18 -  9.38         34       0.87         1.15 - 1.65      -4.07 -  -3.59
     2010           4        9.57 -  9.73         38       1.14         1.15 - 1.65      21.43 -  22.03
     2009           4        7.88 -  7.98         34       2.10         1.15 - 1.65      38.36 -  39.04
     2008           5        5.70 -  5.74         27       4.06         1.15 - 1.65     -43.20 - -42.92

     AST Neuberger Berman Mid-Cap Growth
     2012           4       10.49 - 10.87         41       0.00         1.00 - 1.65      10.55 -  12.00
     2011           3        9.49 -  9.70         32       0.00         1.15 - 1.65       0.04 -   0.53
     2010           3        9.49 -  9.65         33       0.00         1.15 - 1.65      26.59 -  27.21
     2009           4        7.50 -  7.59         32       0.00         1.15 - 1.65      27.68 -  28.31
     2008           4        5.87 -  5.91         24       0.00         1.15 - 1.65     -44.11 - -43.83

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST New Discovery Asset Allocation (t)
     2012 (ab)        1    $10.34  - 10.34    $    6       2.32%        1.50 - 1.50%      3.37 -   3.37%

     AST Parametric Emerging Markets Equity
     2012             2       9.99 - 10.22        17       1.57         1.15 - 1.65      16.01 -  16.59
     2011             2       8.62 -  8.76        21       0.88         1.15 - 1.65     -21.57 - -21.18
     2010             3      10.93 - 11.12        37       0.47         1.15 - 1.85      20.05 -  20.88
     2009             3       9.15 -  9.20        28       1.00         1.15 - 1.50      64.05 -  64.62
     2008             1       5.59 -  5.59         5       0.00         1.15 - 1.15     -44.69 - -44.69

     AST PIMCO Limited Maturity Bond
     2012            10      11.82 - 12.24       116       1.12         1.00 - 1.65       2.99 -   4.34
     2011             9      11.47 - 11.73       108       0.91         1.15 - 1.65       0.59 -   1.09
     2010            10      11.41 - 11.60       114       2.35         1.15 - 1.65       2.21 -   2.72
     2009            14      11.16 - 11.29       160       4.81         1.15 - 1.65       8.44 -   8.97
     2008            18      10.29 - 10.36       185       4.32         1.15 - 1.65      -0.53 -  -0.03

     AST PIMCO Total Return Bond
     2012            33      13.27 - 14.00       440       2.47         1.00 - 2.00       7.17 -   8.95
     2011            33      12.38 - 12.85       411       1.75         1.15 - 2.00       1.16 -   2.00
     2010            33      12.24 - 12.60       408       1.58         1.15 - 2.00       5.60 -   6.49
     2009            35      11.59 - 11.83       412       2.67         1.15 - 2.00      14.24 -  15.20
     2008            19      10.15 - 10.27       190       4.65         1.15 - 2.00      -4.18 -  -3.37

     AST Preservation Asset Allocation
     2012           752      10.95 - 11.83     8,681       1.14         1.15 - 2.60       7.57 -   9.12
     2011           768      10.18 - 10.84     8,176       0.90         1.15 - 2.60      -1.56 -  -0.15
     2010           779      10.34 - 10.86     8,337       1.37         1.15 - 2.60       7.77 -   9.31
     2009           895       9.60 -  9.94     8,805       1.46         1.15 - 2.60      16.99 -  18.67
     2008           556       8.20 -  8.37     4,624       0.97         1.15 - 2.60     -21.53 - -20.40

     AST QMA US Equity Alpha
     2012             5       9.43 -  9.82        47       0.73         1.00 - 1.75      16.76 -  18.41
     2011             3       8.08 -  8.29        29       0.68         1.15 - 1.75       1.68 -   2.28
     2010             4       7.95 -  8.11        29       0.61         1.15 - 1.75      13.07 -  13.74
     2009             4       7.03 -  7.13        29       2.91         1.15 - 1.75      19.72 -  20.43
     2008            12       5.89 -  5.92        71       5.87         1.15 - 1.50     -39.62 - -39.41

(t) On May 4, 2012, AST American Century Income & Growth merged into AST New Discovery Asset Allocation
(ab) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                 ------------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS       UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S)   LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------   ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Schroders Multi-Asset World Strategies
     2012          80      $ 9.75 - 10.53     $  821        2.64%       1.15 - 2.60%      8.31 -   9.87%
     2011          66        9.00 -  9.58        623        1.97        1.15 - 2.60      -5.83 -  -4.48
     2010          82        9.56 - 10.03        813        0.66        1.15 - 2.60       8.98 -  10.54
     2009          89        8.77 -  9.08        797        1.87        1.15 - 2.60      24.18 -  25.96
     2008          43        7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99

     AST Small-Cap Growth
     2012          <1       12.09 - 12.32          3        0.00        1.15 - 1.50      10.51 -  10.90
     2011          <1       10.94 - 11.11          3        0.00        1.15 - 1.50      -2.44 -  -2.11
     2010          <1       11.22 - 11.35          3        0.21        1.15 - 1.50      34.40 -  34.86
     2009          <1        8.35 -  8.42          2        0.05        1.15 - 1.50      31.93 -  32.38
     2008          <1        6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

     AST Small-Cap Value
     2012           2       10.89 - 11.18         23        0.59        1.15 - 1.65      16.81 -  18.03
     2011           3        9.22 -  9.57         30        0.56        1.15 - 2.00      -7.82 -  -7.04
     2010           3       10.01 - 10.30         34        0.42        1.15 - 2.00      23.52 -  24.56
     2009           3        8.10 -  8.27         28        1.29        1.15 - 2.00      24.51 -  25.56
     2008           4        6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52

     AST T. Rowe Price Asset Allocation
     2012         507       10.61 - 11.46      5,669        1.31        1.15 - 2.60      10.61 -  12.20
     2011         524        9.59 - 10.22      5,235        1.10        1.15 - 2.60      -0.60 -   0.82
     2010         595        9.65 - 10.13      5,927        0.97        1.15 - 2.60       8.71 -  10.27
     2009         572        8.88 -  9.19      5,192        2.23        1.15 - 2.60      20.99 -  22.73
     2008         451        7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79

     AST T. Rowe Price Equity Income
     2012           8        8.06 -  8.50         63        0.19        1.00 - 2.00      14.94 -  16.85
     2011           6        7.01 -  7.28         44        1.06        1.15 - 2.00      -3.57 -  -2.76
     2010           6        7.27 -  7.48         46        1.31        1.15 - 2.00      11.02 -  11.96
     2009           8        6.55 -  6.69         52        2.57        1.15 - 2.00      21.37 -  22.39
     2008           4        5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55

     AST T. Rowe Price Global Bond
     2012           5       12.39 - 12.73         62        1.86        1.15 - 1.65       3.51 -   4.03
     2011           8       11.97 - 12.24         95        2.63        1.15 - 1.65       2.43 -   2.94
     2010           8       11.69 - 11.89         95        2.79        1.15 - 1.65       4.03 -   4.54
     2009          10       11.23 - 11.37        113        6.65        1.15 - 1.65      10.29 -  10.84
     2008           6       10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                 ------------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS       UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S)   LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------   ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST T. Rowe Price Large-Cap Growth
     2012            3     $11.42 - 11.64    $    33       0.00%        1.15 - 1.50%     15.84 -  16.24%
     2011            3       9.86 - 10.01         32       0.00         1.15 - 1.50      -3.15 -  -2.81
     2010            3      10.18 - 10.30         33       0.00         1.15 - 1.50      14.10 -  14.49
     2009            4       8.92 -  9.00         39       0.00         1.15 - 1.50      51.10 -  51.62
     2008            4       5.91 -  5.93         22       0.43         1.15 - 1.50     -41.45 - -41.24

     AST T. Rowe Price Natural Resources
     2012           14       8.51 -  8.74        117       0.46         1.15 - 1.65       1.93 -   2.44
     2011           14       8.35 -  8.53        114       0.54         1.15 - 1.65     -16.30 - -15.89
     2010           12       9.97 - 10.14        124       0.41         1.15 - 1.65      18.50 -  19.08
     2009           15       8.42 -  8.52        131       1.45         1.15 - 1.65      46.92 -  47.65
     2008           14       5.73 -  5.77         82       0.93         1.15 - 1.65     -50.80 - -50.56

     AST Wellington Management Hedged Equity
     2012           14       8.69 -  8.76        119       0.29         1.50 - 1.65       9.20 -   9.36
     2011           13       7.95 -  8.01        106       0.31         1.50 - 1.65      -5.02 -  -4.88
     2010           14       8.37 -  8.42        114       0.45         1.50 - 1.65      12.77 -  12.94
     2009           14       7.43 -  7.45        107       1.38         1.50 - 1.65      26.34 -  26.53
     2008           15       5.88 -  5.89         87       1.54         1.50 - 1.65     -43.26 - -43.18

     AST Western Asset Core Plus Bond
     2012            1      12.39 - 12.39         13       0.00         1.00 - 1.00       6.78 -   6.78

Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts:
     AllianceBernstein VPS Growth
     2012        2,044       8.29 - 13.95     21,048       0.00         0.70 - 2.59      10.63 -  12.79
     2011        2,394       7.35 - 12.61     22,252       0.00         0.70 - 2.59      -1.64 -   0.27
     2010        2,946       7.33 - 12.82     27,158       0.05         0.70 - 2.59      11.82 -  13.99
     2009        3,442       6.43 - 11.47     28,380       0.00         0.70 - 2.59      29.43 -  31.94
     2008        3,866       4.87 -  8.86     24,187       0.00         0.70 - 2.59     -44.09 - -43.00

     AllianceBernstein VPS Growth & Income
     2012        4,652      13.77 - 15.87     59,852       1.36         0.70 - 2.59      14.20 -  16.42
     2011        5,403      12.06 - 13.63     60,388       1.14         0.70 - 2.59       3.33 -   5.33
     2010        6,809      11.67 - 12.94     73,511       0.00         0.70 - 2.59       9.88 -  12.01
     2009        7,866      10.62 - 11.55     76,440       3.38         0.70 - 2.59      17.23 -  19.51
     2008        9,098       9.06 -  9.67     74,598       1.74         0.70 - 2.59     -42.23 - -41.11

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                              AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                    ------------------------------------- ------------------------------------------------
                              ACCUMULATION                                   EXPENSE            TOTAL
                    UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts (continued):
     AllianceBernstein VPS International Value
     2012           1,567    $ 8.43 -  9.34     $14,231       1.35%        1.29 - 2.59%     11.23 -  12.72%
     2011           1,896      7.58 -  8.28      15,325       3.83         1.29 - 2.59     -21.52 - -20.48
     2010           2,052      9.66 - 10.42      20,934       2.49         1.29 - 2.59       1.60 -   2.95
     2009           2,299      9.51 - 10.12      22,857       1.01         1.29 - 2.59      30.88 -  32.63
     2008           2,726      7.27 -  7.63      20,509       0.91         1.29 - 2.59     -54.50 - -53.89

     AllianceBernstein VPS Large Cap Growth
     2012           2,204      8.07 - 12.88      17,489       0.03         0.70 - 2.59      13.67 -  15.89
     2011           2,470      6.96 - 11.33      17,081       0.09         0.70 - 2.59      -6.24 -  -4.42
     2010           2,884      7.28 - 12.09      20,929       0.26         0.70 - 2.59       6.99 -   9.07
     2009           3,398      6.68 - 11.30      22,723       0.00         0.70 - 2.59      33.56 -  36.15
     2008           3,924      4.91 -  8.46      19,367       0.00         0.70 - 2.59     -41.38 - -40.24

     AllianceBernstein VPS Small/Mid Cap Value
     2012             834     19.74 - 22.44      18,040       0.29         1.29 - 2.59      15.39 -  16.94
     2011           1,022     17.11 - 19.19      18,974       0.27         1.29 - 2.59     -10.98 -  -9.80
     2010           1,263     19.22 - 21.28      26,112       0.27         1.29 - 2.59      23.31 -  24.96
     2009           1,511     15.59 - 17.03      25,089       0.79         1.29 - 2.59      38.96 -  40.82
     2008           1,815     11.22 - 12.09      21,471       0.47         1.29 - 2.59     -37.42 - -36.58

     AllianceBernstein VPS Value
     2012             139      9.10 - 10.08       1,352       1.78         1.29 - 2.59      12.54 -  14.05
     2011             167      8.09 -  8.83       1,442       1.17         1.29 - 2.59      -6.26 -  -5.02
     2010             231      8.63 -  9.30       2,098       1.78         1.29 - 2.59       8.54 -   9.98
     2009             272      7.95 -  8.46       2,258       3.09         1.29 - 2.59      17.90 -  19.48
     2008             274      6.74 -  7.08       1,914       2.24         1.29 - 2.59     -42.55 - -41.78

Investments in the
  American Century Variable Portfolios, Inc.
   Sub-Accounts:
     American Century VP Balanced
     2012               1     17.70 - 17.70          11       2.14         1.45 - 1.45      10.19 -  10.19
     2011               1     16.06 - 16.06          10       1.95         1.45 - 1.45       3.82 -   3.82
     2010               1     15.47 - 15.47          11       1.30         1.45 - 1.45      10.03 -  10.03
     2009               1     14.06 - 14.06          20       5.12         1.45 - 1.45      13.82 -  13.82
     2008               1     12.35 - 12.35          18       2.65         1.45 - 1.45     -21.48 - -21.48

     American Century VP International
     2012              <1     15.71 - 15.71           5       0.83         1.45 - 1.45      19.41 -  19.41
     2011              <1     13.16 - 13.16           4       1.44         1.45 - 1.45     -13.31 - -13.31
     2010 (ai)         <1     15.18 - 15.18           5       4.08         1.45 - 1.45      11.66 -  11.66

(ai) Fund not available prior to 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                  --------------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund
     2012            1        $10.59 - 11.27     $   15       0.82%        1.15 - 1.59%     10.20 -  10.69%
     2011            1          9.61 - 10.18         14       1.02         1.15 - 1.59      -0.69 -  -0.25
     2010            2          8.39 - 10.21         18       0.65         1.15 - 1.60      12.98 -  13.50
     2009            3          5.71 -  8.99         25       0.91         1.15 - 1.65      31.57 -  32.23
     2008            3          4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18

Investments in the
  Dreyfus Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index Fund
     2012           35         11.08 - 13.43        451       2.07         1.15 - 1.85      13.59 -  14.41
     2011           39          9.76 - 11.74        442       1.88         1.15 - 1.85       0.00 -   0.72
     2010           42          9.76 - 11.65        472       1.80         1.15 - 1.85      12.72 -  13.53
     2009           53          8.66 - 10.26        527       1.91         1.15 - 1.85      24.00 -  24.89
     2008           73          6.98 -  8.22        565       1.97         1.15 - 1.85     -38.31 - -37.86

Investments in the
  Dreyfus Variable Investment Fund
   Sub-Accounts:
     VIF Growth & Income
     2012            6         11.61 - 13.25         75       1.37         1.15 - 2.00      15.71 -  16.72
     2011            8         10.04 - 11.35         88       1.26         1.15 - 2.00      -4.73 -  -3.90
     2010           11         10.53 - 11.81        126       1.13         1.15 - 2.00      16.24 -  17.25
     2009           13          9.06 - 10.07        122       1.23         1.15 - 2.00      26.21 -  27.31
     2008           16          6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09

     VIF Money Market
     2012           47          9.78 - 11.76        506       0.00         1.15 - 1.85      -1.85 -  -1.15
     2011           53          9.97 - 11.90        577       0.01         1.15 - 1.85      -1.84 -  -1.13
     2010           65         10.16 - 12.04        703       0.01         1.15 - 1.85      -1.84 -  -1.13
     2009           97         10.35 - 12.18      1,064       0.17         1.15 - 1.85      -1.72 -  -1.02
     2008          156         10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37

Investments in the
  DWS Variable Investment Series I
   Sub-Accounts:
     DWS Bond VIP A
     2012           23         15.37 - 15.59        365       4.45         0.70 - 0.80       6.91 -   7.02
     2011           20         14.38 - 14.57        296       8.30         0.70 - 0.80       4.84 -   4.95
     2010           38         13.72 - 13.88        526       4.42         0.70 - 0.80       5.94 -   6.04
     2009           40         12.95 - 13.09        524       8.01         0.70 - 0.80       9.19 -   9.30
     2008           39         11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Variable Investment Series I
   Sub-Accounts (continued):
     DWS Capital Growth VIP A
     2012            69    $13.36 - 13.55     $  928       0.88%        0.70 - 0.80%     15.12 -  15.24%
     2011            82     11.61 - 11.76        967       0.77         0.70 - 0.80      -5.23 -  -5.14
     2010            95     12.25 - 12.40      1,169       0.90         0.70 - 0.80      15.77 -  15.89
     2009           119     10.58 - 10.70      1,268       1.26         0.70 - 0.80      25.85 -  25.98
     2008           122      8.41 -  8.49      1,032       1.14         0.70 - 0.80     -33.52 - -33.45

     DWS Core Equity VIP A (i)
     2012            32     11.87 - 12.04        382       1.23         0.70 - 0.80      14.89 -  15.00
     2011            39     10.33 - 10.47        405       1.17         0.70 - 0.80     -0.94 -   -0.84
     2010            40     10.43 - 10.56        419       1.66         0.70 - 0.80      13.48 -  13.60
     2009            51      9.19 -  9.30        472       2.02         0.70 - 0.80      33.07 -  33.21
     2008            56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74

     DWS Global Small Cap Growth VIP A
     2012            38     26.08 - 26.45      1,001       0.67         0.70 - 0.80      14.45 -  14.56
     2011            46     22.79 - 23.09      1,054       1.62         0.70 - 0.80     -10.62 - -10.53
     2010            42     25.49 - 25.81      1,091       0.43         0.70 - 0.80      25.63 -  25.75
     2009            54     20.29 - 20.52      1,100       1.61         0.70 - 0.80      47.02 -  47.17
     2008            54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32

     DWS International VIP A
     2012            29     11.16 - 11.32        324       2.13         0.70 - 0.80      19.68 -  19.80
     2011            31      9.33 -  9.45        289       1.84         0.70 - 0.80     -17.34 - -17.25
     2010            34     11.28 - 11.42        385       2.31         0.70 - 0.80       0.81 -   0.91
     2009            46     11.19 - 11.32        524       4.25         0.70 - 0.80      32.45 -  32.58
     2008            49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58

Investments in the
  DWS Variable Investment Series II
   Sub-Accounts:
     DWS Global Income Builder VIP A II (j)
     2012            97     12.91 - 13.01      1,263       1.55         0.70 - 0.80      12.07 -  12.19
     2011           102     11.52 - 11.60      1,185       1.62         0.70 - 0.80     -2.21 -   -2.11
     2010           122     11.78 - 11.85      1,442       3.00         0.70 - 0.80      10.34 -  10.45
     2009           149     10.67 - 10.73      1,601       3.59         0.70 - 0.80      22.44 -  22.57
     2008           155      8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84

(i) Previously known as DWS Growth and Income VIP A
(j) Previously known as DWS Balanced VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                                     TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT    EXPENSE RATIO**      RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Variable Investment Series II
   Sub-Accounts (continued):
     DWS Money Market VIP A II
     2012             17   $10.37 - 10.44    $   173       0.01%        0.70 - 0.80%     -0.79 -  -0.69%
     2011             25    10.46 - 10.51        259       0.01         0.70 - 0.80      -0.79 -  -0.69
     2010             34    10.54 - 10.59        355       0.01         0.70 - 0.80      -0.79 -  -0.69
     2009             56    10.62 - 10.66        596       0.45         0.70 - 0.80      -0.47 -  -0.37
     2008             87    10.67 - 10.70        935       2.62         0.70 - 0.80       1.83 -   1.93

     DWS Small Mid Cap Growth VIP A II
     2012             23    12.38 - 12.47        282       0.00         0.70 - 0.80      13.43 -  13.55
     2011             30    10.91 - 10.99        324       0.52         0.70 - 0.80     -4.67 -   -4.58
     2010             32    11.45 - 11.51        368       0.00         0.70 - 0.80      28.41 -  28.53
     2009             39     8.91 -  8.96        347       0.00         0.70 - 0.80      39.48 -  39.62
     2008             39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86

Investments in the
  Federated Insurance Series
   Sub-Account:
     Federated Prime Money Fund II
     2012            589     9.79 - 11.37      7,077       0.00         1.15 - 1.85     -1.86 -   -1.15
     2011            727     9.97 - 11.50      8,816       0.00         1.15 - 1.85     -1.84 -   -1.14
     2010            917    10.16 - 11.64     11,242       0.00         1.15 - 1.85     -1.85 -   -1.14
     2009          1,287    10.35 - 11.77     15,995       0.41         1.15 - 1.85     -1.41 -   -0.70
     2008            628    10.50 - 11.85      7,592       2.60         1.15 - 1.85       0.66 -   1.38

Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts:
     VIP Contrafund
     2012            263    14.25 - 21.67      4,535       1.29         1.15 - 1.65       0.03 -  15.08
     2011            322    14.25 - 18.83      4,845       0.92         1.15 - 1.65      -3.64 -   9.76
     2010            417    14.86 - 19.54      6,552       1.11         1.15 - 1.65      15.30 -  15.88
     2009            526    12.89 - 16.86      7,153       1.28         1.15 - 1.65      33.49 -  34.16
     2008            630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17

     VIP Equity-Income
     2012             54    12.90 - 15.53        784       2.81         1.15 - 1.65      15.38 -  15.96
     2011             73    11.18 - 13.39        920       2.38         1.15 - 1.65      -0.68 -  -0.18
     2010             86    11.26 - 13.42      1,087       1.64         1.15 - 1.65      13.27 -  13.83
     2009            109     9.94 - 11.79      1,225       2.22         1.15 - 1.65      28.08 -  28.72
     2008            109     7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
     VIP Growth
     2012           281    $ 9.77 - 12.81     $2,865       0.60%        1.15 - 1.65%     12.81 -  13.37%
     2011           321      8.66 - 11.30      2,909       0.35         1.15 - 1.65      -0.94 -  27.74
     2010           384      8.79 - 11.40      3,521       0.25         1.15 - 1.65      22.14 -  22.75
     2009           460      7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82
     2008           540      5.70 -  7.32      3,264       0.78         1.15 - 1.65     -48.03 - -47.77

     VIP High Income
     2012            54     14.88 - 16.27        809       5.02         1.15 - 1.65      12.35 -  12.92
     2011            77     13.24 - 14.41      1,015       6.20         1.15 - 1.65       2.33 -   2.84
     2010            98     12.94 - 14.01      1,259       7.33         1.15 - 1.65      11.96 -  12.52
     2009           115     11.56 - 12.45      1,314       7.37         1.15 - 1.65      41.60 -  42.31
     2008           156      8.16 -  8.75      1,263       7.45         1.15 - 1.65     -26.21 - -25.84

     VIP Index 500
     2012           350     10.73 - 11.00      3,821       2.01         1.15 - 1.65       4.23 -  11.25
     2011           421      9.36 -  9.65      4,029       1.77         1.15 - 1.65       0.87 -  13.09
     2010           536      9.28 -  9.61      5,108       1.80         1.15 - 1.65      13.14 -  13.71
     2009           622      8.16 -  8.49      5,253       2.40         1.15 - 1.65      24.53 -  25.16
     2008           690      6.52 -  6.82      4,707       1.93         1.15 - 1.65     -38.03 - -37.72

     VIP Investment Grade Bond
     2012            71     18.60 - 19.10      1,354       2.18         1.25 - 1.45       4.58 -   6.99
     2011            83     17.38 - 18.27      1,515       2.74         1.25 - 1.65       5.58 -   6.00
     2010           121     16.46 - 17.23      2,071       3.33         1.25 - 1.65       6.04 -   6.47
     2009           147     15.53 - 16.19      2,376       8.84         1.25 - 1.65      13.83 -  14.29
     2008           184     13.64 - 14.16      2,600       4.51         1.25 - 1.65      -4.83 -  -4.45

     VIP Overseas
     2012            84      9.67 -  9.91        946       1.90         1.15 - 1.65      18.76 -  19.36
     2011            99      8.15 -  8.30        935       1.29         1.15 - 1.65     -18.52 - -18.11
     2010           128     10.14 - 11.91      1,479       1.30         1.15 - 1.65      11.82 -  32.53
     2009           143      8.98 -  9.07      1,486       1.93         1.15 - 1.65      24.46 -  25.08
     2008           172      7.22 -  7.25      1,437       2.21         1.15 - 1.65     -44.73 - -44.45

Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts:
     VIP Asset Manager Growth (Service Class 2)
     2012             5     12.06 - 12.43         56       1.17         1.35 - 1.60      13.27 -  13.56
     2011             5     10.65 - 10.94         49       1.02         1.35 - 1.60      -7.95 -  -7.72
     2010             8     11.57 - 11.86         95       0.77         1.35 - 1.60      14.17 -  14.46
     2009             9     10.14 - 10.36         88       1.57         1.35 - 1.60      30.29 -  30.62
     2008             5      7.93 -  7.93         40       1.75         1.35 - 1.35     -36.81 - -36.81

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                               AT DECEMBER 31,                          FOR THE YEAR ENDED DECEMBER 31,
                     ----------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                     UNITS           UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                     (000S)       LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                     ------       ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Contrafund (Service Class 2)
     2012            4,188         $11.44 - 13.17    $52,723       1.06%        1.29 - 2.59%     13.13 -  14.64%
     2011            5,398           9.98 - 11.64     58,993       0.72         1.29 - 2.59      -4.04 -  19.05
     2010            6,781          10.40 - 12.29     77,662       0.94         1.29 - 2.59      13.90 -  15.42
     2009            7,788           9.01 - 10.79     77,547       1.12         1.29 - 2.59      31.96 -  33.72
     2008            8,276           8.18 -  8.59     62,220       0.84         1.29 - 2.59     -44.18 - -43.43

     VIP Equity-Income (Service Class 2)
     2012               54          12.47 - 13.15        662       2.79         1.35 - 2.00      14.71 -  15.47
     2011               65          10.80 - 11.46        691       2.08         1.35 - 2.00      -1.35 -  -0.70
     2010               84          10.87 - 11.62        908       1.42         1.35 - 2.00      12.62 -  13.37
     2009              106           9.59 - 10.32      1,018       1.75         1.35 - 2.00      27.29 -  28.13
     2008              151           7.49 -  8.10      1,130       1.67         1.35 - 2.00     -43.96 - -43.59

     VIP Freedom 2010 Portfolio (Service Class 2)
     2012              659          11.20 - 12.19      7,849       1.60         1.29 - 2.54       8.74 -  10.14
     2011              804          10.30 - 11.07      8,729       1.84         1.29 - 2.54      -2.95 -  -1.71
     2010              834          10.61 - 11.26      9,258       1.83         1.29 - 2.54       9.69 -  11.09
     2009              969           9.67 - 10.14      9,706       3.65         1.29 - 2.54      20.81 -  22.36
     2008            1,046           8.03 -  8.29      8,586       3.77         1.29 - 2.44     -27.00 - -26.13

     VIP Freedom 2020 Portfolio (Service Class 2)
     2012              499          11.02 - 11.79      5,753       1.70         1.29 - 2.29      10.48 -  11.61
     2011              595           9.97 - 10.57      6,166       1.86         1.29 - 2.29      -3.50 -  -2.51
     2010              671          10.33 - 10.84      7,168       1.83         1.29 - 2.29      11.71 -  12.85
     2009              775           9.25 -  9.60      7,366       3.23         1.29 - 2.29      25.60 -  26.89
     2008              724           7.39 -  7.57      5,433       2.80         1.29 - 2.19     -34.27 - -33.67

     VIP Freedom 2030 Portfolio (Service Class 2)
     2012              219          10.92 - 11.37      2,448       1.98         1.29 - 1.89      13.00 -  13.69
     2011              220           9.66 - 10.00      2,169       1.47         1.29 - 1.89      -4.66 -  -4.08
     2010              346          10.14 - 10.43      3,560       1.84         1.29 - 1.89      13.70 -  14.40
     2009              318           8.85 -  9.12      2,867       2.12         1.29 - 2.09      28.44 -  29.49
     2008              284           6.93 -  7.04      1,987       2.69         1.29 - 1.89     -39.34 - -38.97

     VIP Freedom Income Portfolio (Service Class 2)
     2012              207          11.31 - 12.02      2,445       1.06         1.29 - 2.19       4.53 -   4.88
     2011              281          10.82 - 11.46      3,164       1.61         1.29 - 2.29      -0.93 -   0.08
     2010              285          10.92 - 11.45      3,213       1.52         1.29 - 2.29       4.80 -   5.87
     2009              345          10.42 - 10.82      3,692       3.70         1.29 - 2.29      12.01 -  13.16
     2008              275           9.40 -  9.56      2,616       4.16         1.29 - 1.89     -12.39 - -11.86

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                               AT DECEMBER 31,                          FOR THE YEAR ENDED DECEMBER 31,
                     ----------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                     UNITS           UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                     (000S)       LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                     ------       ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Growth (Service Class 2)
     2012               12         $ 9.13 -  9.69    $   117       0.35%        1.35 - 1.85%     12.28 -  12.85%
     2011               14           8.13 -  8.58        120       0.10         1.35 - 1.85      -1.88 -  -1.38
     2010               27           8.29 -  8.70        235       0.03         1.35 - 1.85      21.57 -  22.19
     2009               35           6.82 -  7.12        250       0.15         1.35 - 1.85      25.60 -  26.24
     2008               63           5.43 -  5.64        359       0.61         1.35 - 1.85     -48.29 - -48.02

     VIP Growth & Income (Service Class 2)
     2012              906          11.72 - 12.98     11,479       2.01         1.29 - 2.59      15.18 -  16.72
     2011            1,028          10.18 - 11.12     11,194       1.76         1.29 - 2.59      -1.26 -   0.05
     2010              903          10.31 - 11.11      9,825       0.45         1.29 - 2.59      11.58 -  13.07
     2009            1,061           9.24 -  9.83     10,243       0.84         1.29 - 2.59      23.73 -  25.38
     2008            1,138           7.47 -  7.84      8,791       0.99         1.29 - 2.59     -43.41 - -42.65

     VIP Growth Stock (Service Class 2)
     2012               92          11.71 - 12.53      1,128       0.58         1.29 - 2.29      15.46 -  16.65
     2011              125          10.14 - 10.74      1,315       0.00         1.29 - 2.29      -1.85 -  -0.84
     2010              233          10.33 - 10.83      2,481       0.00         1.29 - 2.29      17.03 -  18.22
     2009              176           8.83 -  9.16      1,594       0.05         1.29 - 2.29      41.12 -  42.56
     2008              187           6.25 -  6.43      1,192       0.00         1.29 - 2.29     -46.04 - -45.49

     VIP High Income (Service Class 2)
     2012              365          14.39 - 15.75      5,701       5.34         1.29 - 2.44      11.18 -  12.50
     2011              466          12.95 - 14.00      6,476       6.41         1.29 - 2.44       1.19 -   2.38
     2010              561          12.79 - 13.67      7,633       7.13         1.29 - 2.44      10.90 -  12.21
     2009              669          11.54 - 12.19      8,136       7.88         1.29 - 2.44      39.97 -  41.61
     2008              785           8.24 -  8.61      6,771       8.10         1.29 - 2.44     -26.97 - -26.11

     VIP Index 500 (Service Class 2)
     2012              598          10.46 - 11.31      6,649       1.86         1.29 - 2.44      12.80 -  14.14
     2011              684           9.27 -  9.91      6,687       1.70         1.29 - 2.44      -0.69 -   0.47
     2010              757           9.34 -  9.86      7,385       1.58         1.29 - 2.44      11.93 -  13.25
     2009              873           8.34 -  8.71      7,544       2.27         1.29 - 2.44      23.22 -  24.67
     2008              871           6.77 -  6.98      6,059       2.16         1.29 - 2.44     -38.70 - -37.97

     VIP Investment Grade Bond (Service Class 2)
     2012               <1          15.18 - 15.18          2       2.19         1.50 - 1.50       4.02 -   4.02
     2011               <1          14.59 - 14.59          1       3.10         1.50 - 1.50       5.43 -   5.43
     2010               <1          13.84 - 13.84          1       3.47         1.50 - 1.50       5.93 -   5.93
     2009               <1          13.06 - 13.06          1       9.98         1.50 - 1.50      13.74 -  13.74
     2008               <1          11.48 - 11.48          7       5.56         1.50 - 1.50      -4.91 -  -4.91

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                               AT DECEMBER 31,                          FOR THE YEAR ENDED DECEMBER 31,
                     ----------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                     UNITS           UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                     (000S)       LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                     ------       ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP MidCap (Service Class 2)
     2012            1,098         $11.70 - 14.38    $14,508       0.37%        1.29 - 2.59%     11.59 -  13.08%
     2011            1,353          10.35 - 12.89     15,901       0.02         1.29 - 2.59     -12.00 -  16.59
     2010            1,728          11.76 - 14.84     23,239       0.12         1.29 - 2.59      25.25 -  26.91
     2009            1,917           9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95
     2008            2,113           8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39

     VIP Money Market (Service Class 2)
     2012            1,363           9.40 -  9.64     13,578       0.01         1.25 - 2.59      -2.59 -  -1.24
     2011            1,590           9.65 -  9.76     16,085       0.01         1.25 - 2.59      -2.57 -  -1.23
     2010            1,777           9.88 -  9.90     18,304       0.01         1.25 - 2.59      -2.52 -  -1.17
     2009            2,328          10.00 - 10.16     24,330       0.50         1.25 - 2.59      -2.13 -  -0.04
     2008            2,544          10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44

     VIP Overseas (Service Class 2)
     2012                3          10.95 - 11.61         33       1.65         1.35 - 1.85      18.15 -  18.75
     2011                3           9.26 -  9.78         32       1.02         1.35 - 1.85     -18.87 - -18.45
     2010                4          11.42 - 11.99         55       0.77         1.35 - 1.85      10.74 -  11.31
     2009                9          10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52
     2008               17           8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72

Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Franklin Flex Cap Growth Securities
     2012              211          11.53 - 12.76      2,621       0.00         1.29 - 2.59       6.43 -   7.85
     2011              277          10.83 - 11.83      3,204       0.00         1.29 - 2.59      -7.26 -  -6.03
     2010              344          11.68 - 12.59      4,240       0.00         1.29 - 2.59      13.19 -  14.70
     2009              397          10.32 - 10.98      4,282       0.00         1.29 - 2.59      29.53 -  31.25
     2008              437           7.97 -  8.36      3,600       0.12         1.29 - 2.59     -36.99 - -36.15

     Franklin Growth and Income Securities
     2012            1,922          14.70 - 16.99     31,623       2.92         1.29 - 2.69       9.21 -  10.78
     2011            2,360          13.46 - 15.33     35,184       3.65         1.29 - 2.69      -0.34 -   1.09
     2010            3,006          13.51 - 15.17     44,508       3.52         1.29 - 2.69      13.54 -  15.17
     2009            3,531          11.89 - 13.17     45,548       4.62         1.29 - 2.69      23.15 -  24.92
     2008            4,023           9.66 - 10.54     41,666       3.28         1.29 - 2.69     -36.89 - -35.98

     Franklin High Income Securities
     2012              692          14.95 - 16.80     11,252       7.10         1.28 - 2.59      12.56 -  14.09
     2011              747          13.29 - 14.73     10,675       6.20         1.28 - 2.59       1.86 -   3.23
     2010              893          13.04 - 14.26     12,422       6.47         1.28 - 2.59      10.33 -  11.82
     2009              908          11.82 - 12.76     11,343       6.81         1.28 - 2.59      39.00 -  40.88
     2008              850           8.57 -  9.06      7,572       9.95         1.28 - 2.44     -25.25 - -24.35

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin Income Securities
     2012           9,738  $13.98 - 15.71    $149,063      6.56%        1.28 - 2.59%      9.73 -  11.22%
     2011          11,831   12.74 - 14.13     163,349      5.78         1.28 - 2.59      -0.26 -   1.08
     2010          14,345   12.78 - 13.97     196,462      6.57         1.28 - 2.59       9.76 -  11.24
     2009          16,850   11.64 - 12.56     207,946      7.91         1.28 - 2.59      32.09 -  33.87
     2008          19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55

     Franklin Large Cap Growth Securities
     2012           3,073   10.67 - 11.86      35,616      0.84         1.29 - 2.54       9.51 -  10.92
     2011           3,694    9.75 - 10.69      38,730      0.66         1.29 - 2.54      -4.00 -  -2.77
     2010           4,420   10.19 - 10.99      47,797      0.79         1.29 - 2.49       8.81 -  10.15
     2009           5,184    9.36 -  9.98      51,013      1.35         1.29 - 2.49      26.50 -  28.06
     2008           5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37

     Franklin Small Cap Value Securities
     2012           1,414   14.99 - 21.91      32,367      0.79         1.28 - 2.69      15.20 -  16.88
     2011           1,731   12.82 - 19.02      34,175      0.69         1.28 - 2.69      -6.34 -  -4.98
     2010           2,038   13.49 - 20.31      42,888      0.72         1.28 - 2.69      24.78 -  26.59
     2009           2,387   10.66 - 16.28      40,027      1.60         1.28 - 2.69      25.68 -  27.51
     2008           2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87

     Franklin Small-Mid Cap Growth Securities
     2012              78   19.59 - 23.80       1,559      0.00         1.15 - 2.34       8.25 -   9.58
     2011              89   18.09 - 21.72       1,618      0.00         1.15 - 2.34      -7.16 -  -5.92
     2010             125   19.47 - 23.08       2,427      0.00         1.15 - 2.34      24.50 -  26.17
     2009             151   15.62 - 18.29       2,308      0.00         1.15 - 2.34      40.22 -  41.93
     2008             158   11.14 - 12.89       1,742      0.00         1.15 - 2.34     -43.84 - -43.15

     Franklin Templeton VIP Founding Funds Allocation (u)
     2012 (ad)        -        N/A -  N/A        -         6.44         1.15 - 2.30      11.56 -  12.47
     2011             266    8.71 -  9.08       2,388      0.02         1.15 - 2.30      -3.88 -  -2.79
     2010             353    9.06 -  9.34       3,274      2.07         1.15 - 2.30       7.76 -   8.99
     2009             363    8.41 -  8.57       3,099      2.96         1.15 - 2.30      27.14 -  28.58
     2008 (ah)        251    6.62 -  6.67       1,672      4.30         1.15 - 2.30     -34.36 - -33.86

(u) On September 21, 2012, Franklin Templeton VIP Founding Funds Allocation merged into AST Franklin Templeton Founding Funds Allocation
(ad) For the period beginning January 1, 2012 and ended September 21, 2012
(ah) For the period beginning May 1, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                          AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                ---------------------------------------- ------------------------------------------------
                           ACCUMULATION                                     EXPENSE            TOTAL
                UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
                (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin U.S. Government Securities
     2012        2,156    $11.68 - 13.22      $ 27,760        2.75%       1.29 - 2.69%     -0.86 -   0.57%
     2011        2,352     11.78 - 13.15        30,171        3.05        1.29 - 2.69       2.85 -   4.32
     2010        2,990     11.46 - 12.60        36,872        3.27        1.29 - 2.69       2.45 -   3.93
     2009        3,519     11.18 - 12.13        41,848        3.63        1.29 - 2.69       0.32 -   1.76
     2008        3,759     11.15 - 11.92        44,053        5.07        1.29 - 2.69       4.70 -   6.20

     Mutual Global Discovery Securities
     2012        1,257     11.40 - 12.41        16,188        2.51        1.29 - 2.54      10.47 -  11.89
     2011        1,644     10.32 - 11.09        19,043        2.18        1.29 - 2.54      -5.42 -  -4.21
     2010        2,064     10.91 - 11.58        25,013        1.26        1.29 - 2.54       9.12 -  10.51
     2009        2,263      9.98 - 10.48        24,825        1.11        1.29 - 2.59      20.12 -  21.73
     2008        2,484      8.31 -  8.61        22,418        2.32        1.29 - 2.59     -30.31 - -29.38

     Mutual Shares Securities
     2012        5,070     14.94 - 22.07        77,900        2.02        1.15 - 2.69      11.16 -  12.93
     2011        6,198     13.44 - 19.54        84,958        2.24        1.15 - 2.69      -3.70 -  -2.17
     2010        7,794     13.95 - 19.98       109,831        1.53        1.15 - 2.69       8.21 -   9.92
     2009        9,119     12.90 - 18.17       117,555        1.83        1.15 - 2.69      22.66 -  24.61
     2008       10,508     10.51 - 14.59       109,605        2.92        1.15 - 2.69     -38.80 - -37.83

     Templeton Developing Markets Securities
     2012          528     31.98 - 36.19        18,473        1.38        1.29 - 2.49      10.34 -  11.70
     2011          673     28.98 - 32.40        21,178        0.95        1.29 - 2.49     -17.95 - -16.94
     2010          793     35.32 - 39.01        30,100        1.55        1.29 - 2.49      14.66 -  16.07
     2009          910     30.81 - 33.61        29,859        4.09        1.29 - 2.49      68.30 -  70.37
     2008        1,006     18.19 - 19.73        19,433        2.78        1.29 - 2.59     -53.93 - -53.32

     Templeton Foreign Securities
     2012        5,152     14.68 - 18.05        89,891        2.99        1.15 - 2.69      15.05 -  16.88
     2011        6,285     12.56 - 15.69        94,495        1.75        1.15 - 2.69     -13.04 - -11.65
     2010        7,286     14.21 - 18.04       124,837        1.81        1.15 - 2.69       5.49 -   7.17
     2009        8,365     13.26 - 17.10       134,982        3.25        1.15 - 2.69      33.36 -  35.48
     2008        9,583      9.79 - 12.82       115,017        2.41        1.15 - 2.69     -41.98 - -41.06

     Templeton Global Bond Securities
     2012           70     23.95 - 34.47         1,971        6.11        1.15 - 2.24      12.48 -  13.75
     2011           92     21.29 - 30.30         2,250        5.54        1.15 - 2.24      -3.11 -  -2.00
     2010          113     21.69 - 30.92         2,772        1.44        1.15 - 2.69      11.68 -  13.14
     2009          131     19.42 - 27.33         2,855       13.65        1.15 - 2.39      15.85 -  17.33
     2008          152     16.76 - 23.30         2,867        3.98        1.15 - 2.39       3.67 -   4.99

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------    ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Templeton Growth Securities
     2012                56      $12.23 - 18.13    $   949       2.20%        1.15 - 1.85%     18.82 -  19.68%
     2011                69       10.29 - 15.15        994       1.34         1.15 - 1.85      -8.69 -  -8.04
     2010                85       11.27 - 16.47      1,320       1.28         1.15 - 1.85       5.41 -   6.17
     2009               106       10.69 - 15.51      1,542       2.84         1.15 - 1.85      28.68 -  29.60
     2008               122        8.31 - 11.97      1,369       1.70         1.15 - 1.85     -43.39 - -42.98

Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
     VIT Large Cap Value
     2012               367       10.33 - 11.43      4,086       1.37         1.29 - 2.59      16.04 -  17.59
     2011               442        8.90 -  9.72      4,186       1.20         1.29 - 2.59      -9.45 -  -8.25
     2010               504        9.83 - 10.60      5,230       0.73         1.29 - 2.59       8.32 -   9.76
     2009               617        9.07 -  9.65      5,856       1.74         1.29 - 2.59      15.25 -  16.79
     2008               623        7.87 -  8.27      5,075       1.81         1.29 - 2.59     -35.43 - -34.57

     VIT Mid Cap Value
     2012               271       13.10 - 14.50      3,850       1.09         1.29 - 2.59      15.39 -  16.94
     2011               352       11.35 - 12.40      4,298       0.74         1.29 - 2.59      -8.80 -  -7.58
     2010               405       12.45 - 13.42      5,352       0.63         1.29 - 2.59      21.77 -  23.39
     2009               485       10.22 - 10.88      5,208       1.72         1.29 - 2.59      29.70 -  31.43
     2008               539        7.88 -  8.27      4,412       0.98         1.29 - 2.59     -38.36 - -37.53

     VIT Strategic Growth
     2012                 1        8.60 - 13.26         16       0.68         1.15 - 1.65      17.92 -  18.51
     2011                 2        7.29 - 11.19         16       0.46         1.15 - 1.65      -4.21 -  -3.73
     2010                 2        7.61 - 11.63         17       0.29         1.15 - 1.65       8.93 -   9.47
     2009                 4        6.99 - 10.62         31       0.47         1.15 - 1.65      45.33 -  46.06
     2008                 4        4.81 -  7.27         21       0.13         1.15 - 1.65     -42.71 - -42.42

     VIT Strategic International Equity
     2012                <1        8.62 -  8.62          3       2.21         1.65 - 1.65      19.25 -  19.25
     2011                <1        7.23 -  7.23          2       3.52         1.65 - 1.65     -16.44 - -16.44
     2010                <1        8.65 -  8.65          3       1.44         1.65 - 1.65       8.56 -   8.56
     2009                <1        7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21
     2008                <1        8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09

     VIT Structured Small Cap Equity
     2012               707       10.94 - 20.25      8,438       1.12         1.15 - 2.59       9.90 -  11.54
     2011               863        9.96 - 18.16      9,268       0.78         1.15 - 2.59      -1.93 -  -0.47
     2010             1,062       10.15 - 18.24     11,508       0.52         1.15 - 2.59      26.75 -  28.63
     2009             1,338        8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21
     2008             1,537        6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                       --------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs Variable Insurance Trusts
   Sub-Accounts (continued):
     VIT Structured U.S. Equity
     2012                 541      $10.61 - 11.75    $  6,183      1.73%        1.29 - 2.59%     11.49 -  12.98%
     2011                 645        9.52 - 10.40       6,544      1.65         1.29 - 2.59       1.36 -   2.71
     2010                 799        9.39 - 10.12       7,921      1.40         1.29 - 2.59       9.92 -  11.39
     2009                 945        8.54 -  9.09       8,434      1.96         1.29 - 2.59      18.01 -  19.58
     2008               1,068        7.24 -  7.60       8,002      1.54         1.29 - 2.59     -38.18 - -37.36

Investments in the
  Invesco Investment Services Funds
   Sub-Accounts:
     Invesco V.I. Capital Appreciation (n)
     2012 (x)               -        7.39 -  9.98           -      0.00         0.70 - 2.30      13.49 -  15.19
     2011               6,824        6.41 -  8.79      55,148      0.15         0.70 - 2.20      -8.55 -   6.95
     2010               8,324        7.01 -  9.76      73,434      0.70         0.70 - 2.20      14.68 -  34.12
     2009               9,902        6.12 -  8.64      77,309      0.59         0.70 - 2.20      18.44 -  20.23
     2008              11,547        5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89

     Invesco V.I. Capital Development (p)
     2012 (x)               -       12.56 - 18.31           -      0.00         1.10 - 1.70      13.35 -  13.57
     2011                 491       11.08 - 16.13       7,183      0.00         1.10 - 1.70      -8.72 -  -8.17
     2010                 657       12.14 - 17.56      10,305      0.00         1.10 - 1.70      16.78 -  17.48
     2009                 742       10.40 - 14.95       9,969      0.00         1.10 - 1.70      39.97 -  40.81
     2008                 904        7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61

     Invesco V.I. Core Equity
     2012               5,459       11.39 - 12.59      81,396      0.97         0.70 - 2.20      11.40 -  13.09
     2011               6,319       10.22 - 11.13      83,568      0.94         0.70 - 2.20      -2.23 -  -0.76
     2010               7,679       10.46 - 11.22     102,270      0.92         0.70 - 2.20       7.17 -   8.79
     2009               9,116        9.76 - 10.31     112,600      1.70         0.70 - 2.20      25.51 -  27.40
     2008              10,686        7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63

     Invesco V.I. Diversified Dividend (c)
     2012               4,565       11.25 - 14.03     141,411      2.02         0.70 - 2.05      16.31 -  17.90
     2011               5,321        9.67 - 11.90     140,368      1.74         0.70 - 2.05      -1.83 -  -0.49
     2010               6,213        9.85 - 11.96     166,267      1.75         0.70 - 2.05       8.24 -   9.71
     2009               7,306        9.10 - 10.90     178,672      1.84         0.70 - 2.05      21.78 -  23.44
     2008               8,577        7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80

(n) On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. Capital Growth
(p) On April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth
(x) For the period beginning January 1, 2012 and ended April 27, 2012
(c) Previously known as Invesco V.I. Dividend Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                               AT DECEMBER 31,                          FOR THE YEAR ENDED DECEMBER 31,
                     ----------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                     UNITS           UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                     (000S)       LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                     ------       ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services Funds
   Sub-Accounts (continued):
     Invesco V.I. Diversified Income
     2012              731         $12.88 - 13.57    $10,091       4.66%        1.10 - 1.85%      8.66 -   9.50%
     2011              775          11.85 - 12.39      9,818       5.44         1.10 - 1.85       5.05 -   5.85
     2010              831          11.28 - 11.70     10,007       5.69         1.10 - 1.85       8.01 -   8.84
     2009            1,012          10.44 - 10.75     11,196       9.96         1.10 - 1.85       9.02 -   9.86
     2008            1,095           9.58 -  9.79     11,030       8.15         1.10 - 1.85     -17.29 - -16.65

     Invesco V.I. Government Securities
     2012              745          15.42 - 17.18     12,302       3.05         1.10 - 1.70       0.74 -   1.35
     2011              829          15.30 - 16.95     13,545       3.33         1.10 - 1.70       6.10 -   6.73
     2010              923          14.42 - 15.88     14,330       4.73         1.10 - 1.70       3.63 -   4.25
     2009            1,137          13.92 - 15.24     16,970       4.25         1.10 - 1.70      -1.70 -  -1.11
     2008            1,525          14.16 - 15.41     23,070       3.60         1.10 - 1.70      10.42 -  11.08

     Invesco V.I. High Yield
     2012              429          15.63 - 18.06      6,535       4.87         1.10 - 1.85      15.00 -  15.89
     2011              460          13.49 - 15.70      6,091       7.12         1.10 - 1.85      -0.90 -  -0.14
     2010              517          13.51 - 15.85      6,884       9.49         1.10 - 1.85      11.47 -  12.33
     2009              614          12.02 - 14.22      7,295       8.24         1.10 - 1.85      49.96 -  51.12
     2008              716           7.96 -  9.48      5,649       9.03         1.10 - 1.85     -27.07 - -26.51

     Invesco V.I. High Yield Securities
     2012              797           9.17 - 11.22     13,624       7.37         0.70 - 1.98      16.52 -  18.03
     2011              860           7.77 -  9.63     12,595       8.05         0.70 - 1.98      -0.01 -   1.28
     2010            1,029           7.67 -  9.63     14,876       8.11         0.70 - 1.98       8.06 -   9.45
     2009            1,184           7.01 -  8.91     15,689       8.04         0.70 - 1.98      41.73 -  43.55
     2008            1,352           4.88 -  6.29     12,526       2.51         0.70 - 1.98     -24.64 - -23.66

     Invesco V.I. International Growth
     2012            1,246          12.06 - 16.61     22,031       1.43         1.10 - 1.70      13.58 -  14.27
     2011            1,441          10.62 - 14.54     22,402       1.66         1.10 - 1.70      -8.31 -  -7.76
     2010            1,664          11.58 - 15.76     28,061       2.11         1.10 - 1.70      10.96 -  11.63
     2009            1,989          10.43 - 14.12     30,189       1.41         1.10 - 1.70      32.96 -  33.76
     2008            2,390           7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03

     Invesco V.I. Mid Cap Core Equity
     2012              659          13.08 - 18.77     10,748       0.06         1.10 - 2.20       8.53 -   9.74
     2011              781          12.05 - 17.11     11,587       0.29         1.10 - 2.20      -8.41 -  -7.40
     2010              945          13.15 - 18.47     15,213       0.52         1.10 - 2.20      11.63 -  12.87
     2009            1,019          11.78 - 16.37     14,730       1.26         1.10 - 2.20      27.38 -  28.79
     2008            1,120           9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                       --------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services Funds
   Sub-Accounts (continued):
     Invesco V.I. Money Market
     2012                904       $10.16 - 11.80    $10,400       0.03%        1.10 - 1.70%     -1.66 -  -1.07%
     2011              1,111        10.33 - 11.93     12,939       0.05         1.10 - 1.70      -1.63 -  -1.04
     2010              1,254        10.50 - 12.05     14,866       0.18         1.10 - 1.70      -1.51 -  -0.92
     2009              1,450        10.66 - 12.16     17,303       0.12         1.10 - 1.70      -1.58 -  -0.99
     2008              1,947        10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93

     Invesco V.I. S&P 500 Index
     2012              2,391        10.27 - 11.48     29,851       2.07         0.70 - 2.05      13.31 -  14.85
     2011              2,722         9.07 - 10.00     29,967       1.94         0.70 - 2.05      -0.21 -   1.14
     2010              3,123         9.09 -  9.89     34,211       1.91         0.70 - 2.05      12.54 -  14.07
     2009              3,670         8.07 -  8.67     35,552       2.69         0.70 - 2.05      23.77 -  25.45
     2008              3,976         6.52 -  6.91     30,896       2.46         0.70 - 2.05     -38.35 - -37.51

     Invesco V.I. Technology
     2012                177        13.15 - 13.86      2,387       0.00         1.10 - 1.70       9.40 -  10.06
     2011                193        12.02 - 12.59      2,371       0.19         1.10 - 1.70      -6.65 -  -6.09
     2010                214        12.88 - 13.41      2,815       0.00         1.10 - 1.70      19.26 -  19.98
     2009                296        10.80 - 11.17      3,239       0.00         1.10 - 1.70      54.75 -  55.68
     2008                281         6.98 -  7.18      1,985       0.00         1.10 - 1.70     -45.44 - -45.11

     Invesco V.I. Utilities
     2012                311        18.79 - 19.79      6,002       3.19         1.10 - 1.70       1.86 -   2.47
     2011                341        18.45 - 19.32      6,433       3.18         1.10 - 1.70      14.49 -  15.18
     2010                393        16.11 - 16.77      6,462       3.41         1.10 - 1.70       4.51 -   5.14
     2009                454        15.42 - 15.95      7,117       4.44         1.10 - 1.70      12.99 -  13.67
     2008                528        13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10

     Invesco Van Kampen V.I. American Franchise (e)
     2012 (aa)         7,873         7.28 - 11.45     78,332       0.00         0.70 - 2.30      11.14 -  12.94
     2011              2,954         6.44 - 10.30     26,873       0.00         0.70 - 2.30      -8.31 -  -6.83
     2010              2,775         6.91 - 11.23     25,826       0.00         0.70 - 2.30      17.12 -  19.01
     2009              3,339         5.81 -  9.59     26,376       0.11         0.70 - 2.30      62.30 -  64.91
     2008              3,876         3.52 -  5.91     18,810       0.54         0.70 - 2.30     -50.15 - -49.34

(e) Previously known as Invesco Van Kampen V.I. Capital Growth
(aa) For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                       --------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services Funds
   Sub-Accounts (continued):
     Invesco Van Kampen V.I. American Value (l)
     2012              2,761       $15.60 - 20.79    $45,487       0.70%        0.70 - 2.69%     14.14 -  16.49%
     2011              3,356        13.67 - 17.85     47,938       0.66         0.70 - 2.69      -1.79 -   0.22
     2010              4,243        13.92 - 17.81     61,101       0.91         0.70 - 2.69      18.96 -  21.39
     2009              5,038        11.70 - 14.67     60,411       1.21         0.70 - 2.69      35.46 -  38.24
     2008              5,830         8.64 - 10.61     51,012       0.84         0.70 - 2.69     -42.87 - -41.70

     Invesco Van Kampen V.I. Comstock
     2012              2,038        13.25 - 15.58     29,458       1.69         0.70 - 2.30      16.52 -  18.40
     2011              2,480        11.37 - 13.16     30,516       1.65         0.70 - 2.30      -4.07 -  -2.52
     2010              3,006        11.86 - 13.50     38,273       0.13         0.70 - 2.30      13.34 -  15.17
     2009              3,622        10.46 - 11.72     40,418       4.52         0.70 - 2.30      25.85 -  27.88
     2008              4,331         8.31 -  9.16     38,125       2.68         0.70 - 2.30     -37.14 - -36.12

     Invesco Van Kampen V.I. Equity and Income
     2012              1,888        14.77 - 17.64     25,806       1.87         0.70 - 2.05      10.29 -  11.79
     2011 (ae)         2,160        13.39 - 15.78     26,442       0.60         0.70 - 2.05      -9.19 -  -8.36

     Invesco V.I. Global Core Equity (g)
     2012              2,028        10.88 - 13.20     36,934       2.45         0.70 - 2.05      11.44 -  12.95
     2011              2,401         9.76 - 11.69     39,167       0.00         0.70 - 2.05     -18.36 - -11.58
     2010                  2        10.04 - 10.54         21       1.85         1.35 - 1.85       8.90 -   9.45
     2009                  2         9.22 -  9.63         19       5.28         1.35 - 1.85      13.85 -  14.43
     2008                  3         8.10 -  8.42         27       2.54         1.35 - 1.85     -41.26 - -40.96

     Invesco Van Kampen V.I. Mid Cap Growth (p)
     2012                429        12.20 - 17.86      6,892       0.00         1.10 - 1.70      -2.85 -  -2.45

     Invesco Van Kampen V.I. Value Opportunities (a)
     2012                559        11.40 - 12.20      6,590       1.50         1.10 - 1.70      15.72 -  16.41
     2011                681         9.85 - 10.48      6,910       0.85         1.10 - 1.70      -4.68 -  -4.11
     2010                808        10.34 - 10.93      8,584       0.55         1.10 - 1.70       5.54 -   6.18
     2009                984         9.79 - 10.29      9,877       1.53         1.10 - 1.70      45.51 -  46.38
     2008              1,255         6.73 -  7.03      8,632       0.78         1.10 - 1.70     -52.58 - -52.30

(a) Previously known as Invesco V.I. Basic Value
(g) Previously known as Invesco Van Kampen V.I. Global Value Equity
(l) Previously known as Invesco Van Kampen V.I. Mid Cap Value
(p) On April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth
(ae) For the period beginning April 29, 2011 and ended December 31, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. Capital Appreciation II (o)
     2012 (x)         -   $11.31 - 12.74    $     -       0.00%        1.29 - 2.59%     14.36 -  14.85%
     2011           197     9.89 - 11.09      1,959       0.00         1.29 - 2.59     -10.49 -  -9.30
     2010           359    11.05 - 12.23      4,072       0.48         1.29 - 2.59      12.22 -  13.72
     2009           412     9.84 - 10.75      4,102       0.26         1.29 - 2.59      17.59 -  19.16
     2008           445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37

     Invesco V.I. Capital Development II (q)
     2012 (x)         -    12.53 - 14.05          -       0.00         1.30 - 2.40       6.87 -  13.37
     2011            30    11.73 - 12.39        364       0.00         1.30 - 1.85      -9.07 -  -8.57
     2010            30    12.89 - 13.55        393       0.00         1.30 - 1.85      16.30 -  16.94
     2009            36    10.95 - 11.59        410       0.00         1.30 - 2.00      39.18 -  40.16
     2008            42     7.87 -  8.27        336       0.00         1.30 - 2.00     -48.18 - -47.81

     Invesco V.I. Core Equity II
     2012           159    10.89 - 11.90      1,912       0.81         1.29 - 2.59      10.66 -  12.14
     2011           212     9.84 - 10.61      2,293       0.80         1.29 - 2.59      -2.87 -  -1.58
     2010           237    10.13 - 10.78      2,602       0.74         1.29 - 2.59       6.42 -   7.84
     2009           275     9.52 - 10.00      2,814       1.48         1.29 - 2.59      24.67 -  26.33
     2008           328     7.64 -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22

     Invesco V.I. Diversified Dividend II (d)
     2012         3,062    12.93 - 14.70     37,838       1.76         1.29 - 2.59      15.30 -  16.84
     2011         3,737    11.22 - 12.58     39,592       1.45         1.29 - 2.59      -2.65 -  -1.35
     2010         4,451    11.52 - 12.75     48,029       1.38         1.29 - 2.59       7.35 -   8.78
     2009         6,186    10.73 - 11.72     60,772       1.60         1.29 - 2.59      20.73 -  22.34
     2008         6,855     8.89 -  9.58     55,407       0.42         1.29 - 2.59     -38.11 - -37.28

     Invesco V.I. Diversified Income II
     2012            22    12.04 - 13.14        275       4.69         1.30 - 2.10       8.08 -   8.95
     2011            19    11.14 - 12.06        224       4.63         1.30 - 2.10       4.51 -   5.35
     2010            21    10.66 - 11.45        228       4.93         1.30 - 2.10       7.42 -   8.29
     2009            27     9.92 - 10.57        282       8.26         1.30 - 2.10       8.59 -   9.46
     2008            38     9.13 -  9.66        357       8.83         1.30 - 2.10     -17.68 - -17.01

(d) Previously known as Invesco V.I. Dividend Growth II
(o) On April 27, 2012, Invesco V.I. Capital Appreciation II merged into Invesco Van Kampen V.I. Capital Growth II
(q) On April 27, 2012, Invesco V.I. Capital Development II merged into Invesco Van Kampen V.I. Mid Cap Growth II
(x) For the period beginning January 1, 2012 and ended April 27, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                          AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                -------------------------------------- ------------------------------------------------
                           ACCUMULATION                                   EXPENSE            TOTAL
                UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Government Securities II
     2012          34     $12.84 - 14.02     $   460       2.68%        1.30 - 2.10%      0.09 -   0.90%
     2011          42      12.83 - 13.90         564       3.64         1.30 - 2.10       5.40 -   6.24
     2010          61      12.17 - 13.08         770       3.99         1.30 - 2.10       2.92 -   3.74
     2009          87      11.83 - 12.61       1,074       2.87         1.30 - 2.10      -2.33 -  -1.55
     2008         195      12.11 - 12.81       2,435       4.59         1.30 - 2.10       9.65 -  10.53

     Invesco V.I. High Yield II
     2012          20      18.51 - 19.99         389       4.82         1.30 - 2.00      14.64 -  15.45
     2011          23      16.14 - 17.31         396       6.88         1.30 - 2.00      -1.38 -  -0.69
     2010          26      16.37 - 17.43         454       8.34         1.30 - 2.00      11.24 -  12.02
     2009          30      14.72 - 15.56         461       8.40         1.30 - 2.00      49.06 -  50.10
     2008          36       9.87 - 10.37         372       9.43         1.30 - 2.00     -27.27 - -26.76

     Invesco V.I. High Yield Securities II
     2012         946      16.46 - 18.71      10,908       6.82         1.29 - 2.59      15.43 -  16.97
     2011       1,129      14.26 - 16.00      11,291       7.55         1.29 - 2.59      -0.97 -   0.34
     2010       1,492      14.40 - 15.94      14,783       8.09         1.29 - 2.59       7.11 -   8.54
     2009       1,655      13.45 - 14.69      15,526       7.67         1.29 - 2.59      40.54 -  42.41
     2008       1,904       9.57 - 10.32      12,774       2.49         1.29 - 2.59     -25.19 - -24.19

     Invesco V.I. International Growth II
     2012         442       8.62 -  9.42       4,373       1.27         1.29 - 2.59      12.26 -  13.76
     2011         507       7.68 -  8.28       4,429       0.00         1.29 - 2.59     -16.51 - -15.76
     2010          35      17.22 - 18.52         621       1.60         1.30 - 2.10      10.27 -  11.15
     2009          49      15.62 - 16.66         796       1.27         1.30 - 2.10      32.11 -  33.17
     2008          59      11.82 - 12.51         719       0.40         1.30 - 2.10     -41.78 -  41.32

     Invesco V.I. Mid Cap Core Equity II
     2012         165      12.50 - 13.84       2,270       0.00         1.29 - 2.44       7.91 -   9.19
     2011         232      11.58 - 12.67       2,950       0.09         1.29 - 2.44      -8.78 -  -7.71
     2010         268      12.70 - 13.73       3,700       0.31         1.29 - 2.44      11.00 -  12.31
     2009         332      11.44 - 12.22       4,096       0.96         1.29 - 2.44      26.69 -  28.18
     2008         392       9.03 -  9.54       3,809       1.25         1.29 - 2.44     -30.42 - -29.60

     Invesco V.I. Money Market II
     2012          77       8.83 -  9.98         745       0.03         1.30 - 2.40      -2.35 -  -1.27
     2011          97       9.05 - 10.11         961       0.05         1.30 - 2.40      -2.32 -  -1.24
     2010          96       9.26 - 10.23         962       0.18         1.30 - 2.40      -2.20 -  -1.12
     2009         159       9.47 - 10.35       1,626       0.06         1.30 - 2.40      -2.31 -  -1.23
     2008         198       9.69 - 10.48       2,045       1.74         1.30 - 2.40      -0.63 -   0.47

     Invesco V.I. S&P 500 Index II
     2012       5,012      14.04 - 15.96      59,512       1.79         1.29 - 2.59      12.52 -  14.02
     2011       5,842      12.48 - 14.00      61,658       1.66         1.29 - 2.59      -1.09 -   0.23
     2010       7,386      12.62 - 13.97      78,241       1.63         1.29 - 2.59      11.62 -  13.11
     2009       8,739      11.30 - 12.35      81,763       2.42         1.29 - 2.59      22.80 -  24.44
     2008       9,510       9.20 -  9.92      71,982       2.11         1.29 - 2.59     -38.90 - -38.08

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Technology II
     2012               2  $12.68 - 13.31    $     31      0.00%        1.30 - 1.85%      9.00 -   9.60%
     2011               2   11.64 - 12.14          25      0.06         1.30 - 1.85      -7.05 -  -6.54
     2010               4   12.52 - 12.99          49      0.00         1.30 - 1.85      18.82 -  19.47
     2009               4   10.54 - 10.87          45      0.00         1.30 - 1.85      54.26 -  55.11
     2008               6    6.83 -  7.01          43      0.00         1.30 - 1.85     -45.77 - -45.47

     Invesco V.I. Utilities II
     2012              11   18.15 - 19.04         197      2.34         1.30 - 1.85       1.45 -   2.01
     2011              19   17.89 - 18.66         359      3.44         1.30 - 1.85      14.03 -  14.66
     2010              28   15.69 - 16.28         448      3.28         1.30 - 1.85       4.07 -   4.64
     2009              29   15.08 - 15.56         452      3.64         1.30 - 1.85      12.51 -  13.13
     2008              42   13.40 - 13.75         572      2.51         1.30 - 1.85     -33.75 - -33.38

     Invesco Van Kampen V.I. American Franchise II (f)
     2012 (aa)      2,303   13.65 - 15.47      27,027      0.00         1.29 - 2.59      10.45 -  11.93
     2011           2,638   12.36 - 13.82      27,718      0.00         1.29 - 2.59      -7.92 -  -7.60
     2010           3,259   13.56 - 14.95      37,032      0.00         1.29 - 2.59      17.61 -  18.02
     2009           3,778   11.64 - 12.67      36,584      0.00         1.29 - 2.59      61.35 -  63.51
     2008           4,416    7.21 -  7.78      26,105      0.20         1.29 - 2.59     -50.44 - -49.77

     Invesco Van Kampen V.I. American Value II (m)
     2012           1,633   17.49 - 20.60      33,463      0.62         1.29 - 2.59      14.04 -  15.56
     2011           2,055   15.13 - 18.06      36,578      0.59         1.29 - 2.59      -0.47 -  29.76
     2010           2,557   15.21 - 18.39      45,935      0.84         1.29 - 2.59      19.02 -  20.61
     2009           3,109   12.61 - 15.45      46,473      1.11         1.29 - 2.59      35.56 -  37.36
     2008           3,724   11.40 - 12.29      40,747      0.76         1.29 - 2.59     -42.94 - -42.18

     Invesco Van Kampen V.I. Comstock II
     2012           7,653   13.42 - 15.08     112,848      1.47         1.29 - 2.59      15.84 -  17.39
     2011           9,615   11.43 - 13.02     121,444      1.39         1.29 - 2.59      -3.37 -  20.21
     2010          11,989   11.83 - 13.65     157,376      0.13         1.29 - 2.59      12.70 -  14.20
     2009          14,081   10.36 - 12.12     162,470      4.05         1.29 - 2.59      25.08 -  26.75
     2008          16,334    9.69 - 10.44     149,246      2.38         1.29 - 2.59     -37.47 - -36.63

(f)Previously known as Invesco Van Kampen V.I. Capital Growth II
(m)Previously known as Invesco Van Kampen V.I. Mid Cap Value II
(aa)For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                          AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                -------------------------------------- ------------------------------------------------
                           ACCUMULATION                                   EXPENSE            TOTAL
                UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco Van Kampen V.I. Equity and Income II
     2012       2,674     $14.57 - 14.92     $40,003       1.71%        1.29 - 2.59%      9.47 -  10.93%
     2011       3,478      13.13 - 13.63      47,127       1.66         1.29 - 2.59      -2.57 -  10.46
     2010       3,394      13.48 - 14.17      47,464       1.95         1.29 - 2.59       9.13 -  10.59
     2009       3,981      12.19 - 12.99      50,480       2.68         1.29 - 2.59      19.32 -  20.91
     2008       4,556      10.88 - 11.73      47,934       2.44         1.29 - 2.59     -24.69 - -23.68

     Invesco V.I. Global Core Equity II (h)
     2012       1,724      12.36 - 14.05      20,367       2.31         1.29 - 2.59      10.47 -  11.95
     2011       1,996      11.19 - 12.55      21,127       0.00         1.29 - 2.59     -19.53 - -18.81

     Invesco Van Kampen V.I. Growth and Income II
     2012       3,506      16.25 - 17.36      61,202       1.27         1.29 - 2.69      11.26 -  22.08
     2011       4,372      14.60 - 15.38      67,890       0.98         1.29 - 2.69     -10.80 -  -4.89
     2010       5,458      15.35 - 15.94      88,173       0.10         1.29 - 2.69       9.18 -  10.75
     2009       6,315      14.06 - 14.39      92,402       3.40         1.29 - 2.69      20.77 -  22.51
     2008       7,078      11.64 - 12.71      84,837       1.92         1.29 - 2.69     -34.04 - -33.09

     Invesco Van Kampen V.I. Mid Cap Growth II (q)
     2012         615      15.37 - 16.98       9,438       0.00         0.83 - 2.59       8.73 -   9.60
     2011         742      14.02 - 15.62      10,412       0.00         0.70 - 2.59      -9.99 -  13.98
     2010         879      15.58 - 17.69      13,827       0.00         0.70 - 2.59      23.98 -  26.39
     2009       1,031      12.32 - 14.26      12,941       0.00         0.70 - 2.59      52.33 -  55.28
     2008       1,132       7.94 -  9.36       9,250       0.00         0.70 - 2.59     -48.22 - -47.21

     Invesco Van Kampen V.I. Value Opportunities II (b)
     2012         475      11.86 - 13.28       5,849       1.18         1.29 - 2.44      14.78 -  16.13
     2011         591      10.33 - 11.44       6,311       0.64         1.29 - 2.44      -5.75 -  -4.64
     2010         859      10.96 - 12.00       9,726       0.34         1.29 - 2.44       4.34 -   5.57
     2009         976      10.40 - 11.36      10,466       1.13         1.29 - 2.59      43.91 -  45.83
     2008       1,178       7.23 -  7.79       8,652       0.49         1.29 - 2.59     -53.15 - -52.53

(b)Previously known as Invesco V.I. Basic Value II
(h)Previously known as Invesco Van Kampen V.I. Global Value Equity II
(q)On April 27, 2012, Invesco V.I. Capital Development II merged into Invesco Van Kampen V.I. Mid Cap Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Janus Aspen Series
   Sub-Account:
     Forty Portfolio
     2012            <1    $17.23 - 17.23      $ 8         0.76%        1.50 - 1.50%     22.29 -  22.29%
     2011            <1     14.09 - 14.09        7         0.39         1.50 - 1.50      -8.09 -  -8.09
     2010            <1     15.33 - 15.33        7         0.29         1.50 - 1.50       5.15 -   5.15
     2009             1     14.58 - 14.58       17         0.04         1.50 - 1.50      44.14 -  44.14
     2008             1     10.11 - 10.11       12         0.15         1.50 - 1.50     -44.99 - -44.99

Investments in the
  Lazard Retirement Series, Inc.
   Sub-Account:
     Emerging Markets Equity
     2012            <1     52.55 - 52.55        1         1.68         1.50 - 1.50      20.22 -  20.22
     2011            <1     43.71 - 43.71        1         2.11         1.50 - 1.50     -19.23 - -19.23
     2010            <1     54.12 - 54.12        1         0.82         1.50 - 1.50      20.86 -  20.86
     2009            <1     44.78 - 44.78        1         2.57         1.50 - 1.50      67.30 -  67.30
     2008            <1     26.77 - 26.77        1         0.25         1.50 - 1.50     -49.49 - -49.49

Investments in the
  Legg Mason Partners Variable Income Trust
   Sub-Accounts:
     Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
     2012            <1      9.09 -  9.09        1         1.74         1.50 - 1.50      13.25 -  13.25
     2011            <1      8.02 -  8.02        1         1.40         1.50 - 1.50      -7.60 -  -7.60
     2010            <1      8.68 -  8.68        1         1.71         1.50 - 1.50      14.86 -  14.86
     2009            <1      7.56 -  7.56        1         1.34         1.50 - 1.50      27.42 -  27.42
     2008            <1      5.93 -  5.93        1         0.52         1.50 - 1.50     -37.53 - -37.53

Investments in the
  Legg Mason Partners Variable Portfolios I, Inc
   Sub-Accounts:
     Legg Mason ClearBridge Variable Large Cap Value Portfolio I
     2012            <1     13.61 - 13.61        1         2.33         1.50 - 1.50      14.75 -  14.75
     2011            <1     11.86 - 11.86        1         2.25         1.50 - 1.50       3.38 -   3.38
     2010            <1     11.47 - 11.47        1         2.88         1.50 - 1.50       7.82 -   7.82
     2009            <1     10.64 - 10.64        1         1.78         1.50 - 1.50      22.63 -  22.63
     2008            <1      8.67 -  8.67        1         0.30         1.50 - 1.50     -36.59 - -36.59

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series Fund
   Sub-Account:
     Bond-Debenture
     2012         1,772   $14.40 - 16.06    $27,857       5.30%        1.29 - 2.59%      9.61 -  11.08%
     2011         2,149    13.14 - 14.46     30,483       5.35         1.29 - 2.59       1.69 -   3.04
     2010         2,554    12.92 - 14.04     35,211       5.80         1.29 - 2.59       9.41 -  10.87
     2009         2,796    11.81 - 12.66     34,857       6.50         1.29 - 2.59      30.83 -  32.58
     2008         3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60

     Fundamental Equity
     2012           479    13.04 - 14.55      6,793       0.49         1.29 - 2.59       7.71 -   9.15
     2011           630    12.11 - 13.33      8,230       0.18         1.29 - 2.59      -6.96 -  -5.72
     2010           813    13.01 - 14.14     11,249       0.29         1.29 - 2.59      15.95 -  17.49
     2009           919    11.22 - 12.03     10,849       0.17         1.29 - 2.59      22.71 -  24.35
     2008           979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59

     Growth and Income
     2012         1,467    10.31 - 11.50     16,481       0.93         1.29 - 2.59       9.18 -  10.64
     2011         1,813     9.44 - 10.40     18,481       0.67         1.29 - 2.59      -8.51 -  -7.29
     2010         2,222    10.32 - 11.21     24,514       0.51         1.29 - 2.59      14.37 -  15.90
     2009         2,661     9.02 -  9.67     25,385       0.92         1.29 - 2.59      15.82 -  17.36
     2008         3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24

     Growth Opportunities
     2012           645    14.17 - 15.61      9,823       0.00         1.29 - 2.44      11.31 -  12.63
     2011           787    12.73 - 13.86     10,684       0.00         1.29 - 2.44     -12.24 - -11.21
     2010           940    14.50 - 15.61     14,399       0.00         1.29 - 2.44      19.93 -  21.34
     2009         1,108    12.09 - 12.86     14,019       0.00         1.29 - 2.44      42.00 -  43.67
     2008         1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04

     Mid-Cap Stock (k)
     2012         1,516    11.64 - 12.98     19,205       0.62         1.29 - 2.59      11.57 -  13.06
     2011         1,956    10.43 - 11.48     21,997       0.20         1.29 - 2.59      -6.49 -  -5.25
     2010         2,335    11.16 - 12.12     27,793       0.37         1.29 - 2.59      22.19 -  23.81
     2009         2,856     9.13 -  9.79     27,522       0.45         1.29 - 2.59      23.33 -  24.98
     2008         3,371     7.40 -  7.83     26,079       1.19         1.29 - 2.59     -40.93 - -40.14

(k)Previously known as Mid-Cap Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Growth
     2012            53    $ 7.13 - 15.55     $  622       0.00%        1.15 - 1.65%     15.46 -  16.04%
     2011            71      6.18 - 13.40        685       0.19         1.15 - 1.65      -1.95 -  -1.46
     2010            87      6.30 - 13.60        836       0.11         1.15 - 1.65      13.45 -  14.02
     2009           103      5.55 - 11.93        894       0.33         1.15 - 1.65      35.42 -  36.10
     2008           113      4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13

     MFS High Income
     2012            19     17.28 - 17.74        343       6.98         1.25 - 1.45      13.27 -  15.88
     2011            25     14.91 - 15.67        397       8.81         1.25 - 1.65       2.41 -   2.82
     2010            36     14.56 - 15.24        536       7.41         1.25 - 1.65      12.86 -  13.31
     2009            40     12.90 - 13.45        527       7.56         1.25 - 1.65      43.17 -  43.74
     2008            49      9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38

     MFS Investors Trust
     2012            83     10.51 - 13.04        960       0.91         1.15 - 1.65      17.23 -  17.82
     2011            98      8.96 - 11.07        970       0.76         1.15 - 1.65      -3.78 -  -3.30
     2010           163      9.31 - 11.45      1,666       1.20         1.15 - 1.65       9.28 -   9.83
     2009           186      8.52 - 10.42      1,740       1.59         1.15 - 1.65      24.82 -  25.45
     2008           225      6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85

     MFS New Discovery
     2012            76     13.00 - 27.33      1,576       0.00         1.15 - 1.65      19.24 -  19.84
     2011            91     10.90 - 22.81      1,576       0.00         1.15 - 1.65     -25.67 - -11.29
     2010           102     12.35 - 25.71      2,008       0.00         1.15 - 1.65      12.94 -  34.78
     2009           147     14.40 - 19.08      2,154       0.00         1.15 - 1.65      60.51 -  61.32
     2008           165      8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02

     MFS Research
     2012            51      9.22 - 12.35        548       0.80         1.15 - 1.65      15.35 -  15.93
     2011            61      8.00 - 10.65        568       0.86         1.15 - 1.65      -2.08 -  -1.59
     2010            64      8.17 - 10.82        608       0.95         1.15 - 1.65      14.00 -  14.57
     2009            80      7.16 -  9.45        670       1.44         1.15 - 1.65      28.41 -  29.05
     2008            91      5.58 -  7.32        597       0.54         1.15 - 1.65     -37.13 - -36.82

     MFS Research Bond
     2012            48     18.48 - 19.50        929       2.80         1.25 - 1.65       5.59 -   6.01
     2011            56     17.50 - 18.39      1,028       2.46         1.25 - 1.65       5.00 -   5.42
     2010            79     16.67 - 17.44      1,367       3.15         1.25 - 1.65       5.71 -   6.13
     2009            89     15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72
     2008           117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts (continued):
     MFS Utilities
     2012            10    $23.40 - 24.60     $  240       6.57%        1.15 - 1.59%     12.38 -  14.12%
     2011            12     20.82 - 21.56        255       3.23         1.35 - 1.65       5.04 -   5.36
     2010            13     19.82 - 20.46        257       3.08         1.35 - 1.65      11.95 -  12.28
     2009            14     17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43
     2008            11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51

Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
     MFS Growth (Service Class)
     2012            10     10.44 - 11.07        106       0.00         1.35 - 1.85      14.90 -  15.49
     2011            15      9.08 -  9.59        139       0.02         1.35 - 1.85      -2.39 -  -1.90
     2010            28      9.31 -  9.77        265       0.00         1.35 - 1.85      12.90 -  13.47
     2009            35      8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47
     2008            57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39

     MFS Investors Trust (Service Class)
     2012            10     11.04 - 11.72        120       0.68         1.35 - 1.85      16.63 -  17.22
     2011            15      9.47 -  9.99        148       0.73         1.35 - 1.85     -4.22 -   -3.73
     2010            18      9.88 - 10.38        183       0.97         1.35 - 1.85       8.83 -   9.38
     2009            21      9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85
     2008            34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16

     MFS New Discovery (Service Class)
     2012            10     13.26 - 14.07        133       0.00         1.35 - 1.85      18.66 -  19.26
     2011            19     11.18 - 11.80        228       0.00         1.35 - 1.85     -12.15 - -11.70
     2010            24     12.72 - 13.36        322       0.00         1.35 - 1.85      33.43 -  34.11
     2009            29      9.54 -  9.96        286       0.00         1.35 - 1.85      59.91 -  60.72
     2008            43      5.96 -  6.20        263       0.00         1.35 - 1.85     -40.64 - -40.34

     MFS Research (Service Class)
     2012             5     11.08 - 11.76         63       0.64         1.35 - 1.85      14.74 -  15.32
     2011            10      9.66 - 10.19        104       0.62         1.35 - 1.85      -2.52 -  -2.03
     2010            16      9.91 - 10.40        168       0.72         1.35 - 1.85      13.51 -  14.08
     2009            19      8.73 -  9.12        174       1.09         1.35 - 1.85      27.79 -  28.44
     2008            23      6.83 -  7.10        161       0.32         1.35 - 1.85     -37.44 - -37.12

     MFS Utilities (Service Class)
     2012            60     19.42 - 24.32      1,355       6.21         1.35 - 2.00      10.94 -  11.68
     2011            64     17.39 - 21.92      1,313       3.01         1.35 - 2.00       4.38 -   5.07
     2010            72     16.55 - 21.00      1,401       2.74         1.35 - 2.00      11.24 -  11.98
     2009            78     14.78 - 18.88      1,367       4.06         1.35 - 2.00      30.21 -  31.08
     2008            80     10.85 - 11.28      1,080       1.36         1.35 - 1.85     -38.96 - -38.65

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts:
     Aggressive Equity
     2012            653   $10.44 - 13.12    $ 10,406      0.00%        0.70 - 1.85%      9.79 -  11.07%
     2011            774     9.51 - 11.81      11,187      0.00         0.70 - 1.85      -9.03 -  -7.98
     2010            900    10.45 - 12.84      14,196      0.00         0.70 - 1.85      23.72 -  25.15
     2009          1,101     8.45 - 10.26      13,824      0.00         0.70 - 1.85      66.36 -  68.28
     2008          1,256     5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22

     European Equity
     2012          1,270    10.52 - 11.81      36,933      2.78         0.70 - 2.05      16.10 -  17.68
     2011          1,534     9.06 - 10.04      37,738      2.41         0.70 - 2.05     -11.47 - -10.27
     2010          1,820    10.23 - 11.19      50,452      2.45         0.70 - 2.05       5.05 -   6.48
     2009          2,151     9.74 - 10.51      56,333      3.68         0.70 - 2.05      25.14 -  26.84
     2008          2,531     7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10

     Income Plus
     2012          2,475    17.48 - 22.70      79,591      5.71         0.70 - 2.05      11.77 -  13.30
     2011          2,910    15.64 - 20.04      83,302      5.89         0.70 - 2.05       2.88 -   4.28
     2010          3,561    15.20 - 19.22      98,116      6.18         0.70 - 2.05       7.06 -   8.51
     2009          4,147    14.20 - 17.71     105,871      5.05         0.70 - 2.05      20.09 -  21.72
     2008          4,810    11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56

     Limited Duration
     2012            901     9.95 - 11.90       9,739      2.97         0.70 - 1.85       1.44 -   2.62
     2011          1,106     9.81 - 11.60      11,737      3.35         0.70 - 1.85       0.88 -   2.04
     2010          1,322     9.72 - 11.37      13,853      3.49         0.70 - 1.85       0.48 -   1.64
     2009          1,520     9.68 - 11.18      15,795      4.51         0.70 - 1.85       3.82 -   5.02
     2008          1,529     9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50

     Money Market
     2012          2,779     9.68 - 11.92      39,127      0.01         0.70 - 2.05      -2.02 -  -0.69
     2011          3,311     9.88 - 12.01      47,376      0.01         0.70 - 2.05      -2.01 -  -0.69
     2010          3,762    10.09 - 12.09      54,829      0.01         0.70 - 2.05      -2.02 -  -0.69
     2009          5,289    10.29 - 12.17      78,019      0.03         0.70 - 2.05      -2.00 -  -0.67
     2008          7,145    10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74

     Multi Cap Growth
     2012          3,471    11.01 - 11.61     155,909      0.00         0.70 - 2.05      10.09 -  11.59
     2011          4,049    10.00 - 10.41     163,632      0.17         0.70 - 2.05      -8.63 -  -7.39
     2010          4,781    10.94 - 11.24     208,335      0.16         0.70 - 2.05      25.17 -  26.87
     2009          5,606     8.74 -  8.86     191,503      0.37         0.70 - 2.05      67.85 -  70.12
     2008          6,492     5.21 -  5.21     132,556      0.27         0.70 - 2.05     -48.69 - -47.99

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Strategist
     2012           2,969  $11.50 - 13.97    $ 80,533      2.00%        0.70 - 2.05%      4.73 -   6.16%
     2011           3,493   10.98 - 13.16      90,477      2.13         0.70 - 2.05      -9.83 -  -8.60
     2010           4,202   12.17 - 14.40     119,746      1.56         0.70 - 2.05       4.65 -   6.07
     2009           4,779   11.63 - 13.57     128,786      2.21         0.70 - 2.05      17.31 -  18.90
     2008           5,406    9.92 - 11.42     126,027      0.77         0.70 - 2.05     -25.53 - -24.51

     Utilities
     2012           1,661   12.61 - 14.51      53,561      2.40         0.70 - 1.98      16.36 -  17.86
     2011           1,963   10.84 - 12.31      54,192      2.58         0.70 - 1.98      13.80 -  15.26
     2010           2,314    9.52 - 10.68      56,101      2.87         0.70 - 1.98       4.83 -   6.18
     2009           2,729    9.08 - 10.06      62,830      3.00         0.70 - 1.98      16.92 -  18.43
     2008           3,369    7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74

Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts:
     Aggressive Equity (Class Y Shares)
     2012           1,145   18.99 - 21.59      14,431      0.00         1.29 - 2.59       8.72 -  10.17
     2011           1,293   17.47 - 19.59      14,805      0.00         1.29 - 2.59      -9.98 -  -8.78
     2010           1,405   19.40 - 21.48      17,488      0.00         1.29 - 2.59      22.48 -  24.11
     2009           1,615   15.84 - 17.31      16,329      0.00         1.29 - 2.59      64.68 -  66.88
     2008           1,870    9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66

     European Equity (Class Y Shares)
     2012           1,041   15.27 - 17.10      11,349      2.49         1.29 - 2.44      15.27 -  16.63
     2011           1,204   13.25 - 14.66      11,290      2.24         1.29 - 2.44     -12.05 - -11.01
     2010           1,563   15.06 - 16.48      17,219      2.24         1.29 - 2.44       4.35 -   5.58
     2009           1,793   14.29 - 15.61      18,682      3.36         1.29 - 2.59      24.11 -  25.77
     2008           2,096   11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58

     Income Plus (Class Y Shares)
     2012           5,729   14.06 - 15.98      95,435      5.60         1.29 - 2.59      10.87 -  12.35
     2011           6,775   12.68 - 14.22     100,407      5.65         1.29 - 2.59       2.01 -   3.37
     2010           8,429   12.43 - 13.76     121,240      5.71         1.29 - 2.59       6.19 -   7.61
     2009          10,696   11.71 - 12.79     144,625      4.84         1.29 - 2.59      19.13 -  20.72
     2008          11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28

     Limited Duration (Class Y Shares)
     2012           3,926    8.32 -  9.45      37,443      2.79         1.29 - 2.59       0.37 -   1.72
     2011           4,529    8.29 -  9.29      42,641      2.99         1.29 - 2.59      -0.20 -   1.13
     2010           5,588    8.30 -  9.19      52,204      3.32         1.29 - 2.59      -0.43 -   0.90
     2009           6,355    8.34 -  9.11      58,968      4.16         1.29 - 2.59       2.82 -   4.20
     2008           6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts (continued):
     Money Market (Class Y Shares)
     2012           4,716  $ 8.96 - 10.18    $ 46,745      0.01%        1.29 - 2.59%     -2.59 -  -1.28%
     2011           5,322    9.20 - 10.32      53,761      0.01         1.29 - 2.59      -2.57 -  -1.28
     2010           6,282    9.44 - 10.45      64,508      0.01         1.29 - 2.59      -2.58 -  -1.28
     2009           7,480    9.69 - 10.59      78,126      0.01         1.29 - 2.59      -2.58 -  -1.28
     2008          10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88

     Multi Cap Growth (Class Y Shares)
     2012           3,313   17.87 - 20.32      43,808      0.00         1.29 - 2.59       9.18 -  10.64
     2011           3,954   16.37 - 18.36      47,586      0.00         1.29 - 2.59      -9.37 -  -8.16
     2010           4,919   18.06 - 19.99      64,428      0.00         1.29 - 2.59      24.13 -  25.79
     2009           5,874   14.55 - 15.89      61,677      0.12         1.29 - 2.59      66.43 -  68.65
     2008           6,953    8.74 -  9.42      44,054      0.19         1.29 - 2.59     -49.10 - -48.42

     Strategist (Class Y Shares)
     2012           2,776   13.17 - 14.97      34,006      1.64         1.29 - 2.59       3.91 -   5.30
     2011           3,318   12.68 - 14.22      38,876      1.79         1.29 - 2.59     -10.50 -  -9.31
     2010           4,237   14.16 - 15.68      55,142      1.36         1.29 - 2.59       3.74 -   5.13
     2009           4,691   13.65 - 14.91      58,365      2.06         1.29 - 2.59      16.35 -  17.90
     2008           4,861   11.73 - 12.65      51,318      0.72         1.29 - 2.59     -26.17 - -25.18

     Utilities (Class Y Shares)
     2012           1,038   20.67 - 23.49      14,220      2.20         1.29 - 2.59      15.37 -  16.91
     2011           1,190   17.91 - 20.09      14,141      2.26         1.29 - 2.59      12.83 -  14.33
     2010           1,454   15.88 - 17.58      15,392      2.62         1.29 - 2.59       3.98 -   5.37
     2009           1,706   15.27 - 16.68      17,354      2.90         1.29 - 2.59      15.75 -  17.30
     2008           1,834   13.19 - 14.22      15,980      0.56         1.29 - 2.59     -35.17 - -34.31

Investments in the
  Neuberger Berman Advisors Management Trust
   Sub-Accounts:
     AMT Mid-Cap Growth
     2012               2   10.25 - 10.25          18      0.00         1.65 - 1.65     -42.11 -  10.57
     2011               3    9.27 - 17.71          44      0.00         1.37 - 1.65      -2.92 -  -0.89
     2010               -      N/A -  N/A           -       N/A         0.00 - 0.00         N/A -   N/A
     2009               -      N/A -  N/A           -       N/A         0.00 - 0.00         N/A -   N/A
     2008               -      N/A -  N/A           -      0.00                   -         N/A -   N/A

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Neuberger Berman Advisors Management Trust
   Sub-Accounts (continued):
     AMT Large Cap Value (ae)
     2012             1    $13.59 - 13.59     $   19       0.43%        1.59 - 1.59%     14.76 -  14.76%
     2011             1     11.85 - 11.85         17       0.00         1.59 - 1.59     -12.75 - -12.75
     2010             2     13.58 - 13.58         34       0.64         1.59 - 1.59      13.84 -  13.84
     2009             3     11.93 - 11.93         31       2.16         1.59 - 1.59      53.61 -  53.61
     2008             4      7.76 -  7.76         31       0.38         1.59 - 1.59     -53.15 - -53.15

Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts:
     Oppenheimer Balanced
     2012           142     11.90 - 12.15      1,689       1.39         1.15 - 1.80      10.31 -  11.05
     2011           171     10.79 - 10.94      1,846       2.42         1.15 - 1.80      -1.09 -  -0.43
     2010           206     10.91 - 10.99      2,237       1.35         1.15 - 1.80      10.88 -  11.62
     2009           215      9.84 -  9.84      2,103       0.00         1.15 - 1.80      19.70 -  20.50
     2008           237      8.17 -  8.22      1,884       3.47         1.15 - 1.80     -44.49 - -44.12

     Oppenheimer Capital Appreciation
     2012           292      9.09 - 11.73      3,211       0.68         1.15 - 1.85      12.00 -  12.81
     2011           332      8.12 - 10.40      3,229       0.40         1.15 - 1.85      -2.97 -  -2.28
     2010           438      8.37 - 10.64      4,390       0.17         1.15 - 1.85       7.39 -   8.17
     2009           517      7.79 -  9.84      4,808       0.34         1.15 - 1.85      41.85 -  42.87
     2008           693      5.49 -  6.89      4,515       0.16         1.15 - 1.85     -46.53 - -46.14

     Oppenheimer Core Bond
     2012            91     11.67 - 11.99      1,079       4.87         1.25 - 1.45       8.92 -  11.43
     2011           101     10.48 - 11.01      1,102       6.58         1.25 - 1.65       6.50 -   6.93
     2010           144      9.84 - 10.30      1,469       1.93         1.25 - 1.65       9.59 -  10.03
     2009           176      8.98 -  9.36      1,638       0.00         1.25 - 1.65       7.82 -   8.25
     2008           215      8.32 -  8.64      1,849       5.63         1.25 - 1.65     -40.05 - -39.81

     Oppenheimer Global Securities
     2012           142     15.47 - 21.36      2,908       2.16         1.15 - 1.85      19.02 -  19.88
     2011           160     13.00 - 17.82      2,734       1.43         1.15 - 1.85      -9.98 -  -9.34
     2010           209     14.44 - 19.66      3,973       1.47         1.15 - 1.85      13.82 -  14.64
     2009           271     12.69 - 17.15      4,473       2.23         1.15 - 1.85      37.19 -  38.17
     2008           415      9.25 - 12.41      4,878       1.66         1.15 - 1.85     -41.30 - -40.87

(ae) Previously known as AMT Partners

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts (continued):
     Oppenheimer Global Strategic Income (r)
     2012          167    $18.23 - 21.10     $2,493        5.58%       1.15 - 2.00%     11.26 -  12.23%
     2011          141     16.39 - 18.80      2,522        3.54        1.15 - 2.00      -1.16 -  -0.30
     2010          186     16.58 - 18.85      3,331        8.70        1.15 - 2.00      12.67 -  13.65
     2009          217     14.71 - 16.59      3,424        0.50        1.15 - 2.00      16.45 -  17.47
     2008          284     12.63 - 14.12      3,812        6.36        1.15 - 2.00     -15.92 - -15.19

     Oppenheimer High Income (r)
     2012 (y)        -      3.98 -  4.20          -       32.01        1.25 - 1.65       8.60 -  11.69
     2011           65      3.66 -  3.76        244       10.95        1.25 - 1.45      -3.74 -  -3.55
     2010          100      3.81 -  3.89        385        6.35        1.25 - 1.45      13.16 -  13.39
     2009          116      3.36 -  3.43        396        0.00        1.25 - 1.45      23.51 -  23.76
     2008          119      2.72 -  2.78        327        9.47        1.25 - 1.45     -78.98 - -78.94

     Oppenheimer Main Street
     2012          133     11.43 - 11.68      1,493        0.95        1.15 - 1.85      14.70 -  15.53
     2011          193      9.96 - 10.11      1,878        0.86        1.15 - 1.85      -1.86 -  -1.16
     2010          230     10.15 - 10.23      2,277        1.12        1.15 - 1.85      13.96 -  14.78
     2009          279      8.91 -  8.91      2,418        1.90        1.15 - 1.85      25.91 -  26.82
     2008          362      7.03 -  7.07      2,499        1.67        1.15 - 1.85     -39.61 - -39.17

     Oppenheimer Main Street Small- & Mid-Cap
     2012           47     22.84 - 24.10      1,123        0.58        1.25 - 1.65      16.05 -  16.52
     2011           60     19.68 - 20.68      1,224        0.65        1.25 - 1.65      -3.81 -  -3.42
     2010           77     20.46 - 21.41      1,628        0.66        1.25 - 1.65      21.39 -  21.87
     2009          107     16.85 - 17.57      1,876        0.91        1.25 - 1.65      34.95 -  35.49
     2008          135     12.49 - 12.97      1,741        0.55        1.25 - 1.65     -38.85 - -38.60

     Oppenheimer Small- & Mid-Cap Growth
     2012           73      9.70 -  9.77        548        0.00        1.15 - 1.85      14.39 -  15.01
     2011           89      8.48 -  8.49        603        0.00        1.15 - 1.85      -0.77 -  -0.06
     2010          108      8.49 -  8.56        762        0.00        1.15 - 1.85      25.11 -  26.01
     2009          130      6.74 -  6.84        738        0.00        1.15 - 1.85      30.15 -  31.09
     2008          136      5.14 -  5.26        641        0.00        1.15 - 1.85     -50.01 - -49.65

(r) On October 26, 2012, Oppenheimer High Income merged into Oppenheimer Global Strategic Income
(y) For the period beginning January 1, 2012 and ended October 26, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts:
     Oppenheimer Balanced (SS)
     2012            990   $11.64 - 13.31    $12,769        1.22%       1.29 - 2.59%      9.19 -  10.66%
     2011          1,191    10.66 - 12.03     13,935        2.19        1.29 - 2.59      -2.21 -  -0.91
     2010          1,463    10.90 - 12.14     17,337        1.16        1.29 - 2.59       9.76 -  11.22
     2009          1,684     9.93 - 10.91     17,990        0.00        1.29 - 2.59      18.45 -  20.03
     2008          1,944     8.38 -  9.09     17,362        2.83        1.29 - 2.59     -45.08 - -44.34

     Oppenheimer Capital Appreciation (SS)
     2012          2,085    12.56 - 14.42     29,198        0.41        1.29 - 2.69      10.74 -  12.34
     2011          2,606    11.34 - 12.84     32,616        0.12        1.29 - 2.69      -4.02 -  -2.64
     2010          3,242    11.82 - 13.19     41,804        0.00        1.29 - 2.69       6.21 -   7.74
     2009          3,795    11.13 - 12.24     45,528        0.01        1.29 - 2.69      40.28 -  42.29
     2008          4,530     7.93 -  8.60     38,313        0.00        1.29 - 2.69     -47.13 - -46.36

     Oppenheimer Core Bond (SS)
     2012          3,398     8.10 -  8.96     29,826        4.92        1.29 - 2.49       7.42 -   8.75
     2011          3,796     7.54 -  8.24     30,707        5.91        1.29 - 2.49       5.25 -   6.54
     2010          4,692     7.19 -  7.73     35,711        1.68        1.29 - 2.44       8.57 -   9.85
     2009          5,217     6.62 -  7.04     36,231        0.00        1.29 - 2.44       6.39 -   7.64
     2008          5,071     6.22 -  6.54     32,809        5.08        1.29 - 2.44     -40.56 - -39.86

     Oppenheimer Global Securities (SS)
     2012            666    20.13 - 22.90     14,798        1.91        1.29 - 2.54      17.87 -  19.39
     2011            876    17.07 - 19.18     16,358        1.16        1.29 - 2.54     -10.85 -  -9.70
     2010          1,111    19.15 - 21.24     23,050        1.24        1.29 - 2.54      12.77 -  14.21
     2009          1,307    16.98 - 18.60     23,816        1.88        1.29 - 2.54      35.81 -  37.56
     2008          1,565    12.51 - 13.52     20,791        1.35        1.29 - 2.54     -41.85 - -41.10

     Oppenheimer Global Strategic Income (SS) (s)
     2012          4,257    16.24 - 18.77     77,554        5.37        1.29 - 2.69      10.10 -  11.69
     2011          4,507    14.75 - 16.81     73,806        3.03        1.29 - 2.69      -2.05 -  -0.65
     2010          5,770    15.06 - 16.92     95,404        8.36        1.29 - 2.69      11.69 -  13.29
     2009          6,798    13.49 - 14.93     99,442        0.24        1.29 - 2.69      15.22 -  16.88
     2008          7,484    11.70 - 12.78     93,918        5.46        1.29 - 2.69     -16.79 - -15.59

     Oppenheimer High Income (SS) (s)
     2012 (y)          -     4.12 -  4.75          -       31.46        1.29 - 2.69       9.06 -  11.40
     2011          3,034     3.78 -  4.26     12,596        9.50        1.29 - 2.59      -5.08 -  -3.81
     2010          3,580     3.98 -  4.43     15,512        6.06        1.29 - 2.59      11.48 -  12.97
     2009          4,122     3.57 -  3.92     15,852        0.00        1.29 - 2.59      22.69 -  24.33
     2008          4,041     2.91 -  3.16     12,541        8.10        1.29 - 2.59     -79.13 - -78.85

(s)On October 26, 2012, Oppenheimer High Income (SS) merged into Oppenheimer Global Strategic Income (SS)
(y)For the period beginning January 1, 2012 and ended October 26, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts (continued):
     Oppenheimer Main Street (SS)
     2012         3,054   $14.28 - 16.50    $48,810       0.67%        1.29 - 2.69%     13.47 -  15.10%
     2011         3,708    12.58 - 14.34     51,675       0.61         1.29 - 2.69      -2.99 -  -1.60
     2010         4,508    12.97 - 14.57     64,079       0.90         1.29 - 2.69      12.71 -  14.33
     2009         5,396    11.51 - 12.74     67,248       1.59         1.29 - 2.69      24.55 -  26.34
     2008         6,195     9.24 - 10.09     61,294       1.29         1.29 - 2.69     -40.28 - -39.42

     Oppenheimer Main Street Small- & Mid-Cap (SS)
     2012           913    20.35 - 23.28     20,594       0.33         1.29 - 2.59      14.62 -  16.15
     2011         1,139    17.76 - 20.04     22,199       0.42         1.29 - 2.59      -4.91 -  -3.64
     2010         1,421    18.67 - 20.80     28,817       0.42         1.29 - 2.59      19.87 -  21.47
     2009         1,723    15.58 - 17.12     28,860       0.63         1.29 - 2.59      33.34 -  35.12
     2008         2,004    11.68 - 12.67     24,922       0.29         1.29 - 2.59     -39.61 - -38.80

     Oppenheimer Small- & Mid-Cap Growth (SS)
     2012           524    14.28 - 16.17      8,181       0.00         1.29 - 2.49      13.27 -  14.66
     2011           626    12.61 - 14.10      8,556       0.00         1.29 - 2.49      -1.67 -  -0.46
     2010           752    12.82 - 14.16     10,365       0.00         1.29 - 2.49      24.00 -  25.52
     2009           914    10.34 - 11.28     10,067       0.00         1.29 - 2.49      28.97 -  30.55
     2008         1,041     8.02 -  8.64      8,817       0.00         1.29 - 2.49     -50.48 - -49.87

Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account:
     Foreign Bond (US Dollar-Hedged)
     2012            <1    16.07 - 16.07          2       2.26         1.50 - 1.50       9.18 -   9.18
     2011            <1    14.72 - 14.72          1       2.09         1.50 - 1.50       5.17 -   5.17
     2010            <1    14.00 - 14.00          1       1.79         1.50 - 1.50       6.87 -   6.87
     2009            <1    13.10 - 13.10          2       3.25         1.50 - 1.50      13.90 -  13.90
     2008            <1    11.50 - 11.50          2       3.76         1.50 - 1.50      -3.85 -  -3.85

     Money Market
     2012             2    10.11 - 10.11         21       0.06         1.50 - 1.50      -1.44 -  -1.44
     2011             2    10.25 - 10.25         21       0.06         1.50 - 1.50      -1.44 -  -1.44
     2010             2    10.40 - 10.40         22       0.05         1.50 - 1.50      -1.45 -  -1.45
     2009             2    10.56 - 10.56         24       0.11         1.50 - 1.50      -1.39 -  -1.39
     2008             2    10.71 - 10.71         23       2.32         1.50 - 1.50       0.72 -   0.72

     PIMCO Total Return
     2012            <1    17.24 - 17.24          1       2.57         1.50 - 1.50       7.94 -   7.94
     2011            <1    15.97 - 15.97          1       2.72         1.50 - 1.50       2.06 -   2.06
     2010            <1    15.65 - 15.65          1       2.32         1.50 - 1.50       6.50 -   6.50
     2009            <1    14.70 - 14.70          1       2.60         1.50 - 1.50      12.36 -  12.36
     2008            <1    13.08 - 13.08          3       3.14         1.50 - 1.50       3.25 -   3.25

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
              ----------------------------------- ------------------------------------------------
                       ACCUMULATION                                  EXPENSE            TOTAL
              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account (continued):
     PIMCO VIT Commodity RealReturn Strategy (Advisor Shares)
     2012       421   $ 9.63 - 10.41    $ 4,286        2.41%       1.29 - 2.44%     2.55 -    3.76%
     2011       477     9.39 - 10.03      4,691       14.63        1.29 - 2.44      -9.79 -  -8.73
     2010       520    10.40 - 10.99      5,621       13.62        1.29 - 2.44      21.22 -  22.65
     2009       447     8.58 -  8.96      3,952        5.99        1.29 - 2.44      38.16 -  39.79
     2008       318     6.21 -  6.41      2,015        6.55        1.29 - 2.44     -45.23 - -44.58

     PIMCO VIT Emerging Markets Bond (Advisor Shares)
     2012       127    15.14 - 16.38      2,020        4.99        1.29 - 2.44      14.87 -  16.23
     2011       144    13.18 - 14.09      1,989        4.43        1.29 - 2.44       3.63 -   4.85
     2010       188    12.72 - 13.44      2,484        4.43        1.29 - 2.44       9.32 -  10.61
     2009       122    11.64 - 12.15      1,468        5.78        1.29 - 2.44      27.28 -  28.78
     2008        90     9.14 -  9.43        840        8.08        1.29 - 2.44     -16.75 - -15.77

     PIMCO VIT RealReturn (Advisor Shares)
     2012       546    13.66 - 14.92      7,959        1.01        1.29 - 2.59       5.82 -   7.24
     2011       581    12.91 - 13.91      7,910        2.00        1.29 - 2.59       8.68 -  10.13
     2010       723    11.96 - 12.63      8,968        1.42        1.29 - 2.44       5.37 -   6.61
     2009       832    11.35 - 11.85      9,721        2.84        1.29 - 2.44      15.39 -  16.75
     2008       814     9.84 - 10.15      8,164        4.52        1.29 - 2.44      -9.40 -  -8.33

     PIMCO VIT Total Return (Advisor Shares)
     2012     1,583    13.88 - 15.16     23,459        2.51        1.29 - 2.59       6.65 -   8.08
     2011     1,912    13.01 - 14.03     26,297        2.45        1.29 - 2.59       0.83 -   2.18
     2010     2,369    12.91 - 13.73     31,973        2.38        1.29 - 2.59       5.21 -   6.62
     2009     2,629    12.27 - 12.88     33,411        5.11        1.29 - 2.59      11.01 -  12.49
     2008     2,039    11.10 - 11.45     23,112        4.90        1.29 - 2.44       2.16 -   3.36

Investments in the
  Profunds VP
   Sub-Accounts
     ProFund VP Financials
     2012        <1     6.82 -  6.82          4        0.11        1.50 - 1.50      22.88 -  22.88
     2011        <1     5.55 -  5.55          3        0.00        1.50 - 1.50     -15.11 - -15.11
     2010        <1     6.54 -  6.54          1        0.00        1.50 - 1.50     -34.64 -   9.29
     2009       -       6.03 - 12.81          -        0.00        1.00 - 2.90      13.87 -  28.14

     ProFund VP Health Care
     2012        <1    12.50 - 12.50          3        0.37        1.50 - 1.50      15.66 -  15.66
     2011        <1    10.80 - 10.80          3        0.40        1.50 - 1.50       8.49 -   8.49
     2010        <1     9.96 -  9.96          0        0.00        1.50 - 1.50       1.32 -   1.32
     2009         0     9.83 -  9.83          0        0.00        1.50 - 1.50      17.79 -  17.79

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
   Sub-Accounts (continued):
     ProFund VP Mid-Cap Value
     2012             <1   $10.76 - 10.76    $     5        0.15%       1.50 - 1.50%     14.84 -  14.84%
     2011             <1     9.37 -  9.37          4        0.17        1.50 - 1.50      -5.34 -  -5.34
     2010             <1     9.90 -  9.90          4        0.30        1.50 - 1.50      18.67 -  18.67
     2009             <1     8.34 -  8.34          4        1.97        1.50 - 1.50      28.94 -  28.94

     ProFund VP Telecommunications
     2012             <1    10.10 - 10.10          3        3.90        1.50 - 1.50      14.79 -  14.79
     2011             <1     8.80 -  8.80          3        4.20        1.50 - 1.50       0.36 -   0.36
     2010             <1     8.77 -  8.77          1        5.13        1.50 - 1.50      13.97 -  13.97
     2009              0     7.69 -  7.69          0        9.52        1.50 - 1.50       5.73 -   5.73

     ProFund VP Utilities
     2012              2     9.40 -  9.40         18        1.36        1.50 - 1.50      -1.34 -  -1.34
     2011              5     9.52 -  9.52         50        2.47        1.50 - 1.50      15.77 -  15.77
     2010              5     8.23 -  8.23         44        3.05        1.50 - 1.50       4.38 -   4.38
     2009              4     7.88 -  7.88         29        6.68        1.50 - 1.50       9.10 -   9.10

Investments in the
  Putnam Variable Trust
   Sub-Accounts:
     VT American Government Income
     2012          1,586    15.77 - 19.29     26,870        2.59        0.80 - 2.15      -0.34 -   1.04
     2011          1,896    15.82 - 19.09     32,176        3.81        0.80 - 2.15       4.51 -   5.94
     2010          2,370    15.14 - 18.02     37,973        7.87        0.80 - 2.15       2.90 -   4.32
     2009          2,804    14.71 - 17.28     43,436        4.22        0.80 - 2.15      18.40 -  20.03
     2008          3,186    12.43 - 14.39     41,621        4.82        0.80 - 2.15      -1.86 -  -0.50

     VT Capital Opportunities
     2012            219    19.10 - 21.48      4,443        0.40        0.80 - 2.00      13.45 -  13.57
     2011            264    16.82 - 18.94      4,748        0.14        0.80 - 2.15      -8.12 -  -6.86
     2010            301    18.30 - 20.33      5,847        0.23        0.80 - 2.15      26.75 -  28.50
     2009            290    14.44 - 15.82      4,415        0.54        0.80 - 2.15      42.49 -  44.46
     2008            289    10.13 - 10.95      3,065        0.45        0.80 - 2.15     -36.58 - -35.70

     VT Diversified Income
     2012          1,758    16.39 - 19.65     31,046        5.75        0.80 - 2.15       9.12 -  10.63
     2011          2,041    15.02 - 17.76     32,796       10.06        0.80 - 2.15      -5.24 -  -3.94
     2010          2,431    15.85 - 18.49     40,914       14.58        0.80 - 2.15      10.25 -  11.77
     2009          3,023    14.38 - 16.54     45,809        7.06        0.80 - 2.15      52.02 -  54.11
     2008          3,545     9.46 - 10.73     35,080        6.81        0.80 - 2.15     -32.30 - -31.37

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
              ----------------------------------- ------------------------------------------------
                       ACCUMULATION                                  EXPENSE            TOTAL
              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Equity Income
     2012     4,565   $ 9.74 - 19.55    $ 76,738      2.38%        0.80 - 2.59%     16.21 -  18.35%
     2011     5,590     8.38 - 16.52      80,063      1.87         0.80 - 2.59     -35.70 -   1.11
     2010     6,698     8.44 - 16.33      95,741      1.92         0.80 - 2.59     -28.97 -  11.71
     2009     7,991     7.70 - 14.62     103,261      1.70         0.80 - 2.59      26.43 -  33.92
     2008     1,857    10.70 - 11.57      20,816      2.05         0.80 - 2.15     -32.62 - -31.69

     VT George Putnam Balanced
     2012     5,104    11.36 - 12.57      60,167      2.00         0.80 - 2.69       9.50 -  11.63
     2011     5,948    10.37 - 11.26      63,363      2.17         0.80 - 2.69       0.01 -   1.95
     2010     7,236    10.37 - 11.05      76,076      5.12         0.80 - 2.69       7.85 -   9.94
     2009     8,496     9.62 - 10.05      81,676      4.47         0.80 - 2.69      22.25 -  24.62
     2008     9,817     7.87 -  8.06      76,072      5.00         0.80 - 2.69     -42.32 - -41.20

     VT Global Asset Allocation
     2012     1,667    14.20 - 15.52      24,354      0.77         0.80 - 2.59      11.23 -  13.28
     2011     2,013    12.53 - 13.95      26,313      4.63         0.80 - 2.59      -2.99 -  -1.21
     2010     2,438    12.69 - 14.38      32,764      5.64         0.80 - 2.59      11.72 -  13.77
     2009     2,788    11.15 - 12.87      32,863      5.58         0.80 - 2.59      31.71 -  34.12
     2008     3,028     8.31 -  9.77      26,810      3.98         0.80 - 2.59     -35.05 - -33.86

     VT Global Equity
     2012     1,893     6.00 -  8.95      16,629      1.69         0.80 - 2.15      17.59 -  19.22
     2011     2,226     5.10 -  7.51      16,534      2.10         0.80 - 2.15      -6.99 -  -5.71
     2010     2,785     5.49 -  7.96      21,878      2.20         0.80 - 2.15       7.48 -   8.96
     2009     3,494     5.10 -  7.31      25,105      0.00         0.80 - 2.15      27.18 -  28.93
     2008     4,024     4.01 -  5.67      22,593      2.58         0.80 - 2.15     -46.52 - -45.79

     VT Global Health Care
     2012     1,678    14.33 - 16.14      24,419      1.35         0.80 - 2.49      19.22 -  21.29
     2011     1,982    12.02 - 13.31      23,902      0.87         0.80 - 2.49      -3.63 -  -1.97
     2010     2,434    12.47 - 13.58      30,167      1.95         0.80 - 2.49      -0.08 -   1.65
     2009     2,932    12.48 - 13.36      35,955      0.00         0.80 - 2.49      22.87 -  24.99
     2008     3,362    10.16 - 10.69      33,195      0.00         0.80 - 2.49     -19.14 - -17.74

     VT Global Utilities
     2012     1,040    11.37 - 16.54      12,146      3.81         0.80 - 2.69      2.21 -    4.20
     2011     1,245    10.91 - 16.18      14,107      3.65         0.80 - 2.69      -7.95 -  -6.16
     2010     1,528    11.63 - 17.58      18,568      4.00         0.80 - 2.69     -0.90 -    1.02
     2009     1,865    11.51 - 17.74      22,486      3.78         0.80 - 2.69      4.47 -    6.50
     2008     2,221    10.81 - 16.98      25,182      2.33         0.80 - 2.69     -32.36 - -31.05

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
              ----------------------------------- ------------------------------------------------
                       ACCUMULATION                                  EXPENSE            TOTAL
              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Growth and Income
     2012     12,240  $12.97 - 13.77    $139,367       1.79%       0.70 - 2.69%     15.93 -  18.30%
     2011     14,617   10.96 - 11.88     141,861       1.30        0.70 - 2.69      -7.20 -  -5.31
     2010     17,810   11.58 - 12.80     184,255       1.54        0.70 - 2.69      11.30 -  13.58
     2009     21,905   10.19 - 11.50     200,607       2.59        0.70 - 2.69      26.32 -  28.91
     2008     25,667    7.91 -  9.11     183,219       2.19        0.70 - 2.69     -40.35 - -39.12

     VT Growth Opportunities
     2012      1,847    4.70 -  5.62       9,608       0.09        0.80 - 2.15      15.03 -  16.62
     2011      2,117    4.09 -  4.82       9,501       0.17        0.80 - 2.15      -6.18 -  -4.89
     2010      2,306    4.36 -  5.07      10,973       0.21        0.80 - 2.15      14.79 -  16.38
     2009      2,856    3.80 -  4.35      11,750       0.75        0.80 - 2.15      37.83 -  39.73
     2008      2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18

     VT High Yield
     2012      2,136   20.22 - 21.56      44,425       7.81        0.80 - 2.59      13.00 -  15.08
     2011      2,500   17.89 - 18.73      45,504       8.21        0.80 - 2.59     -0.87 -    0.94
     2010      3,100   18.05 - 18.56      56,454       7.51        0.80 - 2.59      11.09 -  13.13
     2009      3,703   16.25 - 16.40      59,793      10.29        0.80 - 2.59      46.30 -  48.98
     2008      4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66

     VT Income
     2012      5,874   13.77 - 19.56      95,918       5.15        0.80 - 2.54       7.92 -   9.86
     2011      6,875   12.76 - 17.81     102,954       9.15        0.80 - 2.54       2.34 -   4.16
     2010      8,791   12.47 - 17.10     127,121      11.26        0.80 - 2.54       7.08 -   8.99
     2009     10,248   11.64 - 15.69     137,453       5.87        0.80 - 2.54      42.93 -  45.48
     2008     12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53

     VT International Equity
     2012      7,707   10.23 - 13.95      92,599       2.26        0.70 - 2.59      18.75 -  21.06
     2011      9,304    8.45 - 11.74      93,329       3.43        0.70 - 2.59     -23.28 - -17.51
     2010     10,864   10.25 - 14.51     132,418       3.50        0.70 - 2.59       1.61 -   9.26
     2009     13,331    9.38 - 13.54     149,649       0.00        0.70 - 2.59      21.40 -  23.76
     2008     15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34

     VT International Growth
     2012      1,306    7.12 - 11.20      14,073       1.48        0.80 - 2.15      18.40 -  20.04
     2011      1,545    6.02 -  9.33      14,000       2.52        0.80 - 2.15     -19.66 - -18.55
     2010      1,737    7.49 - 11.45      19,448       2.77        0.80 - 2.15       9.79 -  11.31
     2009      2,263    6.82 - 10.29      22,562       1.37        0.80 - 2.15      35.39 -  37.26
     2008      2,503    5.04 -  7.50      18,319       1.57        0.80 - 2.15     -43.72 - -42.94

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
              ----------------------------------- ------------------------------------------------
                       ACCUMULATION                                  EXPENSE            TOTAL
              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT International Value
     2012      1,238  $10.42 - 13.08    $ 15,369      3.14%        0.80 - 2.15%     19.08 -  20.73%
     2011      1,543    8.75 - 10.83      15,943      2.74         0.80 - 2.15     -15.63 - -14.47
     2010      1,943   10.37 - 12.66      23,612      3.26         0.80 - 2.15      4.82 -    6.27
     2009      2,451    9.90 - 11.92      28,222      0.00         0.80 - 2.15      23.48 -  25.18
     2008      2,829    8.02 -  9.52      26,205      1.95         0.80 - 2.15     -47.18 - -46.45

     VT Investors
     2012      5,775    8.64 - 13.50      51,364      1.37         0.80 - 2.44      13.97 -  15.89
     2011      6,981    7.46 - 11.84      53,722      1.15         0.80 - 2.44     -8.52 -   -0.76
     2010      8,264    7.51 - 12.13      64,481      1.24         0.80 - 2.44       4.16 -  13.01
     2009     10,361    6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78
     2008     10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03

     VT Money Market
     2012      8,055    8.95 - 11.77      81,873      0.01         0.80 - 2.59      -2.59 -  -0.79
     2011      8,989    9.19 - 11.86      92,775      0.01         0.80 - 2.59      -2.57 -  -0.79
     2010     10,950    9.43 - 11.96     114,784      0.04         0.80 - 2.59      -2.55 -  -0.76
     2009     13,389    9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59
     2008     14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75

     VT Multi-Cap Growth
     2012      8,569    8.60 - 15.62      74,102      0.25         0.80 - 2.69      13.61 -  15.82
     2011     10,185    7.42 - 13.74      76,544      0.27         0.80 - 2.69      -7.63 -  -5.84
     2010     12,642    7.88 - 14.88     101,745      0.25         0.80 - 2.69      16.34 -  18.60
     2009      8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08
     2008      8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24

     VT Multi-Cap Value
     2012        348   17.54 - 19.73       6,488      0.40         0.80 - 2.00      13.93 -  15.32
     2011        382   15.40 - 17.11       6,220      0.28         0.80 - 2.00      -7.01 -  -5.88
     2010        471   16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58 -  23.07
     2009        564   13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89
     2008        686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29

     VT Research
     2012      2,279   10.78 - 14.68      24,258      1.08         0.80 - 2.34      15.15 -  16.97
     2011      2,810    9.22 - 12.75      25,746      0.83         0.80 - 2.34      -4.04 -  -2.53
     2010      3,483    9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66 -  15.45
     2009      4,329    8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12
     2008      5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                          AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                -------------------------------------- ------------------------------------------------
                           ACCUMULATION                                   EXPENSE            TOTAL
                UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Small Cap Value
     2012        2,165    $13.85 - 15.93     $ 41,992      0.47%        0.70 - 2.30%     14.81 -  16.67%
     2011        2,623     12.06 - 13.65       43,849      0.51         0.70 - 2.30      -6.89 -  -5.39
     2010        3,255     12.95 - 14.43       57,624      0.30         0.70 - 2.30      23.12 -  25.11
     2009        3,821     10.52 - 11.54       55,216      1.61         0.70 - 2.30      28.54 -  30.62
     2008        4,401      8.18 -  8.83       49,462      1.51         0.70 - 2.30     -40.74 - -39.78

     VT Voyager
     2012       10,008     10.02 - 13.88      101,747      0.36         0.80 - 2.69      11.15 -  40.64
     2011       11,845      7.12 - 12.48      107,441      0.00         0.70 - 2.69     -20.06 - -18.42
     2010       13,951      8.73 - 15.62      156,358      1.28         0.70 - 2.69      17.55 -  19.96
     2009       17,282      7.28 - 13.28      161,418      0.81         0.70 - 2.69      59.49 -  62.75
     2008       19,903      4.47 -  8.33      115,942      0.00         0.70 - 2.69     -38.73 - -37.47

Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Core Plus Fixed Income
     2012           64     13.83 - 14.67          910      4.84         1.35 - 1.85       7.41 -   7.96
     2011           74     12.87 - 13.59          994      3.62         1.35 - 1.85       3.70 -   4.23
     2010           75     12.41 - 13.04          967      6.74         1.35 - 1.85       5.16 -   5.70
     2009          102     11.81 - 12.34        1,237      8.60         1.35 - 1.85       7.62 -   8.16
     2008           88     10.97 - 12.98          993      4.32         1.15 - 1.85     -11.87 - -11.23

     Van Kampen UIF Emerging Markets Equity
     2012        1,377     19.77 - 28.46       28,583      0.00         0.70 - 2.20      17.34 -  19.11
     2011        1,607     16.60 - 24.25       28,314      0.40         0.70 - 2.20     -20.00 - -18.79
     2010        1,868     20.44 - 30.31       41,174      0.58         0.70 - 2.20      16.44 -  18.19
     2009        1,949     17.30 - 26.03       36,845      0.00         0.70 - 2.20      66.15 -  68.66
     2008        1,971     10.25 - 15.67       22,242      0.00         0.70 - 2.20     -57.57 - -56.93

     Van Kampen UIF Global Tactical Asset Allocation Portfolio
     2012        1,140     11.68 - 13.12       12,307      2.13         0.70 - 2.20      11.36 -  13.05
     2011        1,320     10.33 - 11.78       12,723      1.31         0.70 - 2.20      -4.35 -   3.02
     2010        1,623     10.80 - 12.50       16,486      2.90         0.70 - 2.20       3.39 -   4.95
     2009        1,980     10.29 - 12.09       19,324      2.82         0.70 - 2.20      29.65 -  31.61
     2008        2,242      7.82 -  9.33       16,897      3.22         0.70 - 2.20     -45.83 - -45.01

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                          AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                -------------------------------------- ------------------------------------------------
                           ACCUMULATION                                   EXPENSE            TOTAL
                UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts (continued):
     Van Kampen UIF Growth
     2012       1,901     $11.49 - 14.49     $23,350       0.00%        0.70 - 2.69%     11.29 -  13.58%
     2011       2,255      10.11 - 13.02      24,622       0.11         0.70 - 2.69      -5.41 -  -3.48
     2010       2,712      10.48 - 13.77      30,980       0.12         0.70 - 2.69      19.56 -  22.00
     2009       3,168       8.59 - 11.51      30,116       0.00         0.70 - 2.69      61.10 -  64.40
     2008       3,844       5.22 -  7.15      22,578       0.20         0.70 - 2.69     -50.56 - -49.54

     Van Kampen UIF Mid Cap Growth
     2012         820      18.31 - 20.89      15,471       0.00         0.70 - 2.30       6.21 -   7.93
     2011       1,019      17.24 - 19.36      17,983       0.34         0.70 - 2.30      -9.23 -  -7.77
     2010       1,218      18.99 - 20.99      23,536       0.00         0.70 - 2.30      29.31 -  31.39
     2009       1,424      14.68 - 15.97      21,180       0.00         0.70 - 2.30      54.08 -  56.56
     2008       1,674       9.53 - 10.20      16,010       0.81         0.70 - 2.30     -47.98 - -47.14

     Van Kampen UIF U.S. Real Estate
     2012         682      22.80 - 40.93      21,401       0.87         0.70 - 2.30      13.20 -  15.03
     2011         793      20.14 - 35.59      21,863       0.84         0.70 - 2.30       3.52 -   5.18
     2010         972      19.46 - 33.83      25,796       2.18         0.70 - 2.30      27.01 -  29.06
     2009       1,134      15.32 - 26.22      23,487       2.84         0.70 - 2.30      25.43 -  27.46
     2008       1,251      12.21 - 20.57      20,588       3.57         0.70 - 2.30     -39.31 - -38.33

Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
     Van Kampen UIF Emerging Markets Debt (Class II)
     2012         605      22.42 - 24.17      15,434       2.78         1.29 - 2.59      25.47 -  31.31
     2011         782      19.26 - 21.05      17,195       3.46         1.29 - 2.59       4.12 -   5.51
     2010       1,023      18.26 - 20.22      21,338       4.20         1.29 - 2.59     -12.16 -   6.90
     2009       1,148      16.86 - 18.91      22,075       7.70         1.29 - 2.59      26.74 -  28.43
     2008       1,264      14.92 - 16.19      18,942       7.44         1.29 - 2.59     -17.18 - -16.08

     Van Kampen UIF Emerging Markets Equity (Class II)
     2012         338      31.73 - 36.07      11,766       0.00         1.29 - 2.59      16.73 -  18.29
     2011         422      27.18 - 30.49      12,492       0.36         1.29 - 2.59     -20.35 - -19.29
     2010         511      34.13 - 37.78      18,755       0.56         1.29 - 2.59      15.87 -  17.41
     2009         593      29.46 - 32.18      18,635       0.00         1.29 - 2.59      65.71 -  67.92
     2008         654      17.78 - 19.16      12,286       0.00         1.29 - 2.59     -57.87 - -57.30

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
              ----------------------------------- ------------------------------------------------
                       ACCUMULATION                                  EXPENSE            TOTAL
              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts (continued):
     Van Kampen UIF Global Franchise (Class II)
     2012     2,389   $19.84 - 21.38    $51,202       2.25%        1.29 - 2.59%     12.59 -  14.10%
     2011     2,988    17.38 - 18.99     56,372       3.31         1.29 - 2.59       7.65 -  28.99
     2010     3,715    16.15 - 17.87     65,406       0.54         1.29 - 2.59      11.10 -  12.58
     2009     4,693    14.35 - 16.09     74,017       7.63         1.29 - 2.59      26.21 -  27.89
     2008     5,440    12.75 - 13.74     67,172       1.73         1.29 - 2.59     -30.78 - -29.86

     Van Kampen UIF Growth (Class II)
     2012       394    16.04 - 16.29      6,732       0.00         1.29 - 2.59      11.09 -  12.58
     2011       509    14.25 - 14.67      7,708       0.00         1.29 - 2.59      -4.29 -   7.62
     2010       633    14.89 - 15.53     10,101       0.00         1.29 - 2.59      19.44 -  21.03
     2009       756    12.30 - 13.00     10,008       0.00         1.29 - 2.59      60.87 -  63.02
     2008       921     8.08 -  8.71      7,452       0.00         1.29 - 2.59     -50.66 - -50.00

     Van Kampen UIF Mid Cap Growth (Class II)
     2012     1,394    12.46 - 21.82     23,493       0.00         1.29 - 2.59       5.67 -   7.09
     2011     1,641    11.63 - 20.65     26,252       0.25         1.29 - 2.59      -8.37 -  73.05
     2010     2,000    12.70 - 22.84     35,651       0.00         1.29 - 2.59      28.85 -  30.56
     2009     2,520     9.72 - 17.72     34,343       0.00         1.29 - 2.59      53.29 -  55.34
     2008     3,170    11.56 - 12.46     27,843       0.70         1.29 - 2.59     -48.20 - -47.50

     Van Kampen UIF Small Company Growth (Class II)
     2012       474    19.08 - 21.69      9,880       0.00         1.29 - 2.59      11.73 -  13.22
     2011       601    17.08 - 19.16     11,112       4.01         1.29 - 2.59     -11.08 -  -9.89
     2010       752    19.20 - 21.26     15,510       0.00         1.29 - 2.59      23.28 -  24.93
     2009       886    15.58 - 17.02     14,682       0.00         1.29 - 2.59      42.85 -  44.75
     2008     1,011    10.90 - 11.76     11,622       0.00         1.29 - 2.59     -41.98 - -41.21

     Van Kampen UIF U.S. Real Estate (Class II)
     2012     1,553    25.88 - 25.92     42,444       0.60         1.29 - 2.59      12.79 -  13.95
     2011     1,894    22.71 - 22.98     45,526       0.54         1.29 - 2.59      -8.67 -   2.93
     2010     2,367    21.78 - 22.14     54,626       1.97         1.29 - 2.69      26.05 -  27.86
     2009     2,830    17.03 - 17.56     51,314       2.71         1.29 - 2.69      25.03 -  26.84
     2008     3,317    14.05 - 15.33     47,539       2.88         1.29 - 2.69     -39.73 - -38.86

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                              YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                               ----------------------
                                                                                               2012    2011    2010
                                                                                              ------  ------  ------
REVENUES
   Premiums (net of reinsurance ceded of $402, $447 and $485)                                 $  593  $  624  $  592
   Contract charges (net of reinsurance ceded of $252, $283 and $291)                          1,029   1,008     991
   Net investment income                                                                       2,597   2,637   2,760
   Realized capital gains and losses:
       Total other-than-temporary impairment losses                                              (60)   (279)   (591)
       Portion of loss recognized in other comprehensive income                                   (8)    (14)    (45)
                                                                                              ------  ------  ------
          Net other-than-temporary impairment losses recognized in earnings                      (68)   (293)   (636)
       Sales and other realized capital gains and losses                                          52     683     123
                                                                                              ------  ------  ------
          Total realized capital gains and losses                                                (16)    390    (513)
                                                                                              ------  ------  ------
                                                                                               4,203   4,659   3,830
                                                                                              ------  ------  ------
COSTS AND EXPENSES
   Contract benefits (net of reinsurance ceded of $644, $631 and $673)                         1,521   1,502   1,496
   Interest credited to contractholder funds (net of reinsurance ceded of $28, $27 and $32)    1,289   1,608   1,764
   Amortization of deferred policy acquisition costs                                             324     430     220
   Operating costs and expenses                                                                  437     394     408
   Restructuring and related charges                                                              --       1      (3)
   Interest expense                                                                               45      45      44
                                                                                              ------  ------  ------
                                                                                               3,616   3,980   3,929
                                                                                              ------  ------  ------
Gain on disposition of operations                                                                 18      15      14
                                                                                              ------  ------  ------
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)                                605     694     (85)
Income tax expense (benefit)                                                                     179     225     (45)
                                                                                              ------  ------  ------
NET INCOME (LOSS)                                                                                426     469     (40)
                                                                                              ------  ------  ------
OTHER COMPREHENSIVE INCOME, AFTER-TAX
   Change in unrealized net capital gains and losses                                             821     275   1,408
   Change in unrealized foreign currency translation adjustments                                  --      (1)     --
                                                                                              ------  ------  ------
       OTHER COMPREHENSIVE INCOME, AFTER-TAX                                                     821     274   1,408
                                                                                              ------  ------  ------
COMPREHENSIVE INCOME                                                                          $1,247  $  743  $1,368
                                                                                              ======  ======  ======


                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                                   DECEMBER 31,
($ IN MILLIONS, EXCEPT PAR VALUE DATA)                                                           ----------------
                                                                                                   2012     2011
                                                                                                 -------  -------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $41,194 and $43,481)                   $44,876  $45,428
   Mortgage loans                                                                                  5,943    6,546
   Equity securities, at fair value (cost $310 and $143)                                             345      179
   Limited partnership interests                                                                   1,924    1,612
   Short-term, at fair value (amortized cost $875 and $593)                                          875      593
   Policy loans                                                                                      836      833
   Other                                                                                           1,067    1,086
                                                                                                 -------  -------
       Total investments                                                                          55,866   56,277
Cash                                                                                                 341      310
Deferred policy acquisition costs                                                                  1,834    2,165
Reinsurance recoverables                                                                           4,570    4,457
Accrued investment income                                                                            489      520
Other assets                                                                                         401      406
Separate Accounts                                                                                  6,610    6,984
                                                                                                 -------  -------
          TOTAL ASSETS                                                                           $70,111  $71,119
                                                                                                 =======  =======
LIABILITIES
Contractholder funds                                                                             $38,634  $41,669
Reserve for life-contingent contract benefits                                                     14,117   13,666
Unearned premiums                                                                                     20       23
Payable to affiliates, net                                                                           111       97
Other liabilities and accrued expenses                                                             1,286    1,092
Deferred income taxes                                                                              1,524      821
Notes due to related parties                                                                         496      700
Separate Accounts                                                                                  6,610    6,984
                                                                                                 -------  -------
          TOTAL LIABILITIES                                                                       62,798   65,052
                                                                                                 -------  -------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)
SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued       --       --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued       --       --
Common stock, $227 par value, 23,800 shares authorized and outstanding                                 5        5
Additional capital paid-in                                                                         3,190    3,190
Retained income                                                                                    2,485    2,060
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital losses on fixed income securities with OTTI                             (5)    (103)
       Other unrealized net capital gains and losses                                               2,405    1,380
       Unrealized adjustment to DAC, DSI and insurance reserves                                     (766)    (464)
                                                                                                 -------  -------
          Total unrealized net capital gains and losses                                            1,634      813
       Unrealized foreign currency translation adjustments                                            (1)      (1)
                                                                                                 -------  -------
          Total accumulated other comprehensive income                                             1,633      812
                                                                                                 -------  -------
          TOTAL SHAREHOLDER'S EQUITY                                                               7,313    6,067
                                                                                                 -------  -------
          TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                             $70,111  $71,119
                                                                                                 =======  =======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                               YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                ----------------------
                                                                2012    2011    2010
                                                               ------  ------  ------
COMMON STOCK                                                   $    5  $    5  $    5
                                                               ------  ------  ------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                      3,190   3,189   3,189
Gain on purchase of investments from affiliate                     --       1      --
                                                               ------  ------  ------
Balance, end of year                                            3,190   3,190   3,189
                                                               ------  ------  ------
RETAINED INCOME
Balance, beginning of year                                      2,060   1,587   1,655
Net income (loss)                                                 426     469     (40)
Loss on reinsurance agreement with an affiliate                    (1)     --      --
Forgiveness of payable due to parent                               --       4      --
Cumulative effect of change in accounting principle                --      --     (28)
                                                               ------  ------  ------
Balance, end of year                                            2,485   2,060   1,587
                                                               ------  ------  ------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                        812     538    (889)
Change in unrealized net capital gains and losses                 821     275   1,408
Change in unrealized foreign currency translation adjustments      --      (1)     --
Cumulative effect of change in accounting principle                --      --      19
                                                               ------  ------  ------
Balance, end of year                                            1,633     812     538
                                                               ------  ------  ------
TOTAL SHAREHOLDER'S EQUITY                                     $7,313  $6,067  $5,319
                                                               ======  ======  ======

                See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                            YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                                           ---------------------------
                                                                                            2012     2011      2010
                                                                                          -------  --------  --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                         $   426  $    469  $    (40)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Amortization and other non-cash items                                                      (25)      (61)     (144)
   Realized capital gains and losses                                                           16      (390)      513
   Gain on disposition of operations                                                          (18)      (15)      (14)
   Interest credited to contractholder funds                                                1,289     1,608     1,764
   Changes in:
       Policy benefits and other insurance reserves                                          (656)     (568)     (343)
       Unearned premiums                                                                       (3)       (4)       (3)
       Deferred policy acquisition costs                                                       62       189       (84)
       Reinsurance recoverables, net                                                         (157)     (259)     (365)
       Income taxes                                                                           248       164       594
       Other operating assets and liabilities                                                 (35)      (46)       74
                                                                                          -------  --------  --------
          Net cash provided by operating activities                                         1,147     1,087     1,952
                                                                                          -------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                                  6,674    11,490    10,666
   Equity securities                                                                           22        70        92
   Limited partnership interests                                                              201       175       110
   Mortgage loans                                                                              15        97       112
   Other investments                                                                          111       153        82
Investment collections
   Fixed income securities                                                                  3,077     3,072     2,800
   Mortgage loans                                                                           1,022       692     1,051
   Other investments                                                                           84        93       109
Investment purchases
   Fixed income securities                                                                 (7,458)  (10,002)  (11,361)
   Equity securities                                                                         (201)      (14)      (54)
   Limited partnership interests                                                             (507)     (397)     (276)
   Mortgage loans                                                                            (449)     (820)      (98)
   Other investments                                                                         (159)     (340)     (133)
Change in short-term investments, net                                                          16       463       266
Change in policy loans and other investments, net                                              56      (280)     (159)
Disposition of operations                                                                      13        --        --
                                                                                          -------  --------  --------
          Net cash provided by investing activities                                         2,517     4,452     3,207
                                                                                          -------  --------  --------
CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder fund deposits                                                                2,061     1,871     2,343
Contractholder fund withdrawals                                                            (5,490)   (7,218)   (7,525)
Repayment of notes due to related parties                                                    (204)       --        (4)
                                                                                          -------  --------  --------
          Net cash used in financing activities                                            (3,633)   (5,347)   (5,186)
                                                                                          -------  --------  --------
NET INCREASE (DECREASE) IN CASH                                                                31       192       (27)
CASH AT BEGINNING OF YEAR                                                                     310       118       145
                                                                                          -------  --------  --------
CASH AT END OF YEAR                                                                       $   341  $    310  $    118
                                                                                          =======  ========  ========

                See notes to consolidated financial statements.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   To conform to the current year presentation, certain amounts in the prior years' notes to consolidated financial statements have been reclassified.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

   The Company sells life insurance, retirement and investment products and voluntary accident and health insurance. The principal products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate. The institutional products, which the Company most recently offered in 2008, consist of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

                                                          2012   2011   2010
  ($ IN MILLIONS)                                        ------ ------ ------
  PREMIUMS
     Traditional life insurance                          $  449 $  420 $  399
     Immediate annuities with life contingencies             45    106     97
     Accident and health insurance                           99     98     96
                                                         ------ ------ ------
         TOTAL PREMIUMS                                     593    624    592
  CONTRACT CHARGES
     Interest-sensitive life insurance                    1,011    975    952
     Fixed annuities                                         18     33     39
                                                         ------ ------ ------
         TOTAL CONTRACT CHARGES                           1,029  1,008    991
                                                         ------ ------ ------
            TOTAL PREMIUMS AND CONTRACT CHARGES          $1,622 $1,632 $1,583
                                                         ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2012, the top geographic locations for statutory premiums and annuity considerations were California, Texas, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies and exclusive financial specialists, independent master brokerage agencies, workplace enrolling independent agents in New York, directly through call centers and the internet, and through March 22, 2013, specialized structured settlement brokers. Effective March 22, 2013, the Company will no longer offer structured settlement annuities. The Company will continue to service the in-force structured settlement contracts.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

   Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of agent loans, bank loans, notes due from related party and derivatives. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Notes due from related party are carried at outstanding principal balances. Derivatives are carried at fair value.

   Investment income primarily consists of interest, dividends, income from certain derivative transactions, income from cost method limited partnership interests, and, in 2012, income from EMA limited partnership interests. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For other ABS, RMBS and CMBS, the effective yield is recalculated on a retrospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company's share of the overall earnings of the partnerships, and is recognized on a delay due to the availability of the related financial statements. Income recognition on hedge funds is generally on a one month delay and income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and, in 2011 and 2010, income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

SECURITIES LOANED

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments and fixed income securities. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

   Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are persistency, mortality, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $10 million and $13 million as of December 31, 2012 and 2011, respectively. Amortization expense of the present value of future profits was $3 million, $2 million and $1 million in 2012, 2011 and 2010, respectively.

REINSURANCE

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2012 and 2011. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2012 or 2011.

INCOME TAXES

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, DAC, insurance reserves and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

OFF-BALANCE SHEET FINANCIAL INSTRUMENTS

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and
Note 11).

ADOPTED ACCOUNTING STANDARDS

Criteria for Determining Effective Control for Repurchase Agreements

   In April 2011, the Financial Accounting Standards Board ("FASB") issued guidance modifying the assessment criteria of effective control for repurchase agreements. The new guidance removes the criteria requiring an entity to have the ability to repurchase or redeem financial assets on substantially the agreed terms and the collateral maintenance guidance related to that criteria. The guidance is to be applied prospectively to transactions or modifications of existing transactions that occur during reporting periods beginning on or after December 15, 2011. The adoption of this guidance as of January 1, 2012 had no impact on the Company's results of operations or financial position.

Amendments to Fair Value Measurement and Disclosure Requirements

   In May 2011, the FASB issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. The adoption of this guidance as of January 1, 2012 had no impact on the Company's results of operations or financial position.

Presentation of Comprehensive Income

   In June and December 2011, the FASB issued guidance amending the presentation of comprehensive income and its components. Under the new guidance, a reporting entity has the option to present comprehensive income in a single continuous statement or in two separate but consecutive statements. The Company adopted the new guidance in the first quarter of 2012. The new guidance affects presentation only and therefore had no impact on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS

Disclosures about Offsetting Assets and Liabilities

   In December 2011 and January 2013, the FASB issued guidance requiring expanded disclosures, including both gross and net information, for derivatives, repurchase agreements and securities lending transactions that are either offset in the reporting entity's financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The guidance is effective for reporting periods beginning on or after January 1, 2013 and is to be applied retrospectively. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

   In February 2013, the FASB issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2012. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

3. SUPPLEMENTAL CASH FLOW INFORMATION

   Non-cash modifications of certain mortgage loans, fixed income securities, limited partnership interests and other investments, as well as mergers completed with equity securities, totaled $231 million, $486 million and $621 million in 2012, 2011 and 2010, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $543 million, $220 million and $461 million as of December 31, 2012, 2011 and 2010, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $18 million, $43 million and $4 million as of December 31, 2012, 2011 and 2010, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                      2012   2011   2010
      ($ IN MILLIONS)                                -----  -----  -----
      NET CHANGE IN PROCEEDS MANAGED
      Net change in short-term investments           $(298) $ 202  $ 152
                                                     -----  -----  -----
         Operating cash flow (used) provided         $(298) $ 202  $ 152
                                                     =====  =====  =====
      NET CHANGE IN LIABILITIES
      Liabilities for collateral, beginning of year  $(263) $(465) $(617)
      Liabilities for collateral, end of year         (561)  (263)  (465)
                                                     -----  -----  -----
         Operating cash flow provided (used)         $ 298  $(202) $(152)
                                                     =====  =====  =====

   In 2011, a payable associated with the pension benefit obligations due to AIC totaling $4 million was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

4. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $451 million, $399 million and $404 million in 2012, 2011 and 2010, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

   The Company issued $35 million, $56 million and $54 million of structured settlement annuities, a type of immediate annuity, in 2012, 2011 and 2010, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $3 million, $11 million and $11 million relate to structured settlement annuities with life contingencies and are included in premium revenue for 2012, 2011 and 2010, respectively.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.77 billion and $4.79 billion as of December 31, 2012 and 2011, respectively.

BROKER-DEALER AGREEMENT

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $11 million, $15 million and $10 million in 2012, 2011 and 2010, respectively.

REINSURANCE

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 9.

   In September 2012, Lincoln Benefit Life Company, a consolidated subsidiary of ALIC, entered into a coinsurance reinsurance agreement with Lincoln Benefit Reinsurance Company ("LB Re"), an unconsolidated affiliate of the Company, to cede certain interest-sensitive life insurance policies to LB Re. In connection with the agreement, the Company recorded reinsurance recoverables of $2 million and paid $3 million in cash. The $1 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

NOTES DUE TO RELATED PARTIES

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                       2012 2011
               ($ IN MILLIONS)                         ---- ----
               7.00% Note, due 2017, to AHL            $ -- $  1
               5.80% Note, due 2018, to AHL              --    3
               5.75% Note, due 2018, to AIC              10   10
               5.75% Note, due 2018, to AIC               4    4
               6.35% Note, due 2018, to AIC               7    7
               7.00% Surplus Note, due 2028,
                 to AIC /(1)/                           200  400
               6.74% Surplus Note, due 2029,
                 to Kennett /(1)/                        25   25
               5.06% Surplus Note, due 2035,
                 to Kennett /(1)/                       100  100
               6.18% Surplus Note, due 2036,
                 to Kennett /(1)/                       100  100
               5.93% Surplus Note, due 2038,
                 to Kennett /(1)/                        50   50
                                                       ---- ----
                  Total notes due to related parties   $496 $700
                                                       ==== ====

--------
/(1)/No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2012 and 2011.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In each of 2012, 2011 and 2010, the Company recorded net investment income on these notes of $15 million. In each of 2012, 2011 and 2010, the Company incurred $16 million of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In 2012, the Company repaid $200 million of principal on this surplus note. In 2012, 2011 and 2010, the Company incurred interest expense on this surplus note of $27 million, $28 million and $28 million, respectively.

   In March 2010, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AHL, an unconsolidated affiliate of ALIC, RBI purchased from AHL mortgage loans with a fair value of $6 million on the date of sale and issued a 7.00% note due
March 26, 2017 to AHL for the same amount. In 2012, 2011 and 2010, RBI repaid $1 million, $1 million and $4 million, respectively, of principal on this note. In June 2011, RBI purchased from AHL mortgage loans with a fair value of $3 million on the date of sale and issued a 5.80% note due June 17, 2018 to AHL for the same amount. Since the transactions were between affiliates under common control, the mortgage loans were recorded by RBI at AHL's carrying value on the date of sale. The mortgage loans that were purchased were impaired loans; therefore, their carrying value on the date of sale equaled fair value. In 2012, RBI repaid the entire $3 million of principal on this note. In 2012, 2011 and 2010, the Company incurred interest expense on these notes of $31 thousand, $184 thousand and $218 thousand, respectively.

   In March 2011, in accordance with an asset purchase agreement between RBI and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2012 and 2011, the Company incurred interest expense on these notes of $1 million and $745 thousand, respectively.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENTS

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2012 or 2011.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2012 or 2011.

   On December 20, 2010, AHL entered into a Revolving Loan Credit Agreement ("Credit Agreement") with RBI, a consolidated subsidiary of ALIC, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2012 or 2011.

CAPITAL SUPPORT AGREEMENT

   The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2012 and 2011, no capital had been provided by AIC under this agreement. All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

INVESTMENT PURCHASES AND SALES

   In November 2011, Allstate Finance Company, LLC ("AFC"), a consolidated subsidiary of ALIC, paid $176 million in cash to purchase loans issued to exclusive Allstate agents ("agent loans") with a fair value of $175 million on the date of sale and $1 million of accrued investment income from Allstate Bank, an unconsolidated affiliate of ALIC. Since the transaction was between affiliates under common control, the agent loans were recorded by AFC at Allstate Bank's carrying value on the date of sale, which was the outstanding unpaid principal balance, net of valuation allowance and deferred fees, of $176 million and $1 million of accrued investment income. The $1 million difference between the fair value of assets received and Allstate Bank's carrying value was recorded as an increase to additional capital paid-in.

PENSION BENEFIT PLANS

   Effective November 30, 2011, the Corporation became the sponsor of the defined benefit pension plans that cover most full-time employees, certain part-time employees and employee-agents. Prior to November 30, 2011, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $4 million were forgiven which was recorded as an increase to retained income.

5. INVESTMENTS

FAIR VALUES

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                   GROSS UNREALIZED
      ($ IN MILLIONS)                    AMORTIZED --------------    FAIR
                                           COST    GAINS    LOSSES   VALUE
                                         --------- ------  -------  -------
      DECEMBER 31, 2012
      U.S. government and agencies        $ 2,137  $  242  $    --  $ 2,379
      Municipal                             4,153     612      (61)   4,704
      Corporate                            28,748   2,896     (113)  31,531
      Foreign government                    1,017     164       (1)   1,180
      ABS                                   1,921      49     (105)   1,865
      RMBS                                  1,778      82      (69)   1,791
      CMBS                                  1,425      60      (77)   1,408
      Redeemable preferred stock               15       3       --       18
                                          -------  ------  -------  -------
         Total fixed income securities    $41,194  $4,108  $  (426) $44,876
                                          =======  ======  =======  =======

      DECEMBER 31, 2011
      U.S. government and agencies        $ 2,502  $  241  $    --  $ 2,743
      Municipal                             4,380     426     (114)   4,692
      Corporate                            28,496   2,234     (326)  30,404
      Foreign government                      927     142       (1)   1,068
      ABS                                   2,345      44     (281)   2,108
      RMBS                                  2,954      74     (314)   2,714
      CMBS                                  1,862      45     (224)   1,683
      Redeemable preferred stock               15       1       --       16
                                          -------  ------  -------  -------
         Total fixed income securities    $43,481  $3,207  $(1,260) $45,428
                                          =======  ======  =======  =======

SCHEDULED MATURITIES

   The scheduled maturities for fixed income securities are as follows as of December 31, 2012:

                                                   AMORTIZED  FAIR
                                                     COST     VALUE
           ($ IN MILLIONS)                         --------- -------
           Due in one year or less                  $ 2,710  $ 2,746
           Due after one year through five years      8,750    9,412
           Due after five years through ten years    14,906   16,436
           Due after ten years                        9,704   11,218
                                                    -------  -------
                                                     36,070   39,812
           ABS, RMBS and CMBS                         5,124    5,064
                                                    -------  -------
              Total                                 $41,194  $44,876
                                                    =======  =======

   Actual maturities may differ from those scheduled as a result of prepayments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

                                                 2012    2011    2010
         ($ IN MILLIONS)                        ------  ------  ------
         Fixed income securities                $2,084  $2,264  $2,476
         Mortgage loans                            345     345     377
         Equity securities                           9       7       5
         Limited partnership interests /(1)/       159      49      21
         Short-term investments                      2       3       3
         Policy loans                               51      53      54
         Other                                      61      18     (70)
                                                ------  ------  ------
            Investment income, before expense    2,711   2,739   2,866
            Investment expense                    (114)   (102)   (106)
                                                ------  ------  ------
                Net investment income           $2,597  $2,637  $2,760
                                                ======  ======  ======

--------
/(1)/Income from EMA limited partnerships is reported in net investment income in 2012 and realized capital gains and losses in 2011 and 2010.

REALIZED CAPITAL GAINS AND LOSSES

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                                  2012   2011   2010
           ($ IN MILLIONS)                        ----  -----  -----
           Fixed income securities                $(62) $ 539  $(370)
           Mortgage loans                            8    (23)   (71)
           Equity securities                        --     14     36
           Limited partnership interests /(1)/      --     62     17
           Derivatives                              34   (203)  (124)
           Other                                     4      1     (1)
                                                  ----  -----  -----
              Realized capital gains and losses   $(16) $ 390  $(513)
                                                  ====  =====  =====

--------
/(1)/Income from EMA limited partnerships is reported in net investment income in 2012 and realized capital gains and losses in 2011 and 2010.

Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                                       2012   2011   2010
($ IN MILLIONS)                                                        ----  -----  -----
Impairment write-downs                                                 $(51) $(242) $(494)
Change in intent write-downs                                            (17)   (51)  (142)
   Net other-than-temporary impairment losses recognized in earnings    (68)  (293)  (636)
Sales                                                                    17    823    215
Valuation of derivative instruments                                     (16)  (224)   (94)
Settlements of derivative instruments                                    51     22    (31)
EMA limited partnership income                                           --     62     33
                                                                       ----  -----  -----
       Realized capital gains and losses                               $(16) $ 390  $(513)
                                                                       ====  =====  =====

   Gross gains of $225 million, $835 million and $454 million and gross losses of $222 million, $124 million and $343 million were realized on sales of fixed income securities during 2012, 2011 and 2010, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                                    2012                  2011                   2010
($ IN MILLIONS)                             -------------------  ---------------------  ---------------------
                                                  INCLUDED              INCLUDED               INCLUDED
                                            GROSS  IN OCI   NET  GROSS   IN OCI   NET   GROSS   IN OCI   NET
                                            ----- -------- ----  -----  -------- -----  -----  -------- -----
Fixed income securities:
   Municipal                                $ --    $ --   $ --  $ (14)   $ (3)  $ (17) $(101)   $ 17   $ (84)
   Corporate                                 (16)     (2)   (18)   (28)      6     (22)   (51)      1     (50)
   ABS                                        --      --     --     (8)      2      (6)   (13)    (16)    (29)
   RMBS                                      (23)     (9)   (32)  (111)    (20)   (131)  (236)    (20)   (256)
   CMBS                                      (22)      3    (19)   (66)      1     (65)   (93)    (27)   (120)
                                            ----    ----   ----  -----    ----   -----  -----    ----   -----
   Total fixed income securities             (61)     (8)   (69)  (227)    (14)   (241)  (494)    (45)   (539)
Mortgage loans                                 5      --      5    (33)     --     (33)   (71)     --     (71)
Equity securities                             (1)     --     (1)    (5)     --      (5)    --      --      --
Limited partnership interests                 (3)     --     (3)    (3)     --      (3)   (23)     --     (23)
   Other                                      --      --     --    (11)     --     (11)    (3)     --      (3)
                                            ----    ----   ----  -----    ----   -----  -----    ----   -----
   Other-than-temporary impairment losses   $(60)   $ (8)  $(68) $(279)   $(14)  $(293) $(591)   $(45)  $(636)
                                            ====    ====   ====  =====    ====   =====  =====    ====   =====

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $134 million and $90 million as of December 31, 2012 and 2011, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                                    DECEMBER 31, DECEMBER 31,
                                        2012         2011
                   ($ IN MILLIONS)  ------------ ------------
                     Municipal         $  (5)       $  (5)
                     Corporate            (1)          (6)
                     ABS                 (14)         (21)
                     RMBS               (103)        (198)
                     CMBS                (19)         (19)
                                       -----        -----
                       Total           $(142)       $(249)
                                       =====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                                              2012   2011   2010
($ IN MILLIONS)                                                              -----  -----  -----
Beginning balance                                                            $(581) $(701) $(808)
Cumulative effect of change in accounting principle                             --     --     81
Additional credit loss for securities previously other-than-temporarily
  impaired                                                                     (33)   (76)  (221)
Additional credit loss for securities not previously other-than-temporarily
  impaired                                                                     (20)  (114)  (183)
Reduction in credit loss for securities disposed or collected                  288    288    399
Reduction in credit loss for securities the Company has made the decision
  to sell or more likely than not will be required to sell                      --     13     27
Change in credit loss due to accretion of increase in cash flows                 1      9      4
                                                                             -----  -----  -----
Ending balance                                                               $(345) $(581) $(701)
                                                                             =====  =====  =====

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

UNREALIZED NET CAPITAL GAINS AND LOSSES

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                 GROSS UNREALIZED
($ IN MILLIONS)                                          FAIR    ---------------  UNREALIZED NET
                                                         VALUE   GAINS    LOSSES  GAINS (LOSSES)
DECEMBER 31, 2012                                       -------   ------  ------  --------------
Fixed income securities                                 $44,876  $4,108   $(426)     $ 3,682
Equity securities                                           345      36      (1)          35
Short-term investments                                      875      --      --           --
Derivative instruments /(1)/                                (17)      2     (19)         (17)
EMA limited partnerships /(2)/                                                             1
                                                                                     -------
   Unrealized net capital gains and losses, pre-tax                                    3,701
Amounts recognized for:
   Insurance reserves /(3)/                                                             (771)
   DAC and DSI /(4)/                                                                    (408)
                                                                                     -------
       Amounts recognized                                                             (1,179)
   Deferred income taxes                                                                (888)
                                                                                     -------
   Unrealized net capital gains and losses, after-tax                                $ 1,634
                                                                                     =======

--------
/(1)/Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities. /(2)/Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
/(3)/The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                 GROSS UNREALIZED
                                                         FAIR    --------------   UNREALIZED NET
                                                         VALUE   GAINS    LOSSES  GAINS (LOSSES)
DECEMBER 31, 2011                                       -------  ------  -------  --------------
Fixed income securities                                 $45,428  $3,207  $(1,260)     $1,947
Equity securities                                           179      38       (2)         36
Short-term investments                                      593      --       --          --
Derivative instruments /(1)/                                (12)      3      (15)        (12)
EMA limited partnerships                                                                   1
                                                                                      ------
   Unrealized net capital gains and losses, pre-tax                                    1,972
Amounts recognized for:
   Insurance reserves                                                                   (594)
   DAC and DSI                                                                          (120)
                                                                                      ------
       Amounts recognized                                                               (714)
   Deferred income taxes                                                                (445)
                                                                                      ------
   Unrealized net capital gains and losses, after-tax                                 $  813
                                                                                      ======

--------
/(1)/Included in the fair value of derivative instruments are $(5) million classified as assets and $7 million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                          2012    2011    2010
($ IN MILLIONS)                                          ------  ------  ------
Fixed income securities                                  $1,735  $1,219  $2,912
Equity securities                                            (1)    (11)     23
Derivative instruments                                       (5)      5       1
EMA limited partnerships                                     --       1      --
                                                         ------  ------  ------
   Total                                                  1,729   1,214   2,936
Amounts recognized for:
   Insurance reserves                                      (177)   (585)     (9)
   DAC and DSI                                             (288)   (207)   (730)
                                                         ------  ------  ------
       Amounts recognized                                  (465)   (792)   (739)
   Deferred income taxes                                   (443)   (147)   (770)
                                                         ------  ------  ------
   Increase in unrealized net capital gains and losses   $  821  $  275  $1,427
                                                         ======  ======  ======

PORTFOLIO MONITORING

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                          LESS THAN 12 MONTHS          12 MONTHS OR MORE        TOTAL
($ IN MILLIONS)                                       --------------------------  --------------------------  ----------
                                                       NUMBER   FAIR   UNREALIZED  NUMBER   FAIR   UNREALIZED UNREALIZED
                                                      OF ISSUES VALUE    LOSSES   OF ISSUES VALUE    LOSSES     LOSSES
                                                      --------- ------ ---------- --------- ------ ---------- ----------
DECEMBER 31, 2012
Fixed income securities
   U.S. government and agencies                            1    $   15   $  --        --    $   --  $    --    $    --
   Municipal                                              11       101      (7)       50       395      (54)       (61)
   Corporate                                              79     1,086     (27)       66       829      (86)      (113)
   Foreign government                                      2       121      (1)       --        --       --         (1)
   ABS                                                     5        38      --        76       763     (105)      (105)
   RMBS                                                   49        30      --       164       442      (69)       (69)
   CMBS                                                   10        65      --        43       358      (77)       (77)
   Redeemable preferred stock                             --        --      --         1        --       --         --
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     157     1,456     (35)      400     2,787     (391)      (426)
Equity securities                                          3        57      (1)        1        --       --         (1)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income and equity securities          160    $1,513   $ (36)      401    $2,787  $  (391)   $  (427)
                                                         ===    ======   =====       ===    ======  =======    =======
Investment grade fixed income securities                 132    $1,244   $ (29)      262    $1,919  $  (195)   $  (224)
Below investment grade fixed income securities            25       212      (6)      138       868     (196)      (202)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     157    $1,456   $ (35)      400    $2,787  $  (391)   $  (426)
                                                         ===    ======   =====       ===    ======  =======    =======
DECEMBER 31, 2011
Fixed income securities
   Municipal                                               8    $   67   $  (7)       97    $  624  $  (107)   $  (114)
   Corporate                                             226     2,025     (72)      100     1,207     (254)      (326)
   Foreign government                                      7        41      (1)        1         1       --         (1)
   ABS                                                    32       255     (13)      107     1,010     (268)      (281)
   RMBS                                                  140       152      (4)      161       809     (310)      (314)
   CMBS                                                   42       361     (47)       68       488     (177)      (224)
   Redeemable preferred stock                              1        --      --        --        --       --         --
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     456     2,901    (144)      534     4,139   (1,116)    (1,260)
Equity securities                                          3        35      (2)       --        --       --         (2)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income and equity securities          459    $2,936   $(146)      534    $4,139  $(1,116)   $(1,262)
                                                         ===    ======   =====       ===    ======  =======    =======
Investment grade fixed income securities                 351    $2,439   $(111)      328    $2,869  $  (626)   $  (737)
Below investment grade fixed income securities           105       462     (33)      206     1,270     (490)      (523)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     456    $2,901   $(144)      534    $4,139  $(1,116)   $(1,260)
                                                         ===    ======   =====       ===    ======  =======    =======

   As of December 31, 2012, $215 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $215 million, $160 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

   As of December 31, 2012, the remaining $212 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. Investment grade fixed income securities comprising $64 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $212 million, $148 million are related to below investment grade fixed income securities. Of these amounts, $142 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2012. Unrealized losses on below investment grade securities are principally related to ABS, RMBS and CMBS and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase. These wider spreads are largely due to the risk associated with the underlying collateral supporting certain ABS, RMBS and CMBS securities.

   ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2012, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2012, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIPS

   As of December 31, 2012 and 2011, the carrying value of equity method limited partnerships totaled $1.31 billion and $858 million, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. The Company had no write-downs related to equity method limited partnerships in 2012. In both 2011 and 2010, the Company had write-downs related to equity method limited partnerships of $1 million.

   As of December 31, 2012 and 2011, the carrying value for cost method limited partnerships was $617 million and $754 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2012, 2011 and 2010, the Company had write-downs related to cost method limited partnerships of $3 million, $2 million and $22 million, respectively.

MORTGAGE LOANS

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $5.94 billion and $6.55 billion as of December 31, 2012 and 2011, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                                          2012  2011
           (% OF MORTGAGE LOAN PORTFOLIO CARRYING VALUE)  ----  ----
                          California                      24.2% 22.8%
                          Illinois                         7.8   8.9
                          New York                         6.6   6.3
                          New Jersey                       6.5   7.0
                          Texas                            6.0   5.7
                          Pennsylvania                     5.1   5.6
                          Massachusetts                    4.5   5.0

   The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                                          2012   2011
          (% OF MORTGAGE LOAN PORTFOLIO CARRYING VALUE)  -----  -----
                       Office buildings                   28.0%  29.0%
                       Retail                             24.0   26.0
                       Warehouse                          20.4   20.1
                       Apartment complex                  17.4   16.6
                       Other                              10.2    8.3
                                                         -----  -----
                          Total                          100.0% 100.0%
                                                         =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2012, excluding $4 million of mortgage loans in the process of foreclosure, are as follows:

                                     NUMBER  CARRYING
                                    OF LOANS  VALUE   PERCENT
                   ($ IN MILLIONS)  -------- -------- -------
                     2013              39     $  317     5.4%
                     2014              63        737    12.4
                     2015              67        953    16.0
                     2016              60        566     9.5
                     Thereafter       317      3,366    56.7
                                      ---     ------   -----
                       Total          546     $5,939   100.0%
                                      ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2012.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31:

                                                       2012                            2011
($ IN MILLIONS)                           ------------------------------- -------------------------------
                                          FIXED RATE VARIABLE RATE        FIXED RATE VARIABLE RATE
                                           MORTGAGE    MORTGAGE            MORTGAGE    MORTGAGE
                                            LOANS        LOANS     TOTAL    LOANS        LOANS     TOTAL
DEBT SERVICE COVERAGE RATIO DISTRIBUTION  ---------- ------------- ------ ---------- ------------- ------
 Below 1.0                                  $  266       $ --      $  266   $  345       $ --      $  345
 1.0--1.25                                   1,158         --       1,158    1,488         --       1,488
 1.26--1.50                                  1,364         17       1,381    1,475         19       1,494
 Above 1.50                                  2,854        129       2,983    2,847        128       2,975
                                            ------       ----      ------   ------       ----      ------
   Total non-impaired mortgage loans        $5,642       $146      $5,788   $6,155       $147      $6,302
                                            ======       ====      ======   ======       ====      ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                               2012 2011
        ($ IN MILLIONS)                                        ---- ----
        Impaired mortgage loans with a valuation allowance     $147 $244
        Impaired mortgage loans without a valuation allowance     8   --
                                                               ---- ----
        Total impaired mortgage loans                          $155 $244
                                                               ==== ====
        Valuation allowance on impaired mortgage loans         $ 42 $ 63

   The average balance of impaired loans was $202 million, $207 million and $275 million during 2012, 2011 and 2010, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                       2012  2011  2010
       ($ IN MILLIONS)                                 ----  ----  ----
       Beginning balance                               $ 63  $ 84  $ 94
       Net (decrease) increase in valuation allowance    (5)   33    65
       Charge offs                                      (16)  (54)  (75)
                                                       ----  ----  ----
       Ending balance                                  $ 42  $ 63  $ 84
                                                       ====  ====  ====

   The carrying value of past due mortgage loans as of December 31 is as follows:

                                                   2012   2011
                ($ IN MILLIONS)                   ------ ------
                Less than 90 days past due        $   20 $   --
                90 days or greater past due            4     43
                                                  ------ ------
                   Total past due                     24     43
                   Current loans                   5,919  6,503
                                                  ------ ------
                       Total mortgage loans       $5,943 $6,546
                                                  ====== ======

MUNICIPAL BONDS

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

              (% OF MUNICIPAL BOND PORTFOLIO CARRYING  2012  2011
              VALUE)                                   ----  ----
              California                               14.1% 14.1%
              Texas                                    11.8  11.1
              New York                                  7.1   7.7
              Delaware                                  4.8   5.2

CONCENTRATION OF CREDIT RISK

   As of December 31, 2012, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2012 and 2011, fixed income securities with a carrying value of $525 million and $213 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million, $1 million and $2 million in 2012, 2011 and 2010, respectively.

OTHER INVESTMENT INFORMATION

   Included in fixed income securities are below investment grade assets totaling $3.35 billion and $3.33 billion as of December 31, 2012 and 2011, respectively.

   As of December 31, 2012, fixed income securities and short-term investments with a carrying value of $57 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2012, the carrying value of fixed income securities that were non-income producing was $5 million.

6. FAIR VALUE OF ASSETS AND LIABILITIES

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are based on the following:

       (a)Quoted prices for similar assets or liabilities in active markets;
       (b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or
       (c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

    . Fixed income securities: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

    . Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

    . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

    . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

    .  Fixed income securities:

       U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

       Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       ABS and RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

       CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

       Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

    . Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

    . Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

    . Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

       OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Level 3 measurements

    .  Fixed income securities:

       Municipal: ARS primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including the anticipated date liquidity will return to the market. Also included are municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads.

       Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

       ABS, RMBS and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

    . Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

    . Other investments: Certain OTC derivatives, such as interest rate caps and floors, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

    . Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012:

                                                             QUOTED PRICES   SIGNIFICANT
                                                               IN ACTIVE        OTHER    SIGNIFICANT  COUNTERPARTY
                                                              MARKETS FOR    OBSERVABLE  UNOBSERVABLE   AND CASH   BALANCE AS OF
                                                            IDENTICAL ASSETS   INPUTS       INPUTS     COLLATERAL  DECEMBER 31,
                                                               (LEVEL 1)      (LEVEL 2)   (LEVEL 3)     NETTING        2012
($ IN MILLIONS)                                             ---------------- ----------- ------------ ------------ -------------
ASSETS
 Fixed income securities:
     U.S. government and agencies                                $1,074        $ 1,305      $   --                    $ 2,379
     Municipal                                                       --          4,366         338                      4,704
     Corporate                                                       --         30,030       1,501                     31,531
     Foreign government                                              --          1,180          --                      1,180
     ABS                                                             --          1,666         199                      1,865
     RMBS                                                            --          1,791          --                      1,791
     CMBS                                                            --          1,387          21                      1,408
     Redeemable preferred stock                                      --             17           1                         18
                                                                 ------        -------      ------                    -------
       Total fixed income securities                              1,074         41,742       2,060                     44,876
 Equity securities                                                  338             --           7                        345
 Short-term investments                                             220            655          --                        875
 Other investments:
     Free-standing derivatives                                       --            173           3       $ (47)           129
 Separate account assets                                          6,610             --          --                      6,610
 Other assets                                                         2             --           1                          3
                                                                 ------        -------      ------       -----        -------
     TOTAL RECURRING BASIS ASSETS                                 8,244         42,570       2,071         (47)        52,838
 Non-recurring basis/ (1)/                                           --             --           6                          6
                                                                 ------        -------      ------       -----        -------
TOTAL ASSETS AT FAIR VALUE                                       $8,244        $42,570      $2,077       $ (47)       $52,844
                                                                 ======        =======      ======       =====        =======
% of total assets at fair value                                    15.6%          80.6%        3.9%       (0.1)%        100.0%

LIABILITIES
 Contractholder funds:
     Derivatives embedded in life and annuity contracts          $   --        $    --      $ (553)                   $  (553)
 Other liabilities:
     Free-standing derivatives                                       --            (91)        (30)      $  29            (92)
                                                                 ------        -------      ------       -----        -------
TOTAL LIABILITIES AT FAIR VALUE                                  $   --        $   (91)     $ (583)      $  29        $  (645)
                                                                 ======        =======      ======       =====        =======
% of total liabilities at fair value                                -- %          14.1%       90.4%       (4.5)%        100.0%

--------
/(1)/Includes $4 million of mortgage loans, $1 million of limited partnership interests and $1 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2012.

                                                        VALUATION      UNOBSERVABLE
                                          FAIR VALUE    TECHNIQUE         INPUT           RANGE      WEIGHTED AVERAGE
($ IN MILLIONS)                           ---------- --------------- ---------------- -------------  ----------------
ARS backed by student loans                 $ 202    Discounted cash Anticipated date 18--60 months   32--44 months
                                                     flow model      liquidity will
                                                                     return to the
                                                                     market
Derivatives embedded in life and annuity    $(419)   Stochastic cash Projected option      1.0--2.0%           1.92%
  contracts--Equity-indexed and forward              flow model      cost
  starting options

   If the anticipated date liquidity will return to the market is sooner (later), it would result in a higher (lower) fair value. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.

   As of December 31, 2012, Level 3 fair value measurements include $1.72 billion of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

                                                             QUOTED PRICES   SIGNIFICANT
                                                               IN ACTIVE        OTHER    SIGNIFICANT  COUNTERPARTY
                                                              MARKETS FOR    OBSERVABLE  UNOBSERVABLE   AND CASH   BALANCE AS OF
                                                            IDENTICAL ASSETS   INPUTS       INPUTS     COLLATERAL  DECEMBER 31,
                                                               (LEVEL 1)      (LEVEL 2)   (LEVEL 3)     NETTING        2011
($ IN MILLIONS)                                             ---------------- ----------- ------------ ------------ -------------
ASSETS
 Fixed income securities:
     U.S. government and agencies                                $1,614        $ 1,129      $   --                    $ 2,743
     Municipal                                                       --          4,305         387                      4,692
     Corporate                                                       --         29,085       1,319                     30,404
     Foreign government                                              --          1,068          --                      1,068
     ABS                                                             --          1,854         254                      2,108
     RMBS                                                            --          2,667          47                      2,714
     CMBS                                                            --          1,653          30                      1,683
     Redeemable preferred stock                                      --             15           1                         16
                                                                 ------        -------      ------                    -------
        Total fixed income securities                             1,614         41,776       2,038                     45,428
 Equity securities                                                  127             38          14                        179
 Short-term investments                                              46            547          --                        593
 Other investments:
     Free-standing derivatives                                       --            268           1       $(103)           166
 Separate account assets                                          6,984             --          --                      6,984
 Other assets                                                        --             --           1                          1
                                                                 ------        -------      ------       -----        -------
     TOTAL RECURRING BASIS ASSETS                                 8,771         42,629       2,054        (103)        53,351
 Non-recurring basis/ (1)/                                           --             --          24                         24
                                                                 ------        -------      ------       -----        -------
TOTAL ASSETS AT FAIR VALUE                                       $8,771        $42,629      $2,078       $(103)       $53,375
                                                                 ======        =======      ======       =====        =======
% of total assets at fair value                                    16.4%          79.9%        3.9%       (0.2)%        100.0%

LIABILITIES
 Contractholder funds:
     Derivatives embedded in life and annuity contracts          $   --        $    --      $ (723)                   $  (723)
 Other liabilities:
     Free-standing derivatives                                       --            (96)        (89)      $  60           (125)
                                                                 ------        -------      ------       -----        -------
TOTAL LIABILITIES AT FAIR VALUE                                  $   --        $   (96)     $ (812)      $  60        $  (848)
                                                                 ======        =======      ======       =====        =======
% of total liabilities at fair value                                -- %          11.3%       95.8%       (7.1)%        100.0%

--------
/(1)/Includes $19 million of mortgage loans and $5 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

      The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

                                                                              TOTAL GAINS (LOSSES)
                                                                                INCLUDED IN:
($ IN MILLIONS)                                                               --------------------
                                                                BALANCE AS OF                       TRANSFERS TRANSFERS
                                                                DECEMBER 31,      NET                 INTO     OUT OF
                                                                    2011      INCOME /(1)/   OCI     LEVEL 3   LEVEL 3
                                                                ------------- -----------     ----  --------- ---------
ASSETS
   Fixed income securities:
       Municipal                                                   $  387        $ (5)       $ 22     $ 53      $ (10)
       Corporate                                                    1,319          20          63      381        (64)
       ABS                                                            254          24          59       42         (7)
       RMBS                                                            47          --          --       --        (47)
       CMBS                                                            30          (4)         10       --         --
       Redeemable preferred stock                                       1          --          --       --         --
                                                                   ------        ----         ----    ----      -----
          Total fixed income securities                             2,038          35         154      476       (128)
   Equity securities                                                   14          --          --       --         --
   Other investments:
          Free-standing derivatives, net                              (88)         25          --       --         --
   Other assets                                                         1          --          --       --         --
                                                                   ------        ----         ----    ----      -----
          TOTAL RECURRING LEVEL 3 ASSETS                           $1,965        $ 60        $154     $476      $(128)
                                                                   ======        ====         ====    ====      =====

LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts          $ (723)       $168        $ --     $ --      $  --
                                                                   ------        ----         ----    ----      -----
          TOTAL RECURRING LEVEL 3 LIABILITIES                      $ (723)       $168        $ --     $ --      $  --
                                                                   ======        ====         ====    ====      =====

                                                                                                    BALANCE AS OF
                                                                                                    DECEMBER 31,
                                                                PURCHASES SALES  ISSUES SETTLEMENTS     2012
                                                                --------- -----  ------ ----------- -------------
ASSETS
   Fixed income securities:
       Municipal                                                  $ --    $(107)  $ --     $  (2)      $  338
       Corporate                                                   125     (223)    --      (120)       1,501
       ABS                                                          11     (165)    --       (19)         199
       RMBS                                                         --       --     --        --           --
       CMBS                                                         --       --     --       (15)          21
       Redeemable preferred stock                                    1       (1)    --        --            1
                                                                  ----    -----   ----     -----       ------
          Total fixed income securities                            137     (496)    --      (156)       2,060
   Equity securities                                                 5      (12)    --        --            7
   Other investments:
          Free-standing derivatives, net                            27       --     --         9          (27) /(2)/
   Other assets                                                     --       --     --        --            1
                                                                  ----    -----   ----     -----       ------
          TOTAL RECURRING LEVEL 3 ASSETS                          $169    $(508)  $ --     $(147)      $2,041
                                                                  ====    =====   ====     =====       ======

LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts         $ --    $  --   $(79)    $  81       $ (553)
                                                                  ----    -----   ----     -----       ------
          TOTAL RECURRING LEVEL 3 LIABILITIES                     $ --    $  --   $(79)    $  81       $ (553)
                                                                  ====    =====   ====     =====       ======

--------
/(1)/The effect to net income totals $228 million and is reported in the
     Consolidated Statements of Operations and Comprehensive
   Income as follows: $38 million in realized capital gains and losses, $22 million in net investment income, $132 million in interest credited to contractholder funds and $36 million in contract benefits.
/(2)/Comprises $3 million of assets and $30 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

                                                                              TOTAL GAINS (LOSSES)
                                                                                INCLUDED IN:
($ IN MILLIONS)                                                               -------------------
                                                                BALANCE AS OF                       TRANSFERS TRANSFERS
                                                                DECEMBER 31,      NET                 INTO     OUT OF
                                                                    2010      INCOME /(1)/    OCI    LEVEL 3   LEVEL 3
                                                                ------------- -----------    ----   --------- ---------
ASSETS
   Fixed income securities:
       Municipal                                                   $  601        $  (2)      $  7     $ 48     $   (34)
       Corporate                                                    1,760           52        (35)     237        (410)
       ABS                                                          1,974           21        (65)      --      (1,470)
       RMBS                                                         1,189          (57)        77       --        (853)
       CMBS                                                           844          (43)       111       65        (878)
       Redeemable preferred stock                                       1           --         --       --          --
                                                                   ------        -----       ----     ----     -------
          Total fixed income securities                             6,369          (29)        95      350      (3,645)
   Equity securities                                                   29           (5)        --       --         (10)
   Other investments:
          Free-standing derivatives, net                              (77)         (37)        --       --          --
   Other assets                                                         1           --         --       --          --
                                                                   ------        -----       ----     ----     -------
          TOTAL RECURRING LEVEL 3 ASSETS                           $6,322        $ (71)      $ 95     $350     $(3,655)
                                                                   ======        =====       ====     ====     =======

LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts          $ (653)       $(134)      $ --     $ --     $    --
                                                                   ------        -----       ----     ----     -------
          TOTAL RECURRING LEVEL 3 LIABILITIES                      $ (653)       $(134)      $ --     $ --     $    --
                                                                   ======        =====       ====     ====     =======

                                                                                                      BALANCE AS OF
                                                                                                      DECEMBER 31,
                                                                PURCHASES  SALES   ISSUES SETTLEMENTS     2011
                                                                --------- -------  ------ ----------- -------------
ASSETS
   Fixed income securities:
       Municipal                                                  $ 10    $  (241) $  --     $  (2)      $  387
       Corporate                                                   266       (473)    --       (78)       1,319
       ABS                                                         146       (136)    --      (216)         254
       RMBS                                                         --       (222)    --       (87)          47
       CMBS                                                         --        (66)    --        (3)          30
       Redeemable preferred stock                                   --         --     --        --            1
          Total fixed income securities                            422     (1,138)    --      (386)       2,038
                                                                  ----    -------  -----     -----       ------
   Equity securities                                                 1         (1)    --        --           14
   Other investments:
          Free-standing derivatives, net                            18         --     --         8          (88) /(2)/
   Other assets                                                     --         --     --        --            1
                                                                  ----    -------  -----     -----       ------
          TOTAL RECURRING LEVEL 3 ASSETS                          $441    $(1,139) $  --     $(378)      $1,965
                                                                  ====    =======  =====     =====       ======

LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts         $ --    $    --  $(100)    $ 164       $ (723)
                                                                  ----    -------  -----     -----       ------
          TOTAL RECURRING LEVEL 3 LIABILITIES                     $ --    $    --  $(100)    $ 164       $ (723)
                                                                  ====    =======  =====     =====       ======

--------
/(1)/The effect to net income totals $(205) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $(101) million in realized capital gains and losses, $34 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in contract benefits.
/(2)/Comprises $1 million of assets and $89 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

                                                            TOTAL GAINS
                                                             (LOSSES)
                                                             INCLUDED
                                                                IN:
($ IN MILLIONS)                                             -----------
                                                                         PURCHASES,
                                                                        SALES, ISSUES                       BALANCE
                                 BALANCE AS OF                               AND      TRANSFERS TRANSFERS    AS OF
                                 DECEMBER 31,      NET                  SETTLEMENTS,    INTO     OUT OF   DECEMBER 31,
                                     2009      INCOME /(1)/     OCI          NET       LEVEL 3   LEVEL 3      2010
                                 ------------- -----------  ----------- ------------- --------- --------- ------------
ASSETS
  Fixed income
   securities:
     Municipal                      $  746        $ (10)      $    8        $ (95)      $  19    $   (67)    $  601
     Corporate                       2,020           23          128         (285)        403       (529)     1,760
     Foreign government                 20           --           --          (20)         --         --         --
     ABS                             1,710           60          236          205          --       (237)     1,974
     RMBS                            1,052         (268)         475          (41)         --        (29)     1,189
     CMBS                            1,322         (235)         589         (525)        108       (415)       844
  Redeemable preferred
   stock                                 1           --           --           --          --         --          1
                                    ------        -----       ------        -----       -----    -------     ------
         Total fixed
          income
          securities                 6,871         (430)       1,436         (761)        530     (1,277)     6,369
  Equity securities                     27           15            2          (13)         --         (2)        29
  Other investments:
     Free-standing
       derivatives, net                (53)         (43)          --           19          --         --        (77) /(2)/
  Other assets                           2           (1)          --           --          --         --          1
                                    ------        -----       ------        -----       -----    -------     ------
         TOTAL RECURRING
          LEVEL 3 ASSETS            $6,847        $(459)      $1,438        $(755)      $ 530    $(1,279)    $6,322
                                    ======        =====       ======        =====       =====    =======     ======

Liabilities
  Contractholder funds:
     Derivatives
       embedded in life
       and annuity
       contracts                    $ (110)       $ (31)      $   --        $   3       $(515)   $    --     $ (653)
                                    ------        -----       ------        -----       -----    -------     ------
TOTAL RECURRING LEVEL 3
  LIABILITIES                       $ (110)       $ (31)      $   --        $   3       $(515)   $    --     $ (653)
                                    ======        =====       ======        =====       =====    =======     ======

--------
/(1)/The effect to net income totals $(490) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $(522) million in realized capital gains and losses, $64 million in net investment income, $(1) million in interest credited to contractholder funds and $(31) million in contract benefits.
/(2)/Comprises $10 million of assets and $87 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   During 2012, certain U.S. government securities were transferred into Level 1 from Level 2 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets. There were no transfers between Level 1 and Level 2 during 2011 or 2010.

   During 2011, certain ABS, RMBS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets. Additionally, in 2011 certain ABS that were valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable. During 2010, certain ABS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

   Transfers into Level 3 during 2012, 2011 and 2010 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs have not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2012, 2011 and 2010 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

   The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

                                                                2012   2011   2010
($ IN MILLIONS)                                                 ----  -----  -----
ASSETS
   Fixed income securities:
       Municipal                                                $ --  $  (2) $  (7)
       Corporate                                                  15     19     37
       ABS                                                        --    (35)    52
       RMBS                                                       --     --   (203)
       CMBS                                                       (3)   (12)   (28)
                                                                ----  -----  -----
          Total fixed income securities                           12    (30)  (149)
   Equity securities                                              --     (4)    --
   Other investments:
       Free-standing derivatives, net                              6    (29)   (26)
       Other assets                                               --     --     (1)
                                                                ----  -----  -----
          TOTAL RECURRING LEVEL 3 ASSETS                        $ 18  $ (63) $(176)
                                                                ====  =====  =====

LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts       $168  $(134) $ (31)
                                                                ----  -----  -----
          TOTAL RECURRING LEVEL 3 LIABILITIES                   $168  $(134) $ (31)
                                                                ====  =====  =====

   The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total
$186 million in 2012 and are reported as follows: $19 million in net investment income, $131 million in interest credited to contractholder funds and $36 million in contract benefits. These gains and losses total $(197) million in 2011 and are reported as follows: $(105) million in realized capital gains and losses, $42 million in net investment income, $(102) million in interest credited to contractholder funds and $(32) million in contract benefits. These gains and losses total $(207) million in 2010 and are reported as follows:
$(248) million in realized capital gains and losses, $74 million in net investment income, $(2) million in interest credited to contractholder funds and $(31) million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

FINANCIAL ASSETS

                                         DECEMBER 31, 2012 DECEMBER 31, 2011
       ($ IN MILLIONS)                   ----------------- -----------------
                                         CARRYING  FAIR    CARRYING  FAIR
                                          VALUE    VALUE    VALUE    VALUE
                                         --------  ------  --------  ------
       Mortgage loans                     $5,943   $6,223   $6,546   $6,739
       Cost method limited partnerships      617      778      754      882
       Agent loans                           319      314      279      279
       Bank loans                            282      282      299      290
       Notes due from related party          275      275      275      235

   The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values of the underlying funds. The fair value of agent loans, which are reported in other investments, is based on discounted cash flow calculations that use discount rates with a spread over U.S. Treasury rates that consider the loan's credit risk and underlying collateral. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, agent loans, bank loans and notes due from related party are categorized as Level 3.

FINANCIAL LIABILITIES

                                              DECEMBER 31, 2012 DECEMBER 31, 2011
($ IN MILLIONS)                               ----------------  ----------------
                                              CARRYING   FAIR   CARRYING   FAIR
                                               VALUE     VALUE   VALUE     VALUE
                                              --------  ------- --------  -------
Contractholder funds on investment contracts  $26,984   $27,989 $30,161   $30,468
Notes due to related parties                      496       496     700       659
Liability for collateral                          561       561     263       263

   The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts are categorized as Level 3.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurements for liability for collateral are categorized as Level 2. The fair value measurements for notes due to related parties are categorized as Level 3.

7. DERIVATIVE FINANCIAL INSTRUMENTS AND OFF-BALANCE SHEET FINANCIAL INSTRUMENTS

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations, and for asset replication. The Company does not use derivatives for speculative purposes.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in its equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps and forwards primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2012, the Company pledged $5 million of cash and securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2012.

                                                                                  ASSET DERIVATIVES
($ IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)               ----------------------------------------------------------------
                                                                                         VOLUME/(1)/
                                                                                  ------------------------
                                                                                            NUMBER    FAIR
                                                                                  NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                                          ----------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
       Foreign currency swap agreements                      Other investments     $   16      n/a    $  2  $  2    $ --
                                                                                   ------   ------    ----  ----    ----
          Total                                                                        16      n/a       2     2      --
                                                                                   ------   ------    ----  ----    ----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements                         Other investments      5,541      n/a      19    28      (9)
       Interest rate cap and floor agreements                Other investments        372      n/a       1     1      --
       Financial futures contracts and options                 Other assets           n/a        2      --    --      --
   EQUITY AND INDEX CONTRACTS
       Options, futures and warrants /(2)/                   Other investments        146   12,400     125   125      --
       Options, futures and warrants                           Other assets           n/a      249       2     2      --
   FOREIGN CURRENCY CONTRACTS
       Foreign currency forwards                                Other investments      44      n/a      --    --      --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Conversion options                                 Fixed income securities       5      n/a      --    --      --
       Equity-indexed call options                        Fixed income securities      90      n/a       9     9      --
       Credit default swaps                               Fixed income securities      12      n/a     (12)   --     (12)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection              Other investments         32      n/a      (1)   --      (1)
       Credit default swaps - selling protection             Other investments        100      n/a       1     1      --
   OTHER CONTRACTS
       Other contracts                                         Other assets             4      n/a       1     1      --
                                                                                   ------   ------    ----  ----    ----
          Total                                                                     6,346   12,651     145   167     (22)
                                                                                   ------   ------    ----  ----    ----
TOTAL ASSET DERIVATIVES                                                            $6,362   12,651    $147  $169    $(22)
                                                                                   ======   ======    ====  ====    ====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                               LIABILITY DERIVATIVES
                                                   -----------------------------------------------------------------------------
                                                                                           VOLUME /(1)/
                                                                                        ------------------
                                                                                                  NUMBER    FAIR
                                                                                        NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION         AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                                   ------------------------------------ -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
     Foreign currency swap agreements              Other liabilities & accrued expenses $   135      n/a   $ (19)  $--    $ (19)
                                                                                        -------   ------   -----   ---    -----
        Total                                                                               135      n/a     (19)   --      (19)
                                                                                        -------   ------   -----   ---    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
 INTEREST RATE CONTRACTS
     Interest rate swap agreements                 Other liabilities & accrued expenses   1,185      n/a      16    18       (2)
     Interest rate swaption agreements             Other liabilities & accrued expenses     250      n/a      --    --       --
     Interest rate cap and floor agreements        Other liabilities & accrued expenses     429      n/a       1     1       --
     Financial futures contracts and options       Other liabilities & accrued expenses      --      357      --    --       --
 EQUITY AND INDEX CONTRACTS
     Options and futures                           Other liabilities & accrued expenses      --   12,262     (58)   --      (58)
 EMBEDDED DERIVATIVE FINANCIAL
   INSTRUMENTS
     Guaranteed accumulation benefits                      Contractholder funds             820      n/a     (86)   --      (86)
     Guaranteed withdrawal benefits                        Contractholder funds             554      n/a     (39)   --      (39)
     Equity-indexed and forward starting
       options in life and annuity product
       contracts                                           Contractholder funds           3,916      n/a    (419)   --     (419)
     Other embedded derivative financial
       instruments                                         Contractholder funds              85      n/a      (9)   --       (9)
 CREDIT DEFAULT CONTRACTS
     Credit default swaps - buying protection      Other liabilities & accrued expenses     193      n/a      (2)   --       (2)
     Credit default swaps - selling protection     Other liabilities & accrued expenses     130      n/a     (30)   --      (30)
                                                                                        -------   ------   -----   ---    -----
        Total                                                                             7,562   12,619    (626)   19     (645)
                                                                                        -------   ------   -----   ---    -----
TOTAL LIABILITY DERIVATIVES                                                               7,697   12,619    (645)  $19    $(664)
                                                                                        =======   ======   =====   ===    =====
TOTAL DERIVATIVES                                                                       $14,059   25,270   $(498)
                                                                                        =======   ======   =====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2011.

                                                                                  ASSET DERIVATIVES
($ IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)               ----------------------------------------------------------------
                                                                                        VOLUME /(1)/
                                                                                  ------------------------
                                                                                            NUMBER    FAIR
                                                                                  NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                                          ----------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
       Interest rate swap agreements                         Other investments    $   144      n/a   $  (8) $ --    $  (8)
       Foreign currency swap agreements                      Other investments        127      n/a      (5)    3       (8)
                                                                                  -------   ------   -----  ----    -----
          Total                                                                       271      n/a     (13)    3      (16)
                                                                                  -------   ------   -----  ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
       INTEREST RATE CONTRACTS
       Interest rate swap agreements                         Other investments      8,028      n/a     122   137      (15)
       Interest rate swaption agreements                     Other investments        500      n/a      --    --       --
       Interest rate cap and floor agreements                Other investments      1,591      n/a     (12)   --      (12)
       Financial futures contracts and options                 Other assets           n/a       40      --    --       --
   EQUITY AND INDEX CONTRACTS
       Options, futures and warrants /(2)/                   Other investments        163   15,180     104   104       --
       Options, futures and warrants                           Other assets           n/a    1,011      --    --       --
   FOREIGN CURRENCY CONTRACTS
       Foreign currency swap agreements                      Other investments         50      n/a       6     6       --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Conversion options                                 Fixed income securities       5      n/a      --    --       --
       Equity-indexed call options                        Fixed income securities     150      n/a      11    11       --
       Credit default swaps                               Fixed income securities     170      n/a    (113)   --     (113)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection              Other investments        110      n/a       2     4       (2)
       Credit default swaps - selling protection             Other investments         32      n/a      --    --       --
   OTHER CONTRACTS
       Other contracts                                       Other investments          5      n/a      --    --       --
       Other contracts                                         Other assets             4      n/a       1     1       --
                                                                                  -------   ------   -----  ----    -----
          Total                                                                    10,808   16,231     121   263     (142)
                                                                                  -------   ------   -----  ----    -----
TOTAL ASSET DERIVATIVES                                                           $11,079   16,231   $ 108  $266    $(158)
                                                                                  =======   ======   =====  ====    =====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                                          LIABILITY DERIVATIVES
                                                                     -------------------------------------------------------
                                                                                                   VOLUME /(1)/
                                                                                             ------------------------
                                                                                                                 FAIR
                                                                                             NOTIONAL NUMBER OF VALUE, GROSS
                                                                     BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET
                                                                     ----------------------  -------- --------- ------ -----
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
       Interest rate swap agreements                                  Other liabilities &
                                                                       accrued expenses      $    28      n/a   $  (5)  $--
       Foreign currency swap agreements                               Other liabilities &
                                                                       accrued expenses           50      n/a      (7)   --
                                                                                             -------   ------   -----   ---
          Total                                                                                   78      n/a     (12)   --
                                                                                             -------   ------   -----   ---
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements                                  Other liabilities &
                                                                       accrued expenses           85      n/a       8     8
       Interest rate cap and floor agreements                         Other liabilities &
                                                                       accrued expenses          914      n/a      (9)   --
   EQUITY AND INDEX CONTRACTS
          Options and futures                                         Other liabilities &
                                                                       accrued expenses           --   14,985     (49)   --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Guaranteed accumulation benefits                                 Contractholder
                                                                             funds               917      n/a    (105)   --
       Guaranteed withdrawal benefits                                   Contractholder
                                                                             funds               613      n/a     (57)   --
       Equity-indexed and forward starting options in life and          Contractholder
         annuity product contracts                                           funds             3,996      n/a    (553)   --
       Other embedded derivative financial instruments                  Contractholder
                                                                             funds                85      n/a      (8)   --
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection                       Other liabilities &
                                                                       accrued expenses          127      n/a       5     6
       Credit default swaps - selling protection                      Other liabilities &
                                                                       accrued expenses          270      n/a     (68)    1
                                                                                             -------   ------   -----   ---
          Total                                                                                7,007   14,985    (836)   15
                                                                                             -------   ------   -----   ---
TOTAL LIABILITY DERIVATIVES                                                                    7,085   14,985    (848)  $15
                                                                                             =======   ======   =====   ===
TOTAL DERIVATIVES                                                                            $18,164   31,216   $(740)
                                                                                             =======   ======   =====

                                                                     --------



                                                                       GROSS
                                                                     LIABILITY
                                                                     ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
       Interest rate swap agreements
                                                                       $  (5)
       Foreign currency swap agreements
                                                                          (7)
                                                                       -----
          Total                                                          (12)
                                                                       -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements
                                                                          --
       Interest rate cap and floor agreements
                                                                          (9)
   EQUITY AND INDEX CONTRACTS
          Options and futures
                                                                         (49)
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Guaranteed accumulation benefits
                                                                        (105)
       Guaranteed withdrawal benefits
                                                                         (57)
       Equity-indexed and forward starting options in life and
         annuity product contracts                                      (553)
       Other embedded derivative financial instruments
                                                                          (8)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection
                                                                          (1)
       Credit default swaps - selling protection
                                                                         (69)
                                                                       -----
          Total                                                         (851)
                                                                       -----
TOTAL LIABILITY DERIVATIVES                                            $(863)
                                                                       =====
TOTAL DERIVATIVES

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31.

                                                                                    2012  2011  2010
($ IN MILLIONS)                                                                     ----  ----  ----
EFFECTIVE PORTION
(Loss) gain recognized in OCI on derivatives during the period                      $ (6) $  4  $  3
Loss recognized in OCI on derivatives during the term of the hedging relationship    (17)  (12)  (17)
(Loss) gain reclassified from AOCI into income (realized capital gains and losses)    (1)   (1)    2

   Amortization of net losses from accumulated other comprehensive income related to cash flow hedges is expected to be less than $1 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2012, 2011 or 2010.

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.


                                                                                         2012
($ IN MILLIONS)                                               ---------------------------------------------------------
                                                                                                            TOTAL GAIN
                                                                         REALIZED              INTEREST       (LOSS)
                                                                 NET      CAPITAL            CREDITED TO   RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS     FUNDS       DERIVATIVES
                                                              ---------- --------- -------- -------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                       $(1)      $ --      $ --        $ --          $ (1)
       Subtotal                                                   (1)        --        --          --            (1)
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                        --          2        --          --             2
   Equity and index contracts                                     --         --        --          56            56
   Embedded derivative financial instruments                      --         20        36         134           190
   Foreign currency contracts                                     --         (2)       --          --            (2)
   Credit default contracts                                       --         15        --          --            15
   Other contracts                                                --         --        --           3             3
                                                                 ---       ----      ----        ----          ----
       Subtotal                                                   --         35        36         193           264
                                                                 ---       ----      ----        ----          ----
       Total                                                     $(1)      $ 35      $ 36        $193          $263
                                                                 ===       ====      ====        ====          ====

                                                                                         2011
-                                                             ---------------------------------------------------------
                                                                                                            TOTAL GAIN
                                                                         REALIZED              INTEREST       (LOSS)
                                                                 NET      CAPITAL            CREDITED TO   RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS     FUNDS       DERIVATIVES
                                                              ---------- --------- -------- -------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                       $(2)      $  (8)    $ --        $ (5)         $ (15)
   Foreign currency and interest rate contracts                   --          --       --         (32)           (32)
                                                                 ---       -----     ----        ----          -----
       Subtotal                                                   (2)         (8)      --         (37)           (47)
                                                                 ---       -----     ----        ----          -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                        --        (151)      --          --           (151)
   Equity and index contracts                                     --          --       --          (2)            (2)
   Embedded derivative financial instruments                      --         (45)     (32)        (38)          (115)
   Credit default contracts                                       --           2       --          --              2
   Other contracts                                                --          --       --           7              7
                                                                 ---       -----     ----        ----          -----
       Subtotal                                                   --        (194)     (32)        (33)          (259)
                                                                 ---       -----     ----        ----          -----
       Total                                                     $(2)      $(202)    $(32)       $(70)         $(306)
                                                                 ===       =====     ====        ====          =====

                                                                                         2010
                                                              ---------------------------------------------------------
                                                                                                            TOTAL GAIN
                                                                         REALIZED              INTEREST       (LOSS)
                                                                 NET      CAPITAL            CREDITED TO   RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS     FUNDS       DERIVATIVES
                                                              ---------- --------- -------- -------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                      $(139)     $   9     $ --        $ 11          $(119)
   Foreign currency and interest rate contracts                    --         (2)      --         (18)           (20)
                                                                -----      -----     ----        ----          -----
       Subtotal                                                  (139)         7       --          (7)          (139)
                                                                -----      -----     ----        ----          -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                         --       (138)      --          --           (138)
   Equity and index contracts                                      --         --       --         113            113
   Embedded derivative financial instruments                       --          8      (28)         34             14
   Foreign currency contracts                                      --          4       --          --              4
   Credit default contracts                                        --         (6)      --          --             (6)
   Other contracts                                                 --         --       --           3              3
                                                                -----      -----     ----        ----          -----
       Subtotal                                                    --       (132)     (28)        150            (10)
                                                                -----      -----     ----        ----          -----
       Total                                                    $(139)     $(125)    $(28)       $143          $(149)
                                                                =====      =====     ====        ====          =====

   The following table provides a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
($ IN MILLIONS)                            -------------------------  -------------------------
                                                          FOREIGN
                                           INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED IN     RATE      INTEREST RATE  CONTRACTHOLDER
NET INCOME ON DERIVATIVES                  CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
----------------------------------------   ---------   -------------  -------------- -----------
2012
Net investment income                        $  3          $ --            $ --         $ (3)
                                             ----          ----            ----         ----
   Total                                     $  3          $ --            $ --         $ (3)
                                             ====          ====            ====         ====
2011
Interest credited to contractholder funds    $ (7)         $(34)           $ 41         $ --
Net investment income                          26            --              --          (26)
Realized capital gains and losses              (8)           --              --           --
                                             ----          ----            ----         ----
   Total                                     $ 11          $(34)           $ 41         $(26)
                                             ====          ====            ====         ====
2010
Interest credited to contractholder funds    $ --          $(48)           $ 48         $ --
Net investment income                         (33)           --              --           33
Realized capital gains and losses               9            (2)             --           --
                                             ----          ----            ----         ----
   Total                                     $(24)         $(50)           $ 48         $ 33
                                             ====          ====            ====         ====

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2012, counterparties pledged $23 million in cash and securities to the Company, and the Company pledged $25 million in securities to counterparties all of which is collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                        2012                                                    2011
($ IN MILLIONS)  ---------------------------------------------------    -----------------------------------------------------
                 NUMBER OF                                EXPOSURE,       NUMBER                                   EXPOSURE,
                 COUNTER-   NOTIONAL       CREDIT          NET OF       OF COUNTER-  NOTIONAL       CREDIT          NET OF
RATING /(1)/      PARTIES  AMOUNT /(2)/ EXPOSURE /(2)/ COLLATERAL /(2)/   PARTIES   AMOUNT /(2)/ EXPOSURE /(2)/ COLLATERAL /(2)/
-----------      --------- -----------  -------------  ---------------  ----------- -----------  -------------  ---------------
    AA-             --       $   --         $ --            $ --             1        $    25        $  1             $ 1
    A+               1           19           --              --             3          2,936          24               4
    A                3        2,252           12              --             2          3,913          14              --
    A-               2          311            1               1             2          3,815          25              --
    BBB+             1        3,617           11              --             2             57          41              41
                    --       ------         ----            ----            --        -------        ----             ---
    Total            7       $6,199         $ 24            $  1            10        $10,746        $105             $46
                    ==       ======         ====            ====            ==        =======        ====             ===

--------
/(1)/Rating is the lower of S&P or Moody's ratings.
/(2)/Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by either Moody's or S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by either Moody's or S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                                       2012  2011
($ IN MILLIONS)                                                                        ----  ----
Gross liability fair value of contracts containing credit-risk-contingent features     $ 62  $133
Gross asset fair value of contracts containing credit-risk-contingent features and
  subject to MNAs                                                                       (28)  (60)
Collateral posted under MNAs for contracts containing credit-risk-contingent features   (25)  (72)
                                                                                       ----  ----
Maximum amount of additional exposure for contracts with credit-risk-contingent
  features if all features were triggered concurrently                                 $  9  $  1
                                                                                       ====  ====

CREDIT DERIVATIVES - SELLING PROTECTION

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

                                                           NOTIONAL AMOUNT
($ IN MILLIONS)                                    ------------------------------
                                                                BB AND       FAIR
                                                   AA   A   BBB LOWER  TOTAL VALUE
                                                   --- ---- --- ------ ----- -----
DECEMBER 31, 2012
SINGLE NAME
       Investment grade corporate debt /(1)/       $-- $  5 $--  $--   $  5  $ --
       Municipal                                    25   --  --   --     25    (3)
                                                   --- ---- ---  ---   ----  ----
          Subtotal                                  25    5  --   --     30    (3)
BASKETS
   FIRST-TO-DEFAULT
       Municipal                                    --  100  --   --    100   (26)
                                                   --- ---- ---  ---   ----  ----
          Subtotal                                  --  100  --   --    100   (26)
INDEX
       Investment grade corporate debt /(1)/         1   26  68    5    100    --
                                                   --- ---- ---  ---   ----  ----
TOTAL                                              $26 $131 $68  $ 5   $230  $(29)
                                                   === ==== ===  ===   ====  ====

DECEMBER 31, 2011
SINGLE NAME
       Investment grade corporate debt /(1)/       $40 $ 45 $15  $10   $110  $ (1)
       High yield debt                              --   --  --    2      2    --
       Municipal                                    25   --  --   --     25    (5)
                                                   --- ---- ---  ---   ----  ----
       Subtotal                                     65   45  15   12    137    (6)
BASKETS
   TRANCHE
       Investment grade corporate debt /(1)/        --   --  --   65     65   (29)
   FIRST-TO-DEFAULT
       Municipal                                    --  100  --   --    100   (33)
                                                   --- ---- ---  ---   ----  ----
          Subtotal                                  --  100  --   65    165   (62)
                                                   --- ---- ---  ---   ----  ----
TOTAL                                              $65 $145 $15  $77   $302  $(68)
                                                   === ==== ===  ===   ====  ====

--------
/(1)/Investment grade corporate debt categorization is based on the rating of the underlying name(s) at initial purchase.

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally
125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

   In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

OFF-BALANCE SHEET FINANCIAL INSTRUMENTS

   The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

                                                               2012 2011
       ($ IN MILLIONS)                                         ---- ----
       Commitments to invest in limited partnership interests  $947 $797
       Commitments to extend mortgage loans                      67   72
       Private placement commitments                              6   30
       Other loan commitments                                     7   24

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

   Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is $1 million as of December 31, 2012, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                  2012    2011
($ IN MILLIONS)                                                  ------- -------
Immediate fixed annuities:
   Structured settlement annuities                               $ 7,274 $ 7,075
   Other immediate fixed annuities                                 2,382   2,346
Traditional life insurance                                         2,899   2,805
Accident and health insurance                                      1,448   1,322
Other                                                                114     118
                                                                 ------- -------
       Total reserve for life-contingent contract benefits       $14,117 $13,666
                                                                 ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

        PRODUCT                  MORTALITY               INTEREST RATE           ESTIMATION METHOD
------------------------  ------------------------  ------------------------  ------------------------

Structured settlement     U.S. population with      Interest rate             Present value of
annuities                 projected calendar year   assumptions range from    contractually specified
                          improvements; mortality   1.3% to 9.2%              future benefits
                          rates adjusted for each
                          impaired life based on
                          reduction in life
                          expectancy

Other immediate fixed     1983 group annuity        Interest rate             Present value of
annuities                 mortality table with      assumptions range from    expected future benefits
                          internal modifications;   0.1% to 11.5%             based on historical
                          1983 individual annuity                             experience
                          mortality table; Annuity
                          2000 mortality table
                          with internal
                          modifications; Annuity
                          2000 mortality table;
                          1983 individual annuity
                          mortality table with
                          internal modifications

Traditional life          Actual company            Interest rate             Net level premium
insurance                 experience plus loading   assumptions range from    reserve method using the
                                                    4.0% to 11.3%             Company's withdrawal
                                                                              experience rates;
                                                                              includes reserves for
                                                                              unpaid claims

Accident and health       Actual company            Interest rate             Unearned premium;
insurance                 experience plus loading   assumptions range from    additional contract
                                                    3.0% to 6.0%              reserves for mortality
                                                                              risk and unpaid claims

Other:                    Annuity 2000 mortality    Interest rate             Projected benefit ratio
Variable annuity          table with internal       assumptions range from    applied to cumulative
guaranteed minimum death  modifications             4.0% to 5.8%              assessments
benefits/(1)/

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $771 million and $594 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2012 and 2011, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

   As of December 31, contractholder funds consist of the following:

                                                          2012    2011
       ($ IN MILLIONS)                                   ------- -------
       Interest-sensitive life insurance                 $10,356 $10,195
       Investment contracts:
          Fixed annuities                                 25,851  29,017
          Funding agreements backing medium-term notes     1,867   1,929
          Other investment contracts                         560     528
                                                         ------- -------
              Total contractholder funds                 $38,634 $41,669
                                                         ======= =======

   The following table highlights the key contract provisions relating to contractholder funds:

           PRODUCT                            INTEREST RATE                         WITHDRAWAL/SURRENDER CHARGES
-----------------------------  --------------------------------------------- --------------------------------------------

Interest-sensitive life        Interest rates credited range from 0% to      Either a percentage of account balance or
insurance                      11.0% for equity-indexed life (whose          dollar amount grading off generally over
                               returns are indexed to the S&P 500) and       20 years
                               1.0% to 6.0% for all other products

Fixed annuities                Interest rates credited range from 0% to      Either a declining or a level percentage
                               9.8% for immediate annuities; (8.0)% to       charge generally over ten years or less.
                               13.5% for equity-indexed annuities            Additionally, approximately 24.3% of
                               (whose returns are indexed to the S&P         fixed annuities are subject to market value
                               500); and 0.1% to 6.3% for all other          adjustment for discretionary withdrawals
                               products

Funding agreements backing     Interest rates credited range from 3.0% to    Not applicable
medium-term notes              5.4% (excluding currency-swapped
                               medium-term notes)

Other investment contracts:    Interest rates used in establishing reserves  Withdrawal and surrender charges are
Guaranteed minimum income,     range from 1.7% to 10.3%                      based on the terms of the related interest-
accumulation and withdrawal                                                  sensitive life insurance or fixed annuity
benefits on variable/                                                        contract
(1)/ and fixed annuities and
secondary guarantees on
interest-sensitive life
insurance and fixed annuities

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                           2012     2011
      ($ IN MILLIONS)                                    -------  -------
      Balance, beginning of year                         $41,669  $46,458
      Deposits                                             2,180    1,869
      Interest credited                                    1,296    1,592
      Benefits                                            (1,454)  (1,454)
      Surrenders and partial withdrawals                  (3,969)  (4,908)
      Maturities of and interest payments on
        institutional products                              (138)    (867)
      Contract charges                                      (995)    (962)
      Net transfers from separate accounts                    11       12
      Fair value hedge adjustments for institutional
        products                                              --      (34)
      Other adjustments                                       34      (37)
                                                         -------  -------
      Balance, end of year                               $38,634  $41,669
                                                         =======  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $5.23 billion and $5.54 billion of equity, fixed income and balanced mutual funds and $721 million and $837 million of money market mutual funds as of December 31, 2012 and 2011, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                              DECEMBER 31,
($ IN MILLIONS)                                                            -------------------
                                                                             2012      2011
                                                                           --------- ---------
In the event of death
   Separate account value                                                  $   5,947 $   6,372
   Net amount at risk /(1)/                                                $   1,044 $   1,502
   Average attained age of contractholders                                  67 years  66 years
At annuitization (includes income benefit guarantees)
   Separate account value                                                  $   1,416 $   1,489
   Net amount at risk /(2)/                                                $     418 $     574
   Weighted average waiting period until annuitization options available        None    1 year
For cumulative periodic withdrawals
   Separate account value                                                  $     532 $     587
   Net amount at risk /(3)/                                                $      16 $      27
Accumulation at specified dates
   Separate account value                                                  $     811 $     906
   Net amount at risk /(4)/                                                $      50 $      78
   Weighted average waiting period until guarantee date                      6 years   6 years

--------
/(1)/Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

/(2)/Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

/(3)/Defined as the estimated current guaranteed minimum withdrawal balance
    (initial deposit) in excess of the current account balance as of the balance sheet date.

/(4)/Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees:

                                                                      LIABILITY FOR
                                       LIABILITY FOR                   GUARANTEES
                                         GUARANTEES     LIABILITY FOR  RELATED TO
                                      RELATED TO DEATH   GUARANTEES   ACCUMULATION
                                        BENEFITS AND     RELATED TO        AND
                                     INTEREST-SENSITIVE    INCOME      WITHDRAWAL
                                       LIFE PRODUCTS      BENEFITS      BENEFITS    TOTAL
($ IN MILLIONS)                      ------------------ ------------- ------------- -----
Balance, December 31, 2011 /(1)/            $289            $191          $164      $644
   Less reinsurance recoverables             116             175           162       453
                                            ----            ----          ----      ----
Net balance as of December 31, 2011          173              16             2       191
Incurred guarantee benefits                   25              (1)            2        26
Paid guarantee benefits                       (2)             --            --        (2)
                                            ----            ----          ----      ----
   Net change                                 23              (1)            2        24
Net balance as of December 31, 2012          196              15             4       215
   Plus reinsurance recoverables             113             220           125       458
                                            ----            ----          ----      ----
Balance, December 31, 2012 /(2)/            $309            $235          $129      $673
                                            ====            ====          ====      ====
Balance, December 31, 2010 /(3)/            $236            $227          $136      $599
   Less reinsurance recoverables              93             210           135       438
                                            ----            ----          ----      ----
Net balance as of December 31, 2010          143              17             1       161
Incurred guarantee benefits                   30              (1)            1        30
Paid guarantee benefits                       --              --            --        --
                                            ----            ----          ----      ----
   Net change                                 30              (1)            1        30
Net balance as of December 31, 2011          173              16             2       191
   Plus reinsurance recoverables             116             175           162       453
                                            ----            ----          ----      ----
Balance, December 31, 2011 /(1)/            $289            $191          $164      $644
                                            ====            ====          ====      ====

--------
/(1)/Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $116 million, variable annuity income benefits of $175 million, variable annuity accumulation benefits of $105 million, variable annuity withdrawal benefits of $57 million and other guarantees of $191 million.

/(2)/Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $112 million, variable annuity income benefits of $221 million, variable annuity accumulation benefits of $86 million, variable annuity withdrawal benefits of $39 million and other guarantees of $215 million.

/(3)/Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $211 million, variable annuity accumulation benefits of $88 million, variable annuity withdrawal benefits of $47 million and other guarantees of $168 million.

9. REINSURANCE

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

             PERIOD                                        RETENTION LIMITS
--------------------------------- --------------------------------------------------------------------

April 2011 through current        Single life: $5 million per life, $3 million age 70 and over, and
                                  $10 million for contracts that meet specific criteria
                                  Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011      $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria

September 1998 through June 2007  $2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met

August 1998 and prior             Up to $1 million per life

   In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.69 billion and $1.68 billion as of December 31, 2012 and 2011, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2012, premiums and contract charges of $128 million, contract benefits of $91 million, interest credited to contractholder funds of $23 million, and operating costs and expenses of $25 million were ceded to Prudential. In 2011, premiums and contract charges of $152 million, contract benefits of $121 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $27 million were ceded to Prudential. In 2010, premiums and contract charges of $171 million, contract benefits of $152 million, interest credited to contractholder funds of $29 million, and operating costs and expenses of $31 million were ceded to Prudential. In addition, as of December 31, 2012 and 2011 the Company had reinsurance recoverables of $160 million and $165 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2012, the gross life insurance in force was $533.65 billion of which $208.97 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                     2012    2011    2010
    ($ IN MILLIONS)                                 ------  ------  ------
    Direct                                          $2,121  $2,229  $2,230
    Assumed
       Affiliate                                       115     113     107
       Non-affiliate                                    40      20      22
    Ceded-non-affiliate                               (654)   (730)   (776)
                                                    ------  ------  ------
           Premiums and contract charges, net
             of reinsurance                         $1,622  $1,632  $1,583
                                                    ======  ======  ======

The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                       2012    2011    2010
   ($ IN MILLIONS)                                    ------  ------  ------
   Direct                                             $2,051  $2,036  $2,075
   Assumed
      Affiliate                                           80      78      72
      Non-affiliate                                       34      19      22
   Ceded-non-affiliate                                  (644)   (631)   (673)
                                                      ------  ------  ------
          Contract benefits, net of reinsurance       $1,521  $1,502  $1,496
                                                      ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

                                                                            2012    2011    2010
($ IN MILLIONS)                                                            ------  ------  ------
Direct                                                                     $1,288  $1,614  $1,774
Assumed
   Affiliate                                                                   10      10      10
   Non-affiliate                                                               19      11      12
Ceded-non-affiliate                                                           (28)    (27)    (32)
                                                                           ------  ------  ------
       Interest credited to contractholder funds, net of reinsurance       $1,289  $1,608  $1,764
                                                                           ======  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                                               2012   2011
                    ($ IN MILLIONS)           ------ ------
                    Annuities                 $1,831 $1,827
                    Life insurance             1,606  1,595
                    Long-term care insurance   1,049    949
                    Other                         84     86
                                              ------ ------
                       Total                  $4,570 $4,457
                                              ====== ======

   As of December 31, 2012 and 2011, approximately 95% and 94%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10. DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                 2012    2011    2010
         ($ IN MILLIONS)                        ------  ------  ------
         Balance, beginning of year             $2,165  $2,526  $3,073
         Acquisition costs deferred                262     241     304
         Amortization charged to income           (324)   (430)   (220)
         Effect of unrealized gains and losses    (269)   (172)   (631)
                                                ------  ------  ------
         Balance, end of year                   $1,834  $2,165  $2,526
                                                ======  ======  ======

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                   2012  2011  2010
            ($ IN MILLIONS)                        ----  ----  ----
            Balance, beginning of year             $ 41  $ 86  $195
            Sales inducements deferred               22     7    14
            Amortization charged to income          (14)  (23)  (27)
            Effect of unrealized gains and losses    (8)  (29)  (96)
                                                   ----  ----  ----
            Balance, end of year                   $ 41  $ 41  $ 86
                                                   ====  ====  ====

11. GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2012 and 2011, the liability balance included in other liabilities and accrued expenses was $40 million and $41 million, respectively. The related premium tax offsets included in other assets were $32 million and $34 million as of December 31, 2012 and 2011, respectively.

   Executive Life Insurance Company of New York ("ELNY") has been under the jurisdiction of the New York Liquidation Bureau (the "Bureau") as part of a 1992 court-ordered rehabilitation plan. ELNY continues to fully pay annuity benefits when due. The Superintendent of Insurance of the State of New York in conjunction with the New

York Attorney General filed a proposed formal plan of liquidation on September 1, 2011 and a court order approving the plan, as amended, was entered on April 16, 2012. On May 30, 2012, an attorney representing a number of ELNY payees filed a notice, appealing the ELNY Order of Liquidation. On February 6, 2013, the New York Appellate Division issued its order on that appeal and affirmed the lower court's order of liquidation. The attorney representing those payees has indicated that he will appeal this most recent decision. Assessments will not begin until the completion of the appeals process. The current publicly available estimated shortfall from the Bureau is $1.57 billion. New York law currently contains an aggregate limit on insurer assessments by the guaranty fund, the Life Insurance Corporation of New York, of $558 million, of which approximately $40 million has been used. The Company's three-year average market share for New York as of December 31, 2010, based on assessable premiums, was approximately 1.8%.

   As of December 31, 2012, the accrued liability for the Company's estimated aggregate exposure is $10 million, net of state related taxes, which includes $16 million pre-tax for guaranty fund assessments and $3 million pre-tax for participation in an industry sponsored plan to supplement certain ELNY policyholders. The ultimate cost will depend on the approved court ordered liquidation plan, the level of guaranty fund system participation and the realization of tax benefits. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future state related taxes.

GUARANTEES

   The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $4 million as of December 31, 2012. The obligations associated with these fixed income securities expire at various dates on or before March 11, 2018.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2012.

REGULATION AND COMPLIANCE

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

12. INCOME TAXES

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2009 and 2010 federal income tax returns. The IRS has completed its examinations of the Allstate Group's federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2012 or 2011, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                                     2012     2011
           ($ IN MILLIONS)                         -------  -------
           DEFERRED ASSETS
           Difference in tax bases of investments  $    53  $   146
           Deferred reinsurance gain                    27       31
           Other assets                                  1       11
              Total deferred assets                     81      188
           DEFERRED LIABILITIES
           Unrealized net capital gains               (883)    (440)
           DAC                                        (444)    (427)
           Life and annuity reserves                  (193)     (56)
           Other liabilities                           (85)     (86)
                                                   -------  -------
              Total deferred liabilities            (1,605)  (1,009)
                                                   -------  -------
                  Net deferred liability           $(1,524) $  (821)
                                                   =======  =======

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. There was no valuation allowance for deferred tax assets as of December 31, 2012 or 2011.

   The components of income tax expense (benefit) for the years ended December 31 are as follows:

                                                 2012  2011  2010
             ($ IN MILLIONS)                     ----  ---- -----
             Current                             $(82) $ 29 $(199)
             Deferred                             261   196   154
                                                 ----  ---- -----
             Total income tax expense (benefit)  $179  $225 $ (45)
                                                 ====  ==== =====

   The Company received refunds of $58 million and $629 million in 2012 and 2010, respectively, and paid income taxes of $72 million in 2011. The Company had a current income tax receivable of $77 million and $53 million as of December 31, 2012 and 2011, respectively.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                          2012   2011   2010
                                                         -----  -----  -----
  Statutory federal income tax rate - expense (benefit)  35.0 % 35.0 % (35.0)%
  Tax credits                                             (3.8)  (1.4)  (2.2)
  Dividends received deduction                            (1.4)  (1.2) (13.1)
  State income taxes                                        --    0.3   (2.1)
  Other                                                   (0.2)  (0.2)  (0.2)
                                                         -----  -----  -----
     Effective income tax rate - expense (benefit)       29.6 % 32.5 % (52.6)%
                                                         =====  =====  =====

13. CAPITAL STRUCTURE

DEBT OUTSTANDING

   All of the Company's outstanding debt as of December 31, 2012 and 2011 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4. The Company paid $48 million, $97 million and $16 million of interest on debt in 2012, 2011 and 2010, respectively.

14. STATUTORY FINANCIAL INFORMATION AND DIVIDEND LIMITATIONS

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net income (loss) of ALIC and its insurance subsidiaries was $382 million, $(83) million and $(456) million in 2012, 2011 and 2010, respectively. Statutory capital and surplus was $3.38 billion and $3.46 billion as of December 31, 2012 and 2011, respectively.

DIVIDEND LIMITATIONS

    The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance ("IL DOI") is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned surplus, which is the portion of statutory capital and surplus out of which dividends can be paid. During 2013, ALIC will not be able to pay dividends without prior IL DOI approval since it does not have unassigned surplus. As of December 31, 2012, ALIC's unassigned surplus reflected a deficit position of $62 million. All state insurance regulators have adopted RBC requirements developed by the NAIC. Maintaining statutory capital and surplus at a level in excess of the company action level allows the insurance company to avoid RBC regulatory action. ALIC's total statutory capital and surplus exceeds its company action level RBC as of December 31, 2012.

INTERCOMPANY TRANSACTIONS

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

15. BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $36 million, $22 million and $32 million in 2012, 2011 and 2010, respectively.

   The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). The cost allocated to the Company for postretirement benefits other than pension plans was $91 thousand and $1 million in 2012 and 2010, respectively, and the credit allocated to the Company was $1 million in 2011.

   The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.

ALLSTATE 401(K) SAVINGS PLAN

   Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $6 million, $5 million and $4 million in 2012, 2011 and 2010, respectively.

16. OTHER COMPREHENSIVE INCOME

   The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                           2012                     2011                     2010
($ IN MILLIONS)                                  -----------------------  -----------------------  -----------------------
                                                 PRE-TAX  TAX   AFTER-TAX PRE-TAX  TAX   AFTER-TAX PRE-TAX  TAX   AFTER-TAX
                                                 ------- -----  --------- ------- -----  --------- ------- -----  ---------
Unrealized net holding gains arising during the
  period, net of related offsets                 $1,180  $(414)   $766    $1,001  $(350)   $651    $1,819  $(638)  $1,181
Less: reclassification adjustment of realized
  capital gains and losses                          (84)    29     (55)      579   (203)    376      (349)   122     (227)
                                                 ------  -----    ----    ------  -----    ----    ------  -----   ------
Unrealized net capital gains and losses           1,264   (443)    821       422   (147)    275     2,168   (760)   1,408
Unrealized foreign currency translation
  adjustments                                        --     --      --        (2)     1      (1)       --     --       --
                                                 ------  -----    ----    ------  -----    ----    ------  -----   ------
Other comprehensive income                       $1,264  $(443)   $821    $  420  $(146)   $274    $2,168  $(760)  $1,408
                                                 ======  =====    ====    ======  =====    ====    ======  =====   ======

17. QUARTERLY RESULTS (UNAUDITED)

                      FIRST QUARTER SECOND QUARTER THIRD QUARTER FOURTH QUARTER
     ($ IN MILLIONS)  ------------- -------------  ------------- -------------
                       2012   2011   2012    2011  2012   2011    2012    2011
                      ------ ------ ------  ------ ----  ------  ------  ------
       Revenues       $1,052 $1,125 $1,065  $1,141 $970  $1,279  $1,116  $1,114
       Net income         83     91     98     135  103     160     142      83

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, IL 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2012 and 2011, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2012. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2013

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2012

                                                                                              AMOUNT
                                                                                             AT WHICH
                                                                                             SHOWN IN
                                                                             COST/             THE
                                                                           AMORTIZED  FAIR   BALANCE
                                                                             COST     VALUE   SHEET
($ IN MILLIONS)                                                            --------- ------- --------
Type of investment
Fixed maturities:
   Bonds:
       United States government, government agencies and authorities        $ 2,137  $ 2,379 $  2,379
       States, municipalities and political subdivisions                      4,153    4,704    4,704
       Foreign governments                                                    1,017    1,180    1,180
       Public utilities                                                       6,175    6,934    6,934
       Convertibles and bonds with warrants attached                            401      358      358
       All other corporate bonds                                             22,172   24,239   24,239
   Asset-backed securities                                                    1,921    1,865    1,865
   Residential mortgage-backed securities                                     1,778    1,791    1,791
   Commercial mortgage-backed securities                                      1,425    1,408    1,408
   Redeemable preferred stocks                                                   15       18       18
                                                                            -------  ------- --------
       Total fixed maturities                                                41,194  $44,876   44,876
                                                                                     =======
Equity securities:
   Common stocks:
       Industrial, miscellaneous and all other                                  310  $   345      345
                                                                                     =======
Mortgage loans on real estate                                                 5,943  $ 6,223    5,943
                                                                                     =======
Real estate (includes $34 acquired in satisfaction of debt)                      62                62
Policy loans                                                                    836               836
Derivative instruments                                                          127  $   129      129
                                                                                     =======
Limited partnership interests                                                 1,924             1,924
Other long-term investments                                                     876               876
Short-term investments                                                          875  $   875      875
                                                                            -------  ======= --------
       Total investments                                                    $52,147          $ 55,866
                                                                            =======          ========

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                                                                  PERCENTAGE
                                                 CEDED TO      ASSUMED            OF AMOUNT
                                      GROSS       OTHER       FROM OTHER   NET     ASSUMED
                                      AMOUNT  COMPANIES /(1)/ COMPANIES   AMOUNT    TO NET
($ IN MILLIONS)                      -------- --------------  ---------- -------- ----------
YEAR ENDED DECEMBER 31, 2012
Life insurance in force              $505,436    $208,967      $28,211   $324,680     8.7%
                                     --------    --------      -------   --------
Premiums and contract charges:
   Life insurance                    $  1,978    $    550      $    95   $  1,523     6.2%
   Accident and health insurance          143         104           60         99    60.6%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,121    $    654      $   155   $  1,622     9.6%
                                     ========    ========      =======   ========
YEAR ENDED DECEMBER 31, 2011
Life insurance in force              $504,176    $221,372      $22,108   $304,912     7.3%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,072    $    610      $    72   $  1,534     4.7%
   Accident and health insurance          157         120           61         98    62.2%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,229    $    730      $   133   $  1,632     8.1%
                                     ========    ========      =======   ========
YEAR ENDED DECEMBER 31, 2010
Life insurance in force              $507,645    $237,626      $22,879   $292,898     7.8%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,063    $    647      $    71   $  1,487     4.8%
   Accident and health insurance          167         129           58         96    60.4%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,230    $    776      $   129   $  1,583     8.1%
                                     ========    ========      =======   ========

--------
/(1)/No reinsurance or coinsurance income was netted against premiums ceded in 2012, 2011 or 2010.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                                                ADDITIONS
($ IN MILLIONS)                                             ------------------
                                                   BALANCE  CHARGED                       BALANCE
                                                    AS OF   TO COSTS                       AS OF
                                                  BEGINNING   AND      OTHER              END OF
DESCRIPTION                                       OF PERIOD EXPENSES ADDITIONS DEDUCTIONS PERIOD
-----------                                       --------- -------- --------- ---------- -------

YEAR ENDED DECEMBER 31, 2012

Allowance for estimated losses on mortgage loans     $63      $(5)     $ --       $16       $42

YEAR ENDED DECEMBER 31, 2011

Allowance for estimated losses on mortgage loans     $84      $33      $ --       $54       $63

YEAR ENDED DECEMBER 31, 2010

Allowance for estimated losses on mortgage loans     $94      $65      $ --       $75       $84

                                    PART C
                               OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

The financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and Allstate Financial Advisors Separate Account I are filed herewith in Part B of this Registration Statement.

(b) EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

(1)(b) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Glenbrook Life and Annuity Company Separate Account A and Glenbrook Life Multi-Manager Variable Account into Allstate Financial Advisors Separate Account I (Previously filed in the initial Form N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(2)     Not Applicable

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement File No. 033-62203) dated November 22, 1995).

(3)(b) Amended and Restated Principal Underwriting Agreement between Lincoln Benefit Life Company and Allstate Distributors, LLC (ALFS, Inc. merged with and into Allstate Distributors, LLC effective September 1, 2011) effective June 1, 2006. Incorporated herein by reference to
        Exhibit 10.1 to Lincoln Benefit Life Company's Current Report on Form 8-K filed December 20, 2007. (SEC File No. 333-111553)

(3)(c) Assignment & Delegation of Administrative Services Agreements, Underwriting Agreements, and Selling Agreements between ALFS, Inc. and Allstate Life Insurance Company, Allstate Life Insurance Company of New York, Charter National Life Insurance Company, Intramerica Life Insurance Company, Allstate Distributors, LLC, Allstate Financial Services, LLC & Lincoln Benefit Life Company entered into on
        September 1, 2011. Incorporated herein by reference to Exhibit 10.1 to Allstate Life Insurance Company's Current Report on Form 8-K filed September 1, 2011. (SEC File No. 000-31248)

(4)(a) Form of Flexible Premium Deferred Variable Annuity Contract (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(4)(b) Enhanced Death and Income Benefit Combination Rider II (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement (File No. 333-50879) dated July 5, 2000).

(4)(c) Death Benefit Amendatory Endorsement (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File
        No. 333-50879) dated April 26, 2002).

(4)(d) Form of Contract Endorsement (reflecting Allstate Life Insurance Company as issuer) (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(5) Form of Flexible Premium Deferred Variable Annuity Contract Application (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated
        April 24, 2001).

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Registrant's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No.1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20,
        2007).

(8) Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(9)(a) Opinion and Consent of General Counsel (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File No. 333-50879) dated April 26, 2002).

(9)(b) Opinion and Consent of Counsel Re: Legality (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(9)(c) Opinion and Consent of General Counsel Re: Legality. (Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-121693 and 811-09327) filed on April 24, 2009.)

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(13)(a) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 033-62203) dated April 1, 1997).

(13)(b) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement (File
        No. 333-50879) dated April 21, 2000).

(13)(c) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-50879) dated July 5, 2000).

(13)(d) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-50879) dated April 18, 2001).

(13)(e) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-50879) dated April 11, 2003).

(14)    Not Applicable.

(15) Letter re: unaudited interim financial information from Registered Public Accounting Firm (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(99)(a) Merger Agreement and Articles of Merger between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(99)(b) Powers of Attorney for David A. Bird, Anurag Chandra, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Jesse E. Merten, Samuel J. Pilch, John C. Pintozzi, Steven E. Shebik, Thomas J. Wilson, and Matthew E. Winter. Filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR, Allstate Life Insurance Company

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
David A. Bird                           Director and Senior Vice President

Anurag Chandra                          Director and Executive Vice President

Don Civgin                              Director, President and Chief
                                        Executive Officer

Judith P. Greffin                       Director, Executive Vice President and
                                        Chief Investment Officer

Angela K. Fontana                       Director, Vice President, General
                                        Counsel and Secretary

Jesse E. Merten                         Director, Senior Vice President and
                                        Chief Financial Officer

Samuel H. Pilch                         Director, Senior Group Vice President
                                        and Controller

John C. Pintozzi                        Director

Steven E. Shebik                        Director

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director

Wilford J. Kavanaugh                    Director and Senior Vice President

P. Kelly Noll                           Senior Vice President and Chief
                                        Privacy Officer

Gregory J. Guidos                       Senior Vice President

D. Scott Harper                         Senior Vice President and Assistant
                                        Treasurer

Harry R. Miller                         Senior Vice President and Chief Risk
                                        Officer

Jeffrey J. McRae                        Senior Vice President and Assistant
                                        Treasurer

Mario Rizzo                             Senior Vice President and Treasurer

Mary J. McGinn                          Senior Vice President and Assistant
                                        Secretary

William B. Borst                        Vice President

Errol Cramer                            Vice President and Appointed Actuary

Lawrence W. Dahl                        Vice President

Randal DeCoursey                        Vice President

Sarah R. Donahue                        Vice President

Michael S. Downing                      Vice President

Lisa J. Flanary                         Vice President

Maribel V. Gerstner                     Vice President

Keith A. Hauschildt                     Vice President

Atif J. Ijaz                            Vice President

Mario Imbarrato                         Vice President

J. Wayne Kullman                        Vice President

P. John Rugel                           Vice President

Mary C. Springberg                      Vice President

Robert E. Transon                       Vice President

Elliot A. Stultz                        Assistant Secretary

Paul N. Kierig                          Assistant Secretary

Jennifer M. Hager                       Assistant Secretary

The principal business address of Mr. Bird is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 20, 2013 (File No. 001-11840).

27. NUMBER OF CONTRACT OWNERS

As of February 28, 2013, there were 1,504 Qualified Contract Owners and 2,032 Non-Qualified Contract Owners.

28. INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company ("Depositor") and Allstate Distributors, LLC ("Distributor"), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITER, ALLSTATE DISTRIBUTORS, LLC

(a) The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

(b)     DIRECTORS AND OFFICERS OF THE UNDERWRITER, ALLSTATE DISTRIBUTORS, LLC

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 ------------------------------------    --------------------------------------

 Wilford J. Kavanaugh                    Manager and Chairman of the Board

 Lisa J. Flanary                         Manager and President

 Angela K. Fontana                       Manager and Assistant Secretary

 Richard Eells                           Senior Vice President

 Stanley G. Shelley                      Senior Vice President

 Mark Sutton                             Senior Vice President

 P. Kelly Noll                           Senior Vice President and Chief
                                         Privacy Officer

 Marian Goll                             Vice President and Treasurer

 Sarah R. Donahue                        Vice President

 Maribel V. Gerstner                     Manager and Vice President

 D. Scott Harper                         Senior Vice President and Assistant
                                         Treasurer

 Jeffrey J. McRae                        Senior Vice President and Assistant
                                         Treasurer

 Allen R. Reed                           Vice President, General Counsel and
                                         Secretary

 Mario Rizzo                             Senior Vice President and Assistant
                                         Treasurer

 Dana Goldstein                          Chief Compliance Officer

 Mary J. McGinn                          Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c)Compensation of Allstate Distributors, LLC

None

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Distributor, Allstate Distributors, LLC is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 15th day of April, 2013.



                                         ALLSTATE FINANCIAL ADVISORS
                                             SEPARATE ACCOUNT I
                                                (REGISTRANT)

                         By:           ALLSTATE LIFE INSURANCE COMPANY

                         By:                /s/ Angela K. Fontana
                              --------------------------------------------------
                                              Angela K. Fontana
                                     Vice President, General Counsel and
                                                  Secretary

                         By:           ALLSTATE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                                            /s/ Angela K. Fontana
                              --------------------------------------------------
                                              Angela K. Fontana
                                Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 15th day of April, 2013.


*/DON CIVGIN            Director, President and Chief Executive Officer
----------------------- (Principal Executive Officer)
Don Civgin

*/THOMAS J. WILSON      Director and Chairman of the Board
-----------------------
Thomas J. Wilson

*/DAVID A. BIRD         Director and Senior Vice President
-----------------------
David A. Bird

*/ANURAG CHANDRA        Director and Executive Vice President
-----------------------
Anurag Chandra

/s/ ANGELA K. FONTANA   Director, Vice President, General Counsel and
----------------------- Secretary
Angela K. Fontana

*/JUDITH P. GREFFIN     Director, Executive Vice President and Chief
----------------------- Investment Officer
Judith P. Greffin

*/WILFORD J. KAVANAUGH  Director and Senior Vice President
-----------------------
Wilford J. Kavanaugh

*/JESSE E. MERTEN       Director, Senior Vice President and Chief Financial
----------------------- Officer (Principal Financial Officer)
Jesse E. Merten

*/SAMUEL H. PILCH       Director, Senior Group Vice President and Controller
----------------------- (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI      Director
-----------------------
John C. Pintozzi

*/STEVEN E. SHEBIK      Director
-----------------------
Steven E. Shebik

*/MATTHEW E. WINTER     Director
-----------------------
Matthew E. Winter

*/ By: Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

                                 EXHIBIT INDEX


Exhibit Description
------- ----------------------------------------------------------------------

   10   Consent of Independent Registered Public Accounting Firm.

  (99) Powers of Attorney for David A. Bird, Anurag Chandra, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Jesse E. Merten, Samuel J. Pilch, John C. Pintozzi, Steven E. Shebik, Thomas J. Wilson, and Matthew E. Winter.